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                      DFA INVESTMENT DIMENSIONS GROUP INC.
                  TAX-MANAGED U.S. MARKETWIDE VALUE PORTFOLIO
                       TAX-MANAGED U.S. EQUITY PORTFOLIO
                   TAX-MANAGED U.S. SMALL CAP VALUE PORTFOLIO
                      TAX-MANAGED U.S. SMALL CAP PORTFOLIO
                 TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO

                               SEMI-ANNUAL REPORT

                         SIX MONTHS ENDED MAY 31, 2002
                                  (UNAUDITED)

                     -------------------------------------

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                               SEMI-ANNUAL REPORT

                                  (UNAUDITED)

                               TABLE OF CONTENTS

                                                               PAGE
                                                              -------
DFA INVESTMENT DIMENSIONS GROUP INC.
    Schedules of Investments
        Tax-Managed U.S. Marketwide Value Portfolio.........        1
        Tax-Managed U.S. Equity Portfolio...................        1
        Tax-Managed U.S. Small Cap Value Portfolio..........        2
        Tax-Managed U.S. Small Cap Portfolio................       18
        Tax-Managed DFA International Value Portfolio.......       46

    Statements of Assets and Liabilities....................       55

    Statements of Operations................................       57

    Statements of Changes in Net Assets.....................       59

    Financial Highlights....................................       61

    Notes to Financial Statements...........................       63

THE DFA INVESTMENT TRUST COMPANY
    Schedules of Investments
        The Tax-Managed U.S. Marketwide Value Series........       68
        The Tax-Managed U.S. Equity Series..................       81

    Statements of Assets and Liabilities....................       99

    Statements of Operations................................      100

    Statements of Changes in Net Assets.....................      101

    Financial Highlights....................................      102

    Notes to Financial Statements...........................      103

This report is submitted for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                            SCHEDULES OF INVESTMENTS

                  TAX-MANAGED U.S. MARKETWIDE VALUE PORTFOLIO

                                  MAY 31, 2002
                                  (UNAUDITED)

                                                                                 VALUE+
                                                                                 ------
Investment in The Tax-Managed U.S. Marketwide Value Series
  of The DFA Investment Trust Company.......................                  $672,624,896
                                                                              ------------
    Total Investments (100%) (Cost $629,284,041)++..........                  $672,624,896
                                                                              ============

--------------
++The cost for federal income tax purposes is $630,453,423.

                       TAX-MANAGED U.S. EQUITY PORTFOLIO

                                  MAY 31, 2002

                                  (UNAUDITED)

                                                                                  VALUE+
                                                                                  ------
Investment in The Tax-Managed U.S. Equity Series of The DFA
  Investment Trust Company..................................                   $186,489,870
                                                                               ------------
    Total Investments (100%) (Cost $193,414,274)++..........                   $186,489,870
                                                                               ============

--------------
++The cost for federal income tax purposes is $193,469,487.
--------------
+See Note B to Financial Statements.

                See accompanying Notes to Financial Statements.

                   TAX-MANAGED U.S. SMALL CAP VALUE PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                  MAY 31, 2002
                                  (UNAUDITED)

                                                            SHARES             VALUE+
                                                            ------             ------
COMMON STOCKS -- (98.4%)
 *3 Dimensional Pharmaceuticals, Inc...................       19,100   $      105,336
 *3-D Systems Corp.....................................       10,600          122,377
 *3TEC Energy Corp.....................................       54,800          824,466
 *A.C. Moore Arts & Crafts, Inc........................       14,500          616,902
 AAR Corp..............................................       88,900        1,017,016
 ABC Bancorp...........................................        6,360           93,778
 Abington Bancorp, Inc.................................        7,000          141,365
 *Abiomed, Inc.........................................       79,700          608,111
 *Acceptance Insurance Companies, Inc..................       56,000          257,600
 *#Accrue Software, Inc................................       15,200            3,572
 Aceto Corp............................................       10,300          111,240
 *Aclara Biosciences, Inc..............................      162,800          336,182
 *Acme Communications, Inc.............................       75,900          779,872
 *Acorn Products, Inc..................................        2,400            1,272
 *ACT Teleconferencing, Inc............................       33,500          119,260
 *Action Performance Companies, Inc....................        8,700          317,985
 *Active Power, Inc....................................      176,000          770,000
 Adams Resources & Energy, Inc.........................        2,200           17,655
 *Adaptec, Inc.........................................       92,900        1,200,268
 *ADE Corp.............................................       12,200          146,461
 *Adept Technology, Inc................................      102,200          274,918
 *Advance Auto Parts Inc...............................       14,096          814,749
 *Advance Lighting Technologies, Inc...................       61,100           69,348
 *Advanced Neuromodulation Systems, Inc................          900           28,750
 Advanta Corp. Class A.................................       34,200          475,038
 Advanta Corp. Class B Non-Voting......................       57,000          778,050
 *Aehr Test Systems....................................        4,700           27,142
 *AEP Industries, Inc..................................        5,100          177,097
 *Aerovox, Inc.........................................        8,100               65
 *Aether Systems, Inc..................................      190,300          686,031
 *Aetrium, Inc.........................................       24,800           52,452
 *Aftermarket Technology Corp..........................       32,000          756,160
 *AG Services America, Inc.............................        1,300           16,737
 *Agco Corp............................................      320,700        6,654,525
 *Agile Software Corp..................................      140,700        1,174,845
 *AHL Services, Inc....................................       67,800          133,905
 *AHT Corp.............................................       10,100               35
 *Air Methods Corp.....................................       25,471          292,916
 Airborne, Inc.........................................      179,600        4,053,572
 *Airgas, Inc..........................................      320,700        5,227,410
 *AirGate PCS, Inc.....................................       22,500          258,975
 *Airnet Communications Corp...........................        2,200            2,860
 *Airnet Systems, Inc..................................       39,300          330,120
 *#Airspan Networks, Inc...............................       78,700           84,602
 *AK Steel Holding Corp................................      395,019        5,518,415
 *#Akamai Technologies, Inc............................      469,900          944,499
 Alamo Group, Inc......................................       38,200          641,760
 *Alamosa Holdings, Inc................................       76,100          329,513
 *Alaska Air Group, Inc................................      132,400        3,687,340
 *Alaska Communications Systems Group, Inc.............       29,800          205,620
 Albany International Corp. Class A....................       81,020        2,110,571
 Albemarle Corp........................................       16,800          535,584
 *Aldila, Inc..........................................       16,500           13,942
                                                            SHARES             VALUE+
                                                            ------             ------
 Alexander & Baldwin, Inc..............................      114,500   $    3,150,467
 *Alexion Pharmaceuticals, Inc.........................       47,800          752,611
 Alico, Inc............................................        8,900          253,472
 *All American Semiconductor, Inc......................       20,400           70,686
 *#Allegiance Telecom, Inc.............................      437,900          505,774
 Allegiant Bancorp, Inc................................        2,200           38,335
 Allen Organ Co. Class B...............................          400           16,718
 *Allen Telecom, Inc...................................      137,700          722,925
 *#Alliance Pharmaceutical Corp........................        1,360            2,618
 *Alliance Semiconductor Corp..........................      196,600        1,735,978
 *Allied Healthcare Products, Inc......................       17,500           87,412
 *Allied Holdings, Inc.................................       13,600           71,400
 *Allied Research Corp.................................        9,900          217,206
 *Allou Health & Beauty Care, Inc. Class A.............       25,300          200,882
 *Allsctipts Healthcare Solutions, Inc.................      165,600          737,748
 *Alltrista Corp.......................................       45,100        1,675,014
 *Alpha Technologies Group, Inc........................       20,300           50,242
 *Alphanet Solutions, Inc..............................        3,500            6,895
 Alpharma, Inc. Class A................................      133,800        2,762,970
 *#Alterra Healthcare Corp.............................       22,200            1,998
 *Ambassadors Group, Inc...............................       15,900          245,655
 *Ambassadors, Inc.....................................       32,800          302,252
 *AMC Entertainment, Inc...............................       69,000        1,006,710
 *Amcast Industrial Corp...............................       24,300           93,069
 Amcol International Corp..............................       12,400           71,300
 *Amerco, Inc..........................................       86,300        1,388,567
 *America West Holdings Corp. Class B..................      151,175          461,084
 *#American Aircarriers Support, Inc...................       18,900               19
 American Biltrite, Inc................................          900           12,141
 #American Business Financial Services, Inc............          550            6,985
 *#American Classic Voyages Co.........................       86,300               86
 American Financial Group, Inc.........................       28,500          762,090
 American Greetings Corp. Class A......................       75,300        1,556,451
 *American Healthways, Inc.............................       23,400          596,232
 *American Homestar Corp...............................       34,600              121
 *American Indemnity Financial Escrow..................        1,500            1,500
 *American Medical Security Group, Inc.................      101,900        1,946,290
 *American Pacific Corp................................        5,000           52,650
 *American Physicians Capital, Inc.....................       46,800          781,092
 *American Physicians Services Group, Inc..............        1,900            7,628
 *American Retirement Corp.............................      108,600          330,144
 *American Software, Inc. Class A......................       65,500          228,267
 *American Superconductor Corp.........................       92,600          662,553
 *American Technical Ceramics Corp.....................       18,900          124,740
 *American Tower Corp..................................      446,200        1,695,560
 *America's Car-Mart, Inc..............................       22,200          325,896
 *Ameripath, Inc.......................................       48,400        1,429,978
 AmeriServe Financial, Inc.............................       32,300          162,307
 *Ameristar Casinos, Inc...............................       14,100          413,130
 Ameron, Inc...........................................        9,600          683,520
 AmerUs Group Co.......................................       56,000        1,985,200
 Ampco-Pittsburgh Corp.................................       23,100          276,045

TAX-MANAGED U.S. SMALL CAP VALUE PORTFOLIO

CONTINUED

                                                            SHARES             VALUE+
                                                            ------             ------
 *Amrep Corp...........................................       11,100   $       87,690
 *Amresco, Inc.........................................       11,400               46
 *Amtech Systems, Inc..................................        7,100           45,262
 *Anadigics, Inc.......................................      101,300        1,091,507
 Analysts International Corp...........................       38,500          187,302
 *Anaren Microwave, Inc................................       77,000        1,001,385
 Andersons, Inc........................................       11,300          140,628
 *#Angeion Corp........................................          130               51
 *#Ann Taylor Stores Corp..............................      221,250        6,301,200
 *AnswerThink Consulting Group, Inc....................      137,500          718,437
 *Antigenics, Inc......................................          637            6,386
 *APA Optics, Inc......................................       53,400          117,480
 Apogee Enterprises, Inc...............................       61,300          855,748
 *Applica, Inc.........................................       80,400          816,864
 *Applied Extrusion Technologies, Inc..................       65,400          425,100
 *Applied Graphics Technologies, Inc...................       12,240            6,487
 Applied Industrial Technologies, Inc..................       32,400          639,900
 *Applied Innovation, Inc..............................       63,300          274,089
 *Applied Microsystems Corp............................        1,800            1,233
 *Applied Signal Technologies, Inc.....................       38,700          454,918
 *Apropos Technology, Inc..............................       15,200           34,580
 *Aradigm Corp.........................................       23,400           92,079
 *Arch Capital Group, Ltd..............................       27,800          824,131
 Arch Chemicals, Inc...................................       66,900        1,555,425
 Arch Coal, Inc........................................       51,800        1,217,300
 Arctic Cat, Inc.......................................       20,600          412,103
 *Arena Pharmaceuticals, Inc...........................       96,000          727,200
 Argonaut Group, Inc...................................       72,600        1,553,277
 *Argonaut Technologoes, Inc...........................       10,000           13,600
 *#Ariba, Inc..........................................      634,500        1,874,947
 *Arkansas Best Corp...................................       23,500          578,687
 *Arlington Hospitality, Inc...........................        8,400           25,998
 *Arqule, Inc..........................................       73,400          633,075
 *Arris Group, Inc.....................................      188,800        1,226,256
 *Art Technology Group, Inc............................      167,300          221,672
 *Artesyn Technologies, Inc............................      120,100          909,157
 Arvinmeritor, Inc.....................................       25,100          670,170
 ASB Financial Corp....................................        2,500           27,950
 *Ascential Software Corp..............................    1,035,800        3,164,369
 *Ashworth, Inc........................................       44,600          401,177
 *Aspect Communications Corp...........................      254,200        1,206,179
 *Astea International, Inc.............................        9,700            8,681
 *Astec Industries, Inc................................       77,900        1,317,289
 Astro-Med, Inc........................................        5,400           22,410
 *Asyst Technologies, Inc..............................       72,600        1,234,926
 Atlanta Sosnoff Capital Corp..........................        3,800           44,175
 *Atlantic American Corp...............................       29,400           76,293
 *Atlas Air, Inc.......................................      143,000        1,226,940
 *ATP Oil & Gas Corp...................................       40,300          149,916
 *Atrion Corp..........................................        5,000          156,600
 *ATS Medical, Inc.....................................       55,700           92,183
 *Audio Visual Services Corp...........................       16,500               26
 *Audiovox Corp. Class A...............................       98,100          767,632
 *Ault, Inc............................................       14,700           71,736
 *Aurora Foods, Inc....................................      261,800          526,218
 *#autobytel.com, Inc..................................      112,100          404,681
 *Avanex Corp..........................................      247,300          636,797
 *Avatar Holdings, Inc.................................       19,300          503,730
 *Avenue A, Inc........................................      133,800          400,731
 *Aviall, Inc..........................................       83,000          794,310
 *Avici System, Inc....................................      124,800          215,904
 *Avid Technology, Inc.................................       74,100          676,162
                                                            SHARES             VALUE+
                                                            ------             ------
 *Avigen, Inc..........................................       92,000   $      799,020
 Avnet, Inc............................................       11,136          257,576
 *Avocent Corp.........................................      118,700        2,695,677
 *#Avteam, Inc. Class A................................       15,400               54
 *Aware, Inc...........................................      129,200          478,686
 *Axeda Systems, Inc...................................       84,300          201,055
 *Axsys Technologies, Inc..............................        9,000           73,170
 *AXT, Inc.............................................       73,600          722,384
 *Aztar Corp...........................................      113,100        2,338,908
 *AZZ, Inc.............................................        3,200           59,360
 *Badger Paper Mills, Inc..............................          400            3,380
 Bairnco Corp..........................................       10,900           58,315
 *Baker (Michael) Corp.................................       16,600          256,968
 Baldwin & Lyons, Inc. Class B.........................       14,300          330,258
 *Baldwin Technology, Inc. Class A.....................        3,300            4,950
 *Ballantyne Omaha, Inc................................       25,400           22,225
 *Bally Total Fitness Holding Corp.....................       99,200        2,048,480
 *Bancinsurance Corp...................................       11,695           61,048
 Bandag, Inc...........................................       14,750          472,000
 Bandag, Inc. Class A..................................       18,200          511,420
 Bank of Hawaii Corp...................................      164,700        4,768,065
 *Bank United Financial Corp. Class A..................       98,400        1,753,980
 BankAtlantic Bancorp, Inc. Class A....................        1,545           17,227
 Banknorth Group, Inc..................................        2,094           56,308
 Banner Corp...........................................       30,270          662,762
 Banta Corp............................................       15,700          538,510
 *Barry (R.G.) Corp....................................       29,400          169,050
 Bassett Furniture Industries, Inc.....................       38,500          719,950
 *Bay View Capital Corp................................      239,407        1,625,574
 *Baycorp Holdings, Ltd................................        3,200           38,560
 *Be Aerospace, Inc....................................       49,200          639,846
 *Beazer Homes USA, Inc................................       35,429        2,771,256
 *Bel Fuse, Inc. Class A...............................        3,500           86,520
 *Bell Industries, Inc.................................       31,600           60,988
 *Bell Microproducts, Inc..............................       72,400          747,892
 *Benchmark Electronics, Inc...........................       93,500        2,805,000
 Berkley (W.R.) Corp...................................       54,700        3,225,659
 *#Bethlehem Steel Corp................................       70,000           28,000
 *Beverly Enterprises..................................      330,200        2,578,862
 BHA Group Holdings, Inc. Class A......................        7,185          126,564
 Big Lots, Inc.........................................      385,700        6,904,030
 *Biocryst Pharmaceuticals, Inc........................       72,600          220,704
 *Bio-Rad Laboratories, Inc. Class A...................       18,400          814,384
 *BioReliance Corp.....................................       14,000          385,070
 *Biosource International, Inc.........................       31,200          191,100
 Blair Corp............................................       22,900          525,097
 *#Blue Rhino Corp.....................................       41,100          504,708
 *Bluegreen Corp.......................................       93,000          359,910
 BMC Industries, Inc...................................       89,000          111,250
 *BNS Co. Class A......................................        8,500           19,890
 Bob Evans Farms, Inc..................................       74,300        2,274,694
 *Boca Resorts, Inc....................................      228,400        2,950,928
 *Bogen Communications International, Inc..............       34,900          109,411
 *Bolt Technology Corp.................................        5,600           25,480
 *Bombay Co., Inc......................................       88,000          439,120
 *Bon-Ton Stores, Inc..................................       32,800          137,760
 *Books-a-Million, Inc.................................       66,800          265,196
 *Borders Group, Inc...................................        3,600           75,024
 Borg-Warner, Inc......................................      110,000        7,084,000
 *Borland Software Corp................................       21,200          203,732
 *Boron, Lepore and Associates, Inc....................       44,200          704,327

TAX-MANAGED U.S. SMALL CAP VALUE PORTFOLIO

CONTINUED

                                                            SHARES             VALUE+
                                                            ------             ------
 Boston Acoustics, Inc.................................        9,500   $      127,775
 *Boston Communications Group, Inc.....................      144,100        1,268,080
 Bostonfed Bancorp, Inc................................        2,900           88,450
 *Bottomline Technologies, Inc.........................       53,200          393,946
 Bowl America, Inc. Class A............................        3,528           41,454
 Bowne & Co., Inc......................................      103,000        1,488,350
 *Boyd Gaming Corp.....................................      157,100        2,295,231
 *Brass Eagle, Inc.....................................       14,900           90,145
 *Braun Consulting, Inc................................       85,400          428,281
 *Broadwing, Inc.......................................        4,700           17,954
 Brookline Bancorp, Inc................................       50,500        1,272,852
 *Brooks-PRI Automation Inc............................       41,400        1,248,417
 *Brookstone, Inc......................................       37,900          642,784
 *Brooktrout, Inc......................................       55,900          301,580
 *Brown (Tom), Inc.....................................      131,800        3,592,868
 Brown Shoe Company, Inc...............................       33,400          801,600
 Brush Engineered Materials, Inc.......................       77,200        1,007,460
 BSB Bancorp, Inc......................................       32,300          966,739
 *BSQUARE Corp.........................................      110,500          258,017
 *BTU International, Inc...............................       15,100           70,139
 *Buca, Inc............................................       37,000          658,045
 *Buckeye Technology, Inc..............................      127,200        1,321,608
 *Building Materials Holding Corp......................       51,000          780,045
 Burlington Coat Factory Warehouse Corp................      139,480        3,194,092
 Bush Industries, Inc. Class A.........................       15,850          160,243
 *Butler International, Inc............................       30,600           72,828
 Butler Manufacturing Co...............................       13,400          341,164
 *Cable Design Techologies Corp........................       33,100          383,960
 Cabot Oil & Gas Corp. Class A.........................       34,400          789,480
 *CacheFlow, Inc.......................................          200              122
 Cadmus Communications Corp............................       18,900          245,794
 Calgon Carbon Corp....................................      104,800          885,560
 *Caliber Learning Network, Inc........................       30,300               45
 *Calico Commerce, Inc.................................       12,100            3,690
 California First National Bancorp.....................       13,900          200,507
 *California Micro Devices Corp........................        5,100           27,616
 *Caliper Technologies Corp............................       97,300          712,722
 *Callon Petroleum Corp................................       71,800          362,590
 Cal-Maine Foods, Inc..................................       16,100           57,155
 Camco Financial Corp..................................       11,200          161,000
 *Candela Laser Corp...................................       28,700          167,464
 *Cannondale Corp......................................        7,100           21,939
 *Cantel Medical Corp..................................        5,517          107,581
 *Capital Corp. of the West............................        6,174          132,000
 *Capital Crossing Bank................................       14,200          340,445
 *Capital Pacific Holdings, Inc........................       16,900           71,825
 *Capital Senior Living Corp...........................       58,700          198,993
 *Capital Trust, Inc...................................       11,300           55,935
 *Capstone Turbine Corp................................      230,000          558,900
 *Captaris, Inc........................................      146,000          422,670
 Caraustar Industries, Inc.............................       91,800        1,192,941
 *Carbide/Graphite Group, Inc..........................       15,900                2
 *Carecentric, Inc.....................................          940              508
 Carpenter Technology Corp.............................       45,400        1,327,950
 *Carreker Corp........................................       54,900          535,824
 *Carriage Services, Inc. Class A......................       48,000          207,840
 *Carrier Access Corp..................................       90,400          241,820
 *Carrington Laboratories, Inc.........................       22,400           36,960
 *Carrizo Oil & Gas, Inc...............................        4,300           20,317
 *Cascade Corp.........................................       18,700          261,800
 *Casella Waste Systems, Inc. Class A..................      108,700        1,254,941
                                                            SHARES             VALUE+
                                                            ------             ------
 Casey's General Stores, Inc...........................        1,700   $       20,272
 Cash America International, Inc.......................      100,000          835,000
 Castle (A.M.) & Co....................................       67,150          703,060
 Castle Energy Corp....................................       17,000          107,185
 Catalina Lighting, Inc................................        1,720            9,649
 *Catalytica Energy Systems, Inc.......................       34,200          129,447
 Cato Corp. Class A....................................       26,700          723,970
 *Cavalier Homes, Inc..................................       65,200          224,288
 CBRL Group, Inc.......................................      183,800        6,113,188
 *C-COR.Net Corp.......................................       18,300          160,216
 *CDI Corp.............................................       63,900        1,787,922
 *Celadon Group, Inc...................................       35,000          393,575
 *Celeritek, Inc.......................................       55,100          462,289
 *Cell Genesys, Inc....................................       62,900          877,455
 *CellStar Corp........................................        5,600           22,596
 Centex Construction Products, Inc.....................       21,600          902,232
 Central Bancorp, Inc..................................        3,500          107,625
 *Central Garden & Pet Co..............................       47,700          700,236
 Central Parking Corp..................................      115,100        2,831,460
 Century Aluminum Co...................................       47,900          777,896
 *Century Business Services, Inc.......................      352,300        1,217,196
 *Ceradyne, Inc........................................        8,400           66,528
 *Ceres Group, Inc.....................................       89,700          387,952
 CFS Bancorp, Inc......................................          200            2,810
 *#CGI Group, Inc......................................       17,914           96,377
 *Champion Enterprises, Inc............................      161,400        1,294,428
 Champion Industries, Inc..............................        3,900           11,427
 *Champps Entertainment, Inc...........................        1,000           13,565
 *Channell Commercial Corp.............................        3,600           23,580
 *Charles and Colvard, Ltd.............................       18,200           83,174
 *Charming Shoppes, Inc................................      368,900        2,860,819
 *Chart House Enterprises, Inc.........................        1,400            5,250
 *Chart Industries, Inc................................       42,400          112,784
 *Chase Industries, Inc................................       17,250          219,075
 *Checkers Drive-In Restaurant, Inc....................       44,637          546,580
 *#CheckFree Corp......................................       49,900        1,058,628
 *Checkpoint System, Inc...............................       93,500        1,228,590
 Chemed Corp...........................................        6,300          231,210
 Chemfirst, Inc........................................       16,000          446,400
 Chesapeake Corp.......................................       20,400          567,528
 *Chesapeake Energy Corp...............................       77,000          579,040
 Chesapeake Utilities Corp.............................        2,400           50,400
 Chicago Rivet & Machine Co............................          200            5,320
 *Childtime Learning Centers, Inc......................       22,600           68,478
 *Chiles Offshore, Inc.................................       43,200        1,164,240
 *Chiquita Brands International, Inc...................          668           11,503
 *Chromcraft Revington, Inc............................       17,300          267,631
 *Chronimed, Inc.......................................       54,000          311,580
 *Ciber, Inc...........................................       82,800          636,732
 *Cima Laboratories, Inc...............................        7,900          224,004
 *Ciphergen Biosystems, Inc............................        7,100           33,760
 *Ciprico, Inc.........................................       12,500           66,500
 CIRCOR International, Inc.............................       70,400        1,549,504
 *#Circuit City Stores, Inc. (Carmax Group)............       87,000        2,302,890
 *City Holding Co......................................       46,700          866,518
 *CKE Restaurants, Inc.................................       97,500          975,000
 *Clare, Inc...........................................       41,300          165,406
 *Clarus Corp..........................................       70,900          425,045
 Classic Vacation Group, Inc...........................       22,500            2,250
 *Clean Harbors, Inc...................................       35,800          279,956
 Cleveland Cliffs, Inc.................................       31,400          897,726

TAX-MANAGED U.S. SMALL CAP VALUE PORTFOLIO

CONTINUED

                                                            SHARES             VALUE+
                                                            ------             ------
 CNA Surety Corp.......................................        8,000   $      120,960
 *CNET Networks, Inc...................................      412,989        1,282,331
 *CNS, Inc.............................................       35,400          207,621
 Coachmen Industries, Inc..............................       20,600          354,320
 *Coast Dental Services, Inc...........................        1,766            9,263
 Coastal Bancorp, Inc..................................       15,050          487,921
 *Coastcast Corp.......................................       14,600           36,500
 *Cobalt Corp..........................................       62,800        1,290,540
 *Cobra Electronic Corp................................       31,400          264,231
 *Cogent Communications Group, Inc.....................          663            1,724
 *Coherent, Inc........................................       91,500        2,753,235
 *Cohesion Technologies, Inc...........................       64,300          151,426
 *Cole National Corp. Class A..........................       29,700          552,420
 *Colorado Medtech, Inc................................       46,000          146,970
 *Columbia Banking System, Inc.........................       62,672          719,161
 Columbus McKinnon Corp................................       62,500          612,187
 *Comarco, Inc.........................................        5,000           38,875
 *Comforce Corp........................................       15,400           18,480
 *Comfort Systems USA, Inc.............................      161,400          758,580
 Commerce Group, Inc...................................       31,900        1,254,946
 Commercial Federal Corp...............................      137,500        3,960,000
 Commercial Metals Co..................................       38,400        1,762,560
 Commonwealth Bancorp, Inc.............................        9,700          273,200
 Commonwealth Industries, Inc..........................       87,800          633,477
 Communications Systems, Inc...........................       26,500          224,057
 Community Bank System, Inc............................       22,700          705,970
 Community Financial Group, Inc........................        3,400           82,552
 Community Trust Bancorp, Inc..........................       20,970          526,032
 *Community West Bancshares............................       14,800           73,260
 *Compucom Systems, Inc................................      208,150          828,437
 *CompuCredit Corp.....................................      173,600        1,206,520
 *Computer Horizons Corp...............................      154,900          673,040
 *Computer Network Technology Corp.....................       42,850          360,583
 *Computer Task Group, Inc.............................       76,500          351,900
 CompX International, Inc..............................       14,700          182,280
 *Comshare, Inc........................................       44,200          115,804
 *Comstock Resources, Inc..............................      155,000        1,280,300
 *Comtech Telecommunications Corp......................       29,000          286,375
 *Concerto Software, Inc...............................       40,700          327,838
 *Concord Camera Corp..................................      128,800          891,296
 *Cone Mills Corp......................................       98,300          344,050
 *Congoleum Corp. Class A..............................       10,300           28,840
 *Conmed Corp..........................................       53,450        1,274,515
 *#Conseco, Inc........................................    1,140,800        3,182,832
 *Consolidated Freightways Corp........................      100,300          317,449
 *Consolidated Graphics, Inc...........................       48,600          976,860
 *Continental Airlines, Inc............................       98,200        2,186,914
 *Convera Corp.........................................       86,600          329,513
 Cooper Tire & Rubber Co...............................      238,400        5,445,056
 *CoorsTek, Inc........................................       52,975        1,783,403
 *Core Materials Corp..................................          700            1,540
 *Corixa Corp..........................................      138,200          908,665
 Corn Products International, Inc......................      116,100        3,935,790
 *Cornell Companies, Inc...............................       37,400          411,400
 *Correctional Services Corp...........................       37,500           84,375
 *Corrections Corporation of America...................      104,100        1,688,502
 *Corrpro Companies, Inc...............................       13,000           15,600
 Corus Bankshares, Inc.................................       20,000          995,400
 *Corvas International, Inc............................      124,500          318,097
 *Cost-U-Less, Inc.....................................        2,500            4,737
 Courier Corp..........................................        2,250           97,987
 *Covenant Transport, Inc. Class A.....................       43,700          691,771
                                                            SHARES             VALUE+
                                                            ------             ------
 *Coventry Health Care, Inc............................       78,300   $    2,431,215
 Covest Bancshares, Inc................................        3,500           77,525
 CPAC, Inc.............................................       12,500           88,000
 *#Credence Systems Corp...............................      198,670        3,765,790
 *Credit Acceptance Corp...............................      109,900        1,491,892
 *Crestline Capital Corp...............................       55,200        1,874,040
 Crompton Corp.........................................      191,700        2,170,044
 *Cross (A.T.) Co. Class A.............................       31,700          237,750
 *#Cross Media Marketing Corp..........................        1,033           12,386
 *Crossroads Systems, Inc..............................      153,200          242,822
 *Crown Castle International Corp......................      213,200          959,400
 *#Crown Cork & Seal Co., Inc..........................      547,900        4,547,570
 *CSK Auto Corp........................................       57,400          917,826
 *CSP, Inc.............................................        1,026            3,452
 *CSS Industries, Inc..................................       16,000          589,120
 *CTB International Corp...............................       20,600          347,419
 CTS Corp..............................................        5,000           79,500
 Cubic Corp............................................       54,300        1,466,643
 *Culp, Inc............................................       43,400          552,916
 *Cumulus Media, Inc. Class A..........................       96,700        2,081,467
 *CuraGen Corp.........................................       65,900          528,188
 *Curative Health Services, Inc........................       31,300          436,009
 *Curis, Inc...........................................       84,200          109,039
 *Curon Medical, Inc...................................       31,100          109,783
 *Cutter & Buck, Inc...................................       39,400          275,997
 *Cyberoptics Corp.....................................        9,500          108,300
 *Cybersource Corp.....................................      144,400          335,730
 *Cysive, Inc..........................................      136,200          324,837
 *Cytec Industries, Inc................................        5,700          176,643
 *D A Consulting Group, Inc............................        7,400            6,068
 *Daisytek International Corp..........................       57,600          818,784
 *Dan River, Inc. Class A..............................       47,500          191,900
 *Danielson Holding Corp...............................       34,900          219,870
 *Data I/O Corp........................................        6,100            7,289
 *Data Systems & Software, Inc.........................       10,200           37,587
 *Dataram Corp.........................................       16,800           97,608
 *Datastream Systems, Inc..............................       15,000           98,175
 *DataTRAK International, Inc..........................        7,900           23,265
 *Datum, Inc...........................................       20,800          269,672
 *Dave and Busters, Inc................................       50,800          616,204
 *DaVita, Inc..........................................       36,700          858,780
 *Dawson Geophysical Co................................        9,400           71,440
 *DDi Corp.............................................       43,700          121,704
 *Dean Foods Co........................................       40,000        1,460,000
 *Deckers Outdoor Corp.................................       42,400          195,252
 *Del Global Technologies Corp.........................        8,500           33,320
 *dELiA*s Corp. Class A................................       31,740          191,075
 *Delphax Technologies, Inc............................        5,900           23,777
 Delphi Financial Group, Inc. Class A..................       18,498          776,916
 Delta Apparel, Inc....................................          970           26,772
 Delta Natural Gas Co., Inc............................        2,000           43,760
 *Delta Woodside Industries, Inc.......................        2,425            5,699
 *Denbury Resources, Inc...............................      177,600        1,648,128
 *Dendreon Corp........................................       69,100          204,536
 *Department 56, Inc...................................       64,700        1,164,600
 *Designs, Inc.........................................       29,700          210,573
 *DiamondCluster International, Inc....................       85,900          686,341
 *Dianon Systems, Inc..................................        6,370          411,311
 *Digi International, Inc..............................       94,900          429,897
 *DigitalThink Inc.....................................       51,700           80,652
 Dillards, Inc. Class A................................      232,100        6,969,963
 Dime Community Bancorp, Inc...........................       60,525        1,460,166

TAX-MANAGED U.S. SMALL CAP VALUE PORTFOLIO

CONTINUED

                                                            SHARES             VALUE+
                                                            ------             ------
 *Diodes, Inc..........................................       24,800   $      212,164
 *Discovery Partners International.....................      103,100          613,960
 *Ditech Communications Corp...........................      156,100          467,519
 *Dixie Group, Inc.....................................       35,500          238,382
 *Dobson Communications Corp...........................       15,500           36,967
 *#Docent, Inc.........................................       46,500           89,745
 *Dollar Thrifty Automotive Group, Inc.................      116,300        2,702,812
 *Dominion Homes, Inc..................................        3,600           83,340
 Donegal Group, Inc. Class A...........................        7,000           79,765
 Donegal Group, Inc. Class B...........................        3,500           37,695
 Donnelly Corp. Class A................................       23,600          464,448
 Dover Motorsports, Inc................................       40,100          240,199
 Downey Financial Corp.................................       34,100        1,858,109
 *Dress Barn, Inc......................................       42,700        1,354,657
 *DRS Technologies, Inc................................        7,900          309,680
 *Drugstore.com, Inc...................................       45,700          123,161
 *DT Industries, Inc...................................       21,300           95,104
 *Duckwall-Alco Stores, Inc............................        6,600           94,215
 *Ducommun, Inc........................................       29,300          556,700
 *Dura Automotive Systems, Inc.........................       42,100          936,935
 *DUSA Pharmaceuticals, Inc............................       86,200          194,381
 *DVI, Inc.............................................       44,400          867,576
 *Dwyer Group, Inc.....................................        7,600           31,692
 *Dyax Corp............................................      145,600          591,864
 *Dycom Industries, Inc................................      161,598        2,133,094
 *Dynamics Research Corp...............................        8,800          202,576
 *#E Com Ventures, Inc.................................          850            4,603
 *E.piphany, Inc.......................................      276,700        1,153,839
 #Eastman Kodak Co.....................................          365           12,144
 *eBenX, Inc...........................................      148,100          590,919
 *eBT International, Inc...............................       56,800           20,448
 *ECC International Corp...............................       13,300           42,560
 *Ecometry Corp........................................       30,800           85,470
 Edelbrock Corp........................................          110            1,416
 *Eden Bioscience Corp.................................       78,200          157,964
 *#EDGAR Online, Inc...................................        3,400            9,826
 *Edge Petroleum Corp..................................       40,700          240,333
 *Edgewater Technology, Inc............................       53,038          214,539
 Edo Corp..............................................          300            8,292
 *Educational Insights, Inc............................        2,800            1,134
 *EGL, Inc.............................................       75,100        1,240,276
 *Elcotel, Inc.........................................       10,200               46
 *Elder-Beerman Stores Corp............................       30,100           92,557
 *Electro Rent Corp....................................       61,800          788,877
 *Electroglas, Inc.....................................       12,200          172,020
 *Elite Information Group, Inc.........................       11,000          125,895
 *Elizabeth Arden, Inc.................................       18,300          239,821
 *eLoyalty Corp........................................       27,600          160,632
 EMC Insurance Group, Inc..............................        1,000           21,415
 *Emcor Group, Inc.....................................        6,600          372,702
 *EMCORE Corp..........................................       62,000          445,780
 *Emisphere Technologies, Inc..........................       24,100          120,259
 *Emmis Broadcasting Corp. Class A.....................       99,700        2,950,621
 Empire District Electric Co...........................        1,400           28,000
 Empire Federal Bancorp, Inc...........................        1,800           26,505
 *EMS Technologies, Inc................................       33,800          755,937
 *En Pointe Technologies, Inc..........................       13,200           13,728
 *Encompass Services Corp..............................      221,800          204,056
 *Encore Wire Corp.....................................       40,800          555,084
 Energen Corp..........................................       20,600          560,732
 *Energy Partners, Ltd.................................       17,000          126,820
 *Enesco Group, Inc....................................       45,000          316,800
                                                            SHARES             VALUE+
                                                            ------             ------
 Engineered Support Systems, Inc.......................        8,125   $      390,772
 Ennis Business Forms, Inc.............................          500            7,000
 *Enserch Corp.........................................      109,200          223,860
 *Entravision Communications Corp......................      265,000        4,155,200
 *Entrust Technologies, Inc............................      215,600          863,478
 *ePlus, Inc...........................................       58,800          534,492
 *ePresence, Inc.......................................      106,900          458,601
 *Equity Marketing, Inc................................        4,400           59,026
 *Equity Oil Co........................................       41,200           92,288
 *Esco Technologies, Inc...............................       44,000        1,562,440
 Espey Manufacturing & Electronics Corp................          400            8,000
 *Essential Therapeutics, Inc..........................        6,500           16,737
 *Esterline Technologies Corp..........................       67,100        1,392,325
 *Evans & Sutherland Computer Corp.....................       26,900          241,562
 *Evergreen Solar, Inc.................................       51,600          124,614
 *Exar Corp............................................      112,900        2,440,333
 *eXcelon Corp.........................................        1,465            1,590
 *Exelixis, Inc........................................       24,232          188,283
 *Exponent, Inc........................................       14,000          179,060
 *Extended Stay America, Inc...........................      269,400        4,313,094
 *Extended Systems, Inc................................       37,500          147,937
 *Extensity, Inc.......................................      142,800          191,352
 *E-Z-Em, Inc. Class A.................................        3,700           40,700
 *Fairchild Corp. Class A..............................      101,900          393,334
 Falcon Products, Inc..................................       59,300          313,697
 *#FalconStor Software, Inc............................       27,400          134,945
 *Faro Technologies, Inc...............................        8,300           18,260
 FBL Financial Group, Inc. Class A.....................       29,800          589,444
 Fedders Corp..........................................       14,500           41,325
 *FEI Co...............................................       30,500          818,772
 FFLC Bancorp..........................................        1,700           45,551
 *Fibermark, Inc.......................................       37,700          306,501
 Fidelity National Corp................................        2,000           21,170
 Fidelity National Financial, Inc......................       28,677          877,803
 *#Finisar Corp........................................        4,500           11,722
 *Finish Line, Inc. Class A............................       51,600          802,638
 *Finishmaster, Inc....................................        9,000          114,705
 *Finlay Enterprises, Inc..............................       27,800          434,514
 *Firebrand Financial Group, Inc.......................        1,000               30
 First American Financial Corp.........................       86,600        1,922,520
 First Bancorp.........................................        6,484          149,651
 First Bell Bancorp, Inc...............................        6,400          114,464
 *First Cash, Inc......................................       38,400          398,976
 First Charter Corp....................................       27,900          509,175
 First Citizens Bancshares, Inc........................       12,200        1,368,413
 First Defiance Financial Corp.........................       15,000          303,225
 First Essex Bancorp...................................        8,800          272,360
 First Federal Bancshares of Arkansas, Inc.............        7,700          196,157
 First Indiana Corp....................................          875           17,342
 *First Investors Financial Services Group, Inc........        6,900           26,565
 *First Mariner Bank Corp..............................        5,300           62,275
 First Midwest Financial, Inc..........................        4,400           61,160
 First Mutual Bancshares, Inc..........................        5,940           89,308
 First Niagara Financial Group, Inc....................       58,000        1,473,490
 *First Republic Bank..................................       47,900        1,573,036
 First Sentinel Bancorp, Inc...........................       46,900          650,503
 First Source Corp.....................................       24,600          569,121
 FirstBank NW Corp.....................................        2,000           38,290
 FirstFed America Bancorp, Inc.........................       13,400          346,390

TAX-MANAGED U.S. SMALL CAP VALUE PORTFOLIO

CONTINUED

                                                            SHARES             VALUE+
                                                            ------             ------
 *FirstFed Financial Corp..............................       76,900   $    2,268,550
 *Fischer Imaging Corp.................................        3,200           32,640
 Flagstar Bancorp, Inc.................................       35,400        1,003,590
 *Flander Corp.........................................       25,900           48,433
 Fleetwood Enterprises, Inc............................      134,700        1,399,533
 #Fleming Companies, Inc...............................      115,200        2,550,528
 Flexsteel Industries, Inc.............................        7,100          115,197
 *Florsheim Group, Inc.................................        1,300               29
 *Flowers Foods, Inc...................................       85,150        2,180,691
 Flushing Financial Corp...............................       27,300          517,744
 FNB Financial Services Corp...........................        2,300           38,444
 *#Focal Communications Corp...........................       22,600           81,247
 *Foot Locker, Inc.....................................      177,700        2,718,810
 *Footstar, Inc........................................        4,900          116,375
 *Forest Oil Corp......................................      157,602        4,611,435
 *Forgent Networks, Inc................................        6,000           19,260
 *Fortune Financial, Inc...............................        6,000                1
 *Foster (L.B.) Co. Class A............................       12,800           71,232
 *Foster Wheeler, Ltd..................................      107,700          180,936
 *#FPIC Insurance Group, Inc...........................       38,500          598,097
 Frankfort First Bancorp, Inc..........................          100            1,806
 Franklin Bank National Associaton.....................        9,300          179,490
 *Franklin Covey Co....................................       81,900          248,976
 *Franklin Electronic Publishers, Inc..................        3,900            6,240
 Freds, Inc. Class A...................................       22,000          752,290
 Fremont General Corp..................................      167,700          744,588
 Frequency Electronics, Inc............................        9,200          103,500
 *Fresh America Corp...................................       11,500            2,012
 *Fresh Choice, Inc....................................        4,000            9,600
 *Friede Goldman Halter, Inc...........................       46,300            3,959
 *Friedman Billings Ramsey Group, Inc. Class A.........       62,200          603,340
 Friedman Industries, Inc..............................        6,840           19,152
 Friedmans, Inc. Class A...............................       43,700          513,693
 Frisch's Restaurants, Inc.............................        8,500          169,150
 *Frontstep, Inc.......................................          100              318
 *Frozen Food Express Industries, Inc..................       38,300          107,048
 FSF Financial Corp....................................        2,900           65,975
 *FSI International, Inc...............................      122,700        1,192,030
 *FTI Consulting, Inc..................................       24,000          734,160
 GA Financial, Inc.....................................        3,500           66,850
 *Gadzooks, Inc........................................       42,000          536,550
 *Gainsco, Inc.........................................       74,900           10,860
 *GameTech International, Inc..........................       19,800           98,406
 Garan, Inc............................................        1,000           54,300
 *Garden Fresh Restaurant Corp.........................       24,900          325,567
 *Gart Sports Co.......................................        6,990          218,472
 *Gaylord Entertainment Co.............................      113,800        2,945,144
 *Gehl Co..............................................       13,600          198,220
 *Genaissance Pharmaceuticals, Inc.....................       82,500          115,087
 Gencorp, Inc..........................................       69,000        1,007,400
 *General Binding Corp.................................       20,400          404,328
 General Cable Corp....................................      115,000        1,236,250
 *General Communications, Inc. Class A.................       72,300          651,061
 *Genesee & Wyoming, Inc...............................       15,750          366,739
 *#Genesis Microchip, Inc..............................       17,701          290,208
 *Genlyte Group, Inc...................................       46,500        1,964,392
 *Genome Therapeutics Corp.............................       21,500           67,940
 *Gentiva Health Services, Inc.........................       17,300          442,101
 *Genzyme Transgenics Corp.............................      132,800          233,064
 *Gerber Childrenswear, Inc............................       16,000          109,440
                                                            SHARES             VALUE+
                                                            ------             ------
 *Gerber Scientific, Inc...............................      174,300   $      697,200
 *Giant Industries, Inc................................        5,800           47,560
 Gibraltar Steel Corp..................................       23,500          553,307
 *Giga-Tronics, Inc....................................       10,900           27,904
 *G-III Apparel Group, Ltd.............................       15,000          122,250
 Glatfelter (P.H.) Co..................................      134,500        2,536,670
 *Glenayre Technologies, Inc...........................      402,500          567,525
 *Global Imaging Systems, Inc..........................       17,800          303,579
 *Globecomm Systems, Inc...............................       21,500          107,392
 *GlobespanVirata, Inc.................................      206,300          962,390
 *#GoAmerica, Inc......................................      140,500           78,680
 Golden Enterprises, Inc...............................          300            1,317
 *Golden State Vintners, Inc...........................       18,500           74,462
 *Good Guys, Inc.......................................      119,400          465,063
 *Goodys Family Clothing, Inc..........................      107,900        1,100,040
 Gorman-Rupp Co........................................        7,700          222,915
 *Gottschalks, Inc.....................................       41,600          141,440
 *GP Strategies Corp...................................       40,800          204,408
 Granite Construction, Inc.............................       24,000          554,640
 *Graphic Packaging International Corp.................      104,500          752,400
 Gray Communications Systems, Inc......................        3,400           56,270
 Great American Financial Resources, Inc...............       22,800          401,280
 *Great Atlantic & Pacific Tea Co., Inc................      131,000        3,022,170
 *#Greenbriar Corp.....................................          110            1,446
 Greenbrier Companies, Inc.............................        4,700           34,075
 *Grey Wolf, Inc.......................................       16,500           74,250
 *Griffin Land & Nurseries, Inc. Class A...............        1,900           31,996
 *Griffon Corp.........................................      130,640        2,260,072
 *Group 1 Automotive, Inc..............................       62,300        2,663,325
 *GTSI Corp............................................       36,700          319,290
 Guaranty Federal Bancshares, Inc......................        9,400          130,425
 *Guaranty Financial Corp..............................        2,000           25,530
 *Guilford Pharmaceuticals, Inc........................      136,100          898,940
 *Gulf Island Fabrication, Inc.........................       24,200          368,687
 *Gulfmark Offshore, Inc...............................       14,800          626,558
 *Gundle/SLT Environmental, Inc........................        5,400           38,178
 *Gymboree Corp........................................       84,300        1,384,627
 *H Power Corp.........................................       13,900           18,834
 Haggar Corp...........................................       15,100          238,429
 *Halifax Corp.........................................        1,400            5,670
 *Hall Kinion Associates, Inc..........................       36,800          434,792
 *Ha-Lo Industries, Inc................................       21,800              327
 *Hamilton Bancorp, Inc................................       23,700              711
 Hancock Fabrics, Inc..................................       54,700        1,016,326
 Hancock Holding Co....................................          100            5,935
 *Handleman Co.........................................       89,400        1,072,800
 *Hanger Orthopedic Group, Inc.........................       89,000        1,326,100
 *#Hanover Compressor Co...............................       39,100          511,428
 Harbor Florida Bancshares, Inc........................       18,100          413,675
 Hardinge, Inc.........................................       17,300          207,513
 Harleysville Group, Inc...............................       58,900        1,598,251
 Harman International Industries, Inc..................        2,500          138,250
 *Harmonic Lightwaves, Inc.............................       39,300          229,119
 *Harris Interactive, Inc..............................       10,000           36,850
 *Hartmarx Corp........................................       27,500           68,475
 *Harvest Natural Resources, Inc.......................       23,200          102,080
 *Hastings Entertainment, Inc..........................       45,900          359,856
 *Hauser, Inc..........................................        1,900              722
 *Hawaiian Airlines, Inc...............................       59,900          215,640
 *Hawk Corp............................................       18,600           80,910
 *Hawthorne Financial Corp.............................       24,700          747,051

TAX-MANAGED U.S. SMALL CAP VALUE PORTFOLIO

CONTINUED

                                                            SHARES             VALUE+
                                                            ------             ------
 *#Hayes Lemmerz International, Inc....................       18,100   $        2,805
 HCC Insurance Holdings, Inc...........................       27,700          755,102
 *Health Management Systems, Inc.......................       82,000          275,520
 *Health Risk Management, Inc..........................        2,600                3
 *Hector Communications Corp...........................        4,600           59,340
 Heico Corp............................................       24,900          353,580
 Heico Corp. Class A...................................        4,200           51,450
 *Heidrick & Struggles International, Inc..............       66,500        1,445,710
 Herbalife International, Inc. Class A.................        1,300           24,999
 *Hercules, Inc........................................      367,600        4,628,084
 *Herley Industries, Inc...............................       39,600          812,790
 *Hexcel Corp..........................................      256,500        1,200,420
 *Hi-Tech Pharmacal, Inc...............................        7,800           79,131
 HMN Financial, Inc....................................       23,200          457,852
 *HNC Software, Inc....................................      109,400        2,190,735
 *Holiday RV Superstores, Inc..........................          400              196
 Hollinger International, Inc. Class A.................      152,800        1,795,400
 Holly Corp............................................       26,200          391,952
 *Hollywood Media Corp.................................      140,200          335,779
 *Hologic, Inc.........................................       39,600          653,202
 *Home Products International, Inc.....................       18,300           81,343
 *HomeStore.com, Inc...................................      183,447          378,818
 *Hoover's, Inc........................................        1,600           10,376
 Horizon Financial Corp................................        7,590          108,916
 *Horizon Health Corp..................................        2,600           50,245
 *Horizon Offshore, Inc................................      139,700        1,390,713
 *Horizon Organic Holding Corp.........................       32,200          547,400
 Horton (D.R.), Inc....................................      151,129        3,705,683
 *House2Home, Inc......................................       45,800              126
 *Houston Exploration Co...............................       94,700        2,930,965
 *Hovnanian Enterprises, Inc. Class A..................       54,198        1,733,794
 Hudson River Bancorp, Inc.............................       29,100          704,802
 *Huffy Corp...........................................       42,400          318,000
 Hughes Supply, Inc....................................       74,900        2,977,275
 *Humana, Inc..........................................      358,500        5,456,370
 *Hunt (J.B.) Transport Services, Inc..................      116,100        3,172,432
 Hunt Corp.............................................        8,000           84,800
 *Hurco Companies, Inc.................................        6,100           15,829
 *Hutchinson Technology, Inc...........................      105,800        1,671,111
 *Hypercom Corp........................................      169,200        1,049,040
 *Hyseq, Inc...........................................       12,100           37,570
 *i2 Technologies Inc..................................          700            2,768
 *i3 Mobile, Inc.......................................          400              352
 Iberiabank Corp.......................................        7,800          292,773
 *Ibis Technology Corp.................................       19,800          178,992
 *Ico, Inc.............................................       24,700           27,911
 *ICT Group, Inc.......................................       10,400          201,708
 *iDine Rewards Network, Inc...........................       12,100          122,210
 *IDT Corp.............................................      117,600        2,155,608
 *IDT Corp. Class B....................................       57,600          990,144
 *IEC Electronics Corp.................................       15,200            4,180
 *iGate Capital Corp...................................      179,100          826,546
 *IHOP Corp............................................       16,100          549,010
 *II-VI, Inc...........................................       16,400          231,486
 Ikon Office Solutions, Inc............................      289,100        2,703,085
 *Image Entertainment, Inc.............................       56,600          114,898
 *Imation Corp.........................................      117,700        3,407,415
 IMC Global, Inc.......................................      179,300        2,513,786
 *IMCO Recycling, Inc..................................       59,400          624,888
 *Immersion Corp.......................................       21,500           44,075
 *Immucor, Inc.........................................       20,200          392,486
                                                            SHARES             VALUE+
                                                            ------             ------
 *Impco Technologies, Inc..............................       24,300   $      339,957
 *Imperial Credit Industries, Inc......................       28,500              513
 *Incyte Genomics, Inc.................................      327,200        2,373,836
 Independence Community Bank Corp......................      114,500        3,583,277
 Independent Bank East.................................       11,404          364,643
 *Industrial Distribution Group, Inc...................        2,600            8,580
 *Infinium Software, Inc...............................        6,700           51,188
 *InFocus Corp.........................................       76,100          891,511
 *Infogrames, Inc......................................        6,520           30,644
 *Information Resources, Inc...........................      102,000          976,650
 *InforMax, Inc........................................       40,200           46,431
 Ingles Market, Inc. Class A...........................       31,300          371,061
 *Ingram Micro, Inc....................................       98,100        1,412,640
 *Inhale Therapeutic Systems, Inc......................       47,000          344,275
 *Inktomi Corp.........................................      479,400          848,538
 *Innotrac Corp........................................       53,300          284,622
 *Innovative Clinical Solutions, Ltd...................          519               39
 *Innoveda, Inc........................................       33,000          130,185
 *Innovex, Inc.........................................       63,200          378,568
 *Input/Output, Inc....................................      133,500        1,201,500
 *Insignia Financial Group, Inc........................       78,000          758,160
 *inSilicon Corp.......................................       25,700           71,831
 *Insmed, Inc..........................................      178,000          312,390
 *Inspire Insurance Solutions, Inc.....................       11,300              480
 *Inspire Pharmaceuticals, Inc.........................      111,200          324,148
 *Insurance Auto Auctions, Inc.........................       37,000          714,100
 *InsWeb Corp..........................................       17,850           81,217
 *INT Media Group, Inc.................................       34,800           81,258
 *IntegraMed America, Inc..............................        2,300           17,882
 *Integrated Electrical Services, Inc..................      278,900        1,533,950
 *#Integrated Information Systems, Inc.................        1,100              203
 *Integrated Silicon Solution, Inc.....................       76,400          905,722
 *Integrated Telecom Express, Inc......................        1,000            1,595
 *Integrity, Inc.......................................        9,100           63,745
 Inter Parfums, Inc....................................       17,550          147,859
 *Interactive Data Corp................................       18,500          315,332
 Interface, Inc. Class A...............................      144,200        1,306,452
 *Intergraph Corp......................................       97,200        1,686,906
 *Interland, Inc.......................................      448,000        1,388,800
 *Interlink Electronics, Inc...........................       16,200           86,994
 *Intermagnetics General Corp..........................       10,997          264,918
 Intermet Corp.........................................       57,400          610,449
 *Internap Network Services Corp.......................       22,900            9,732
 *International Aircraft Investors.....................        7,400            9,990
 *International FiberCom, Inc..........................        4,700                0
 *International Multifoods Corp........................       71,300        1,888,737
 *International Speciality Products, Inc...............      177,100        1,478,785
 *International Total Services, Inc....................        6,500              292
 *Internet Commerce Corp...............................       23,500           72,262
 *Internet Pictures Corp...............................        4,000            7,700
 *Interphase Corp......................................          500            2,090
 Interpool, Inc........................................       45,900        1,083,240
 *Interstate National Dealers Services, Inc............        8,300           38,844
 *#InterVoice-Brite, Inc...............................      125,649          398,307
 *Interwoven, Inc......................................      360,100        1,337,771
 *Intevac, Inc.........................................        3,500           13,650
 *Intrusion.com, Inc...................................       99,800          127,245
 Investors Title Co....................................        1,300           26,422
 *#Invision Technologies, Inc..........................       44,300          992,984
 *Invivo Corp..........................................       30,500          395,432

TAX-MANAGED U.S. SMALL CAP VALUE PORTFOLIO

CONTINUED

                                                            SHARES             VALUE+
                                                            ------             ------
 *Iomega Corp..........................................      170,200   $    2,144,520
 *Ionics, Inc..........................................       68,900        1,672,892
 *Iridex Corp..........................................        6,200           24,893
 *Isle of Capri Casinos, Inc...........................       98,400        1,965,540
 *Isolyser Co., Inc....................................       17,500           50,050
 *ITLA Capital Corp....................................       18,200          542,360
 *Itron, Inc...........................................       37,200        1,093,494
 *ITXC Corp............................................      148,800          858,576
 *iVillage, Inc........................................       30,600           55,386
 *J & J Snack Foods Corp...............................       16,300          593,483
 *J Net Enterprises, Inc...............................       19,300           14,475
 *J. Alexander's Corp..................................       11,800           37,170
 *J. Jill Group, Inc...................................       24,000          780,360
 Jacksonville Bancorp, Inc.............................        2,200           54,472
 *Jaco Electronics, Inc................................       23,150          138,784
 *Jacobson Stores, Inc.................................          800               66
 *Jakks Pacific, Inc...................................       73,150        1,327,307
 *JDA Software Group, Inc..............................        7,300          193,450
 Jefferies Group, Inc..................................       20,500          964,320
 JLG Industries, Inc...................................      139,900        1,930,620
 *JLM Industries, Inc..................................        2,500            3,562
 *JNI Corp.............................................      121,800          563,325
 *Johnson Outdoors, Inc................................       12,900          241,165
 *Jos. A. Bank Clothiers, Inc..........................       14,000          282,590
 *Joy Global, Inc......................................       55,400          834,047
 *JPS Industries, Inc..................................       18,000           71,460
 *Jupiter Media Metrix, Inc............................       10,000            2,950
 K Swiss, Inc. Class A.................................       19,100          881,083
 *K2, Inc..............................................      126,800        1,058,780
 *Kadant, Inc..........................................       34,728          553,912
 *Kaiser Aluminum Corp.................................       65,100            7,812
 Kaman Corp. Class A...................................       48,500          825,227
 *Kansas City Southern Industries, Inc.................      209,500        3,471,415
 *Kasper A.S.L., Ltd...................................        7,000              210
 *Katy Industries, Inc.................................       14,800           79,180
 #KB Home Corp.........................................       34,900        1,798,397
 *#KCS Energy, Inc.....................................       26,100           69,948
 *Keith Companies, Inc.................................       18,300          287,310
 Kellwood Co...........................................       71,900        2,142,620
 Kelly Services, Inc...................................       20,500          534,332
 *Kendle International, Inc............................       49,500          610,087
 Kennametal, Inc.......................................       98,800        3,961,880
 *Kennedy-Wilson, Inc..................................       13,500           73,440
 *Kentucky Electric Steel, Inc.........................        4,800            2,568
 Kentucky First Bancorp, Inc...........................          400            5,628
 Kewaunee Scientific Corp..............................        5,000           52,875
 *Key Energy Group, Inc................................      396,400        4,360,400
 *Key Production Co., Inc..............................       53,000          960,360
 *Key Technology, Inc..................................        7,100           29,571
 *Key Tronic Corp......................................       26,800           27,336
 *#Key3Media Group, Inc................................      179,450          188,422
 *Keynote Systems, Inc.................................       38,500          307,422
 *Keystone Automotive Industries, Inc..................       64,500        1,282,905
 *kforce.com, Inc......................................      114,367          633,021
 Kimball International, Inc. Class B...................       18,200          304,395
 *Kinark Corp..........................................        1,100            1,430
 Klamath First Bancorp, Inc............................       14,500          235,335
 *Knight Trading Group, Inc............................      406,400        2,582,672
 *Koala Corp...........................................       18,000           22,050
 *Korn/Ferry International.............................       88,500          948,720
 *Kroll, Inc...........................................       71,800        1,682,992
 *Kulicke & Soffa Industries, Inc......................        8,800          128,568
                                                            SHARES             VALUE+
                                                            ------             ------
 *Kushner-Locke Co.....................................        8,000   $           52
 *KVH Industries, Inc..................................        2,900           21,648
 *LabOne, Inc..........................................       23,300          542,540
 *Ladish Co., Inc......................................       39,000          421,395
 Lafarge Corp..........................................       35,400        1,483,260
 *Lakeland Industries, Inc.............................        2,300           23,403
 *Lakes Gaming, Inc....................................       23,500          176,603
 *Lamson & Sessions Co.................................       84,000          411,600
 *Lancer Corp..........................................        4,200           25,830
 Landamerica Financial Group, Inc......................       44,600        1,445,040
 *Landec Corp..........................................        1,300            5,499
 Landrys Seafood Restaurants, Inc......................       50,500        1,282,700
 *Lantronix, Inc.......................................       58,600           59,479
 *Large Scale Biology Corp.............................       87,700          115,764
 *Larscom, Inc.........................................       25,400           26,035
 *Laser Pacific Media Corp.............................       26,200           71,395
 *Latitude Communications, Inc.........................       39,500           81,370
 *Layne Christensen Co.................................       19,200          190,656
 *Lazare Kaplan International, Inc.....................       16,500          127,875
 La-Z-Boy, Inc.........................................        9,344          261,632
 *LCC International, Inc. Class A......................       56,700          131,828
 *LeadingSide, Inc.....................................        2,800               10
 *Lechters, Inc........................................        9,900               30
 Lennar Corp...........................................       83,200        4,552,704
 Lennox International, Inc.............................      118,400        1,965,440
 Lesco, Inc............................................       69,600          805,272
 *#Level 3 Communications, Inc.........................       84,600          381,123
 *#Level 8 Systems, Inc................................       29,900           27,060
 *Lexent, Inc..........................................      160,900          309,733
 *Liberate Technologies, Inc...........................      341,800        1,425,306
 Liberty Corp..........................................       12,300          504,300
 *LIFE Financial Corp..................................        3,320           12,782
 Lifetime Hoan Corp....................................       22,600          156,618
 *LightPath Technologies, Inc..........................      126,300          154,086
 *Liquid Audio, Inc....................................       97,900          252,093
 *Lithia Motors, Inc. Class A..........................       22,000          563,200
 LNR Property Corp.....................................      114,500        4,018,950
 *Lodgian, Inc.........................................       13,300            1,064
 *Loews Cineplex Entertainment Corp....................       49,700                0
 *Logic Devices, Inc...................................       15,000           15,525
 Lone Star Steakhouse & Saloon, Inc....................       82,400        1,750,176
 *Lone Star Technologies, Inc..........................       42,600        1,022,400
 #Longs Drug Stores Corp...............................       47,500        1,452,075
 Longview Fibre Co.....................................      134,600        1,346,000
 Louisiana-Pacific Corp................................      371,700        3,921,435
 *LTX Corp.............................................       15,300          256,505
 *Luby's Cafeterias, Inc...............................       84,000          587,160
 *Lucent Technologies, Inc.............................      138,200          642,630
 Lufkin Industries, Inc................................        9,500          258,638
 *Lydall, Inc..........................................       40,000          614,000
 *Lynch Corp...........................................          400            5,900
 *M.H. Meyerson & Co., Inc.............................       21,400           10,807
 *Mac-Gray Corp........................................       31,200          120,120
 *Mackie Designs, Inc..................................          800            3,108
 *Magellan Health Services, Inc........................      227,700        1,215,918
 *Magna Entertainment Corp.............................       61,900          480,344
 *Magnetek, Inc........................................       83,100          963,960
 *Magnum Hunter Resources, Inc.........................       20,100          152,157
 *Mail-Well, Inc.......................................      160,600          859,210
 *Main Street & Main, Inc..............................       26,900          165,839
 *Management Network Group, Inc........................       44,400          125,874
 *Manchester Technologies, Inc.........................       16,900           41,743

TAX-MANAGED U.S. SMALL CAP VALUE PORTFOLIO

CONTINUED

                                                            SHARES             VALUE+
                                                            ------             ------
 *Manning (Greg) Auctions, Inc.........................          600   $          969
 *Manor Care, Inc......................................       70,100        1,815,590
 *Manufacturers' Services Ltd..........................      125,700          644,841
 Marcus Corp...........................................       35,800          519,100
 *Marimba, Inc.........................................       65,500          120,520
 Marine Products Corp..................................       12,420          130,410
 *MarineMax, Inc.......................................       32,600          392,830
 Maritrans, Inc........................................       12,500          188,750
 *MarketWatch.com, Inc.................................       53,100          264,173
 *MarkWest Hydrocarbon, Inc............................       19,400          149,380
 Marsh Supermarkets, Inc. Class A......................        3,100           48,670
 Massey Energy Co......................................       29,100          381,210
 *Mastec, Inc..........................................      170,700        1,365,600
 *Material Sciences Corp...............................       51,500          633,450
 *Matlack Systems, Inc.................................        3,800                6
 *Matria Healthcare, Inc...............................       19,500          423,735
 *Matrix Service Co....................................       33,900          320,864
 *Mattson Technology, Inc..............................      131,563        1,041,321
 *Max & Ermas Restaurants, Inc.........................        1,400           21,735
 *Maxco, Inc...........................................        2,700           15,552
 *Maxcor Financial Group, Inc..........................       31,800          200,181
 *Maxicare Health Plans, Inc...........................        1,060               11
 *Maxim Pharmaceuticals, Inc...........................      106,500          430,793
 *Maxtor Corp..........................................        2,790           14,787
 *Maxwell Shoe Company, Inc............................       30,900          420,240
 *Maxwell Technologies, Inc............................       31,100          370,090
 *Maxxam, Inc..........................................       22,000          255,200
 *Maxygen, Inc.........................................       35,700          362,177
 *Maynard Oil Co.......................................        5,800           97,962
 *Mazel Stores, Inc....................................       13,000           65,975
 MB Financial, Inc.....................................       13,100          408,196
 McGrath Rent Corp.....................................        5,000          137,050
 *MCK Communications, Inc..............................       90,500          114,935
 *MCSI, Inc............................................      108,600        1,406,913
 MDC Holdings, Inc.....................................       50,772        2,259,862
 *Meade Instruments Corp...............................       97,600          572,912
 *Meadow Valley Corp...................................        1,000            1,275
 Meadowbrook Insurance Group, Inc......................        7,300           28,105
 *#Measurement Specialties, Inc........................       27,900          193,905
 Medford Bancorp, Inc..................................       12,400          323,330
 *Media 100, Inc.......................................       22,800           56,544
 *#Media Arts Group, Inc...............................       55,500          229,770
 Media General, Inc. Class A...........................       11,900          774,809
 *Medical Action Industries, Inc.......................        1,200           15,312
 *#Medical Resources, Inc..............................        7,300               16
 *Medstone International, Inc..........................        9,400           50,243
 *MEMC Electronic Materials, Inc.......................      207,000        1,593,900
 *#Mercator Software, Inc..............................       66,500          159,268
 *Mercury Air Group, Inc...............................        6,000           28,350
 *Meridian Medical Technology, Inc.....................        3,000          105,885
 *Meridian Resource Corp...............................       36,200          123,804
 *Merit Medical Systems, Inc...........................       20,000          345,800
 *Merix Corp...........................................        8,550          147,872
 *Merrimac Industries, Inc.............................        8,300           91,300
 *Mesa Air Group, Inc..................................       86,900          873,345
 *Mesa Labs, Inc.......................................        1,000            6,450
 *Mesaba Holdings, Inc.................................       91,800          630,666
 *Meta Group, Inc......................................       36,400           93,730
 *MetaSolv Software, Inc...............................      147,200          663,136
 *Metatec Corp. Class A................................       10,500            2,678
 MetLife, Inc..........................................       55,000        1,827,650
 #Metris Companies, Inc................................       74,200        1,092,224
                                                            SHARES             VALUE+
                                                            ------             ------
 *Metrologic Instruments, Inc..........................       17,400   $      120,843
 *Metromedia International Group, Inc..................       28,700            1,722
 MI Schottenstein Homes, Inc...........................       20,900        1,338,645
 *Michael Anthony Jewelers, Inc........................        9,600           27,840
 *Michaels Stores, Inc.................................       36,000        1,564,200
 *Micro Component Technology, Inc......................       46,600          142,130
 *Micro Linear Corp....................................       54,300          192,765
 *Microchip Technology, Inc............................          250            7,474
 MicroFinancial, Inc...................................        3,000           23,730
 *Micros to Mainframes, Inc............................        4,000            4,980
 *Microsemi Corp.......................................       20,800          302,224
 *Midas, Inc...........................................      109,300        1,473,364
 *Middleby Corp........................................       12,500           96,000
 Midland Co............................................        7,200          344,880
 *Midwest Express Holdings, Inc........................       37,100          668,171
 Midwest Grain Products, Inc...........................        7,300          102,018
 MIIX Group, Inc.......................................       26,900           40,350
 *Mikohn Gaming Corp...................................       10,700           54,838
 Milacron, Inc.........................................      107,200        1,340,000
 Millennium Chemicals, Inc.............................      313,750        4,470,938
 *Miller Industries, Inc...............................       49,800          184,260
 *Millerbuilding Systems Escrow Shares.................        5,400            1,620
 *MIM Corp.............................................       34,700          376,322
 *MIPS Technologies, Inc...............................       63,300          450,063
 *Mirant Corp..........................................       50,000          475,000
 *Mission Resources Corp...............................      151,400          332,323
 *Mississippi Chemical Corp............................       83,200          118,144
 *Mitcham Industries, Inc..............................       36,800          148,304
 *Modtech Holdings, Inc................................       61,000          669,170
 *Monarch Dental Corp..................................          933            3,844
 *Mondavi (Robert) Corp. Class A.......................       28,500        1,025,288
 *Monro Muffler Brake, Inc.............................       11,900          261,146
 Mony Group, Inc.......................................        2,262           78,672
 *Moog, Inc. Class A...................................       21,450          653,153
 *Motor Car Parts & Accessories, Inc...................        7,500           29,625
 Movado Group, Inc.....................................       34,000          731,000
 *Movie Gallery, Inc...................................       54,675          984,423
 *MPS Group, Inc.......................................      390,000        3,221,400
 *MRV Communications, Inc..............................      493,800          708,603
 *MSC Software Corp....................................       35,700          371,280
 MTS Systems Corp......................................       67,660          701,296
 *Mueller Industries, Inc..............................       98,700        3,270,918
 *Multex.com, Inc......................................      231,100          752,231
 *M-Wave, Inc..........................................       19,600           88,298
 *Nabi Biopharmaceuticals..............................      142,100          839,811
 Nacco Industries, Inc. Class A........................       19,000        1,302,450
 *Nanogen, Inc.........................................       98,100          299,696
 *Nanometrics, Inc.....................................       14,400          244,440
 *Napco Security Systems, Inc..........................        4,400           29,128
 Nash Finch Co.........................................       34,900        1,083,820
 *Nashua Corp..........................................       10,700           70,620
 *#Nastech Pharmaceutical Co., Inc.....................        3,000           47,805
 *Nathans Famous, Inc..................................       15,400           62,678
 *National Equipment Services, Inc.....................       17,800           58,740
 *National Home Health Care Corp.......................        9,481          131,833
 *National Information Consortium, Inc.................       23,200           87,928
 National Presto Industries, Inc.......................       12,800          400,000
 *National Processing, Inc.............................        5,000          140,500
 *National RV Holdings, Inc............................       44,000          482,240
 *National Technical Systems, Inc......................       17,200           37,754
 *National Western Life Insurance Co. Class A..........          600           66,612

TAX-MANAGED U.S. SMALL CAP VALUE PORTFOLIO

CONTINUED

                                                            SHARES             VALUE+
                                                            ------             ------
 *Natrol, Inc..........................................       12,000   $       16,740
 *Natural Wonders, Inc.................................          900                1
 *Nautica Enterprises, Inc.............................      118,300        1,539,083
 *Navidec, Inc.........................................        1,900              694
 *Navigant Consulting, Inc.............................       14,000           95,200
 *Navigant International, Inc..........................       58,400          881,840
 *Navigators Group, Inc................................        8,400          223,230
 *NCI Building Systems, Inc............................       77,300        1,584,650
 *NCO Group, Inc.......................................       91,900        2,312,664
 *#NCS Healthcare, Inc.................................        7,700            1,848
 Nelson (Thomas), Inc..................................       31,200          407,160
 *#Neoforma, Inc.......................................       69,600          994,584
 *NeoMagic Corp........................................      106,500          311,513
 *Neorx Corp...........................................       25,700           67,720
 *Net.B@nk, Inc........................................       47,462          631,957
 *Net2Phone, Inc.......................................      153,129          819,240
 *Netegrity, Inc.......................................       48,400          344,608
 *NetIQ Corp...........................................       60,800        1,407,824
 *Netopia, Inc.........................................       61,100          230,653
 *NetRatings, Inc......................................       98,500        1,104,185
 *Netro Corp...........................................      275,800          653,646
 *Netscout System, Inc.................................       19,400          161,117
 *NetSolve, Inc........................................       13,000           92,885
 *Network Associates, Inc..............................        7,200          139,320
 *Network Equipment Technologies, Inc..................      173,800          987,184
 *Neurocrine Biosciences, Inc..........................        6,600          214,038
 *New Brunswick Scientific Co., Inc....................        7,944           62,758
 New Century Financial Corp............................       72,200        1,955,176
 *New Focus, Inc.......................................      226,300          695,873
 New York Community Bancorp Inc........................       25,974          737,791
 *Newmark Homes Corp...................................       21,100          353,320
 Newmil Bancorp, Inc...................................        4,000           87,300
 *Newpark Resources, Inc...............................       27,200          213,792
 Newport Corp..........................................      182,200        3,214,919
 *NEXIQ Technologies, Inc..............................        2,200            3,003
 *Niagara Corp.........................................       14,900           45,743
 NL Industries, Inc....................................      107,400        1,933,200
 *NMS Communications Corp..............................      158,100          562,046
 *NMT Medical, Inc.....................................        8,200           55,145
 NN, Inc...............................................        2,300           24,725
 *Nobel Learning Communities, Inc......................        4,900           30,209
 *Norstan, Inc.........................................       18,800          125,396
 *Nortek, Inc..........................................       51,100        2,197,811
 North Central Bancshares, Inc.........................        3,500           96,968
 Northeast Pennsylvania Financial Corp.................        4,800           83,280
 *Northland Cranberries, Inc...........................        9,125            8,714
 Northrim BanCorp, Inc.................................       12,210          189,927
 *Northwest Airlines Corp..............................       40,800          682,788
 *Northwest Pipe Co....................................       30,100          606,515
 *#Novamed Eyecare, Inc................................       16,719           13,626
 *Novell, Inc..........................................       24,280           83,038
 *Novoste Corp.........................................        1,000            6,595
 *NS Group, Inc........................................       82,700          707,085
 *#NTELOS, Inc.........................................       74,100          104,111
 *Nu Horizons Electronics Corp.........................       68,617          604,863
 *NuCo2, Inc...........................................       17,000          207,400
 *Nuevo Energy Co......................................      118,300        1,856,127
 NUI Corp..............................................        1,195           30,449
 *Numerex Corp. Class A................................       11,700           99,860
 *Nutraceutical International Corp.....................       24,400          167,994
                                                            SHARES             VALUE+
                                                            ------             ------
 Nymagic, Inc..........................................        9,400   $      171,080
 *Oak Technology, Inc..................................       39,800          515,211
 *Oakwood Homes Corp...................................       34,600          244,968
 *OAO Technology Solutions, Inc........................       54,200           98,373
 *Obie Media Corp......................................       35,100          109,863
 *Oceaneering International, Inc.......................        8,800          272,888
 OceanFirst Financial Corp.............................       28,050          587,367
 *O'Charleys, Inc......................................        9,900          228,245
 *Ocwen Financial Corp.................................      228,600        1,508,760
 *Officemax, Inc.......................................      373,200        2,642,256
 *Official Payments Corp...............................       81,900          242,834
 *Offshore Logistics, Inc..............................      114,900        2,422,667
 Oglebay Norton Co.....................................        9,000          113,580
 *Ohio Casualty Corp...................................      229,200        4,793,718
 Oil-Dri Corp. of America..............................       27,600          249,780
 *Old Dominion Freight Lines, Inc......................        8,500          118,788
 Olin Corp.............................................       14,500          285,360
 *Olympic Steel, Inc...................................       38,600          212,493
 *Omega Protein Corp...................................       14,500           59,450
 Omnicare, Inc.........................................      171,200        4,807,296
 *OmniVision Technologies, Inc.........................       93,100        1,183,301
 *Omnova Solutions, Inc................................        2,400           20,544
 *Omtool, Ltd..........................................        9,600           10,656
 *On Command Corp......................................        3,100            9,688
 *One Price Clothing Stores, Inc.......................        2,486            6,041
 Oneida, Ltd...........................................        5,400           97,740
 *Ontrack Data International, Inc......................       10,800          162,486
 *Onyx Acceptance Corp.................................        8,400           39,690
 *Onyx Pharmacueticals, Inc............................       65,200          466,506
 *Openwave Systems, Inc................................      570,800        3,447,632
 *Oplink Communications, Inc...........................       74,400           78,492
 Opti, Inc.............................................       43,753           68,692
 *Option Care, Inc.....................................        5,125           66,856
 *OraPharma, Inc.......................................       61,300          260,832
 *Orbital Sciences Corp................................       93,500          719,950
 *Orchid Biosciences, Inc..............................      148,600          216,956
 *Oregon Steel Mills, Inc..............................      116,300          651,280
 *Orleans Homebuilders, Inc............................        1,400           12,390
 *Orthodontic Centers of America, Inc..................          314            8,158
 *Orthologic Corp......................................      113,800          557,051
 *#OSI Pharmaceutical, Inc.............................       11,200          339,304
 *OSI Systems, Inc.....................................       57,200        1,183,468
 *Osmonics, Inc........................................       20,100          321,600
 *Osteotech, Inc.......................................       64,000          528,320
 *Outlook Group Corp...................................        9,200           47,978
 *Overland Data, Inc...................................       35,600          459,062
 Overseas Shipholding Group, Inc.......................      107,700        2,402,787
 *Overture Services, Inc...............................       18,400          356,408
 *Owens-Illinois, Inc..................................      715,600       12,523,000
 Oxford Industries, Inc................................       14,100          387,468
 *OYO Geospace Corp....................................        5,500           67,925
 *Pacific Mercantile Bancorp...........................       12,600           96,390
 *#Pacificare Health Systems, Inc......................      160,300        4,433,097
 *Packaged Ice, Inc....................................        9,900           13,613
 *Packeteer, Inc.......................................       31,149          209,166
 *PAM Transportation Services, Inc.....................        5,200          129,194
 *Panera Bread Co......................................       12,700          789,432
 *#Paradyne Networks Corp..............................      106,300          354,511
 *Parallel Petroleum Corp..............................       10,800           30,510
 *Paravant, Inc........................................       44,000          159,500
 Park Electrochemical Corp.............................       16,150          478,848
 *Parker Drilling Co...................................      385,300        1,649,084

TAX-MANAGED U.S. SMALL CAP VALUE PORTFOLIO

CONTINUED

                                                            SHARES             VALUE+
                                                            ------             ------
 *Park-Ohio Holdings Corp..............................       36,600   $      205,692
 Parkvale Financial Corp...............................        2,400           69,324
 *Parlex Corp..........................................       36,000          460,440
 *Parlux Fragrances, Inc...............................       13,400           34,438
 *Pathmark Stores, Inc.................................       97,200        2,185,542
 Patina Oil & Gas Corp.................................       14,900          531,781
 *Patterson-UTI Energy, Inc............................        6,400          195,424
 *Paxar Corp...........................................       30,000          512,400
 *Paxson Communications Corp...........................       55,000          506,000
 *PC Connection, Inc...................................       50,600          494,109
 *PC Mall, Inc.........................................       35,200          147,136
 *PCD, Inc.............................................       10,300           11,845
 *PC-Tel, Inc..........................................       90,604          655,973
 *PDI, Inc.............................................       14,300          279,994
 *Pediatrix Medical Group, Inc.........................       45,000        1,712,250
 *Peerless Manufacturing Co............................        2,400           46,908
 *Peerless Systems Corp................................       27,900           50,639
 *Pegasus Communications Corp. Class A.................      290,800          412,936
 *Pegasus Solutions, Inc...............................       81,900        1,205,159
 *#Pemstar, Inc........................................      197,700          307,424
 Penford Corp..........................................        7,800          150,501
 *Penn Traffic Co......................................          600            6,339
 *Penn Treaty American Corp............................       79,800          351,120
 Penn Virginia Corp....................................        9,000          319,410
 Penn-America Group, Inc...............................       14,250          135,375
 Pennfed Financial Services, Inc.......................       15,300          406,521
 *Pentacon, Inc........................................       23,600            4,602
 Penton Media, Inc.....................................       50,800          209,296
 Pep Boys - Manny, Moe & Jack..........................      119,400        1,959,354
 *Perceptron, Inc......................................        6,400           11,616
 *Perini Corp..........................................        5,800           22,910
 *Perrigo Co...........................................       25,600          358,528
 *Perry Ellis International, Inc.......................       10,300          172,680
 *Per-Se Technologies, Inc.............................        3,300           35,657
 *Personnel Group of America, Inc......................       53,000           58,300
 *Petrocorp, Inc.......................................        5,800           55,390
 *Petroleum Development Corp...........................       69,500          445,495
 *PetSmart, Inc........................................      276,600        4,536,240
 PFF Bancorp, Inc......................................       29,600          997,224
 *Pharmacopeia, Inc....................................       61,000          680,455
 *Pharmacyclics, Inc...................................       73,100          344,667
 *Pharmchem Laboratories, Inc..........................          700              438
 *Phar-Mor, Inc........................................        7,000               70
 *Philadelphia Consolidated Holding Corp...............       17,800          752,228
 Phillips-Van Heusen Corp..............................       42,800          671,960
 *Phoenix Technologies, Ltd............................        4,800           61,800
 *PhotoWorks, Inc......................................       14,300            3,897
 *Piccadilly Cafeterias, Inc...........................       24,800           88,040
 *Pico Holdings, Inc...................................       70,360        1,061,381
 Pier 1 Imports, Inc...................................       42,400          857,328
 Pilgrims Pride Corp. Class B..........................       98,500        1,430,220
 *Pinnacle Entertainment, Inc..........................       25,700          274,219
 *Pinnacle Systems, Inc................................      187,400        2,051,093
 *Pioneer Natural Resources Co.........................       78,500        1,894,205
 Pioneer Standard Electronics, Inc.....................       96,800        1,103,520
 Pittston Brink's Group................................       48,852        1,319,493
 *Planar Systems, Inc..................................       13,800          315,813
 *PlanVista Corp.......................................        1,000            3,990
 Pocahontas Bancorp, Inc...............................       11,100          110,001
 *#Polycom, Inc........................................        6,485          124,058
                                                            SHARES             VALUE+
                                                            ------             ------
 *#PolyMedica Corp.....................................       50,300   $    1,813,567
 *Polymer Group, Inc...................................        2,400              192
 Polyone Corp..........................................       57,100          661,218
 *Pomeroy Computer Resource, Inc.......................       42,700          638,152
 Pope & Talbot, Inc....................................       46,500          753,300
 Potlatch Corp.........................................      105,200        3,603,100
 *Powell Industries, Inc...............................        3,900           82,700
 *Power-One, Inc.......................................      268,600        2,414,714
 *PPT Vision, Inc......................................        1,100            1,029
 *PRAECIS Pharmaceuticals, Inc.........................      262,000          888,180
 Precision Castparts Corp..............................       71,900        2,524,409
 Presidential Life Corp................................       79,500        1,760,528
 *Previo, Inc..........................................       19,700           35,165
 *#PRG-Schultz International, Inc......................      141,400        1,977,479
 *Price Communications Corp............................       44,591          777,221
 *Pride International, Inc.............................      255,200        4,950,880
 *Prime Hospitality Corp...............................      175,200        2,214,528
 *Prime Medical Services, Inc..........................       70,500          639,083
 *Primus Knowledge Solutions, Inc......................       11,700           13,280
 *Printronix, Inc......................................       16,600          200,528
 *Proassurance Corp....................................       92,380        1,663,764
 *#Procom Technology, Inc..............................       40,200           49,044
 *Programmers Paradise, Inc............................        1,400            3,430
 *Protection One, Inc..................................       51,500          164,800
 *Proton Energy Systems, Inc...........................      150,600          687,489
 *Provant, Inc.........................................       22,100            8,619
 *#Provell, Inc........................................        5,400              162
 Providence & Worcester Railroad Co....................       10,700           95,230
 *PSS World Medical, Inc...............................      290,300        2,396,427
 *PTEK Holdings, Inc...................................      166,400          827,008
 Pulaski Financial Corp................................        5,100          100,496
 Pulte Homes Inc.......................................      136,565        7,405,920
 *Pure Resources, Inc..................................       20,780          447,809
 *Pure World, Inc......................................        6,500            4,160
 Pyramid Breweries, Inc................................       14,200           33,441
 *Qad, Inc.............................................        1,400            4,109
 *QRS Corp.............................................       56,400          545,670
 *Quaker Fabric Corp...................................       72,300          943,154
 *Quality Dining, Inc..................................       13,800           51,957
 *Quality Systems, Inc.................................        5,800           93,815
 Quanex Corp...........................................       42,200        1,523,420
 *Quanta Services, Inc.................................      204,300        2,568,051
 *Questron Technology, Inc.............................          500                8
 *Quicklogic Corp......................................      101,900          461,098
 *Quipp, Inc...........................................          900           12,510
 *Quovadx, Inc.........................................      109,300          763,461
 *R & B, Inc...........................................       11,100          106,893
 *Racing Champions ERTL Corp...........................       23,800          472,311
 *Radiance Medical Systems, Inc........................       29,700           39,056
 *Radio One, Inc.......................................       16,100          357,179
 *Railamerica, Inc.....................................      163,200        1,703,808
 *Rainbow Technologies, Inc............................       65,500          384,813
 *Ralcorp Holdings, Inc................................       10,000          281,400
 *Range Resources Corp.................................      215,000        1,137,350
 Raven Industries, Inc.................................       12,000          322,140
 *Rawlings Sporting Goods, Inc.........................       37,100          192,920
 *Raytech Corp.........................................       23,300          100,190
 *RCM Technologies, Inc................................       85,500          442,035
 *#RCN Corp............................................       19,900           34,228
 *Reading International, Inc. Class A..................        4,720           17,464
 *Reading International, Inc. Class B..................        1,180            4,543
 *Read-Rite Corp.......................................      419,600          996,550

TAX-MANAGED U.S. SMALL CAP VALUE PORTFOLIO

CONTINUED

                                                            SHARES             VALUE+
                                                            ------             ------
 *Recoton Corp.........................................       56,400   $      150,306
 *Redback Networks, Inc................................      558,500        1,158,888
 *#Redhook Ale Brewery, Inc............................        2,900            7,076
 Regal Beloit Corp.....................................       19,300          486,360
 *Regent Communications, Inc...........................      115,850          903,051
 *Rehabilicare, Inc....................................       14,800           79,402
 *Reliability, Inc.....................................       20,300           53,795
 Reliance Steel & Aluminum Co..........................       39,100        1,206,235
 *Remec, Inc...........................................      160,500        1,185,293
 *Remington Oil & Gas Corp.............................        4,500           87,638
 *Rent-Way, Inc........................................      179,000        2,112,200
 *Reptron Electronics, Inc.............................       19,500           57,525
 *Republic Bankshares, Inc.............................       34,700          693,827
 *Republic First Bancorp, Inc..........................        1,200            7,878
 *Res-Care, Inc........................................       84,800          690,696
 *Resonate, Inc........................................      233,400          539,154
 *ResortQuest International, Inc.......................       55,000          352,000
 Resource America, Inc.................................       65,300          750,624
 *Respironics, Inc.....................................       10,917          378,438
 *Restoration Hardware, Inc............................       32,900          264,681
 *Rex Stores Corp......................................       52,375          848,999
 Richardson Electronics, Ltd...........................       81,400          909,238
 Riggs National Corp...................................       17,700          265,766
 *Right Management Consultants, Inc....................       16,650          459,374
 *Rita Medical Systems, Inc............................       17,700          176,027
 *#Rite Aid Corp.......................................      402,000        1,354,740
 *Riviera Tool Co......................................        2,000            3,440
 RLI Corp..............................................       18,900        1,015,875
 *RMH Teleservices, Inc................................        3,400           40,137
 *Roadhouse Grill, Inc.................................       19,000            4,750
 Roadway Corp..........................................        7,500          240,188
 Roanoke Electric Steel Corp...........................       14,100          193,664
 Robbins & Myers, Inc..................................        5,300          127,783
 *Robotic Vision Systems, Inc..........................        8,600           11,309
 *Rochester Medical Corp...............................        4,400           27,280
 Rock-Tenn Co. Class A.................................       54,300        1,008,894
 *Rocky Shoes & Boots, Inc.............................        5,300           34,636
 *Rofin-Sinar Technologies, Inc........................       17,200          177,504
 *Rogue Wave Software, Inc.............................       45,000          142,425
 *Ross Systems, Inc....................................       11,500           94,588
 Rouge Industries, Inc. Class A........................       32,800           59,040
 Rowe Furniture Corp...................................       13,000           42,250
 *Royal Appliance Manufacturing Co.....................        2,000           13,300
 RPC, Inc..............................................       20,700          289,800
 RPM, Inc..............................................      283,500        4,462,290
 *RSA Security, Inc....................................      225,800        1,297,221
 *RTI International Metals, Inc........................       88,100          999,935
 *RTW, Inc.............................................       87,800           94,824
 *Rush Enterprises, Inc................................        8,600           90,343
 Russ Berrie & Co., Inc................................        4,000          136,680
 Russell Corp..........................................       86,100        1,591,128
 *Ryans Family Steak Houses, Inc.......................      180,450        3,154,266
 Ryder System, Inc.....................................      196,500        5,875,350
 Ryerson Tull, Inc.....................................       81,800          887,530
 #Ryland Group, Inc....................................       52,600        2,840,400
 *S&K Famous Brands, Inc...............................        4,400           58,454
 *S1 Corp..............................................      128,800          971,152
 *Safeguard Scientifics, Inc...........................      434,100          855,177
 *Safety Components International, Inc.................          129              874
 *SAGA Systems, Inc. Escrow Shares.....................       12,000                0
 *Saks, Inc............................................      235,700        3,290,372
 *#Salton, Inc.........................................       49,700          711,704
                                                            SHARES             VALUE+
                                                            ------             ------
 *San Filippo (John B.) & Son, Inc.....................       12,100   $       84,821
 Sanderson Farms, Inc..................................        6,100          158,631
 *Sandisk Corp.........................................       61,600          862,708
 *Sapient Corp.........................................      233,800          343,686
 *Satcon Technology Corp...............................       48,700           87,904
 *Saucony, Inc. Class A................................        4,600           31,924
 *Saucony, Inc. Class B................................       29,200          203,816
 *SBA Communications Corp..............................      201,200          296,770
 *SBS Technologies, Inc................................       60,300          797,769
 *Scheid Vineyards, Inc................................       13,600           48,484
 *Schein (Henry), Inc..................................       52,700        2,613,130
 *Schlotzskys, Inc.....................................        6,900           32,672
 Schnitzer Steel Industries, Inc. Class A..............       11,100          222,333
 *Schuff Steel Co......................................          100              262
 Schulman (A.), Inc....................................       92,600        1,836,721
 *SCM Microsystems, Inc................................       70,400          774,048
 SCPIE Holdings, Inc...................................       54,200          481,296
 *ScreamingMedia, Inc..................................       25,000           38,875
 Seaboard Corp.........................................        3,300          848,100
 *Seacor Smit, Inc.....................................       74,350        3,620,845
 *SEEC, Inc............................................       19,800           30,591
 *Segue Software, Inc..................................        6,600           15,510
 *Seitel, Inc..........................................      143,200          366,592
 *Selectica, Inc.......................................      128,200          460,879
 Selective Insurance Group, Inc........................       79,600        2,153,180
 *Semitool, Inc........................................       23,600          316,358
 *SEMX Corp............................................       29,800           36,356
 *Sequa Corp. Class A..................................        5,900          322,140
 *Sequenom, Inc........................................      164,300          804,249
 *SeraCare Life Sciences, Inc..........................        6,680           43,453
 *Service Corp. International..........................      397,700        1,646,478
 *Sharper Image Corp...................................       57,600        1,090,656
 *#Shaw Group, Inc.....................................       95,100        3,181,095
 *#Sheldahl, Inc.......................................        4,800               96
 *Shiloh Industries, Inc...............................       77,000          183,645
 *Shoe Carnival, Inc...................................       39,400          748,403
 *Shoe Pavilion, Inc...................................        6,600           11,022
 *#Shop At Home, Inc...................................       30,600           92,718
 *Shopko Stores, Inc...................................      127,000        2,612,390
 *Sierra Health Services, Inc..........................       45,400          851,250
 *Sifco Industries, Inc................................        2,300           12,650
 *Sight Resource Corp..................................        1,000              400
 *Signal Technology Corp...............................       28,500          246,810
 *SignalSoft Corp......................................      138,400          306,556
 *Silicon Graphics, Inc................................      192,800          561,048
 *Silicon Valley Bancshares............................        7,200          224,100
 *Silver Stream Software, Inc..........................      124,600          617,393
 *Simon Transportation Services, Inc...................        7,400              222
 *Simon Worldwide, Inc.................................       20,800            2,704
 *Sinclair Broadcast Group, Inc. Class A...............      239,700        3,553,553
 *Sipex Corp...........................................       50,700          481,397
 *#Sirius Satellite Radio, Inc.........................        5,900           23,512
 *Sitel Corp...........................................      158,600          412,360
 *Six Flags, Inc.......................................      196,900        3,162,214
 Skyline Corp..........................................       17,100          591,660
 SLI, Inc..............................................       11,900            6,783
 *Smart & Final Food, Inc..............................       10,800          100,548
 *SmartDisk Corp.......................................       39,500           23,108
 Smith (A.O.) Corp.....................................       46,500        1,385,700
 *Software Spectrum, Inc...............................        7,000          256,655

TAX-MANAGED U.S. SMALL CAP VALUE PORTFOLIO

CONTINUED

                                                            SHARES             VALUE+
                                                            ------             ------
 *Sola International, Inc..............................      103,400   $    1,238,732
 *#Sonic Automotive, Inc...............................       94,400        3,124,640
 *#Sonic Foundry, Inc..................................       70,400          102,080
 *#SONICblue, Inc......................................      410,948          583,546
 *SonicWALL, Inc.......................................       77,500          474,688
 *SoundView Technology Group, Inc......................      252,800          520,768
 *Source Information Management, Inc...................       82,600          389,046
 South Jersey Industries, Inc..........................       13,200          463,584
 *Southern Energy Homes, Inc...........................        3,800            8,360
 *Southern Union Co....................................       71,700        1,211,730
 *Southwall Technologies, Inc..........................        6,200           49,290
 *Southwestern Energy Co...............................      118,900        1,669,356
 Sovereign Bancorp, Inc................................       13,228          204,769
 *Spacehab, Inc........................................       13,300           16,293
 *Spacelabs Medical, Inc...............................       65,900          935,121
 *Spanish Broadcasting System, Inc.....................      246,700        3,569,749
 Spartan Motors, Inc...................................       18,900          248,535
 *Specialty Laboratories, Inc..........................       33,600          241,584
 *Spectrian Corp.......................................       52,200          677,556
 *Spectrum Control, Inc................................       71,100          487,391
 *SpeechWorks International, Inc.......................      122,500          494,288
 *#SpeedFam-IPEC, Inc..................................      235,467        1,030,168
 *Spherion Corp........................................      207,600        2,289,828
 *Sphinx International, Inc............................        5,400            3,780
 Spiegel, Inc. Class A Non-Voting......................       49,800           75,945
 *Sport-Haley, Inc.....................................        7,000           30,415
 *Sports Authority, Inc................................      132,400        1,703,988
 *Sports Club Co., Inc.................................        2,000            5,050
 *SportsLine.Com, Inc..................................      121,500          154,913
 *SPS Technologies, Inc................................       42,000        1,537,620
 *SRI/Surgical Express, Inc............................       10,100          142,814
 *SS&C Technologies, Inc...............................       49,400          608,608
 *#SSE Telecom, Inc....................................       12,900              103
 St. Francis Capital Corp..............................        7,500          177,563
 St. Mary Land & Exploration Co........................       12,800          298,816
 *Staar Surgical Co....................................      138,700          683,791
 Staff Leasing, Inc....................................       34,300          134,628
 *Stamps.com, Inc......................................       49,700          226,881
 *Standard Management Corp.............................       19,400          155,006
 *Standard Microsystems Corp...........................       53,400        1,217,253
 Standard Motor Products, Inc. Class A.................       38,600          632,654
 Standard Pacific Corp.................................       57,000        1,881,000
 Standard Register Co..................................       67,300        2,220,900
 *Stanley Furniture, Inc...............................        3,000           96,150
 *#StarMedia Network, Inc..............................        3,300              149
 State Auto Financial Corp.............................       56,700          922,226
 State Financial Services Corp. Class A................       16,600          250,245
 Staten Island Bancorp, Inc............................      153,000        3,128,850
 *Steel Dynamics, Inc..................................      154,300        2,750,398
 Steel Technologies, Inc...............................       13,900          154,638
 *Steinway Musical Instruments, Inc....................       25,000          553,750
 *Stellent, Inc........................................      219,200        1,224,232
 Stepan Co.............................................       10,600          285,140
 Sterling Bancorp......................................        3,388          116,886
 *Sterling Financial Corp..............................       54,387        1,244,109
 Stewart & Stevenson Services, Inc.....................       41,600          699,504
 *Stewart Enterprises, Inc.............................      384,940        2,311,565
 *Stewart Information Services Corp....................       56,100        1,113,585
 Stifel Financial Corp.................................        7,510          101,385
 *Stillwater Mining Co.................................      130,700        2,313,390
                                                            SHARES             VALUE+
                                                            ------             ------
 *STM Wireless, Inc. Class A...........................        6,600   $        8,085
 *Stockwalk.com Group, Inc.............................            1                0
 *Stone Energy Corp....................................       18,852          775,760
 *Stoneridge, Inc......................................      185,000        2,913,750
 *StorageNetworks, Inc.................................      264,100          464,816
 *Stratasys, Inc.......................................        3,800           24,738
 *Strategic Distribution, Inc..........................        3,490           43,677
 *Stratos Lightwave, Inc...............................      329,400          681,858
 *Stratus Properties, Inc..............................       13,650          122,782
 Stride Rite Corp......................................       99,011          782,187
 *Strouds, Inc.........................................        5,000               11
 *Suburban Lodges of America, Inc. Escrow Shares.......       29,300                0
 *Summa Industries, Inc................................        4,300           42,398
 *#Sunrise Assisted Living, Inc........................       87,700        2,561,717
 *Sunrise Telecom, Inc.................................       17,600           38,632
 *Suntron Corp.........................................        3,925           32,578
 *Supergen, Inc........................................      104,000          614,120
 *Superior Consultant Holdings Corp....................       47,300          257,549
 *Superior Telecom, Inc................................      101,800           70,242
 Superior Uniform Group, Inc...........................        2,800           31,500
 *Supreme Industries, Inc..............................        5,700           35,340
 Susquehanna Bancshares, Inc...........................        4,600          110,285
 *Swift Energy Corp....................................       88,200        1,293,894
 *Swift Transportation, Inc............................       41,140          862,500
 *Switchboard, Inc.....................................       60,000          346,800
 SWS Group, Inc........................................       32,000          661,120
 *Sycamore Networks, Inc...............................      351,300        1,262,924
 *Sykes Enterprises, Inc...............................       14,300          135,421
 *Sylvan Learning Systems, Inc.........................      120,200        3,306,101
 *Sylvan, Inc..........................................        6,200           79,019
 *Symmetricom, Inc.....................................       81,400          398,860
 *Symphonix Devices, Inc...............................          200              126
 *Syms Corp............................................          200            1,174
 Synalloy Corp.........................................       12,200           54,656
 *Synaptic Pharmaceutical Corp.........................       24,100          143,998
 *Synbiotics Corp......................................       20,400            3,570
 *Synovis Life Technologies, Inc.......................       10,300           89,610
 *Systemax, Inc........................................       10,600           32,330
 *Systems & Computer Technology Corp...................       23,400          336,492
 *T-3 Energy Services, Inc.............................          620            5,633
 *Tandy Brand Accessories, Inc.........................        1,000           12,520
 *Tandy Crafts, Inc....................................        9,200              184
 *Tanning Technology Corp..............................       56,400           68,808
 Tasty Baking Co.......................................        7,000          111,160
 TB Woods Corp.........................................        5,500           46,503
 *TBA Entertainment Corp...............................        6,500           19,500
 *TBC Corp.............................................       72,700        1,139,573
 *TCSI Corp............................................       13,500            8,438
 *TEAM America, Inc....................................          500            1,408
 *Team, Inc............................................        4,300           39,775
 *TeamStaff, Inc.......................................       55,500          356,588
 *Technology Solutions Corp............................       41,300           65,048
 *TechTeam Global, Inc.................................       32,300          263,245
 Tecumseh Products Co. Class A.........................       35,000        1,627,675
 Tecumseh Products Co. Class B.........................        6,900          295,355
 *Tegal Corp...........................................       44,800           49,056
 *Telular Corp.........................................       44,500          252,983
 *Tenneco Automotive, Inc..............................      133,100          821,227
 *Terayon Communication Systems, Inc...................      293,732          837,136

TAX-MANAGED U.S. SMALL CAP VALUE PORTFOLIO

CONTINUED

                                                            SHARES             VALUE+
                                                            ------             ------
 *Terex Corp...........................................      139,700   $    3,548,380
 *Terra Industries, Inc................................      448,900          915,756
 *Tesoro Petroleum Corp................................      148,700        1,048,335
 *Tessco Technologies, Inc.............................        4,200           56,217
 *Tetra Technologies, Inc..............................       46,200        1,141,140
 Texas Industries, Inc.................................       66,800        2,519,028
 TF Financial Corp.....................................        1,100           26,202
 *TFC Enterprises, Inc.................................       19,100           31,706
 *TheStreet.com, Inc...................................       87,200          237,620
 *Third Wave Technologies..............................       30,800           85,778
 Thomas & Betts Corp...................................      215,300        4,697,846
 Thomas Industries, Inc................................        3,300           95,205
 *Thoratec Laboratories Corp...........................      152,100        1,447,992
 Three Rivers Bancorp, Inc.............................       15,100          270,743
 *Three-Five Systems, Inc..............................       71,500          858,000
 *Tickets.com, Inc.....................................       25,700           51,914
 *Tier Technologies, Inc. Class B......................       29,300          489,017
 *TII Network Technologies, Inc........................        5,300            2,465
 Timberland Bancorp, Inc...............................        9,900          170,132
 *Timco Aviation Services, Inc.........................        1,840            3,432
 Timken Co.............................................      198,100        4,437,440
 *Titan Corp...........................................        2,580           55,470
 Titan International, Inc..............................        1,000            5,100
 *Titan Pharmaceuticals, Inc...........................      118,300          467,285
 *Titanium Metals Corp.................................      277,700        1,085,807
 *TLC Vision Corp......................................       71,060          218,154
 *Todd Shipyards Corp..................................       24,350          343,335
 *Toll Brothers, Inc...................................       85,100        2,510,450
 Toro Co...............................................        2,200          126,654
 *Total Entertainment Restaurant Corp..................        4,700           63,074
 *Touch America Holdings, Inc..........................      122,600          364,122
 *Tower Air, Inc.......................................        9,700              340
 *Tower Automotive, Inc................................      305,600        3,926,960
 *Tractor Supply Co....................................        6,300          351,099
 *Traffix, Inc.........................................       14,200           86,407
 *Trailer Bridge, Inc..................................       12,300           34,871
 *Trammell Crow Co.....................................       81,400        1,098,900
 *Trans World Entertainment Corp.......................      176,300        1,257,901
 *Transact Technologies, Inc...........................        5,500           30,938
 *Transmation, Inc.....................................        7,000            7,000
 *Transmeta Corp.......................................      201,600          477,792
 *Transmontaigne Oil Co................................      104,300          495,425
 *Transport Corp. of America...........................        2,000           14,050
 *Transtechnology Corp.................................        6,800           73,780
 *Transwitch Corp......................................      145,000          180,525
 *TRC Companies, Inc...................................       11,400          314,640
 Tredegar Industries, Inc..............................      164,300        3,795,330
 Trenwick Group, Ltd...................................       40,700          324,379
 *Triad Hospitals, Inc.................................       37,900        1,712,701
 *Trico Marine Services, Inc...........................      184,100        1,517,905
 *Trident Microsystems, Inc............................       60,700          444,628
 *Tridex Corp..........................................        8,500              468
 Trinity Industries, Inc...............................      124,800        2,340,000
 *#Tripath Technology, Inc.............................        7,289            8,164
 *Tripos, Inc..........................................        5,000          111,775
 *Triumph Group........................................       41,200        1,829,280
 *Trover Solutions, Inc................................       34,400          183,180
 *Trump Hotels & Casino Resorts, Inc...................       28,900           73,117
 *Tumbleweed Communications Corp.......................       54,000          114,750
 *Turnstone Systems, Inc...............................      228,200          887,698
 *Tut Systems, Inc.....................................        3,200            5,376
                                                            SHARES             VALUE+
                                                            ------             ------
 *Tweeter Home Entertainment Group, Inc................       72,700   $    1,230,811
 Twin Disc, Inc........................................        3,500           50,925
 Tyco International, Ltd...............................        5,606          123,052
 *Tyler Technologies, Inc..............................        6,500           34,190
 *U.S. Aggregates, Inc.................................        9,500              204
 *U.S. Concrete, Inc...................................       89,900          508,834
 U.S. Freightways Corp.................................       29,600        1,035,260
 *U.S. Home & Garden, Inc..............................        3,000            1,740
 *U.S. Industries, Inc.................................      533,400        2,144,268
 *U.S. Vision, Inc.....................................        8,600           32,981
 #UAL Corp.............................................      186,200        2,269,778
 *Ubics, Inc...........................................        7,000            4,935
 *UbiquiTel, Inc.......................................      170,000          274,550
 *UICI.................................................      193,600        3,418,976
 *Ulticom, Inc.........................................       82,300          570,751
 *Ultimate Electronics, Inc............................        5,100          155,015
 *Ultrak, Inc..........................................       20,900           32,918
 *Ultralife Batteries, Inc.............................       11,900           36,057
 *Ultratech Stepper, Inc...............................       14,600          234,330
 UMB Financial Corp....................................       22,753        1,079,744
 Unico American Corp...................................        9,400           57,857
 *Unifi, Inc...........................................      187,400        1,862,756
 Unifirst Corp.........................................        4,300          107,070
 *Union Acceptance Corp. Class A.......................        7,700           52,861
 *Uniroyal Technology Corp.............................       14,100            7,191
 *Unit Corp............................................      123,000        2,295,180
 *United Auto Group, Inc...............................       83,100        2,188,854
 United Community Financial Corp.......................       94,800          803,904
 United Fire Casualty Co...............................        5,400          182,061
 United Industrial Corp................................       98,700        2,487,240
 *United Natural Foods, Inc............................       12,600          286,839
 *United Online, Inc...................................      121,088        1,324,097
 *United Rentals, Inc..................................      232,000        5,414,880
 *United Road Services, Inc............................          600              273
 *United States Energy Corp............................        4,600           15,065
 United States Steel Corp..............................      176,600        3,627,364
 *#United Therapeutics Corp............................       67,200        1,029,504
 *Unity Bancorp, Inc...................................        2,000           14,330
 *Universal Access Global Holdings, Inc................        5,400            2,025
 *Universal American Financial Corp....................       26,700          192,374
 Universal Forest Products, Inc........................       53,075        1,309,626
 *Universal Stainless & Alloy Products, Inc............       26,600          418,418
 *Unova, Inc...........................................      212,900        1,454,107
 *Urologix, Inc........................................       14,900          231,844
 *URS Corp.............................................       67,700        1,998,504
 *Ursus Telecom Corp...................................        1,900                2
 *US Liquids, Inc......................................       51,900          132,345
 *US Oncology, Inc.....................................      393,651        3,410,986
 *US Xpress Enterprises, Inc. Class A..................       20,100          225,623
 *USA Truck, Inc.......................................       14,500          179,438
 Usec, Inc.............................................      266,100        1,993,089
 *#USG Corp............................................       28,000          173,040
 *V.I. Technologies, Inc...............................        2,400            7,248
 *VA Software Corp.....................................       70,000           61,950
 *Vail Resorts, Inc....................................      117,700        2,163,326
 *Value City Department Stores, Inc....................      145,600          537,264
 *ValueClick, Inc......................................       91,200          295,032
 *Valuevision International, Inc. Class A..............       11,200          242,816
 *Vans, Inc............................................       61,900          604,454

TAX-MANAGED U.S. SMALL CAP VALUE PORTFOLIO

CONTINUED

                                                            SHARES             VALUE+
                                                            ------             ------
 *Varco International, Inc.............................        4,500   $       91,035
 *#Vari L Co., Inc.....................................        6,500            6,825
 *Variagenics, Inc.....................................       56,100           82,748
 *Variflex, Inc........................................        4,800           21,480
 *Varsity Brands, Inc..................................       10,600           46,640
 *Vascular Solutions, Inc..............................       10,900           20,656
 *Verilink Corp........................................       31,800            8,109
 *#Veritas DGC, Inc....................................      101,700        1,535,670
 *Verity, Inc..........................................       24,700          228,969
 *Verso Technologies, Inc..............................       13,886           11,178
 *Verticalbuyer Inc....................................        1,212                5
 Vesta Insurance Group, Inc............................       62,100          263,925
 *Vestcom International, Inc...........................       13,000           50,700
 *Viant Corp...........................................       15,000           19,650
 *Viasat, Inc..........................................       66,000          622,380
 *Vical, Inc...........................................       90,800          664,656
 *Vicon Industries, Inc................................       11,200           39,760
 *Vignette Corp........................................      784,800        1,652,004
 Vintage Petroleum, Inc................................       41,300          481,145
 *Virage, Inc..........................................       28,500           39,758
 *ViroPharma, Inc......................................        5,000            8,175
 *Visual Networks, Inc.................................        3,400            4,641
 *Vitesse Semiconductor, Inc...........................       64,400          323,610
 *Volt Information Sciences, Inc.......................       52,700        1,133,577
 Vulcan International Corp.............................          400           16,950
 Wabash National Corp..................................       76,500          730,575
 *Walker Interactive Systems, Inc......................       13,700           22,057
 Wallace Computer Services, Inc........................      100,100        2,146,144
 Walter Industries, Inc................................       10,260          147,128
 Washington Savings Bank FSB...........................        1,600           14,480
 *Waste Connections, Inc...............................       32,400        1,100,952
 *WatchGuard Technologoes, Inc.........................      126,900          643,383
 Watsco, Inc. Class A..................................       70,200        1,207,440
 Watts Industries, Inc. Class A........................       37,700          703,105
 Wausau-Mosinee Paper Corp.............................      116,200        1,554,756
 Waypoint Financial Corp...............................        6,347          117,991
 Weider Nutrition International, Inc...................       13,800           26,910
 Wellman, Inc..........................................      174,200        2,874,300
 Werner Enterprises, Inc...............................      134,966        2,503,619
 *West Marine, Inc.....................................       74,500        1,305,613
 *Westaff, Inc.........................................       11,100           27,806
 Westbank Corp.........................................        2,800           37,324
 *Westcoast Hospitality Corp...........................       23,500          173,665
 Westcorp, Inc.........................................       52,040        1,601,271
 *Westell Technologies, Inc............................      260,700          362,373
 Western Ohio Financial Corp...........................          600           12,255
 *Western Water Co.....................................        1,100            1,018
 *Westport Resources Corp..............................        8,332          143,894
 *Wet Seal, Inc. Class A...............................       31,725          739,668
 *WFS Financial, Inc...................................       25,500          765,638
 *Wild Oats Markets, Inc...............................       95,100        1,395,593
 *William Lyon Homes, Inc..............................       82,800        2,198,340
 *Williams Clayton Energy, Inc.........................       42,000          522,690
 *Willis Lease Finance Corp............................       15,900           73,856
 *Wilshire Oil Co. of Texas............................       11,000           51,700
                                                            SHARES             VALUE+
                                                            ------             ------
 *Wilsons The Leather Experts, Inc.....................       78,200   $    1,164,789
 *Wink Communications, Inc.............................       86,500          179,488
 Wintrust Financial Corp...............................        9,100          262,126
 *Wire One Technologies, Inc...........................       70,900          196,748
 *Wireless Facilities, Inc.............................      116,200          557,760
 *Wiser Oil Co.........................................       39,600          182,160
 *WJ Communications, Inc...............................        6,900           11,661
 Wolohan Lumber Co.....................................          300            7,200
 *Wolverine Tube, Inc..................................       54,300          458,835
 Wolverine World Wide, Inc.............................        6,500          114,855
 Woodward Governor Co..................................       15,700          947,181
 *Workflow Management, Inc.............................       59,300          203,103
 *Workgroup Technology Corp............................        1,075            1,172
 *World Acceptance Corp................................       49,000          405,230
 World Fuel Services Corp..............................       28,400          568,000
 *WorldQuest Networks, Inc.............................        4,800           13,200
 *Worldwide Restaurant Concepts, Inc...................       15,700           44,588
 Worthington Industries, Inc...........................      281,700        4,295,925
 *Xanser Corp..........................................      105,400          212,908
 *Xeta Corp............................................       41,800          180,785
 *Xetel Corp...........................................       30,700            9,210
 *#XM Satellite Radio Holdings, Inc....................      327,400        2,841,832
 Yardville National Bancorp............................        8,600          163,271
 *Yellow Corp..........................................      105,800        2,909,500
 York International Corp...............................       57,000        2,020,650
 *Zale Corp............................................      151,900        6,513,689
 *Zap.com Corp.........................................          380               51
 *Zapata Corp..........................................        1,170           34,047
 Zenith National Insurance Corp........................       14,400          456,768
 *#ZixIt Corp..........................................        5,000           22,250
 *Zoltek Companies, Inc................................       73,700          267,531
 *Zomax, Inc...........................................       85,500          406,553
 *Zonagen, Inc.........................................       26,700           42,987
 *Zones, Inc...........................................       25,050           28,557
 *Zoran Corp...........................................       17,250          418,399
 *Zygo Corp............................................       66,700          881,774
                                                                       --------------
TOTAL COMMON STOCKS
  (Cost $929,004,556)..................................                 1,193,236,337
                                                                       --------------
RIGHTS/WARRANTS -- (0.0%)
 *Chiquita Brands International, Inc. Warrants
   03/19/09............................................       11,137           68,493
 *Forcenergy, Inc. Warrants 02/15/04...................          191            3,328
 *Forcenergy, Inc. Warrants 02/15/05...................          191            1,805
 *#Magnum Hunter Resources Warrants 03/21/05...........        4,020                0
 *Orbital Science Corp. Warrants 08/31/04..............        1,006            4,416
 *Safety Components International, Inc. Warrants
   04/10/03............................................          554               58
 *#Timco Aviation Services Warrants 12/31/07...........        3,678                0
                                                                       --------------
TOTAL RIGHTS/WARRANTS
  (Cost $303,793)......................................                        78,100
                                                                       --------------

TAX-MANAGED U.S. SMALL CAP VALUE PORTFOLIO

CONTINUED

                                                             FACE
                                                            AMOUNT             VALUE+
                                                            ------             ------
                                                            (000)
TEMPORARY CASH INVESTMENTS -- (1.6%)
 Repurchase Agreement, PNC Capital Market Inc. 1.67%,
   06/03/02 (Collateralized by U.S. Treasury Bills
   1.68%, 06/27/02, valued at $19,896,099) to be
   repurchased at $19,604,728
   (Cost $19,602,000)..................................   $   19,602   $   19,602,000
                                                                       --------------
TOTAL INVESTMENTS -- (100.0%) (Cost $948,910,349)++....                $1,212,916,437
                                                                       ==============

--------------------------------------------------------------------------------
   +  See Note B to Financial Statements.
   *  Non-Income Producing Securities
   #  Total or Partial Securities on Loan
  ++  The cost for federal income tax purposes is $949,832,100.

                See accompanying Notes to Financial Statements.

                      TAX-MANAGED U.S. SMALL CAP PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                  MAY 31, 2002
                                  (UNAUDITED)

                                                            SHARES           VALUE+
                                                            ------           ------
COMMON STOCKS -- (98.3%)
 #*@Road, Inc..........................................      33,500    $    242,707
 #*1-800 CONTACTS, Inc.................................       6,900         105,156
 1st State Bancorp, Inc................................       1,400          28,875
 *3 Dimensional Pharmaceuticals, Inc...................       5,800          31,987
 *3-D Systems Corp.....................................       6,800          78,506
 *3TEC Energy Corp.....................................       8,200         123,369
 *7-Eleven, Inc........................................     114,100         958,440
 *99 Cents Only Stores.................................       2,666          81,766
 *A. B. Watley Group, Inc..............................         200              27
 *A.C. Moore Arts & Crafts, Inc........................       5,700         242,506
 *A.D.A.M., Inc........................................       2,700           4,752
 *aaiPharma, Inc.......................................       9,500         192,327
 *AAON, Inc............................................       4,400         131,802
 AAR Corp..............................................      13,400         153,296
 Aaron Rents, Inc. Class A.............................       1,900          49,875
 *Abaxis, Inc..........................................      10,600          52,735
 ABC Bancorp...........................................         840          12,386
 *Abgenix, Inc.........................................      29,000         374,245
 Abington Bancorp, Inc.................................         100           2,019
 *Abiomed, Inc.........................................      12,400          94,612
 ABM Industries, Inc...................................      26,200         472,910
 *Acacia Research Corp.................................      11,290          91,957
 *Acceptance Insurance Companies, Inc..................       5,900          27,140
 *Access Pharmaceuticals, Inc..........................       5,500          15,125
 *Access Worldwide Communications, Inc.................       1,900           1,444
 *Acclaim Entertainment, Inc...........................       5,700          29,896
 *Accredo Health, Inc..................................      15,600         836,004
 *#Accrue Software, Inc................................       2,000             470
 *Ace Cash Express, Inc................................       5,000          54,000
 *Ace Comm Corp........................................       2,700           2,902
 Aceto Corp............................................       1,100          11,880
 *Ackerley Group, Inc..................................      13,500         253,800
 *Aclara Biosciences, Inc..............................      29,800          61,537
 *Acme Communications, Inc.............................       8,100          83,227
 *Acme United Corp.....................................       1,100           4,510
 *Acorn Products, Inc..................................         200             106
 *#ACT Manufacturing, Inc..............................       1,950             112
 *#ACT Teleconferencing, Inc...........................       6,900          24,564
 *Actel Corp...........................................      14,400         354,744
 *Acterna Corp.........................................      59,100          79,785
 *Action Performance Companies, Inc....................      10,200         372,810
 *Active Power, Inc....................................      43,500         190,312
 *Activision, Inc......................................      26,000         848,250
 *#Actrade Financial Technologies, Ltd.................       6,400         113,344
 *Actuant Corp.........................................       4,760         189,924
 *Actuate Corp.........................................      33,400         192,384
 *ACTV, Inc............................................      22,900          32,403
 Acuity Brands, Inc....................................       9,900         167,310
 *#Acxiom Corp.........................................      49,900         887,471
 Adams Resources & Energy, Inc.........................         800           6,420
 *Adaptec, Inc.........................................      42,100         543,932
 *ADE Corp.............................................       6,500          78,032
 *#Adelphia Communications Corp. Class A...............      25,000          17,625
                                                            SHARES           VALUE+
                                                            ------           ------
 *Adept Technology, Inc................................       8,900    $     23,941
 *Administaff, Inc.....................................      14,700         188,160
 *Admiralty Bancorp, Inc...............................         500          10,072
 *Adolor Corp..........................................      18,000         248,670
 *Adtran, Inc..........................................      22,900         542,615
 *Advance Auto Parts Inc...............................       2,577         148,951
 *Advance Lighting Technologies, Inc...................       8,500           9,647
 *Advance PCS..........................................      12,400         295,244
 *Advanced Digital Information Corp....................      39,100         324,725
 *Advanced Energy Industries, Inc......................      17,500         531,912
 *Advanced Fibre Communications, Inc...................       4,600          88,113
 *Advanced Magnetics, Inc..............................       3,000          11,640
 Advanced Marketing Services, Inc......................      11,475         200,812
 *Advanced Neuromodulation Systems, Inc................       4,900         156,530
 *Advanced Power Technology, Inc.......................       5,700          79,828
 *Advanced Technical Products, Inc.....................       2,400          80,256
 *Advanced Tissue Sciences, Inc........................      39,900          81,795
 Advanta Corp. Class A.................................       5,200          72,228
 Advanta Corp. Class B Non-Voting......................       8,600         117,390
 *Advent Software, Inc.................................       7,800         311,454
 *Advo, Inc............................................      10,200         432,072
 *Aehr Test Systems....................................       2,900          16,747
 *AEP Industries, Inc..................................       2,200          76,395
 *Aeroflex, Inc........................................      32,900         390,687
 *Aerosonic Corp.......................................         900          24,750
 *Aerovox, Inc.........................................       1,500              12
 *Aether Systems, Inc..................................      34,600         124,733
 *Aetrium, Inc.........................................       4,700           9,940
 *Affiliated Managers Group, Inc.......................       3,500         242,900
 *Affinity Technology Group, Inc.......................       2,400             162
 *Affymetrix, Inc......................................      23,100         554,169
 *Aftermarket Technology Corp..........................      11,800         278,834
 *AG Services America, Inc.............................       2,900          37,337
 *Agco Corp............................................      41,169         854,257
 *Agile Software Corp..................................      36,000         300,600
 AGL Resources, Inc....................................       5,000         114,500
 *AHL Services, Inc....................................       7,700          15,207
 *AHT Corp.............................................       2,700               9
 *Air Methods Corp.....................................       7,200          82,800
 Airborne, Inc.........................................      24,000         541,680
 *Airgas, Inc..........................................      41,700         679,710
 *AirGate PCS, Inc.....................................      14,200         163,442
 *Airnet Communications Corp...........................       2,400           3,120
 *Airnet Systems, Inc..................................       4,200          35,280
 *Airspan Networks, Inc................................       7,100           7,632
 *Airtran Holdings, Inc................................      72,500         437,900
 *AK Steel Holding Corp................................       2,900          40,513
 *#Akamai Technologies, Inc............................      58,300         117,183
 *Akorn, Inc...........................................      10,700          22,737
 *#Aksys, Ltd..........................................      10,200          61,149
 Alabama National Bancorporation.......................       2,200          95,128
 Alamo Group, Inc......................................       4,500          75,600
 *Alamosa Holdings, Inc................................       5,000          21,650
 *Alaris Medical, Inc..................................      22,200         129,870
 *Alaska Air Group, Inc................................      15,000         417,750

TAX-MANAGED U.S. SMALL CAP PORTFOLIO

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 *Alaska Communications Systems Group, Inc.............       4,500    $     31,050
 Albany International Corp. Class A....................      23,464         611,237
 *Albany Molecular Research, Inc.......................      29,600         620,268
 Albemarle Corp........................................      13,200         420,816
 *Alcide Corp..........................................       1,600          35,352
 Alexander & Baldwin, Inc..............................       9,700         266,895
 *Alexion Pharmaceuticals, Inc.........................      10,200         160,599
 Alfa Corp.............................................      25,374         696,643
 Alico, Inc............................................         700          19,936
 *Align Technology, Inc................................      25,200          96,516
 *All American Semiconductor, Inc......................       1,800           6,237
 #*Allegiance Telecom, Inc.............................      56,300          65,026
 Allegiant Bancorp, Inc................................       1,600          27,880
 Allen Organ Co. Class B...............................         700          29,256
 *Allen Telecom, Inc...................................      19,900         104,475
 *Alliance Gaming Corp.................................      21,900         286,342
 #*Alliance Pharmaceutical Corp........................       6,700          12,897
 *Alliance Semiconductor Corp..........................      33,600         296,688
 *Alliant Techsystems, Inc.............................       5,400         587,412
 *Allied Healthcare Products, Inc......................       1,000           4,995
 *Allied Holdings, Inc.................................         300           1,575
 *Allied Research Corp.................................       3,000          65,820
 *Allos Therapeutics, Inc..............................      20,000         171,000
 *Allou Health & Beauty Care, Inc. Class A.............       2,800          22,232
 *Alloy Online, Inc....................................      21,800         291,902
 *Allsctipts Healthcare Solutions, Inc.................      20,800          92,664
 *Alltrista Corp.......................................       2,000          74,280
 *Alpha Industries, Inc................................      24,900         254,727
 *Alpha Technologies Group, Inc........................       4,080          10,098
 Alpharma, Inc. Class A................................      19,100         394,415
 *Alpine Group, Inc....................................       2,580           3,096
 *Alteon, Inc..........................................      11,400          29,526
 #*Alterra Healthcare Corp.............................       1,500             135
 *Ambassadors Group, Inc...............................       4,500          69,525
 *Ambassadors, Inc.....................................       4,500          41,467
 *AMC Entertainment, Inc...............................      16,600         242,194
 *Amcast Industrial Corp...............................       3,600          13,788
 Amcol International Corp..............................      14,000          80,500
 Amcore Financial, Inc.................................      15,900         365,859
 *Amerco, Inc..........................................      10,700         172,163
 *America Services Group, Inc..........................       2,600          27,274
 *America West Holdings Corp. Class B..................      14,300          43,615
 #*American Aircarriers Support, Inc...................       2,200               2
 *American Axle & Manufacturing Holdings, Inc..........       9,500         286,900
 American Biltrite, Inc................................         500           6,745
 #American Business Financial Services, Inc............       1,870          23,749
 *American Classic Voyages Co..........................       5,400               5
 *American Dental Partners, Inc........................       2,900          26,404
 #*American Eagle Outfitters, Inc......................      24,900         552,531
 *American Ecology Corp................................       2,700          10,098
 American Financial Holdings, Inc......................         400          11,554
 American Greetings Corp. Class A......................      31,200         644,904
 *American Healthways, Inc.............................       3,850          98,098
 American Home Mortgage Holdings, Inc..................       1,600          24,632
 *American Italian Pasta Co............................       9,800         480,690
 *American Locker Group, Inc...........................       1,000          12,575
                                                            SHARES           VALUE+
                                                            ------           ------
 *American Management Systems, Inc.....................      23,900    $    500,466
 *American Medical Security Group, Inc.................       7,700         147,070
 *American Medical Systems Holdings, Inc...............      12,400         285,262
 *American Pacific Corp................................       2,900          30,537
 *American Physicians Capital, Inc.....................       5,300          88,457
 *American Physicians Services Group, Inc..............         500           2,007
 *American Retirement Corp.............................       6,200          18,848
 #*American Science & Engineering, Inc.................       2,100          38,451
 *American Software, Inc. Class A......................       8,800          30,668
 *American Superconductor Corp.........................      12,900          92,299
 *American Technical Ceramics Corp.....................       4,600          30,360
 *American Tower Corp..................................      75,900         288,420
 American Vanguard Corp................................         586          11,573
 *American West Bancorporation.........................       3,245          41,406
 American Woodmark Corp................................       3,300         213,295
 Americana Bancorp, Inc................................         400           5,848
 *America's Car-Mart, Inc..............................       2,700          39,636
 #*AMERIGROUP Corp.....................................      11,600         338,198
 *Ameripath, Inc.......................................      17,300         511,128
 AmeriServe Financial, Inc.............................       4,200          21,105
 *Ameristar Casinos, Inc...............................       3,000          87,900
 *Ameritrade Holding Corp..............................      89,000         475,260
 Ameron, Inc...........................................       1,000          71,200
 AmerUs Group Co.......................................       7,000         248,150
 Ametek, Inc...........................................      12,600         475,776
 Ampco-Pittsburgh Corp.................................         900          10,755
 *Ampex Corp. Class A..................................       3,000             360
 *Amrep Corp...........................................       1,900          15,010
 *Amsurg Corp..........................................       7,800         247,572
 *Amtech Systems, Inc..................................       1,200           7,650
 *Amtran, Inc..........................................       3,400          37,995
 *AMX Corp.............................................       5,700          13,395
 *Amylin Pharmaceuticals, Inc..........................      34,400         310,288
 *Anacomp, Inc.........................................           0              10
 *Anadigics, Inc.......................................      17,350         186,946
 Analogic Corp.........................................       6,000         262,410
 Analysts International Corp...........................      11,500          55,947
 *Anaren Microwave, Inc................................      18,200         236,691
 Anchor Bancorp Wisconsin, Inc.........................       8,750         198,712
 *Andersen Group, Inc..................................       1,000           7,380
 Andersons, Inc........................................         900          11,200
 #*Angeion Corp........................................         500             197
 *Anika Therapeutics, Inc..............................       2,200           3,003
 *Anixter International, Inc...........................      21,000         591,150
 *Ann Taylor Stores Corp...............................      25,350         721,968
 *Ansoft Corp..........................................       7,300          58,838
 *AnswerThink Consulting Group, Inc....................      28,300         147,867
 *Ansys, Inc...........................................       9,000         241,245
 *Anthony and Sylvan Pools Corp........................         521           3,806
 *Antigenics, Inc......................................      17,474         175,177
 *AP Pharma, Inc.......................................      15,700          36,895
 *APA Optics, Inc......................................       6,300          13,860
 *APAC Teleservices, Inc...............................      31,000         175,305
 *Aphton Corp..........................................       9,400          73,508
 Apogee Enterprises, Inc...............................       4,100          57,236
 Applebees International, Inc..........................      21,500         839,145
 *Applica, Inc.........................................      13,900         141,224
 *Applied Extrusion Technologies, Inc..................       7,700          50,050
 *Applied Films Corp...................................       6,600         107,250

TAX-MANAGED U.S. SMALL CAP PORTFOLIO

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 *Applied Graphics Technologies, Inc...................       2,320    $      1,230
 *Applied Imaging Corp.................................       7,900          20,856
 Applied Industrial Technologies, Inc..................       9,900         195,525
 *Applied Innovation, Inc..............................       9,500          41,135
 *Applied Microsystems Corp............................         300             205
 *Applied Molecular Evolution, Inc.....................      20,700         125,131
 *Applied Signal Technologies, Inc.....................       5,800          68,179
 *Applix, Inc..........................................       5,600           9,828
 *Apria Healthcare Group, Inc..........................      27,000         639,090
 *Apropos Technology, Inc..............................       3,000           6,825
 Aptargroup, Inc.......................................      13,800         515,844
 *Aradigm Corp.........................................      14,700          57,844
 *Arch Capital Group, Ltd..............................       5,000         148,225
 Arch Chemicals, Inc...................................      11,100         258,075
 Arch Coal, Inc........................................      19,100         448,850
 Arctic Cat, Inc.......................................       8,600         172,043
 *Arena Pharmaceuticals, Inc...........................      16,500         124,987
 Argonaut Group, Inc...................................      11,000         235,345
 *Argonaut Technologoes, Inc...........................       6,800           9,248
 *Argosy Gaming Corp...................................      17,300         595,120
 *Ariad Pharmaceuticals, Inc...........................      18,000          78,840
 #*Ariba, Inc..........................................      62,500         184,687
 *Ark Restaurants Corp.................................         700           4,928
 *Arkansas Best Corp...................................      14,800         364,450
 *Arlington Hospitality, Inc...........................       1,000           3,095
 *Armor Holdings, Inc..................................      18,600         487,320
 *Arqule, Inc..........................................      12,100         104,362
 *Array BioPharma, Inc.................................      18,700         184,101
 *Arrhythmia Research Technology, Inc..................         500           1,512
 *Arris Group, Inc.....................................      46,400         301,368
 Arrow Financial Corp..................................       2,940          87,215
 Arrow International, Inc..............................       9,200         421,866
 *Art Technology Group, Inc............................      38,500          51,012
 *Artesyn Technologies, Inc............................      22,400         169,568
 *Arthrocare Corp......................................      15,200         169,556
 *Artisan Components, Inc..............................       9,400         121,119
 #*Artisoft, Inc.......................................       9,400          14,758
 *ARTISTdirect, Inc....................................       1,500          14,647
 Arvinmeritor, Inc.....................................      36,500         974,550
 ASB Financial Corp....................................         200           2,236
 *Ascential Software Corp..............................     152,200         464,971
 *Ashworth, Inc........................................       8,000          71,960
 *Aspect Communications Corp...........................      31,600         149,942
 *Aspect Medical Systems, Inc..........................       9,100          45,318
 *Aspen Technology, Inc................................      19,700         220,738
 *ASTA Funding, Inc....................................       2,400          31,572
 *Astea International, Inc.............................         600             537
 *Astec Industries, Inc................................      11,500         194,465
 Astro-Med, Inc........................................         800           3,320
 *Astronics Corp.......................................       2,700          24,489
 *Astronics Corp. Class B..............................         337           3,176
 #*AstroPower, Inc.....................................       7,400         243,016
 *ASV, Inc.............................................       1,600          19,000
 *Asyst Technologies, Inc..............................      20,900         355,509
 *AtheroGenics, Inc....................................      19,600         147,000
 Atlanta Sosnoff Capital Corp..........................         200           2,325
 *Atlantic American Corp...............................       5,300          13,753
 *Atlantic Coast Airlines, Inc.........................      22,900         499,334
 *Atlantic Data Services, Inc..........................       1,000           2,275
 *Atlantic Premium Brands, Ltd.........................       2,500           6,875
 *Atlantis Plastics, Inc...............................       1,600           8,384
 *Atlas Air, Inc.......................................      21,700         186,186
                                                            SHARES           VALUE+
                                                            ------           ------
 *#ATMI, Inc...........................................      16,400    $    437,142
 Atmos Energy Corp.....................................      30,800         712,712
 *ATP Oil & Gas Corp...................................       8,600          31,992
 *Atrion Corp..........................................         600          18,792
 *Atrix Labs, Inc......................................      10,800         269,082
 *ATS Medical, Inc.....................................      12,300          20,356
 *Atwood Oceanics, Inc.................................       8,300         373,998
 *Audiovox Corp. Class A...............................      10,100          79,032
 *August Technology Corp...............................       7,000          85,645
 *Ault, Inc............................................       2,300          11,224
 *Aurora Foods, Inc....................................      37,800          75,978
 #*Authentidate Holding Corp...........................      11,500          63,020
 #*autobytel.com, Inc..................................      19,900          71,839
 *Avalon Holding Corp. Class A.........................         500           1,405
 *Avanex Corp..........................................      39,400         101,455
 *Avanir Pharmaceuticals Class A.......................      29,800          65,560
 *Avant Corp...........................................      19,800         370,062
 *Avant Immunotherapeutics, Inc........................      31,300          33,491
 *Avatar Holdings, Inc.................................       2,300          60,030
 *Avenue A, Inc........................................      26,300          78,768
 *Avi Biopharma, Inc...................................      11,800          56,109
 *Aviall, Inc..........................................       9,200          88,044
 *Avici System, Inc....................................       5,500           9,515
 *Avid Technology, Inc.................................      15,100         137,787
 *AVIDYN, Inc..........................................         200             576
 *Avigen, Inc..........................................      12,000         104,220
 Avista Corp...........................................      28,300         394,785
 Avnet, Inc............................................      12,948         299,487
 *Avocent Corp.........................................      26,290         597,046
 #*Avteam, Inc. Class A................................       2,400               8
 *Aware, Inc...........................................      20,900          77,434
 *Axeda Systems, Inc...................................       8,500          20,272
 *Axonyx, Inc..........................................       5,700          17,841
 *Axsys Technologies, Inc..............................       1,900          15,447
 *AXT, Inc.............................................      12,400         121,706
 *Aztar Corp...........................................      18,100         374,308
 *AZZ, Inc.............................................       2,400          44,520
 B B & T Corp..........................................       2,702         101,541
 *Badger Paper Mills, Inc..............................         300           2,535
 Bairnco Corp..........................................       2,000          10,700
 *Baker (Michael) Corp.................................       3,900          60,372
 *Balanced Care Corp...................................       2,800             644
 Balchem Corp..........................................       1,800          41,400
 Baldor Electric Co....................................      20,300         492,275
 Baldwin & Lyons, Inc. Class A.........................         200           4,345
 Baldwin & Lyons, Inc. Class B.........................       1,100          25,404
 *Baldwin Technology, Inc. Class A.....................       1,500           2,250
 *Ballantyne Omaha, Inc................................       3,100           2,712
 *Bally Total Fitness Holding Corp.....................      17,300         357,245
 *Baltek Corp..........................................         400           3,670
 *Bancinsurance Corp...................................       2,600          13,572
 Bancorp Connecticut, Inc..............................       1,000          27,950
 BancorpSouth, Inc.....................................      22,250         485,050
 Bandag, Inc...........................................       3,300         105,600
 Bandag, Inc. Class A..................................       2,400          67,440
 Bank of Granite Corp..................................       2,500          54,737
 *Bank United Financial Corp. Class A..................      15,600         278,070
 BankAtlantic Bancorp, Inc. Class A....................         150           1,672
 Banknorth Group, Inc..................................       3,632          97,664
 *Bankrate, Inc........................................       1,300           1,722
 Banner Corp...........................................       5,710         125,020
 Banta Corp............................................      13,500         463,050

TAX-MANAGED U.S. SMALL CAP PORTFOLIO

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 Barnes Group, Inc.....................................       5,600    $    129,920
 Barnwell Industries, Inc..............................         200           4,080
 *Barr Laboratories, Inc...............................       3,356         223,308
 *Barra, Inc...........................................      12,850         571,761
 *Barry (R.G.) Corp....................................       3,300          18,975
 Bassett Furniture Industries, Inc.....................       5,900         110,330
 Baxter International, Inc.............................       1,128          60,574
 Bay State Bancorp, Inc................................         500          24,900
 *Bay View Capital Corp................................      36,600         248,514
 *Baycorp Holdings, Ltd................................       4,200          50,610
 *Be Aerospace, Inc....................................      21,100         274,405
 *Beazer Homes USA, Inc................................       7,055         551,842
 *Bebe Stores, Inc.....................................      15,200         282,188
 Bedford Bancshares, Inc...............................         500           8,145
 *BEI Electronics, Inc.................................       2,900          19,763
 BEI Technologies, Inc.................................       8,600         142,115
 *Bel Fuse, Inc. Class A...............................         700          17,304
 Belden, Inc...........................................      14,700         320,460
 *Bell Industries, Inc.................................       4,400           8,492
 *Bell Microproducts, Inc..............................      11,950         123,443
 *Benchmark Electronics, Inc...........................      11,400         342,000
 *Benihana, Inc........................................       1,500          30,450
 *Bentley Pharmaceuticals, Inc.........................       5,500          64,790
 Berkley (W.R.) Corp...................................       6,700         395,099
 Berry Petroleum Corp. Class A.........................      10,600         183,380
 *Beta Oil & Gas, Inc..................................       4,700          13,771
 #*Bethlehem Steel Corp................................      13,800           5,520
 *Beverly Enterprises..................................      59,200         462,352
 BHA Group Holdings, Inc. Class A......................       1,300          22,899
 *Big City Radio, Inc..................................       1,000           1,190
 *Big Dog Holdings, Inc................................       2,600           8,827
 Big Lots, Inc.........................................      61,800       1,106,220
 *billserv.com, Inc....................................         500             687
 *BindView Development Corp............................      10,200          14,637
 *Bio Technology General Corp..........................      36,300         182,770
 *Bioanalytical Systems, Inc...........................       2,200          11,836
 *Biocryst Pharmaceuticals, Inc........................      10,700          32,528
 *Bio-Logic Systems Corp...............................       2,000           9,100
 *BioMarin Pharmaceutical, Inc.........................      35,700         207,952
 #*Bionova Holdings Corp...............................         400             224
 *Bionx Implants, Inc..................................         700           3,780
 *Bio-Rad Laboratories, Inc. Class A...................      11,400         504,564
 *Bio-Rad Laboratories, Inc. Class B...................         400          17,700
 *BioReliance Corp.....................................       4,300         118,271
 *Biosepra, Inc........................................       6,300          36,603
 *Biosite Diagnostics, Inc.............................      10,200         305,235
 *Biosource International, Inc.........................       6,300          38,587
 *Biospecifics Technologies Corp.......................         700           1,456
 *BioTransplant, Inc...................................      10,100          32,219
 *Bitstream, Inc.......................................       4,900          18,889
 *Black Box Corp.......................................      11,600         587,830
 Black Hills Corp......................................      38,300       1,356,203
 *Blackrock, Inc.......................................       4,500         193,500
 Blair Corp............................................       2,800          64,204
 *Blonder Tongue Laboratories, Inc.....................       3,600          10,476
 *Blount International, Inc............................       9,200          34,684
 #*Blue Rhino Corp.....................................       5,800          71,224
 *Bluegreen Corp.......................................      10,000          38,700
 Blyth, Inc............................................      13,800         384,744
 BMC Industries, Inc...................................      15,900          19,875
 *BNCCORP, Inc.........................................       1,000           7,955
 *BNS Co. Class A......................................       1,280           2,995
                                                            SHARES           VALUE+
                                                            ------           ------
 Bob Evans Farms, Inc..................................      21,200    $    649,038
 *Boca Resorts, Inc....................................      21,600         279,072
 *Bogen Communications International, Inc..............       5,100          15,988
 *BOK Financial Corp...................................       1,529          53,507
 *Bolder Technologies Corp.............................         500               1
 *Bolt Technology Corp.................................       2,300          10,465
 *Bombay Co., Inc......................................      14,300          71,357
 *Bone Care International, Inc.........................       6,500          59,962
 *Bon-Ton Stores, Inc..................................      10,200          42,840
 *Books-a-Million, Inc.................................      10,900          43,273
 Borg-Warner, Inc......................................       6,300         405,720
 *Borland Software Corp................................      39,500         379,595
 *Boron, Lepore and Associates, Inc....................       7,000         111,545
 Boston Acoustics, Inc.................................       1,000          13,450
 *Boston Beer Company, Inc. Class A....................       7,300         120,377
 *Boston Biomedical, Inc...............................       2,900          13,630
 *Boston Communications Group, Inc.....................      10,200          89,760
 Boston Private Financial Holdings, Inc................       7,800         206,661
 Bostonfed Bancorp, Inc................................         700          21,350
 *Bottomline Technologies, Inc.........................       8,400          62,202
 Bowne & Co., Inc......................................      16,900         244,205
 *Boyd Gaming Corp.....................................      31,100         454,371
 *Boyds Collection, Ltd................................      32,500         255,125
 #*Bradlees, Inc.......................................       1,600               2
 *Bradley Pharmaceuticals, Inc. Class A................       5,000          64,800
 Brady (W.H.) Co. Class A..............................      10,500         378,000
 *Brass Eagle, Inc.....................................       2,900          17,545
 *Braun Consulting, Inc................................      15,200          76,228
 Bridge View Bancorp...................................       1,650          31,185
 Bridgford Foods Corp..................................       1,000          15,125
 Briggs & Stratton Corp................................       2,400          98,448
 *Brigham Exploration Co...............................       6,200          31,465
 *Bright Horizons Family Solutions, Inc................       2,000          59,040
 *Brilliant Digital Entertainment, Inc.................       1,400             588
 *Brio Technology, Inc.................................      13,000          18,135
 #*Britesmile, Inc.....................................      27,400         108,230
 Brookline Bancorp, Inc................................      13,700         345,308
 *Brooks-PRI Automation Inc............................      17,832         537,724
 *Brookstone, Inc......................................       4,200          71,232
 *Brooktrout, Inc......................................       7,500          40,462
 *Brown (Tom), Inc.....................................      24,000         654,240
 Brown and Brown, Inc..................................      20,800         741,520
 Brown Shoe Company, Inc...............................       5,100         122,400
 *Bruker Daltonics, Inc................................      60,500         440,440
 Brush Engineered Materials, Inc.......................       8,200         107,010
 BSB Bancorp, Inc......................................       5,200         155,636
 *BSQUARE Corp.........................................      15,800          36,893
 *BTU International, Inc...............................       4,100          19,044
 *Buca, Inc............................................       9,800         174,293
 *Buckeye Technology, Inc..............................      20,400         211,956
 *Buckle, Inc..........................................      12,200         281,210
 *Building Materials Holding Corp......................       6,400          97,888
 Burlington Coat Factory Warehouse Corp................      22,000         503,800
 Bush Industries, Inc. Class A.........................       1,700          17,187
 *Butler International, Inc............................       4,700          11,186
 Butler Manufacturing Co...............................       1,700          43,282
 *BWAY Corp............................................       3,600          56,160
 C & D Technologies, Inc...............................      28,700         623,077

TAX-MANAGED U.S. SMALL CAP PORTFOLIO

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 *C2, Inc..............................................       2,100    $     19,792
 *Cable Design Techologies Corp........................      48,200         559,120
 #*Cabot Microelectronics Corp.........................      11,300         551,948
 Cabot Oil & Gas Corp. Class A.........................      17,500         401,625
 *Cache, Inc...........................................       3,500          59,430
 *Caci International, Inc. Class A.....................      14,400         485,496
 *Cadiz, Inc...........................................      17,800         157,708
 Cadmus Communications Corp............................       2,700          35,113
 #*Cal Dive International, Inc.........................      19,100         462,888
 Calgon Carbon Corp....................................      19,400         163,930
 *Caliber Learning Network, Inc........................       1,200               2
 *Calico Commerce, Inc.................................       7,400           2,257
 *California Amplifier, Inc............................       8,200          50,225
 *California Coastal Communities, Inc..................       4,200          20,412
 California First National Bancorp.....................       4,700          67,797
 *California Micro Devices Corp........................       6,600          35,739
 *California Pizza Kitchen, Inc........................      12,100         278,239
 *Caliper Technologies Corp............................      22,800         167,010
 #Callaway Golf Co.....................................      27,800         466,206
 *Callon Petroleum Corp................................       9,400          47,470
 Cal-Maine Foods, Inc..................................       3,300          11,715
 *Calton, Inc..........................................       2,100             630
 *CAM Commerce Solutions, Inc..........................       1,400           5,740
 Cambrex Corp..........................................      12,900         563,214
 *Cambridge Heart, Inc.................................       8,500          12,325
 Camco Financial Corp..................................       1,400          20,125
 *Caminus Corp.........................................       7,600          67,944
 *Canaan Energy Corp...................................       2,000          35,850
 *Candela Laser Corp...................................       6,700          39,094
 *Candies, Inc.........................................         289           1,350
 *Candlewood Hotel Co., Inc............................       2,300           3,875
 *Cannondale Corp......................................       3,700          11,433
 *Cantel Medical Corp..................................       6,198         120,861
 *Capital Corp. of the West............................       1,622          34,678
 *Capital Crossing Bank................................       2,900          69,527
 *Capital Pacific Holdings, Inc........................       3,200          13,600
 Capital Properties, Inc...............................         500           4,925
 *Capital Properties, Inc. Class B.....................          50               0
 *Capital Senior Living Corp...........................       8,400          28,476
 *Capital Trust, Inc...................................       8,200          40,590
 Capitol Bancorp, Ltd..................................       1,700          40,281
 Capitol Federal Financial.............................       1,300          35,184
 *Capstone Turbine Corp................................      38,000          92,340
 *Captaris, Inc........................................      17,700          51,241
 Caraustar Industries, Inc.............................      13,100         170,234
 *Carbide/Graphite Group, Inc..........................         400               0
 Carbo Ceramics, Inc...................................       7,600         262,200
 *Cardiac Sciences, Inc................................      31,100         100,919
 *CardioDynamics International Corp....................      32,700         109,708
 *Cardiotech International, Inc........................       1,700           2,176
 *Career Education Corp................................      18,600         813,006
 Carlisle Companies, Inc...............................       8,700         323,292
 Carpenter Technology Corp.............................       6,300         184,275
 *Carreker Corp........................................      13,100         127,856
 *Carriage Services, Inc. Class A......................       6,600          28,578
 *Carrier Access Corp..................................      13,000          34,775
 *Carrington Laboratories, Inc.........................       1,500           2,475
 *Carrizo Oil & Gas, Inc...............................       8,500          40,162
 *Cascade Corp.........................................       5,100          71,400
 Cascade Natural Gas Corp..............................       1,800          41,922
 *Casella Waste Systems, Inc. Class A..................      13,500         155,857
 Casey's General Stores, Inc...........................      26,700         318,397
                                                            SHARES           VALUE+
                                                            ------           ------
 Cash America International, Inc.......................      12,900    $    107,715
 Castle (A.M.) & Co....................................       9,300          97,371
 Castle Energy Corp....................................       1,400           8,827
 *Catalyst International, Inc..........................       4,100          10,229
 *Catalytica Energy Systems, Inc.......................       6,619          25,053
 *Catapult Communications Corp.........................       7,700         144,875
 Cathay Bancorp, Inc...................................       1,200          51,108
 Cato Corp. Class A....................................      11,700         317,245
 *Cavalier Homes, Inc..................................       8,700          29,928
 CBRL Group, Inc.......................................      22,100         735,046
 CCBT Financial Companies, Inc.........................       7,900         202,674
 *CCC Information Services Group, Inc..................      11,100         131,424
 *C-COR.Net Corp.......................................      21,300         186,481
 *CD&L, Inc............................................         500             255
 *CDI Corp.............................................      10,900         304,982
 *Celadon Group, Inc...................................       3,900          43,855
 *Celera Genomics Group -- Applera Corp................       2,318          33,495
 *Celeritek, Inc.......................................       7,400          62,086
 *Celgene Corp.........................................       1,600          28,808
 *Cell Genesys, Inc....................................      20,400         284,580
 *Cell Therapeutics, Inc...............................      13,500          96,457
 *Cellegy Pharmaceuticals, Inc.........................      16,500          37,537
 *CellStar Corp........................................       1,000           4,035
 *Cellular Technical Services..........................       1,100           2,035
 Centennial Bancorp....................................      22,554         168,027
 *Centennial Cellular Corp.............................      41,800         129,789
 #*CenterSpan Communication Corp.......................       4,400          24,156
 Centex Construction Products, Inc.....................       9,200         384,284
 *Centillium Communications, Inc.......................      20,600         147,393
 Central Bancorp, Inc..................................         300           9,225
 *Central Coast Bancorp................................         500          10,980
 #*Central European Distribution Corp..................       1,900          29,459
 *Central Garden & Pet Co..............................       9,600         140,928
 Central Parking Corp..................................      18,200         447,720
 Central Vermont Public Service Corp...................       5,300          90,577
 Century Aluminum Co...................................      10,200         165,648
 *Century Business Services, Inc.......................      52,600         181,733
 *Cephalon, Inc........................................       2,572         137,821
 *Cepheid, Inc.........................................      16,800          86,184
 *Ceradyne, Inc........................................       4,100          32,472
 *Ceres Group, Inc.....................................      15,400          66,605
 *Cerner Corp..........................................          34           1,850
 #*Cerus Corp..........................................       8,000         345,680
 CFS Bancorp, Inc......................................       8,800         123,640
 *CGI Group, Inc.......................................       9,915          53,343
 *Chad Therapeutics....................................         200             620
 *Champion Enterprises, Inc............................      27,400         219,748
 *Championship Auto Racing Teams, Inc..................       8,700          80,388
 *Champps Entertainment, Inc...........................       7,000          94,955
 *Channell Commercial Corp.............................         200           1,310
 *Charles and Colvard, Ltd.............................       6,600          30,162
 *Charles River Associates, Inc........................       4,400          63,404
 *Charlotte Russe Holding, Inc.........................      11,200         259,616
 *Charming Shoppes, Inc................................      58,000         449,790
 *Chart House Enterprises, Inc.........................         316           1,185
 *Chart Industries, Inc................................      13,400          35,644
 Charter One Financial, Inc............................         121           4,380
 Chase Corp............................................         600           6,714
 *Chase Industries, Inc................................       5,600          71,120
 *Chattem, Inc.........................................      11,500         330,682

TAX-MANAGED U.S. SMALL CAP PORTFOLIO

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 *Chaus (Bernard), Inc.................................       2,400    $      1,092
 *Checkers Drive-In Restaurant, Inc....................       5,700          69,796
 #*CheckFree Corp......................................      10,100         214,271
 *Checkpoint System, Inc...............................      19,000         249,660
 *Cheesecake Factory, Inc..............................      19,350         738,880
 Chemed Corp...........................................       5,400         198,180
 Chemfirst, Inc........................................       4,600         128,340
 Chemical Financial Corp...............................       2,622          84,415
 *Cherokee, Inc........................................       3,100          68,711
 Chesapeake Corp.......................................       7,600         211,432
 *Chesapeake Energy Corp...............................     152,500       1,146,800
 Chesapeake Utilities Corp.............................       1,200          25,200
 *Chicos Fas, Inc......................................      23,625         904,129
 #*Children's Place Retail Stores, Inc.................      13,900         390,381
 *Childtime Learning Centers, Inc......................       2,200           6,666
 *Chiles Offshore, Inc.................................       9,200         247,940
 *ChipPAC, Inc.........................................      40,200         350,142
 *Chiquita Brands International, Inc...................          27             465
 Chittenden Corp.......................................      13,151         395,714
 *Choice Hotels International, Inc.....................      26,000         598,780
 *Choicepoint, Inc.....................................       3,937         234,685
 *Cholestech Corp......................................       7,200         131,904
 *Chordiant Software, Inc..............................      34,900         107,492
 *Christopher & Banks Corp.............................      14,905         593,741
 *ChromaVision Medical Systems, Inc....................      13,100          24,890
 *Chromcraft Revington, Inc............................       4,000          61,880
 *Chronimed, Inc.......................................       7,300          42,121
 Church & Dwight Co., Inc..............................      12,200         424,194
 Churchill Downs, Inc..................................       6,500         227,175
 *Ciber, Inc...........................................      33,551         258,007
 *Cima Laboratories, Inc...............................       9,200         260,866
 *Ciphergen Biosystems, Inc............................      15,500          73,702
 *Ciprico, Inc.........................................       2,600          13,832
 CIRCOR International, Inc.............................       4,750         104,547
 #*Circuit City Stores, Inc. (Carmax Group)............      21,200         561,164
 *Circuit Systems, Inc.................................         400               3
 *Cirrus Logic, Inc....................................      47,200         487,812
 Citizens Banking Corp.................................       6,100         200,598
 *Citizens, Inc. Class A...............................      14,090         126,819
 *City Holding Co......................................       3,800          70,509
 City National Corp....................................         424          23,006
 *CKE Restaurants, Inc.................................      25,700         257,000
 Claire's Stores, Inc..................................      19,200         386,880
 Clarcor, Inc..........................................      14,500         445,875
 *Clare, Inc...........................................       4,500          18,022
 *Clark/Bardes Holdings, Inc...........................       4,300         103,802
 *Clarus Corp..........................................       9,900          59,350
 *Clean Harbors, Inc...................................       9,900          77,418
 *Clearone Communications, Inc.........................       5,300          96,963
 Cleco Corp............................................      16,200         375,192
 Cleveland Cliffs, Inc.................................       6,000         171,540
 *click2learn.com, Inc.................................      12,000          34,500
 *Closure Medical Corp.................................       6,700         103,984
 CNA Surety Corp.......................................      21,300         322,056
 CNB Financial Corp....................................       1,000          25,495
 *Cnbt Bancshares, Inc., Escrow Share..................         900             180
 *CNET Networks, Inc...................................      77,000         239,085
 *CNS, Inc.............................................       8,500          49,852
 Coachmen Industries, Inc..............................       8,600         147,920
 *Coast Dental Services, Inc...........................         233           1,222
 Coastal Bancorp, Inc..................................       1,600          51,872
                                                            SHARES           VALUE+
                                                            ------           ------
 *Coastcast Corp.......................................       2,800    $      7,000
 *Cobalt Corp..........................................      10,000         205,500
 CoBiz, Inc............................................       1,650          26,944
 *Cobra Electronic Corp................................       3,100          26,086
 *Cogent Communications Group, Inc.....................         125             325
 *Cognex Corp..........................................      24,200         554,059
 *Cognitronics Corp....................................       2,300           6,900
 *Cognizant Technology Solutions Corp..................       4,300         210,076
 *Coherent, Inc........................................      15,600         469,404
 *Cohesion Technologies, Inc...........................       9,900          23,314
 Cohu, Inc.............................................      10,100         247,399
 *Coinstar, Inc........................................      12,200         348,371
 *Coldwater Creek, Inc.................................       6,900         135,309
 *Cole (Kenneth) Productions, Inc. Class A.............       6,050         159,841
 *Cole National Corp. Class A..........................       4,400          81,840
 *Collagenex Pharmaceuticals, Inc......................       5,100          46,155
 #*Collateral Therapeutics, Inc........................       6,600          72,864
 *Collegiate Pacific, Inc..............................       1,500           7,650
 *Collins & Aikman Corp................................      15,960         274,512
 *Colorado Medtech, Inc................................       6,800          21,726
 *Columbia Banking System, Inc.........................       9,114         104,583
 *Columbia Laboratories, Inc...........................      20,400         107,916
 *Columbia Sportswear Co...............................      17,550         623,200
 Columbus McKinnon Corp................................       6,700          65,626
 *Comarco, Inc.........................................       4,050          31,489
 *Comfort Systems USA, Inc.............................      17,400          81,780
 Comm Bancorp, Inc.....................................       1,000          33,885
 Commerce Group, Inc...................................      11,800         464,212
 Commercial Bancshares, Inc............................         500          14,187
 Commercial Federal Corp...............................       9,800         282,240
 Commercial Metals Co..................................       7,800         358,020
 #Commercial National Financial Corp...................         600          12,510
 Commonwealth Bancorp, Inc.............................       2,300          64,779
 Commonwealth Industries, Inc..........................       6,600          47,619
 *Commscope, Inc.......................................      36,100         511,537
 Communications Systems, Inc...........................       4,000          33,820
 *Community Bancorp, Inc...............................         200           1,578
 Community Bank System, Inc............................         700          21,770
 Community Financial Group, Inc........................         700          16,996
 Community First Bankshares, Inc.......................      12,400         337,466
 Community Trust Bancorp, Inc..........................       2,710          67,980
 *Community West Bancshares............................       2,300          11,385
 *Competitive Technologies, Inc........................         800           2,092
 *Compucom Systems, Inc................................      24,700          98,306
 *CompuCredit Corp.....................................      27,100         188,345
 *Compudyne Corp.......................................       3,400          52,513
 *Computer Access Technology Corp......................       6,900          23,977
 *Computer Horizons Corp...............................      15,900          69,085
 #*Computer Learning Centers, Inc......................       1,100               2
 *Computer Motion, Inc.................................       5,600           8,120
 *Computer Network Technology Corp.....................      18,000         151,470
 *Computer Task Group, Inc.............................      12,500          57,500
 CompX International, Inc..............................         700           8,680
 *Comshare, Inc........................................       4,900          12,838
 *Comstock Resources, Inc..............................      16,800         138,768
 *Comtech Telecommunications Corp......................       4,400          43,450
 *Conceptus, Inc.......................................       8,200         152,069
 *Concero, Inc.........................................       2,400             828
 *Concerto Software, Inc...............................       6,700          53,968
 *Concord Camera Corp..................................      14,600         101,032

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CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 *Concord Communications, Inc..........................       9,900    $    149,044
 *Concur Technologies, Inc.............................      11,200          34,608
 *Concurrent Computer Corp.............................      40,500         256,972
 *Conductus, Inc.......................................      10,500          20,947
 *Cone Mills Corp......................................      11,500          40,250
 *Congoleum Corp. Class A..............................       1,100           3,080
 *Conmed Corp..........................................      14,450         344,560
 Connecticut Water Services, Inc.......................       1,800          45,774
 *Connitics Corp.......................................      18,000         235,080
 *Conrad Industries, Inc...............................       3,000          14,400
 #*Conseco, Inc........................................     176,000         491,040
 *Consolidated Freightways Corp........................      13,700          43,360
 *Consolidated Graphics, Inc...........................       6,900         138,690
 Consolidated Tokoma Land Co...........................       1,600          32,880
 *Continental Airlines, Inc............................      25,100         558,977
 *Continental Materials Corp...........................       1,000          27,100
 *Convera Corp.........................................      21,300          81,046
 #*Cooker Restaurant Corp..............................         500              47
 Cooper Companies, Inc.................................       8,700         435,087
 Cooper Tire & Rubber Co...............................      27,100         618,964
 *CoorsTek, Inc........................................       8,275         278,578
 *Copart, Inc..........................................      16,500         271,342
 *Core Materials Corp..................................       1,900           4,180
 *Corillian Corp.......................................      32,300          63,631
 *Corixa Corp..........................................      26,015         171,049
 Corn Products International, Inc......................       8,900         301,710
 *Cornell Companies, Inc...............................       6,600          72,600
 *Corporate Executive Board Co.........................      17,400         610,392
 *Correctional Services Corp...........................       5,700          12,825
 *Corrections Corporation of America...................      15,500         251,410
 *Corrpro Companies, Inc...............................         200             240
 *Cortech, Inc.........................................       1,100           3,960
 Corus Bankshares, Inc.................................       7,100         353,367
 *Corvas International, Inc............................      16,400          41,902
 *Corvel Corp..........................................       6,900         237,256
 *Cost Plus, Inc.......................................      12,850         411,971
 *CoStar Group, Inc....................................       8,900         188,858
 Cotton States Life Insurance Co.......................       1,300          12,863
 Courier Corp..........................................       7,200         313,560
 *Covance, Inc.........................................      33,100         604,075
 *Covansys Corp........................................      17,200         121,002
 *Covenant Transport, Inc. Class A.....................       7,000         110,810
 *Coventry Health Care, Inc............................      12,300         381,915
 Covest Bancshares, Inc................................         400           8,860
 *Covista Communications, Inc..........................       2,400           9,792
 CPAC, Inc.............................................       1,500          10,560
 CPB, Inc..............................................       1,800          76,824
 #*C-Phone Corp........................................       2,200              30
 CPI Corp..............................................       2,400          43,056
 Craftmade International, Inc..........................       3,600          50,130
 Crawford & Co. Class A................................       6,700          60,300
 Crawford & Co. Class B................................      10,000         113,000
 *Cray, Inc............................................      22,600          87,462
 *Credence Systems Corp................................      34,350         651,104
 *Credit Acceptance Corp...............................      24,300         329,872
 #*Cree Research, Inc..................................      41,300         475,569
 *Crescent Operating, Inc..............................       1,100             418
 *Crestline Capital Corp...............................       9,700         329,315
 *Critical Path, Inc...................................      36,100          44,222
 *Criticare Systems, Inc...............................       5,700          31,663
 Crompton Corp.........................................      30,800         348,656
 *Cross (A.T.) Co. Class A.............................       6,200          46,500
                                                            SHARES           VALUE+
                                                            ------           ------
 #*Cross Media Marketing Corp..........................         147    $      1,763
 *Crossroads Systems, Inc..............................      18,900          29,956
 *Crown Castle International Corp......................      31,800         143,100
 #*Crown Cork & Seal Co., Inc..........................      69,400         576,020
 *Crown Media Holdings, Inc............................      37,100         369,701
 *Crown-Andersen, Inc..................................         300           1,852
 *Crusader Holdings Corp...............................           1               0
 *Cryolife, Inc........................................      11,300         327,474
 *CSK Auto Corp........................................      19,200         307,008
 *CSP, Inc.............................................       1,400           4,711
 *CSS Industries, Inc..................................       4,600         169,372
 CT Communications, Inc................................       3,500          51,467
 *CTB International Corp...............................       2,400          40,476
 #*CTC Communications Group, Inc.......................      20,700          37,156
 CTS Corp..............................................      15,500         246,450
 Cubic Corp............................................      15,900         429,459
 *Cubist Pharmaceuticals, Inc..........................      16,300         236,431
 *Culp, Inc............................................       4,600          58,604
 *Cumulus Media, Inc. Class A..........................      15,800         340,095
 *CUNO, Inc............................................       9,800         338,639
 *CuraGen Corp.........................................      25,500         204,382
 *Curative Health Services, Inc........................       5,700          79,401
 *Curis, Inc...........................................      11,350          14,698
 *Curon Medical, Inc...................................      15,200          53,656
 Curtiss-Wright Corp...................................       2,000         142,400
 *Cutter & Buck, Inc...................................       6,600          46,233
 *CV Therapeutics, Inc.................................      10,800         206,172
 CVB Financial Corp....................................       6,737         148,281
 *Cyberonics, Inc......................................      10,800         165,132
 *Cyberoptics Corp.....................................       4,050          46,170
 *Cybersource Corp.....................................      15,400          35,805
 *Cybex International, Inc.............................         200             400
 *Cygnus, Inc..........................................      33,600          82,488
 *Cylink Corp..........................................         100              81
 *Cymer, Inc...........................................      16,400         709,546
 *Cysive, Inc..........................................      14,500          34,582
 *Cytec Industries, Inc................................      21,300         660,087
 *Cytogen Corp.........................................      41,400          48,231
 *Cytyc Corp...........................................       8,600         140,266
 D & K Healthcare Resources, Inc.......................       7,600         253,460
 *D A Consulting Group, Inc............................       1,200             984
 *Daisytek International Corp..........................       9,300         132,199
 *Daktronics, Inc......................................       8,800          80,740
 *Dan River, Inc. Class A..............................      11,300          45,652
 #*Data Race, Inc......................................       2,500             107
 *Data Systems & Software, Inc.........................       3,700          13,634
 *Datalink Corp........................................       3,900          20,670
 *Dataram Corp.........................................       4,750          27,597
 Datascope Corp........................................       8,900         258,678
 *Datastream Systems, Inc..............................      11,300          73,958
 *DataTRAK International, Inc..........................         600           1,767
 *Datawatch Corp.......................................         266             632
 *Datum, Inc...........................................       3,000          38,895
 *Dave and Busters, Inc................................       7,700          93,401
 *DaVita, Inc..........................................      22,400         524,160
 *Daw Technologies, Inc................................         625             266
 *Dawson Geophysical Co................................       1,900          14,440
 *Daxor Corp...........................................       2,600          47,190
 *DDi Corp.............................................      31,900          88,841
 *Dean Foods Co........................................      10,000         365,000
 *Dearborn Bancorp, Inc................................       1,000          13,560
 Deb Shops, Inc........................................       4,000         132,580

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CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 *Deckers Outdoor Corp.................................       4,300    $     19,801
 *Del Global Technologies Corp.........................       2,000           7,840
 *Del Laboratories, Inc................................       4,000          99,800
 *Del Monte Foods Co...................................      19,400         196,910
 *dELiA*s Corp. Class A................................       3,900          23,478
 *Delphax Technologies, Inc............................       6,100          24,583
 Delphi Financial Group, Inc. Class A..................       8,500         357,000
 Delta and Pine Land Co................................      12,100         234,135
 Delta Apparel, Inc....................................         470          12,972
 *Delta Woodside Industries, Inc.......................       1,175           2,761
 *Deltagen, Inc........................................      18,500          81,307
 *Deltek Systems, Inc..................................       8,900          63,679
 Deltic Timber Corp....................................       7,200         230,760
 *Denali, Inc..........................................       1,100              93
 *Denbury Resources, Inc...............................      29,530         274,038
 *Dendreon Corp........................................      15,600          46,176
 *Dendrite International, Inc..........................      21,550         255,906
 *Department 56, Inc...................................       7,700         138,600
 *DepoMed, Inc.........................................       3,800          16,150
 *Designs, Inc.........................................       5,900          41,831
 *Devcon International Corp............................         600           4,101
 *Diacrin, Inc.........................................       3,300           5,593
 Diagnostic Products Corp..............................       9,800         493,430
 Dial Corp.............................................       1,000          20,200
 *Diametrics Medical, Inc..............................      14,800          62,530
 *DiamondCluster International, Inc....................      12,400          99,076
 *Dianon Systems, Inc..................................       6,483         418,607
 #*Dice, Inc...........................................       4,500          13,252
 *Diedrich Coffee, Inc.................................       2,125           7,204
 *Digene Corp..........................................      10,100         234,168
 *Digi International, Inc..............................       8,300          37,599
 *Digimarc Corp........................................      17,200         220,332
 *Digital Angel Corp...................................         800           3,000
 *Digital Impact, Inc..................................      19,700          40,680
 *Digital Insight Corp.................................      17,200         245,530
 *Digital Lightwave, Inc...............................      18,700          58,811
 *Digital River, Inc...................................      15,100          97,168
 *DigitalThink Inc.....................................       5,400           8,424
 *Digitas, Inc.........................................      23,200          94,656
 Dime Community Bancorp, Inc...........................      13,050         314,831
 Dimon, Inc............................................      26,700         190,104
 *Diodes, Inc..........................................       4,600          39,353
 *Dionex Corp..........................................      10,900         279,094
 *Discovery Partners International.....................      15,800          94,089
 *Dispatch Management Services Corp....................       1,200               5
 *Ditech Communications Corp...........................      22,300          66,788
 *Diversa Corp.........................................      21,300         238,666
 *Dixie Group, Inc.....................................       4,200          28,203
 *Dixon Ticonderoga Co.................................         600             930
 *DMC Stratex Networks, Inc............................      81,100         283,850
 *Dobson Communications Corp...........................      40,800          97,308
 *Docent, Inc..........................................       7,000          13,510
 *DocuCorp International, Inc..........................       8,100          81,405
 *Documentum, Inc......................................      20,800         270,504
 Dole Food Co., Inc....................................      17,400         578,898
 *Dollar Thrifty Automotive Group, Inc.................      13,300         309,092
 *Dominion Homes, Inc..................................       2,800          64,820
 Donaldson Co., Inc....................................       4,400         173,888
 Donegal Group, Inc. Class A...........................         666           7,589
 Donegal Group, Inc. Class B...........................         333           3,586
 Donnelly Corp. Class A................................       1,100          21,648
 *Dot Hill Systems Corp................................      12,100          54,208
                                                            SHARES           VALUE+
                                                            ------           ------
 *DoubleClick, Inc.....................................      41,900    $    345,465
 Dover Downs Gaming & Entertainment, Inc...............       4,900          65,170
 Dover Motorsports, Inc................................      13,800          82,662
 Downey Financial Corp.................................      22,500       1,226,025
 *DPAC Technologies Corp...............................       9,400          25,615
 *Dress Barn, Inc......................................      11,000         348,975
 *Drew Industries, Inc.................................       3,500          54,250
 *Drexler Technology Corp..............................       5,900         120,389
 Dreyer's Grand Ice Cream, Inc.........................      10,000         439,350
 *Dril-Quip, Inc.......................................      13,500         312,660
 *DRS Technologies, Inc................................       9,400         368,480
 *Drugstore.com, Inc...................................      11,700          31,531
 *DSET Corp............................................         150              55
 *DSP Group, Inc.......................................      15,500         302,482
 *DT Industries, Inc...................................       4,300          19,199
 *Duane Reade, Inc.....................................      13,000         428,350
 *Duckwall-Alco Stores, Inc............................       1,500          21,412
 *Ducommun, Inc........................................       3,400          64,600
 *DuPont Photomasks, Inc...............................      10,100         351,227
 *Dura Automotive Systems, Inc.........................       8,400         186,942
 *DuraSwitch Industries, Inc...........................       3,500          22,732
 *Duratek, Inc.........................................       8,700          54,723
 *Durect Corp..........................................       6,000          42,150
 *DUSA Pharmaceuticals, Inc............................      13,200          29,766
 *DVI, Inc.............................................       6,600         128,964
 *Dwyer Group, Inc.....................................       1,800           7,506
 *Dyax Corp............................................      19,900          80,893
 *Dycom Industries, Inc................................      24,899         328,667
 #*Dynacq International, Inc...........................       7,600          98,002
 *Dynamex, Inc.........................................       4,600           9,430
 *Dynamics Research Corp...............................       3,900          89,778
 #*E Com Ventures, Inc.................................         275           1,489
 *E.piphany, Inc.......................................      58,700         244,779
 *Eagle Bancshares, Inc................................       2,700          69,835
 *EarthCare Co.........................................       1,600              11
 *EarthLink, Inc.......................................      61,000         401,685
 East West Bancorp, Inc................................      11,400         385,548
 Eastern Co............................................         550           8,470
 #Eastman Kodak Co.....................................          58           1,930
 #*EasyLink Services Corp..............................       8,600          10,191
 *Eateries, Inc........................................         200             635
 *eBenX, Inc...........................................       6,900          27,531
 *eBT International, Inc...............................       9,900           3,564
 *ECC International Corp...............................       3,100           9,920
 #*Echelon Corp........................................      19,500         252,720
 *Eclipsys Corp........................................       2,000          29,760
 *Ecogen, Inc..........................................       2,100              73
 *eCollege.com.........................................       7,700          30,723
 Ecology & Environment, Inc. Class A...................         400           4,480
 *Ecometry Corp........................................       7,500          20,812
 Edelbrock Corp........................................         880          11,330
 *Eden Bioscience Corp.................................      10,800          21,816
 #*EDGAR Online, Inc...................................       7,400          21,386
 *Edge Petroleum Corp..................................       4,800          28,344
 *Edgewater Technology, Inc............................       8,267          33,440
 Edo Corp..............................................       7,800         215,592
 *Education Management Corp............................      15,200         632,016
 EFC Bancorp, Inc......................................         900          15,444
 *eFunds Corp..........................................      23,700         327,771
 *EGL, Inc.............................................      29,300         483,889
 *eGlobe, Inc..........................................         382              14

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CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 *El Paso Electric Co..................................      49,800    $    733,554
 *Elcom International, Inc.............................         700             416
 Elcor Corp............................................       9,700         258,505
 *Elder-Beerman Stores Corp............................       4,800          14,760
 #*Electric Fuel Corp..................................      10,100          11,665
 *Electro Rent Corp....................................      15,100         192,751
 *Electro Scientific Industries, Inc...................      15,800         417,278
 *Electroglas, Inc.....................................      13,200         186,120
 *Electronics Boutique Holdings Corp...................      15,100         448,017
 *Electronics for Imaging, Inc.........................      29,400         480,543
 *Elite Information Group, Inc.........................       4,100          46,924
 #*Elizabeth Arden, Inc................................      10,500         137,602
 *eLoyalty Corp........................................       1,700           9,894
 *ELXSI Corp...........................................       1,700          12,070
 *Embarcadero Technologies, Inc........................      23,400         224,055
 *Embrex, Inc..........................................       4,100          96,165
 EMC Insurance Group, Inc..............................       1,100          23,556
 *Emcor Group, Inc.....................................       8,900         502,583
 *EMCORE Corp..........................................      20,200         145,238
 #*Emeritus Corp.......................................       4,000          18,200
 *Emisphere Technologies, Inc..........................      10,700          53,393
 *Emmis Broadcasting Corp. Class A.....................      24,600         728,037
 Empire Federal Bancorp, Inc...........................         300           4,417
 *EMS Technologies, Inc................................       6,600         147,609
 *Emulex Corp..........................................      13,600         409,564
 #*En Pointe Technologies, Inc.........................       2,200           2,288
 *Encompass Services Corp..............................      26,100          24,012
 *Encore Med Corp......................................       5,100          17,722
 *Encore Wire Corp.....................................       9,200         125,166
 *Endo Pharmaceuticals Holdings, Inc...................      25,500         280,882
 *Endocardial Solutions, Inc...........................       6,600          54,780
 *Endocare, Inc........................................      12,200         179,340
 Energen Corp..........................................      10,800         293,976
 *Energy Conversion Devices, Inc.......................      12,800         257,984
 Energy East Corp......................................          40             924
 *Energy Partners, Ltd.................................      10,000          74,600
 Energy West, Inc......................................         100             997
 Energysouth, Inc......................................         900          26,689
 *Enesco Group, Inc....................................       6,800          47,872
 Engineered Support Systems, Inc.......................       7,975         383,558
 Ennis Business Forms, Inc.............................       8,100         113,400
 *Enserch Corp.........................................      16,400          33,620
 *Entegris, Inc........................................      56,800         730,164
 *Enterrasys Networks, Inc.............................       3,700           6,327
 #*Entrada Networks, Inc...............................       3,225             855
 *Entravision Communications Corp......................      24,600         385,728
 *Entremed, Inc........................................       9,100          52,734
 *Entrust Technologies, Inc............................      38,900         155,794
 *Environmental Elements Corp..........................       1,500           4,725
 *Environmental Tectonics Corp.........................       2,800          21,700
 *Enzo Biochem, Inc....................................      14,217         260,171
 *EP Medsystems, Inc...................................       2,700           5,872
 #*EpicEdge, Inc.......................................       7,700             885
 *Epicor Software Corp.................................      14,900          27,341
 #*Epimmune, Inc.......................................       5,400          11,745
 *EPIQ Systems, Inc....................................       7,025         111,908
 *EPIX Medical, Inc....................................       7,600          75,924
 *ePlus, Inc...........................................       4,800          43,632
 *ePresence, Inc.......................................      14,000          60,060
 *Equitable Bank.......................................         200           5,820
 *Equity Marketing, Inc................................       2,800          37,562
 *Equity Oil Co........................................       6,300          14,112
                                                            SHARES           VALUE+
                                                            ------           ------
 *eResearch Technology, Inc............................       3,000    $     57,900
 *eResource Capital Group, Inc.........................       2,300             483
 ESB Financial Corp....................................       2,040          26,306
 *Escalade, Inc........................................       1,200          27,630
 *Esco Technologies, Inc...............................       7,400         262,774
 *eSpeed, Inc..........................................       9,000         102,240
 *Esperion Therapeutics, Inc...........................         400           1,928
 Espey Manufacturing & Electronics Corp................         200           4,000
 #*ESS Technology, Inc.................................      23,400         373,815
 *Essential Therapeutics, Inc..........................       7,900          20,342
 *Esterline Technologies Corp..........................      12,100         251,075
 Ethan Allen Interiors, Inc............................       9,900         376,695
 *European Micro Holdings, Inc.........................       1,200              27
 *Evans & Sutherland Computer Corp.....................       4,900          44,002
 *Evans Systems, Inc...................................         800              60
 #*Evergreen Resources, Inc............................      10,800         482,760
 *Evergreen Solar, Inc.................................       5,200          12,558
 *Exactech, Inc........................................       1,500          27,397
 *Exar Corp............................................      23,300         503,629
 *Excel Technology, Inc................................       7,400         176,194
 *eXcelon Corp.........................................         752             816
 *EXE Technologies, Inc................................      17,300          20,846
 *Exelixis, Inc........................................      36,617         284,514
 *Exponent, Inc........................................       2,700          34,533
 *Extended Stay America, Inc...........................      13,400         214,534
 *Extended Systems, Inc................................       4,900          19,330
 *Extensity, Inc.......................................       6,600           8,844
 *Extreme Networks, Inc................................      49,600         559,488
 *Exult, Inc...........................................      53,300         371,767
 *Ezcorp, Inc. Class A Non-Voting......................       1,000           3,470
 *E-Z-Em, Inc. Class A.................................       1,700          18,700
 *Ezenia! Inc..........................................         400              94
 #*F.A.O., Inc.........................................       2,200          14,465
 F.N.B. Corp...........................................      19,952         620,111
 *F5 Networks, Inc.....................................      13,600         161,024
 Fab Industries, Inc...................................       1,000          18,100
 *Factory 2-U Stores, Inc..............................       7,600         120,764
 Factset Research Systems, Inc.........................      12,000         391,200
 *Factual Data Corp....................................       2,000          23,480
 Fair, Isaac & Co., Inc................................      10,700         627,020
 *Fairchild Corp. Class A..............................       9,200          35,512
 Falcon Products, Inc..................................       3,000          15,870
 #*FalconStor Software, Inc............................      16,500          81,262
 *Famous Dave's of America, Inc........................      10,900          83,984
 Farmer Brothers Co....................................         300         103,500
 *Faro Technologies, Inc...............................       5,800          12,760
 FBL Financial Group, Inc. Class A.....................      11,000         217,580
 Fedders Corp..........................................       8,910          25,393
 Federal Signal Corp...................................      10,300         260,590
 *FedEx Corp...........................................         258          13,919
 *FEI Co...............................................      17,800         477,841
 Ferro Corp............................................      16,500         484,935
 FFLC Bancorp..........................................         699          18,730
 *FFP Marketing Co., Inc...............................         600           1,380
 *Fibermark, Inc.......................................       2,800          22,764
 Fidelity Bancorp, Inc.................................         220           4,144
 Fidelity Bancorp, Inc.................................         600          13,260
 Fidelity Bankshares, Inc..............................       3,383          68,184
 Fidelity National Corp................................       1,600          16,936
 Fidelity National Financial, Inc......................       1,936          59,261

TAX-MANAGED U.S. SMALL CAP PORTFOLIO

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 #*Fidelity National Information Solutions, Inc........      12,300    $    356,884
 *Filenet Corp.........................................      20,000         308,300
 *Financial Federal Corp...............................      10,200         347,820
 Finger Lakes Bancorp, Inc.............................       1,800          23,715
 #*Finisar Corp........................................      20,000          52,100
 *Finish Line, Inc. Class A............................      11,900         185,104
 *Finlay Enterprises, Inc..............................       4,200          65,646
 *Firebrand Financial Group, Inc.......................       1,700              51
 First Albany Companies, Inc...........................       4,746          30,707
 First American Financial Corp.........................       7,600         168,720
 *First Aviation Services, Inc.........................       1,600           7,560
 First Bancorp.........................................         872          20,126
 *First Banks America, Inc.............................         100           3,572
 First Bell Bancorp, Inc...............................       1,100          19,673
 *First Cash, Inc......................................       3,600          37,404
 First Charter Corp....................................      15,800         288,350
 *First Cincinati, Inc.................................         300               0
 First Commonwealth Financial Corp.....................      29,100         371,607
 First Community Bancorp...............................       2,500          63,812
 *First Consulting Group, Inc..........................      12,900         108,747
 First Defiance Financial Corp.........................         700          14,150
 First Essex Bancorp...................................       2,200          68,090
 First Federal Bancshares of Arkansas, Inc.............       1,200          30,570
 First Federal Bankshares, Inc.........................         200           2,835
 First Federal Capital Corp............................       9,200         195,362
 First Federal Financial Corp. of Kentucky.............         200           4,613
 First Financial Bancorp...............................      24,255         451,628
 First Financial Bankshares, Inc.......................       2,000          72,150
 First Financial Corp..................................         900          41,958
 First Financial Holdings, Inc.........................       6,700         195,941
 First Georgia Holdings, Inc...........................       2,500           9,875
 *First Horizon Pharmaceutical Corp....................      17,900         398,543
 First Indiana Corp....................................       4,000          79,280
 *First Investors Financial Services Group, Inc........         400           1,540
 First Keystone Financial, Inc.........................         200           3,341
 *First Mariner Bank Corp..............................       2,200          25,850
 First Merchants Corp..................................       2,205          62,523
 First Midwest Bancorp, Inc............................      17,750         505,165
 First Midwest Financial, Inc..........................         600           8,340
 First Mutual Bancshares, Inc..........................         242           3,638
 First Niagara Financial Group, Inc....................      12,800         325,184
 First Oak Brook Bancshares, Inc. Class A..............       4,300         136,718
 First Place Financial Corp............................       1,445          25,049
 *First Republic Bank..................................       8,850         290,634
 First SecurityFed Financial, Inc......................       1,000          21,855
 First Sentinel Bancorp, Inc...........................      17,300         239,951
 First Source Corp.....................................       6,679         154,519
 First United Corp.....................................         800          14,500
 First West Virginia Bancorp, Inc......................         400           7,580
 First Years, Inc......................................      12,900         144,609
 FirstBank NW Corp.....................................         200           3,829
 FirstFed America Bancorp, Inc.........................       2,143          55,397
 *FirstFed Financial Corp..............................       8,800         259,600
 *Fischer Imaging Corp.................................       4,600          46,920
 *Fisher Scientific International, Inc.................       5,100         156,825
 Flag Financial Corp...................................       1,600          16,400
 Flagstar Bancorp, Inc.................................       9,150         259,402
                                                            SHARES           VALUE+
                                                            ------           ------
 *Flander Corp.........................................       3,600    $      6,732
 Fleetwood Enterprises, Inc............................      16,400         170,396
 #Fleming Companies, Inc...............................      22,100         489,294
 Flexsteel Industries, Inc.............................       1,200          19,470
 *Flir Systems, Inc....................................       8,900         393,825
 *Florida Banks, Inc...................................         200           1,795
 Florida East Coast Industries, Inc....................       3,300          82,500
 Florida Public Utilities Co...........................         500           9,475
 Florida Rock Industries, Inc..........................      13,950         538,470
 *Florsheim Group, Inc.................................         700              16
 *Flow International Corp..............................       8,400          76,398
 *Flowers Foods, Inc...................................      16,100         412,321
 *Flowserve Corp.......................................      21,800         696,946
 Flushing Financial Corp...............................       3,600          68,274
 *FMC Corp.............................................      14,900         528,950
 FNB Financial Services Corp...........................       1,100          18,386
 *Foamex International, Inc............................      11,800         131,570
 *Focal Communications Corp............................       2,300           8,268
 *Foodarama Supermarkets, Inc..........................         100           4,422
 Foothill Independent Bancorp..........................       1,470          25,284
 *Footstar, Inc........................................      11,800         280,250
 *Forest Oil Corp......................................      24,450         715,407
 *Forgent Networks, Inc................................      12,400          39,804
 *Forrester Resh, Inc..................................      14,100         285,172
 *Fortune Financial, Inc...............................         900               0
 *Forward Air Corp., Inc...............................      12,450         396,906
 *Fossil, Inc..........................................      16,100         495,316
 *Foster (L.B.) Co. Class A............................         200           1,113
 *Foster Wheeler, Ltd..................................      20,400          34,272
 *Foundry Networks, Inc................................     108,600         713,502
 *Four Kids Entertainment, Inc.........................       7,200         129,744
 #*FPIC Insurance Group, Inc...........................       4,700          73,014
 Frankfort First Bancorp, Inc..........................         150           2,709
 Franklin Bank National Associaton.....................         300           5,790
 *Franklin Covey Co....................................      10,300          31,312
 Franklin Electric Co., Inc............................       2,000          96,230
 *Franklin Electronic Publishers, Inc..................       2,700           4,320
 Freds, Inc. Class A...................................      12,525         428,292
 #*FreeMarkets, Inc....................................      38,600         596,563
 Fremont General Corp..................................      31,500         139,860
 Frequency Electronics, Inc............................       4,100          46,125
 *Fresh America Corp...................................       1,000             175
 Fresh Brands, Inc.....................................       1,200          22,410
 *Fresh Choice, Inc....................................       2,500           6,000
 *Friede Goldman Halter, Inc...........................       3,217             275
 *Friedman Billings Ramsey Group, Inc. Class A.........      10,800         104,760
 Friedmans, Inc. Class A...............................       6,600          77,583
 *Friendly Ice Cream Corp..............................       2,000          14,600
 Frisch's Restaurants, Inc.............................       1,100          21,890
 *Frontier Airlines, Inc...............................      17,300         295,484
 Frontier Oil Corp.....................................      13,700         219,885
 *Frontstep, Inc.......................................       3,800          12,103
 *Frozen Food Express Industries, Inc..................       3,600          10,062
 FSF Financial Corp....................................         500          11,375
 *FSI International, Inc...............................      14,400         139,896
 *FTI Consulting, Inc..................................       9,300         284,487
 *FuelCell Energy, Inc.................................      25,900         314,167
 Fuller (H.B.) Co......................................      14,000         404,040
 *Furniture Brands International, Inc..................      13,400         506,922
 *Furr's/Bishop's, Inc.................................       2,500           4,900
 G & K Services, Inc. Class A..........................      10,800         411,912

TAX-MANAGED U.S. SMALL CAP PORTFOLIO

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 GA Financial, Inc.....................................       1,100    $     21,010
 *Gabelli Asset Management, Inc........................       4,000         157,000
 *Gadzooks, Inc........................................       4,500          57,487
 *Galaxy Nutritional Foods, Inc........................       4,600          23,828
 Gallagher (Arthur J.) & Co............................       6,800         239,700
 *GameTech International, Inc..........................       5,100          25,347
 Garan, Inc............................................         800          43,440
 *Garden Fresh Restaurant Corp.........................       2,700          35,302
 *Gardner Denver Machinery, Inc........................       9,800         223,734
 *Gart Sports Co.......................................       6,570         205,345
 *Gartner Group, Inc...................................      26,800         307,128
 *Gaylord Entertainment Co.............................      16,800         434,784
 GBC Bancorp...........................................       5,800         168,548
 *Gehl Co..............................................       1,700          24,777
 *Genaera Corp.........................................      16,900          38,109
 *Genaissance Pharmaceuticals, Inc.....................       8,000          11,160
 Gencorp, Inc..........................................      21,200         309,520
 *Gene Logic, Inc......................................      16,800         217,980
 *Genecor International, Inc...........................      19,000         210,425
 *General Binding Corp.................................       5,500         109,010
 General Cable Corp....................................      18,600         199,950
 *General Communications, Inc. Class A.................      31,000         279,155
 *General Datacomm Industries, Inc.....................       5,500             440
 General Electric Co...................................       5,274         164,232
 *Genesco, Inc.........................................      14,300         337,766
 *Genesee & Wyoming, Inc...............................       6,825         158,920
 *Genesee Corp. Class B................................         100           1,590
 #*Genesis Microchip, Inc..............................       2,389          39,168
 *Genlyte Group, Inc...................................       7,700         325,286
 *Genome Therapeutics Corp.............................      13,200          41,712
 #*Genta, Inc..........................................      26,400         244,596
 *Gentiva Health Services, Inc.........................         850          21,722
 *Genus, Inc...........................................      14,100          52,452
 *GenVec, Inc..........................................      11,400          38,475
 *Genzyme Corp.........................................         994          31,838
 *Genzyme Corp. -- Genzyme Biosurgery Division.........         870           3,380
 *Genzyme Transgenics Corp.............................      16,200          28,431
 Georgia Gulf Corp.....................................      34,100         760,430
 *Geoworks Corp........................................       1,700             289
 *Gerald Stevens, Inc..................................         180               0
 *Gerber Childrenswear, Inc............................       3,500          23,940
 *Gerber Scientific, Inc...............................      11,000          44,000
 *Geron Corp...........................................      19,700         119,874
 *Getty Images, Inc....................................      25,800         867,267
 *Giant Industries, Inc................................       2,300          18,860
 Gibraltar Steel Corp..................................       2,000          47,090
 *Giga Information Group, Inc..........................       2,500           4,625
 *Giga-Tronics, Inc....................................       2,600           6,656
 *G-III Apparel Group, Ltd.............................       1,800          14,670
 *Gilman & Ciocia, Inc.................................       3,500           4,427
 *GK Intelligent Systems, Inc..........................         140              77
 Glacier Bancorp, Inc..................................       2,600          59,579
 Glatfelter (P.H.) Co..................................      21,200         399,832
 *Glenayre Technologies, Inc...........................      23,300          32,853
 *Global Imaging Systems, Inc..........................      12,100         206,365
 *Global Payment Technologies, Inc.....................       2,400          15,012
 #*Global Power Equipment Group, Inc...................         600           5,790
 *Globecomm Systems, Inc...............................       5,900          29,470
 *GlobespanVirata, Inc.................................      37,800         176,337
 *GoAmerica, Inc.......................................      19,900          11,144
                                                            SHARES           VALUE+
                                                            ------           ------
 Gold Banc Corp........................................      17,800    $    191,795
 Golden Enterprises, Inc...............................       2,400          10,536
 *Golden State Vintners, Inc...........................       2,600          10,465
 *Good Guys, Inc.......................................      18,600          72,447
 *Goodrich Petroleum Corp..............................       2,700          10,962
 *Goodys Family Clothing, Inc..........................      20,000         203,900
 Gorman-Rupp Co........................................       2,100          60,795
 *Gottschalks, Inc.....................................       5,700          19,380
 *GP Strategies Corp...................................       8,600          43,086
 Graco, Inc............................................      13,650         586,267
 *Graftech International, Ltd..........................      27,200         313,072
 *Graham Corp..........................................         300           3,105
 Granite Construction, Inc.............................      13,050         301,585
 Granite State Bankshares, Inc.........................       1,100          35,304
 *Graphic Packaging International Corp.................      15,900         114,480
 Gray Communications Systems, Inc......................         200           3,310
 Great American Financial Resources, Inc...............       3,800          66,880
 *Great Atlantic & Pacific Tea Co., Inc................      20,700         477,549
 Great Lakes Chemical Corp.............................       2,200          55,924
 Great Southern Bancorp, Inc...........................       1,000          33,450
 *Greater Atlantic Financial Corp......................       1,300           8,118
 Greater Bay Bancorp...................................      11,474         376,864
 *Green Mountain Coffee, Inc...........................       3,100          74,043
 Green Mountain Power Corp.............................       2,100          39,270
 Greenbrier Companies, Inc.............................       3,100          22,475
 *Greka Energy Corporation.............................         735           4,623
 Grey Global Group, Inc................................         300         238,198
 *Grey Wolf, Inc.......................................     106,100         477,450
 *GRIC Communications, Inc.............................       2,000           3,610
 *Griffin Land & Nurseries, Inc. Class A...............       1,200          20,208
 *Griffon Corp.........................................      19,480         337,004
 *Group 1 Automotive, Inc..............................      12,600         538,650
 *Group 1 Software, Inc................................       1,600          22,696
 *Grubb & Ellis Co.....................................       5,200          16,120
 GS Financial Corp.....................................         400           7,254
 *GSE Systems, Inc.....................................       2,200           8,558
 #*GSI Commerce, Inc...................................      21,700         301,738
 #*GSV, Inc............................................         380              97
 *Gtech Holdings, Inc..................................      34,600         973,990
 *GTSI Corp............................................       3,700          32,190
 Guaranty Bancshares, Inc..............................         400           5,796
 Guaranty Federal Bancshares, Inc......................         900          12,487
 *Guess, Inc...........................................      25,700         167,821
 *Guilford Pharmaceuticals, Inc........................      17,600         116,248
 *Guitar Center, Inc...................................      13,900         254,509
 *Gulf Island Fabrication, Inc.........................       6,900         105,121
 *Gulfmark Offshore, Inc...............................       4,600         194,741
 *Gumtech International, Inc...........................       5,100          49,495
 *Gundle/SLT Environmental, Inc........................       2,400          16,968
 *Gymboree Corp........................................      18,100         297,292
 *H Power Corp.........................................      19,800          26,829
 *Haemonetics Corp.....................................      15,900         475,728
 Haggar Corp...........................................       2,000          31,580
 *Hain Celestial Group, Inc............................      19,456         335,324
 *Hall Kinion Associates, Inc..........................       6,600          77,979
 *Ha-Lo Industries, Inc................................      16,600             249
 *Hamilton Bancorp, Inc................................      14,500             435
 *Hammons (John Q.) Hotels, Inc. Class A...............       1,600          10,480
 *Hampshire Group, Ltd.................................       1,000          21,370
 Hancock Fabrics, Inc..................................       8,600         159,788

TAX-MANAGED U.S. SMALL CAP PORTFOLIO

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 Hancock Holding Co....................................       1,100    $     65,285
 *Handleman Co.........................................      14,700         176,400
 #*Handspring, Inc.....................................      35,000          61,425
 *Hanger Orthopedic Group, Inc.........................      10,500         156,450
 #*Hanover Compressor Co...............................      17,000         222,360
 Harbor Florida Bancshares, Inc........................      22,100         505,095
 Hardinge, Inc.........................................       1,400          16,793
 Harland (John H.) Co..................................      30,800       1,005,004
 Harleysville Group, Inc...............................      14,400         390,744
 Harleysville National Corp............................       3,150          80,278
 Harman International Industries, Inc..................      14,400         796,320
 *Harmonic Lightwaves, Inc.............................      45,900         267,597
 *Harris Interactive, Inc..............................      27,100          99,863
 Harsco Corp...........................................      13,900         554,332
 *Hartmarx Corp........................................       5,800          14,442
 *Harvard Bioscience, Inc..............................      15,400          98,791
 *Harvest Natural Resources, Inc.......................      16,500          72,600
 *Hastings Entertainment, Inc..........................       5,100          39,984
 *Hauppauge Digital, Inc...............................       4,700           9,447
 *Hauser, Inc..........................................         500             190
 *Hawaiian Airlines, Inc...............................       1,300           4,680
 Hawaiian Electric Industries, Inc.....................       6,600         300,630
 *Hawk Corp............................................       3,500          15,225
 Hawkins, Inc..........................................       3,200          31,648
 *Hawthorne Financial Corp.............................       2,400          72,588
 #*Hayes Lemmerz International, Inc....................       6,300             976
 HCC Insurance Holdings, Inc...........................      12,300         335,298
 *Headwaters, Inc......................................      12,400         213,094
 *Headway Corporate Resources, Inc.....................         600              48
 *Health Management Systems, Inc.......................       7,500          25,200
 *Health Risk Management, Inc..........................       1,200               1
 *Healthcare Services Group, Inc.......................       4,600          63,641
 *HealthExtras, Inc....................................      21,100         110,458
 *Heartland Express, Inc...............................      25,033         512,300
 *Hecla Mining Co......................................      18,000          79,020
 *Hector Communications Corp...........................       1,700          21,930
 *HEI, Inc.............................................       2,900          22,011
 Heico Corp............................................       4,500          63,900
 Heico Corp. Class A...................................         681           8,342
 *Heidrick & Struggles International, Inc..............       9,600         208,704
 Helix Technology Corp.................................      11,300         269,222
 *Hemispherx Biopharma, Inc............................      16,500          49,830
 Herbalife International, Inc. Class A.................       5,000          96,150
 *Hercules, Inc........................................      54,200         682,378
 *Heritage Commerce Corp...............................       4,700          45,566
 Heritage Financial Corp...............................       1,100          17,352
 *Herley Industries, Inc...............................       8,700         178,567
 *Heska Corp...........................................         200             132
 *Hexcel Corp..........................................      17,900          83,772
 HF Financial Corp.....................................         700           9,170
 *Hibbett Sporting Goods, Inc..........................       5,850         159,208
 Hickory Tech Corp.....................................       4,800          64,752
 Hilb Rogal Hamilton Co................................      13,200         543,972
 *Hines Horticulture, Inc..............................       7,200          32,904
 *Hi-Shear Technology Corp.............................       2,200           5,874
 *Hi-Tech Pharmacal, Inc...............................       2,300          23,333
 HMN Financial, Inc....................................       3,600          71,046
 *HNC Software, Inc....................................      19,000         380,475
 *Hoenig Group, Inc....................................       3,200          33,600
 *Holiday RV Superstores, Inc..........................       1,300             637
 Hollinger International, Inc. Class A.................       6,900          81,075
                                                            SHARES           VALUE+
                                                            ------           ------
 #*Hollis-Eden Pharmaceuticals, Inc....................       5,200    $     32,760
 Holly Corp............................................       3,400          50,864
 *Hollywood Casino Corp. Class A.......................      12,500         162,875
 *Hollywood Entertainment Corp.........................      24,600         476,133
 *Hollywood Media Corp.................................      20,800          49,816
 *Hologic, Inc.........................................      11,700         192,991
 Home Federal Bancorp..................................         900          21,645
 *Home Products International, Inc.....................         600           2,667
 *HomeStore.com, Inc...................................      11,100          22,921
 *Hometown Auto Retailers, Inc. Class A................         300             147
 Hooper Holmes, Inc....................................      34,500         301,875
 *Hoover's, Inc........................................       8,700          56,419
 HopFed Bancorp, Inc...................................         500           6,195
 Horace Mann Educators Corp............................      20,300         413,105
 Horizon Financial Corp................................       2,990          42,906
 *Horizon Health Corp..................................       1,900          36,717
 *Horizon Offshore, Inc................................      15,000         149,325
 *Horizon Organic Holding Corp.........................       4,900          83,300
 Horton (D.R.), Inc....................................       2,310          56,641
 *Hot Topic, Inc.......................................      15,150         388,219
 *Houston Exploration Co...............................      16,000         495,200
 *Hovnanian Enterprises, Inc. Class A..................      13,045         417,310
 *HPSC, Inc............................................       1,500          13,800
 *HTE, Inc.............................................       7,700          45,199
 *Hub Group, Inc. Class A..............................       3,000          31,110
 Hudson River Bancorp, Inc.............................       4,600         111,412
 *Hudson Technologies, Inc.............................       1,300           3,224
 Hudson United Bancorp.................................      14,300         440,440
 *Huffy Corp...........................................       5,100          38,250
 Hughes Supply, Inc....................................      11,800         469,050
 *Hunt (J.B.) Transport Services, Inc..................      20,700         565,627
 *Hurco Companies, Inc.................................       1,200           3,114
 *Hutchinson Technology, Inc...........................      13,900         219,550
 *Hycor Biomedical, Inc................................       3,700          14,023
 *Hypercom Corp........................................      28,500         176,700
 *HyperFeed Technologies, Inc..........................       2,200           1,133
 *Hyperion Solutions Corp..............................      19,900         425,064
 *Hyseq, Inc...........................................       9,600          29,808
 *i3 Mobile, Inc.......................................         200             176
 Iberiabank Corp.......................................       1,300          48,795
 #*Ibis Technology Corp................................       4,100          37,064
 *ICT Group, Inc.......................................       6,200         120,249
 *ICU Medical, Inc.....................................       7,750         269,739
 *Identix, Inc.........................................      24,100         187,859
 Idex Corp.............................................       7,000         265,300
 *IDEXX Laboratories, Inc..............................      21,500         679,507
 *iDine Rewards Network, Inc...........................         100           1,010
 *IDT Corp.............................................      15,600         285,948
 *IDT Corp. Class B....................................      13,100         225,189
 *IDX Systems Corp.....................................      19,100         339,120
 *IEC Electronics Corp.................................         900             247
 *iGate Capital Corp...................................      28,000         129,220
 #*IGEN, Inc...........................................       9,700         373,692
 *IHOP Corp............................................      11,400         388,740
 *II-VI, Inc...........................................       9,000         127,035
 Ikon Office Solutions, Inc............................      32,400         302,940
 *Illumina, Inc........................................      20,000         129,300
 *Image Entertainment, Inc.............................       7,300          14,819
 *ImageWare Systems, Inc...............................       1,700           7,225
 *iManage, Inc.........................................      11,700          57,973
 *I-many, Inc..........................................      36,000         155,880

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CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 *Imation Corp.........................................      18,800    $    544,260
 IMC Global, Inc.......................................      17,200         241,144
 *IMCO Recycling, Inc..................................       6,600          69,432
 *Immersion Corp.......................................       9,400          19,270
 *Immucor, Inc.........................................       4,100          79,663
 *Immunogen, Inc.......................................      24,300          98,536
 Immunomedics, Inc.....................................      24,800         290,284
 *Impath, Inc..........................................       9,700         227,416
 *Impax Laboratoroes, Inc..............................      22,900         192,703
 *Impco Technologies, Inc..............................       6,200          86,738
 *Imperial Credit Industries, Inc......................       3,400              61
 *Implant Sciences Corp................................       2,000          26,400
 *Incyte Genomics, Inc.................................      34,700         251,748
 Independence Community Bank Corp......................      17,259         540,120
 Independence Holding Co...............................         880          19,307
 Independent Bank Corp.................................       4,300          94,793
 Independent Bank East.................................       3,748         119,842
 *Indevus Pharmaceuticals, Inc.........................      37,400         214,302
 *Indus International, Inc.............................      18,600          51,429
 *Inet Technologies, Inc...............................      26,600         260,813
 *Infinium Software, Inc...............................       1,700          12,988
 *Infocrossing, Inc....................................       2,300          13,271
 *InFocus Corp.........................................      22,200         260,073
 *Infogrames, Inc......................................      23,620         111,014
 *Infonet Services Corp................................      24,900          53,535
 *Informatica Corp.....................................      45,300         406,114
 *Information Holdings, Inc............................      12,500         351,875
 *Information Resources, Inc...........................      17,500         167,562
 *InforMax, Inc........................................       7,900           9,124
 *Inforte Corp.........................................       6,400          75,200
 *infoUSA, Inc.........................................      30,200         202,491
 *Ingenuus Corp........................................       8,600             267
 Ingles Market, Inc. Class A...........................       4,200          49,791
 *Inhale Therapeutic Systems, Inc......................      32,400         237,330
 *Inkine Pharmaceutical Co., Inc.......................      16,800          19,068
 *Inktomi Corp.........................................      78,500         138,945
 *Innodata Corp........................................      12,700          21,590
 *Innotrac Corp........................................       5,600          29,904
 *Innovative Gaming Corp. of America...................         800             240
 *Innovative Solutions & Support, Inc..................       9,400          73,790
 *Innoveda, Inc........................................       1,100           4,339
 *Innovex, Inc.........................................       8,500          50,915
 *Input/Output, Inc....................................      31,600         284,400
 *Insight Communications Co., Inc......................      21,800         332,559
 *Insight Enterprises, Inc.............................      22,500         595,912
 *Insignia Financial Group, Inc........................      13,000         126,360
 *inSilicon Corp.......................................       6,700          18,726
 *Insite Vision, Inc...................................       8,500          14,535
 *Insituform Technologies, Inc. Class A................      14,900         377,044
 *Insmed, Inc..........................................      29,400          51,597
 *Inspire Insurance Solutions, Inc.....................       2,400             102
 *Inspire Pharmaceuticals, Inc.........................      11,600          33,814
 *Insurance Auto Auctions, Inc.........................       6,800         131,240
 *InsWeb Corp..........................................       1,666           7,580
 *INT Media Group, Inc.................................       1,600           3,736
 Integra Bank Corp.....................................         760          17,009
 *Integra Lifesciences Corp............................      15,100         289,316
 *Integral Systems, Inc................................       4,700         108,499
 *Integral Vision, Inc.................................       1,800             783
 *IntegraMed America, Inc..............................       1,300          10,107
 *Integrated Circuit Systems, Inc......................      22,400         467,152
                                                            SHARES           VALUE+
                                                            ------           ------
 *Integrated Electrical Services, Inc..................      23,200    $    127,600
 #*Integrated Information Systems, Inc.................         600             111
 *Integrated Silicon Solution, Inc.....................      16,300         193,236
 *Integrated Telecom Express, Inc......................         100             159
 *Integrity, Inc.......................................       1,400           9,807
 #*Intelli-Check, Inc..................................       3,300          29,898
 *Intellidata Technologies Corp........................      25,000          41,875
 *Intelligent Systems Corp.............................       1,100           3,465
 Inter Parfums, Inc....................................       6,650          56,026
 *Interactive Data Corp................................      45,600         777,252
 *Interactive Intelligence, Inc........................      11,300          37,346
 *InterCept Group, Inc.................................      10,300         260,950
 Interchange Financial Services Corp...................         600          17,100
 *InterDent, Inc.......................................         216              70
 *Interdigital Communications Corp.....................      29,700         346,450
 *Interep National Radio Sales, Inc....................       1,400           6,251
 Interface, Inc. Class A...............................      23,300         211,098
 *Intergraph Corp......................................      30,500         529,327
 *Interland, Inc.......................................      78,200         242,420
 *Interlink Electronics, Inc...........................       5,850          31,414
 *Interlinq Software Corp..............................       1,200           1,752
 *Interlott Technologies, Inc..........................       1,200           7,560
 *Intermagnetics General Corp..........................       9,452         227,699
 Intermet Corp.........................................      10,200         108,477
 #*InterMune, Inc......................................      12,700         339,788
 *Internap Network Services Corp.......................       2,100             893
 *International Aircraft Investors.....................       1,000           1,350
 *International FiberCom, Inc..........................         800               0
 *International Game Technology........................       5,700         356,250
 *International Microcomputer Software, Inc............         300             326
 *International Multifoods Corp........................      10,700         283,443
 *International Remote Imaging Systems, Inc............       4,500          15,390
 *International Shipholding Corp.......................       1,200           6,840
 *International Speciality Products, Inc...............      34,800         290,580
 *International Total Services, Inc....................         300              14
 *Internet Commerce and Communications, Inc............       1,700              10
 *Internet Commerce Corp...............................       1,100           3,383
 *Internet Pictures Corp...............................       4,300           8,278
 #*Internet Security Systems, Inc......................      18,500         312,373
 *Interphase Corp......................................       3,800          15,884
 Interpool, Inc........................................       6,900         162,840
 *Interpore International, Inc.........................      10,100          98,021
 *Intersil Corp........................................      15,128         364,282
 Interstate Bakeries Corp..............................      12,100         327,789
 *Interstate National Dealers Services, Inc............       1,200           5,616
 Inter-Tel, Inc........................................      12,400         234,050
 #*InterVoice-Brite, Inc...............................      20,800          65,936
 *Interwoven, Inc......................................      59,400         220,671
 *Intest Corp..........................................       4,400          31,504
 *Intevac, Inc.........................................       4,400          17,160
 *IntraBiotics Pharmaceuticals, Inc....................      15,200          23,484
 *Intrado, Inc.........................................       7,700         134,981
 *Intraware, Inc.......................................       5,400           7,128
 *Introgen Therapeutics, Inc...........................      10,900          39,676
 *Intrusion.com, Inc...................................      10,200          13,005
 #Invacare Corp........................................      14,300         539,968
 *Inverness Medical Innovations, inc...................       2,775          58,426
 *Investment Technology Group, Inc.....................       2,400          87,360

TAX-MANAGED U.S. SMALL CAP PORTFOLIO

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 #*INVESTools, Inc.....................................       1,499    $        592
 #*Invision Technologies, Inc..........................       8,900         199,494
 *Invitrogen Corp......................................       1,562          54,904
 *Invivo Corp..........................................       1,500          19,448
 *Iomed, Inc...........................................         700             805
 *Iomega Corp..........................................      29,320         369,432
 *Ionics, Inc..........................................      10,300         250,084
 *IPI, Inc.............................................       1,900           5,244
 Ipswich Bancshares, Inc...............................         300           6,129
 *Iridex Corp..........................................       2,900          11,644
 Irwin Financial Corp..................................      10,500         208,950
 Isco, Inc.............................................       1,100          10,285
 *Isis Pharmaceuticals, Inc............................      26,000         244,920
 *Isle of Capri Casinos, Inc...........................      18,600         371,535
 *Isolyser Co., Inc....................................      29,800          85,228
 *I-Stat Corp..........................................      10,000          46,550
 *ITC Learning Corp....................................         300              48
 *ITLA Capital Corp....................................       2,300          68,540
 *Itron, Inc...........................................       7,500         220,463
 *ITT Educational Services, Inc........................      13,100         647,140
 *ITXC Corp............................................      25,100         144,827
 *Ivex Packaging Corp..................................      17,200         397,320
 *iVillage, Inc........................................      18,300          33,123
 *Ixia.................................................      28,400         222,514
 *IXYS Corp............................................      16,100         131,296
 *J & J Snack Foods Corp...............................       5,500         200,255
 *J Net Enterprises, Inc...............................       3,000           2,250
 *J. Alexander's Corp..................................         200             630
 *J. D. Edwards & Co...................................      35,900         418,415
 *J. Jill Group, Inc...................................       7,500         243,863
 #J. M. Smucker Co.....................................       7,600         253,080
 *j2 Global Communication, Inc.........................         750          10,458
 *Jack in the Box, Inc.................................      22,800         736,212
 Jacksonville Bancorp, Inc.............................         100           2,476
 *Jaco Electronics, Inc................................       2,550          15,287
 *Jakks Pacific, Inc...................................      10,700         194,152
 *JDA Software Group, Inc..............................      15,300         405,450
 Jefferies Group, Inc..................................      12,300         578,592
 JLG Industries, Inc...................................      23,000         317,400
 *JLM Industries, Inc..................................       1,600           2,280
 *JMAR Industries, Inc.................................      12,100          26,802
 *JNI Corp.............................................      14,600          67,525
 Johnson & Johnson.....................................       8,236         505,279
 *Johnson Outdoors, Inc................................       2,900          54,216
 *Jones Lang LaSalle, Inc..............................      10,600         244,860
 *Jos. A. Bank Clothiers, Inc..........................       3,100          62,574
 *Journal Register Co..................................      22,600         480,250
 *Joy Global, Inc......................................      22,600         340,243
 *JPS Industries, Inc..................................       5,200          20,644
 *Jupiter Media Metrix, Inc............................       1,500             443
 K Swiss, Inc. Class A.................................       4,500         207,585
 *K2, Inc..............................................       7,700          64,295
 *Kadant, Inc..........................................       7,592         121,092
 *Kaiser Aluminum Corp.................................       8,100             972
 Kaman Corp. Class A...................................      11,500         195,673
 *Kana Software, Inc...................................          31             156
 Kaneb Services LLC....................................       5,200         111,852
 *Kansas City Southern Industries, Inc.................      31,700         525,269
 *Katy Industries, Inc.................................         400           2,140
 Kaydon Corp...........................................      15,000         388,500
 #KB Home Corp.........................................      10,600         546,218
 *KBK Capital Corp.....................................         400             480
                                                            SHARES           VALUE+
                                                            ------           ------
 #*KCS Energy, Inc.....................................      36,200    $     97,016
 *Keane, Inc...........................................      41,124         597,120
 *Keith Companies, Inc.................................       3,900          61,230
 Keithley Instruments, Inc.............................       5,800         106,198
 Kellwood Co...........................................      11,300         336,740
 Kelly Services, Inc...................................      14,300         372,730
 Kelly Services, Inc...................................         200           5,600
 *Kendle International, Inc............................       6,900          85,043
 Kennametal, Inc.......................................      10,700         429,070
 *Kennedy-Wilson, Inc..................................       2,800          15,232
 *Kensey Nash Corp.....................................       5,200          96,278
 Kentucky First Bancorp, Inc...........................         200           2,814
 #*Keravision, Inc.....................................       3,700              35
 Kewaunee Scientific Corp..............................         300           3,173
 *Key Energy Group, Inc................................      60,000         660,000
 *Key Production Co., Inc..............................       8,106         146,881
 *Key Technology, Inc..................................         900           3,749
 *Key Tronic Corp......................................       3,900           3,978
 *Key3Media Group, Inc.................................      11,200          11,760
 *Keynote Systems, Inc.................................       1,700          13,575
 *Keystone Automotive Industries, Inc..................       8,000         159,120
 *kforce.com, Inc......................................      15,103          83,595
 *KFX, Inc.............................................      16,400          45,920
 Kimball International, Inc. Class B...................      13,500         225,788
 *Kindred Healthcare, Inc..............................       8,600         381,023
 *Kirby Corp...........................................      14,300         390,390
 Klamath First Bancorp, Inc............................       2,300          37,329
 Knape & Vogt Manufacturing Co.........................         400           5,150
 *Knight Trading Group, Inc............................      72,200         458,831
 *Knight Transportation, Inc...........................      18,425         367,671
 *Koala Corp...........................................       2,300           2,818
 *Kontron Mobile Computing, Inc........................       1,800           1,035
 *Kopin Corp...........................................      38,700         300,312
 *Korn/Ferry International.............................      23,300         249,776
 *Kos Pharmaceuticals, Inc.............................      10,000         198,750
 *Kosan Biosciences, Inc...............................      15,200         138,168
 Koss Corp.............................................       1,000          17,625
 #*Krauses Furniture, Inc..............................       4,000               7
 *Kroll, Inc...........................................      12,800         300,032
 *Kronos, Inc..........................................       9,225         378,317
 *K-Tron International, Inc............................         600           9,012
 *Kulicke & Soffa Industries, Inc......................      35,000         511,350
 *K-V Pharmaceutical Co. Class A.......................       9,300         297,135
 *K-V Pharmaceutical Co. Class B.......................       4,750         155,278
 *KVH Industries, Inc..................................       5,000          37,325
 *L90, Inc.............................................       1,000           1,190
 *La Jolla Pharmceutical Co............................      20,600         123,291
 *LaBarge, Inc.........................................       7,400          32,190
 *LabOne, Inc..........................................       6,300         146,696
 *Labor Ready, Inc.....................................      24,300         215,784
 *Laboratory Corp. of America Holdings, Inc............       4,240         207,972
 *Labranche & Co., Inc.................................       3,700          97,680
 *LaCrosse Footwear, Inc...............................       2,500           7,238
 *Ladish Co., Inc......................................       6,400          69,152
 *Lakeland Industries, Inc.............................         600           6,105
 *Lakes Gaming, Inc....................................       4,300          32,315
 *Lamson & Sessions Co.................................      13,900          68,110
 Lancaster Colony Corp.................................       9,000         349,605
 Lance, Inc............................................      14,500         221,270
 *Lancer Corp..........................................       2,700          16,605
 *Landair Corp.........................................       2,000          30,770

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CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 Landamerica Financial Group, Inc......................       7,600    $    246,240
 Landauer, Inc.........................................       1,400          54,530
 *Landec Corp..........................................       7,800          32,994
 Landmark Bancorp, Inc.................................         105           2,395
 Landrys Seafood Restaurants, Inc......................      11,500         292,100
 *Lands End, Inc.......................................      13,100         811,283
 *Landstar Systems, Inc................................       9,663       1,023,988
 *Lantronix, Inc.......................................       4,000           4,060
 *Large Scale Biology Corp.............................      12,600          16,632
 *Laser Pacific Media Corp.............................       3,500           9,538
 *Laserscope...........................................       7,300          42,048
 *Latitude Communications, Inc.........................       8,700          17,922
 Lawson Products, Inc..................................       2,500          77,575
 *Layne Christensen Co.................................       4,700          46,671
 *Lazare Kaplan International, Inc.....................         200           1,550
 La-Z-Boy, Inc.........................................      20,116         563,248
 *LCC International, Inc. Class A......................       6,000          13,950
 *LeadingSide, Inc.....................................       1,300               5
 *Learning Tree International, Inc.....................      10,600         227,741
 *Leather Factory, Inc.................................       4,500          14,535
 *Lecroy Corp..........................................       5,200          74,256
 *Lectec Corp..........................................         600             408
 Leeds Federal Bancshares, Inc.........................         400          12,660
 *Legato Systems, Inc..................................      60,901         380,936
 *Leisure Time Casinos & Resorts, Inc..................         900              45
 *LendingTree, Inc.....................................       9,500         134,093
 Lennox International, Inc.............................      28,100         466,460
 Lesco, Inc............................................       3,300          38,181
 #*Level 8 Systems, Inc................................       4,600           4,163
 *Lexar Media, Inc.....................................      25,200          74,970
 *Lexent, Inc..........................................      17,600          33,880
 *Lexicon Genetics, Inc................................      31,300         190,461
 Libbey, Inc...........................................       4,600         159,160
 *Liberate Technologies, Inc...........................      60,300         251,451
 Liberty Bancorp, Inc..................................         700          18,284
 Liberty Corp..........................................       6,600         270,600
 Liberty Homes, Inc. Class B...........................         100             778
 *Liberty Livewire Corp. Class A.......................         340           1,139
 *Liberty Media Corp...................................       3,460          41,693
 *LIFE Financial Corp..................................         420           1,617
 *Lifecell Corp........................................      10,300          23,484
 *Lifecore Biomedical, Inc.............................       6,000          67,350
 *Lifeline Systems, Inc................................         900          23,355
 #*LifePoint, Inc......................................      12,600          37,170
 Lifetime Hoan Corp....................................       1,200           8,316
 *Lifeway Foods, Inc...................................         200           1,457
 *Ligand Pharmaceuticals, Inc. Class B.................      29,900         543,732
 *Lightbridge, Inc.....................................      16,716         172,258
 *LightPath Technologies, Inc..........................      19,400          23,668
 Lillian Vernon Corp...................................       2,700          21,870
 Limited Brands, Inc...................................      28,160         591,078
 Lincoln Electric Holdings.............................      13,600         381,276
 Lindsay Manufacturer Co...............................       5,100         118,473
 *Linens 'n Things, Inc................................      21,800         669,260
 *Lionbridge Technologies, Inc.........................      12,300          29,151
 *Liquid Audio, Inc....................................       7,000          18,025
 *Lithia Motors, Inc. Class A..........................       4,000         102,400
 *Littlefuse, Inc......................................      13,300         325,917
 *LLEX Oncology, Inc...................................      31,800         495,444
 *LLX Resorts, Inc.....................................         400           2,840
 *LMI Aerospace, Inc...................................       2,100          10,836
 LNR Property Corp.....................................      12,100         424,710
                                                            SHARES           VALUE+
                                                            ------           ------
 *Lodgenet Entertainment Corp..........................       5,400    $     96,444
 *Lodgian, Inc.........................................      10,800             864
 *Loews Cineplex Entertainment Corp....................       3,400               0
 #*Logic Devices, Inc..................................       2,000           2,070
 *Logility, Inc........................................       1,700           5,304
 *Lojack Corp..........................................       7,600          40,166
 Lone Star Steakhouse & Saloon, Inc....................      11,200         237,888
 *Lone Star Technologies, Inc..........................      16,700         400,800
 Longs Drug Stores Corp................................      10,700         327,099
 Longview Fibre Co.....................................      26,700         267,000
 *LookSmart, Ltd.......................................      48,500         109,610
 Louisiana-Pacific Corp................................      55,400         584,470
 *Lowrance Electronics, Inc............................         600           2,640
 LSB Corp..............................................       1,100          15,345
 LSI Industries, Inc...................................       5,400          95,337
 *LSI Logic Corp.......................................       8,417          95,954
 *LTX Corp.............................................      26,800         449,302
 *Luby's Cafeterias, Inc...............................      11,200          78,288
 Lufkin Industries, Inc................................       1,300          35,393
 *Luminex Corp.........................................      16,100         106,904
 *Lydall, Inc..........................................       9,600         147,360
 *Lynch Corp...........................................         300           4,425
 *Lynch Interactive Corp...............................       1,200          42,600
 *Lynx Therapeutics, Inc...............................       7,700           9,779
 *M & F Worldwide Corp.................................       8,200          37,720
 *M.H. Meyerson & Co., Inc.............................       2,800           1,414
 MacDermid, Inc........................................      19,000         388,360
 *Mac-Gray Corp........................................       5,200          20,020
 *Mackie Designs, Inc..................................       2,400           9,324
 *Macromedia, Inc......................................      32,080         712,016
 *Macrovision Corp.....................................      22,000         355,630
 *Madden (Steven), Ltd.................................       7,200         122,256
 *Made2Manage Systems, Inc.............................         700           3,045
 MAF Bancorp, Inc......................................      25,416         998,468
 *Magellan Health Services, Inc........................      35,700         190,638
 *Magna Entertainment Corp.............................      13,200         102,432
 *Magnetek, Inc........................................      12,800         148,480
 *Magnum Hunter Resources, Inc.........................      21,900         165,783
 *Mail-Well, Inc.......................................      27,000         144,450
 *Main Street & Main, Inc..............................       7,400          45,621
 *Mallon Resources Corp................................       4,000           3,820
 *Management Network Group, Inc........................      13,600          38,556
 *Manchester Technologies, Inc.........................         900           2,223
 #*Mandalay Resort Group...............................       3,700         120,620
 *Manhattan Associates, Inc............................      13,400         372,721
 Manitowoc Co., Inc....................................      12,300         485,235
 *Mannatech, Inc.......................................      10,200          26,826
 *Manning (Greg) Auctions, Inc.........................       4,900           7,914
 *Manufacturers' Services Ltd..........................      14,600          74,898
 *Manugistic Group, Inc................................      40,400         316,534
 *Mapics, Inc..........................................      10,000          72,950
 *Mapinfo Corp.........................................       8,075          83,899
 Marcus Corp...........................................       4,400          63,800
 *Marimba, Inc.........................................      13,200          24,288
 Marine Products Corp..................................       4,460          46,830
 *MarineMax, Inc.......................................       9,000         108,450
 Maritrans, Inc........................................       1,700          25,670
 *MarketWatch.com, Inc.................................       8,300          41,293
 *MarkWest Hydrocarbon, Inc............................       2,400          18,480
 Marsh Supermarkets, Inc. Class A......................         600           9,420
 Marsh Supermarkets, Inc. Class B......................         400           5,782
 *Martek Biosciences Corp..............................      10,400         252,720

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CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 #*Marvel Enterprises, Inc.............................      10,400    $     53,040
 *Mascotech, Inc.......................................      14,300               0
 Massbank Corp.........................................         900          29,214
 *Mastec, Inc..........................................      26,408         211,264
 *Matec Corp...........................................       1,800           8,280
 *Material Sciences Corp...............................       6,800          83,640
 *Matria Healthcare, Inc...............................       4,300          93,439
 *Matritech, Inc.......................................      22,700          65,717
 *Matrix Bancorp, Inc..................................       2,700          33,939
 *Matrix Service Co....................................       4,500          42,593
 *MatrixOne, Inc.......................................      34,100         204,941
 Matthews International Corp. Class A..................      13,400         335,938
 *Mattson Technology, Inc..............................      22,701         179,678
 *Maui Land & Pineapple Company, Inc...................       5,800         110,490
 *Maverick Tube Corp...................................      20,400         316,200
 *Max & Ermas Restaurants, Inc.........................         500           7,763
 *Maxco, Inc...........................................         300           1,728
 *Maxcor Financial Group, Inc..........................       4,500          28,328
 *Maxicare Health Plans, Inc...........................         240               3
 *Maxim Pharmaceuticals, Inc...........................      11,600          46,922
 *Maximus, Inc.........................................      13,600         422,416
 *Maxtor Corp..........................................      74,069         392,566
 *Maxwell Shoe Company, Inc............................       6,750          91,800
 *Maxwell Technologies, Inc............................       5,900          70,210
 *Maxxam, Inc..........................................       3,900          45,240
 *Maxygen, Inc.........................................      20,400         206,958
 *Maynard Oil Co.......................................       2,200          37,158
 MB Financial, Inc.....................................       6,800         211,888
 *McAfee.com Corp......................................       1,400          20,615
 McGrath Rent Corp.....................................       3,100          84,971
 *MCK Communications, Inc..............................       4,100           5,207
 *McMoran Exploration Co...............................       7,900          33,496
 McRae Industries, Inc. Class A........................         300           2,100
 *MCSI, Inc............................................      14,600         189,143
 MDC Holdings, Inc.....................................      13,156         585,574
 *Meade Instruments Corp...............................      15,500          90,985
 Meadowbrook Insurance Group, Inc......................       1,700           6,545
 *Measurement Specialties, Inc.........................       5,700          39,615
 *Medarex, Inc.........................................      43,100         432,509
 #*Med-Design Corp.....................................       5,300          86,682
 Medford Bancorp, Inc..................................       1,600          41,720
 *Media 100, Inc.......................................       6,600          16,368
 #*Media Arts Group, Inc...............................       7,200          29,808
 Media General, Inc. Class A...........................      10,100         657,611
 #*MediaBay, Inc.......................................      12,900          61,533
 *Medical Action Industries, Inc.......................      12,500         159,500
 *Medicis Pharmaceutical Corp. Class A.................       2,500         115,875
 *Medimmune, Inc.......................................      10,102         328,517
 *Medquist, Inc........................................      20,700         574,115
 *Medstone International, Inc..........................       1,900          10,156
 *MEDTOX Scientific, Inc...............................       2,156          25,010
 #*Mego Finanacial Corp................................       1,500           7,725
 *Memberworks, Inc.....................................       7,600         130,530
 *MEMC Electronic Materials, Inc.......................      35,800         275,660
 *Mens Warehouse, Inc..................................      24,301         687,232
 Mentor Corp...........................................      11,700         447,993
 *Mentor Graphics Corp.................................      25,100         407,750
 *Mercantile Bank Corp.................................       2,100          47,681
 *Mercator Software, Inc...............................      16,900          40,476
 Merchants Bancshares, Inc.............................       9,150         255,056
                                                            SHARES           VALUE+
                                                            ------           ------
 Merchants Group, Inc..................................       1,400    $     34,650
 *Mercury Air Group, Inc...............................       3,400          16,065
 *Mercury Computer Systems, Inc........................      10,900         298,388
 Meridian Bioscience, Inc..............................       5,400          39,069
 *Meridian Medical Technology, Inc.....................       2,200          77,649
 *Meridian Resource Corp...............................      27,600          94,392
 *Merit Medical Systems, Inc...........................       7,494         129,571
 *Meritage Hospitality Group, Inc......................       1,000           5,500
 *Merix Corp...........................................       9,450         163,438
 *Merrimac Industries, Inc.............................         500           5,500
 *Mesa Air Group, Inc..................................      19,200         192,960
 *Mesa Labs, Inc.......................................       5,300          34,185
 *Mesaba Holdings, Inc.................................      10,100          69,387
 *Mestek, Inc..........................................       3,700          75,591
 *Meta Group, Inc......................................       5,500          14,163
 *MetaSolv Software, Inc...............................      33,100         149,116
 Methode Electronics, Inc. Class A.....................      23,300         249,427
 Met-Pro Corp..........................................       1,600          23,808
 *Metro One Telecommunications, Inc....................      14,050         242,784
 MetroCorp. Bancshares, Inc............................       1,400          18,431
 *Metrologic Instruments, Inc..........................       3,900          27,086
 *Metromedia International Group, Inc..................      12,300             738
 *Metropolitan Financial Corp..........................       1,700           7,183
 *Mexican Restaurants, Inc.............................         500           2,035
 MFB Corp..............................................         200           4,887
 *MFRI, Inc............................................         300             743
 *MGI Pharma, Inc......................................      13,000         102,765
 MI Schottenstein Homes, Inc...........................       4,000         256,200
 *Michael Anthony Jewelers, Inc........................       2,700           7,830
 *Michaels Stores, Inc.................................      20,600         895,070
 *Micro Component Technology, Inc......................       7,000          21,350
 *Micro General Corp...................................       2,800          55,930
 *Micro Linear Corp....................................       8,900          31,595
 *Microchip Technology, Inc............................       5,803         173,481
 MicroFinancial, Inc...................................         500           3,955
 *Micromuse, Inc.......................................      40,800         286,620
 *Micros Systems, Inc..................................      10,800         312,498
 *Micros to Mainframes, Inc............................       1,200           1,494
 *Microsemi Corp.......................................      17,100         248,463
 *Micro-Therapeutics, Inc..............................       9,900          47,768
 #*Microtune, Inc......................................      31,100         314,577
 *Microvision, Inc.....................................       6,000          45,990
 *Mid Atlantic Medical Services, Inc...................      26,100         937,251
 Mid Penn Bancorp, Inc.................................         200           3,690
 *Midas, Inc...........................................       7,700         103,796
 *Middleby Corp........................................       4,200          32,256
 Middlesex Water Co....................................       1,500          35,903
 Midland Co............................................       2,000          95,800
 Mid-State Bancshares..................................       9,900         183,002
 *Midway Games, Inc....................................      23,600         239,540
 Midwest Banc Holdings, Inc............................       1,100          30,872
 *Midwest Express Holdings, Inc........................       8,900         160,289
 MIIX Group, Inc.......................................       3,400           5,100
 *Mikohn Gaming Corp...................................       6,000          30,750
 Milacron, Inc.........................................      16,800         210,000
 #*Millennium Cell, Inc................................      20,700          57,546
 Millennium Chemicals, Inc.............................      22,600         322,050
 *Millennium Pharmaceuticals, Inc......................       8,392         127,013
 *Miller Industries, Inc...............................       8,500          31,450
 *Millerbuilding Systems Escrow Shares.................         500             150
 *MIM Corp.............................................      10,700         116,042
 Minerals Technologies, Inc............................      10,600         557,030

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CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 Minuteman International, Inc..........................         200    $      2,011
 *MIPS Technologies, Inc...............................       9,300          66,123
 *Misonix, Inc.........................................       2,700          18,185
 *Mission Resources Corp...............................      20,400          44,778
 *Mississippi Chemical Corp............................      13,100          18,602
 Mississippi Valley Bancshares, Inc....................       2,800         126,490
 Missouri Bancorp, Inc.................................         200           3,760
 *Mitcham Industries, Inc..............................       5,100          20,553
 *Mitek Systems, Inc...................................       4,800           7,536
 *Mity-Lite, Inc.......................................       2,400          28,524
 *MKS Instruments, Inc.................................      20,797         639,092
 *MKTG Services, Inc...................................         616             428
 *Mobile Mini, Inc.....................................       8,500         160,990
 *Mobius Management Systems, Inc.......................       9,100          26,345
 Mocon, Inc............................................       1,600          16,136
 Modine Manufacturing Co...............................      14,100         398,043
 *Modtech Holdings, Inc................................       6,500          71,305
 *Mohawk Industries, Inc...............................       6,174         404,520
 *Moldflow Corp........................................       5,100          50,159
 *Molecular Devices Corp...............................       9,500         179,740
 *Monaco Coach Corp....................................      14,250         361,950
 *Monarch Casino and Resort, Inc.......................       2,500          38,125
 *Mondavi (Robert) Corp. Class A.......................       5,100         183,473
 *Monro Muffler Brake, Inc.............................       3,500          76,808
 *Monterey Bay Bancorp, Inc............................         600          11,073
 *Monterey Pasta Co....................................       6,700          65,895
 Mony Group, Inc.......................................         354          12,312
 *Moog, Inc. Class A...................................       7,500         228,375
 *Moog, Inc. Class B...................................         200           7,000
 *Moore Medical Corp...................................         500           4,718
 *Morgan Group Holding Co..............................       1,200           1,050
 *Morton's Restaurant Group, Inc.......................       1,100          15,235
 *Mossimo, Inc.........................................       2,300          26,485
 *Mother's Work, Inc...................................         200           6,978
 *Motor Car Parts & Accessories, Inc...................         200             790
 Movado Group, Inc.....................................       4,800         103,200
 *Movie Gallery, Inc...................................      15,600         280,878
 *MPS Group, Inc.......................................      59,800         493,948
 *MRO Software, Inc....................................      13,200         176,616
 *MRV Communications, Inc..............................      39,000          55,965
 *MSC Industrial Direct Co., Inc. Class A..............      14,300         265,980
 *MSC Software Corp....................................      18,500         192,400
 *MTR Gaming Group, Inc................................      13,400         216,611
 MTS Systems Corp......................................       8,300          86,030
 *Mueller Industries, Inc..............................      18,100         599,834
 *Multex.com, Inc......................................      15,800          51,429
 *Multi Color Corp.....................................       2,050          34,338
 *Multilink Technology Corp............................      40,700          32,764
 #*Multimedia Games, Inc...............................       5,700         169,347
 *M-Wave, Inc..........................................       2,100           9,461
 Myers Industries, Inc.................................      11,924         188,280
 *Myriad Genetics, Inc.................................       9,100         202,839
 Mystic Financial, Inc.................................         200           3,494
 *Nabi Biopharmaceuticals..............................      26,200         154,842
 Nacco Industries, Inc. Class A........................       2,300         157,665
 *Nanogen, Inc.........................................      10,700          32,689
 *Nanometrics, Inc.....................................       7,100         120,523
 *Nanophase Technologies Corp..........................       6,900          39,020
 *Napco Security Systems, Inc..........................       1,400           9,268
 #*Napro Biotherapeutics, Inc..........................      14,100          97,643
 Nara Bancorp, Inc.....................................       2,500          58,438
                                                            SHARES           VALUE+
                                                            ------           ------
 Nash Finch Co.........................................       4,600    $    142,853
 *Nashua Corp..........................................       1,400           9,240
 #*Nastech Pharmaceutical Co., Inc.....................       4,000          63,740
 *NATCO Group, Inc. Class A............................       4,700          38,634
 *Nathans Famous, Inc..................................       3,100          12,617
 *National Beverage Corp...............................       3,900          51,831
 National Commerce Financial Corp......................         302           8,359
 *National Dentex Corp.................................       2,600          65,767
 *National Equipment Services, Inc.....................       3,100          10,230
 *National Healthcare Corp.............................         300           5,265
 *National Home Health Care Corp.......................       3,097          43,064
 *National Information Consortium, Inc.................      49,400         187,226
 *National Medical Health Card Systems, Inc............       2,900          31,538
 *National Oilwell, Inc................................       6,569         167,772
 National Penn Bancshares, Inc.........................       5,731         151,270
 National Presto Industries, Inc.......................       2,200          68,750
 *National Processing, Inc.............................      13,000         365,300
 *National Research Corp...............................       2,900          23,055
 *National RV Holdings, Inc............................       4,800          52,608
 National Security Group, Inc..........................       1,000          15,050
 National Service Industries, Inc......................       2,475          21,904
 *National Steel Corp. Class B.........................         500              80
 *National Technical Systems, Inc......................         900           1,976
 *National Western Life Insurance Co. Class A..........       1,700         188,734
 *Natrol, Inc..........................................       5,200           7,254
 *Natural Wonders, Inc.................................         400               0
 Natures Sunshine Products, Inc........................       8,300          91,425
 *Nautica Enterprises, Inc.............................      22,400         291,424
 #*Nautilus Group, Inc.................................      13,400         489,770
 *Navigant Consulting, Inc.............................      23,000         156,400
 *Navigant International, Inc..........................       8,100         122,310
 *Navigators Group, Inc................................       4,000         106,300
 NBT Bancorp...........................................      11,600         197,258
 *NBTY, Inc............................................      40,000         650,600
 *NCI Building Systems, Inc............................      10,300         211,150
 #*Nco Escrow..........................................       2,600               0
 *NCO Group, Inc.......................................      13,500         339,728
 *NCO Portfolio Management, Inc........................          60             426
 #*NCS Healthcare, Inc.................................       1,600             384
 NDChealth Corp........................................      15,300         493,731
 *Neff Corp. Class A...................................       4,800           2,712
 *Neiman Marcus Group, Inc.............................       6,400         236,800
 Nelson (Thomas), Inc..................................       5,000          65,250
 *Neoforma, Inc........................................      10,200         145,758
 *Neogen Corp..........................................       2,800          43,288
 *NeoMagic Corp........................................      13,400          39,195
 *NEON Systems, Inc....................................       5,800          29,377
 *Neopharm, Inc........................................       9,510         122,631
 *Neorx Corp...........................................      13,200          34,782
 *Neose Technologies, Inc..............................       8,400          88,830
 #*Net Perceptions, Inc................................      13,400          15,611
 *Net.B@nk, Inc........................................       5,356          71,315
 *Net2Phone, Inc.......................................      14,900          79,715
 *Netegrity, Inc.......................................      18,700         133,144
 *Netguru, Inc.........................................       4,000          11,940
 *NetIQ Corp...........................................      28,340         656,213
 *Netopia, Inc.........................................       6,900          26,048
 *NetRatings, Inc......................................      17,900         200,659
 *Netro Corp...........................................      26,000          61,620
 *Netscout System, Inc.................................      17,900         148,660

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
                                                            SHARES           VALUE+
                                                            ------           ------
 *NetSolve, Inc........................................       5,500    $     39,298
 *Network Associates, Inc..............................      13,800         267,030
 *Network Equipment Technologies, Inc..................      12,000          68,160
 *Network Plus Corp....................................       7,400              30
 *Neurocrine Biosciences, Inc..........................      11,400         369,702
 *Neurogen Corp........................................      11,600         138,910
 *New Brunswick Scientific Co., Inc....................       3,410          26,939
 *New Century Equity Holdings Corp.....................      14,800           6,290
 New Century Financial Corp............................       9,800         265,384
 New England Business Services, Inc....................       5,800         153,410
 *New Focus, Inc.......................................      43,100         132,533
 New Hampshire Thrift BancShares, Inc..................         100           1,885
 *New Horizons Worldwide, Inc..........................       3,175          33,973
 New York Community Bancorp Inc........................      41,139       1,168,553
 Newmil Bancorp, Inc...................................       1,600          34,920
 Newmont Mining Corp...................................       1,151          35,923
 *Newpark Resources, Inc...............................      41,400         325,404
 Newport Corp..........................................      18,300         322,904
 *Newtek Capital, Inc..................................       7,200          34,200
 *Nextel Partners, Inc.................................      72,200         367,859
 *Niagara Corp.........................................         900           2,763
 NL Industries, Inc....................................      14,200         255,600
 *NMS Communications Corp..............................      21,500          76,433
 *NMT Medical, Inc.....................................       5,600          37,660
 NN, Inc...............................................       3,000          32,250
 *Nobel Learning Communities, Inc......................       3,200          19,728
 *Nobility Homes, Inc..................................       1,900          17,290
 Nordson Corp..........................................       9,800         278,957
 *Norstan, Inc.........................................       5,500          36,685
 *Nortek, Inc..........................................       5,200         223,652
 *North American Scientific, Inc.......................       5,100          60,843
 North Central Bancshares, Inc.........................         400          11,082
 North Pittsburgh Systems, Inc.........................       2,200          32,978
 Northeast Bancorp.....................................         200           2,851
 Northeast Pennsylvania Financial Corp.................       1,400          24,290
 *Northern Technologies International Corp.............       5,300          21,412
 #*Northfield Laboratories, Inc........................       7,100          29,217
 *Northland Cranberries, Inc...........................       1,375           1,313
 Northrim BanCorp, Inc.................................       2,630          40,910
 Northrop Grumman Corp.................................          56           6,793
 Northway Financial, Inc...............................         200           5,909
 *Northwest Airlines Corp..............................      31,500         527,153
 Northwest Bancorp, Inc................................      10,200         149,430
 *Northwest Pipe Co....................................       3,900          78,585
 Norwood Financial Corp................................         200           5,658
 *Novadigm, Inc........................................       9,700          68,482
 #*Novamed Eyecare, Inc................................       4,500           3,668
 *Novavax, Inc.........................................      10,300          47,380
 *Novell, Inc..........................................      19,437          66,475
 *Novellus Systems, Inc................................       3,380         143,582
 *Noven Pharmaceuticals, Inc...........................      12,100         320,771
 *Novoste Corp.........................................       9,800          64,631
 *NPS Pharmaceuticals, Inc.............................      17,000         324,870
 *NQL, Inc.............................................       6,000              33
 *NS Group, Inc........................................      10,500          89,775
 NSD Bancorp, Inc......................................       1,575          35,776
 #*NTELOS, Inc.........................................      10,700          15,034
 *Nu Horizons Electronics Corp.........................       8,645          76,206
                                                            SHARES           VALUE+
                                                            ------           ------
 #*Nucentrix Broadband Networks, Inc...................       4,000    $     12,960
 *NuCo2, Inc...........................................       8,600         104,920
 *Nuevo Energy Co......................................      10,200         160,038
 NUI Corp..............................................         859          21,887
 *Number Nine Visual Technology Corp...................         700               7
 *Numerex Corp. Class A................................       4,900          41,822
 *Numerical Technologies, Inc..........................      22,600         178,992
 NuSkin Enterprises, Inc...............................      14,900         186,250
 *Nutraceutical International Corp.....................       4,600          31,671
 *Nx Networks, Inc.....................................       2,100              12
 #*NYFIX, Inc..........................................      15,975         151,283
 Nymagic, Inc..........................................       5,500         100,100
 *O.I. Corp............................................       1,000           4,925
 Oak Hill Financial, Inc...............................       1,200          25,602
 *Oak Technology, Inc..................................      31,903         412,984
 *Oakley, Inc..........................................      39,600         727,056
 *Oakwood Homes Corp...................................       4,080          28,886
 *OAO Technology Solutions, Inc........................       8,100          14,702
 *Obie Media Corp......................................       2,000           6,260
 *Oceaneering International, Inc.......................      14,600         452,746
 OceanFirst Financial Corp.............................       7,800         163,332
 *O'Charleys, Inc......................................      11,600         267,438
 *Ocular Sciences, Inc.................................      13,700         386,683
 *Ocwen Financial Corp.................................      38,100         251,460
 *Officemax, Inc.......................................      65,501         463,747
 *Official Payments Corp...............................       9,200          27,278
 *Offshore Logistics, Inc..............................      14,600         307,841
 Oglebay Norton Co.....................................       2,100          26,502
 *Ohio Casualty Corp...................................      31,900         667,189
 Oil-Dri Corp. of America..............................         800           7,240
 *Old Dominion Freight Lines, Inc......................       2,500          34,938
 Old National Bancorp..................................         849          21,734
 Olin Corp.............................................       8,800         173,184
 *Olympic Steel, Inc...................................       4,000          22,020
 *Omega Protein Corp...................................       8,700          35,670
 *Omni Nutraceuticals, Inc.............................       7,800             121
 *OmniVision Technologies, Inc.........................      15,600         198,276
 *Omnova Solutions, Inc................................       1,200          10,272
 *On Assignment, Inc...................................      14,000         299,950
 *ON Semiconductor Corp................................      94,100         271,479
 *On Technology Corp...................................       9,200          19,872
 *One Price Clothing Stores, Inc.......................         543           1,319
 Oneida, Ltd...........................................       8,200         148,420
 Oneok, Inc............................................      17,800         369,706
 *OneSource Information Services, Inc..................       6,600          45,606
 *Online Resources Corp................................      13,100          41,724
 *Ontrack Data International, Inc......................       3,900          58,676
 *Onyx Acceptance Corp.................................         500           2,363
 *Onyx Pharmacueticals, Inc............................       9,300          66,542
 *Onyx Software Corp...................................      21,500          78,368
 *OPENT Technologies, Inc..............................       5,100          47,048
 *Openwave Systems, Inc................................     106,000         640,240
 *Opinion Research Corp................................       2,500          15,200
 *Oplink Communications, Inc...........................      13,700          14,454
 Opti, Inc.............................................       7,200          11,304
 *Optical Sensors, Inc.................................       1,800           1,215
 *OpticNet, Inc........................................         950               0
 *Optika Imaging Systems, Inc..........................       2,000           4,110
 *Option Care, Inc.....................................      12,375         161,432
 *OraPharma, Inc.......................................       7,200          30,636
 *OraSure Technologies, Inc............................      18,800         126,054

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CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 *Orbital Sciences Corp................................      25,200    $    194,040
 *Orchid Biosciences, Inc..............................      11,400          16,644
 *Oregon Steel Mills, Inc..............................      13,900          77,840
 Oregon Trail Financial Corp...........................         700          13,475
 *O'Reilly Automotive, Inc.............................       9,200         295,780
 *Orleans Homebuilders, Inc............................       5,400          47,790
 *Orphan Medical, Inc..................................       4,200          47,943
 *Orthodontic Centers of America, Inc..................      18,121         470,784
 *Orthologic Corp......................................      15,700          76,852
 Oshkosh B'Gosh, Inc. Class A..........................       5,000         190,450
 Oshkosh Truck Corp. Class B...........................       8,100         488,552
 *OSI Pharmaceutical, Inc..............................      20,900         633,166
 *OSI Systems, Inc.....................................       7,500         155,175
 *Osmonics, Inc........................................       9,700         155,200
 *Osteotech, Inc.......................................       7,000          57,785
 *Ostex International, Inc.............................       5,400          11,313
 Otter Tail Power Co...................................       9,400         282,047
 *Outlook Group Corp...................................         700           3,651
 *Overland Data, Inc...................................       5,200          67,054
 Overseas Shipholding Group, Inc.......................      10,400         232,024
 *Overture Services, Inc...............................      28,400         550,108
 #Owens & Minor, Inc...................................      16,400         309,304
 #*Owens Corning.......................................       1,900           2,812
 *Owens-Illinois, Inc..................................      73,200       1,281,000
 *Owosso Corp..........................................         700             354
 Oxford Industries, Inc................................       2,300          63,204
 *Oxigene, Inc.........................................       9,700          19,740
 *OYO Geospace Corp....................................       2,300          28,405
 *P&F Industries, Inc. Class A.........................       1,300           9,438
 #*P.F. Chang's China Bistro, Inc......................      10,400         341,016
 Pacific Capital Bancorp...............................      20,800         672,776
 #*Pacific Gateway Exchange, Inc.......................       5,000              23
 *Pacific Mercantile Bancorp...........................       3,300          25,245
 Pacific Northwest Bancorp.............................       7,500         216,450
 *Pacific Sunwear of California, Inc...................      18,100         351,412
 #*Pacificare Health Systems, Inc......................      18,600         514,383
 *Packeteer, Inc.......................................      16,200         108,783
 *Pac-West Telecomm, Inc...............................       1,900             941
 *Pain Therapeutics, Inc...............................      15,000         128,400
 *Palm Harbor Homes, Inc...............................      11,331         255,571
 *PAM Transportation Services, Inc.....................         600          14,907
 *Panavision, Inc......................................         700           2,261
 *Panera Bread Co......................................       6,300         391,608
 *Pantry, Inc..........................................       9,100          36,855
 *Papa John's International, Inc.......................      21,500         729,388
 *Par Technology Corp..................................         900           4,878
 *Paradyne Networks Corp...............................      24,683          82,318
 *Paragon Technologies, Inc............................       1,900          15,580
 *Parallel Petroleum Corp..............................      10,200          28,815
 *Parametric Technology Corp...........................      63,600         222,282
 *Paravant, Inc........................................      13,100          47,488
 *Parexel International Corp...........................      15,100         205,209
 Park Electrochemical Corp.............................       7,850         232,753
 *Parker Drilling Co...................................      55,200         236,256
 #*Parkervision, Inc...................................       8,100         186,260
 *Park-Ohio Holdings Corp..............................       4,300          24,166
 Parkvale Financial Corp...............................       1,200          34,662
 *Parlex Corp..........................................       2,800          35,812
 *Party City Corp......................................       7,700         127,589
 *Pathmark Stores, Inc.................................      16,800         377,748
 *Patient Infosystems, Inc.............................       1,600             232
 Patina Oil & Gas Corp.................................      10,100         360,469
                                                            SHARES           VALUE+
                                                            ------           ------
 Patriot Bank Corp.....................................       3,050    $     43,066
 *Patriot Transportation Holding, Inc..................       1,500          43,875
 *Patterson-UTI Energy, Inc............................      30,500         931,318
 *Paxar Corp...........................................      26,700         456,036
 *Paxson Communications Corp...........................      29,100         267,720
 *Payless ShoeSource, Inc..............................      12,600         704,466
 *PC Connection, Inc...................................      22,800         222,642
 *PC Mall, Inc.........................................       4,700          19,646
 *PCD, Inc.............................................       1,700           1,955
 *PC-Tel, Inc..........................................      10,800          78,192
 *PDF Solutions, Inc...................................       5,600          56,924
 *PDI, Inc.............................................       8,000         156,640
 *PEC Solutions, Inc...................................      12,900         343,269
 *Pediatrix Medical Group, Inc.........................      14,100         536,505
 *Peerless Manufacturing Co............................         900          17,591
 *Peerless Systems Corp................................       1,600           2,904
 *Pegasus Communications Corp. Class A.................      40,800          57,936
 *Pegasus Solutions, Inc...............................      15,300         225,140
 *Pegasystems, Inc.....................................      18,900         213,381
 #*Pemstar, Inc........................................      26,300          40,897
 Penford Corp..........................................         500           9,648
 *Penn National Gaming, Inc............................       9,900         355,460
 *Penn Traffic Co......................................       2,300          24,300
 *Penn Treaty American Corp............................       1,000           4,400
 Penn Virginia Corp....................................       3,700         131,313
 Penn-America Group, Inc...............................       1,800          17,100
 Pennfed Financial Services, Inc.......................         800          21,256
 *Pentacon, Inc........................................         700             137
 Penton Media, Inc.....................................      17,600          72,512
 *Penwest Pharmaceuticals Co...........................       8,200         151,454
 *Peoples Community Bancorp............................       1,100          22,891
 Peoples Holding Co....................................         900          33,525
 Pep Boys -- Manny, Moe & Jack.........................      26,700         438,147
 *Performance Food Group Co............................      14,600         548,522
 *Performance Technologies, Inc........................       6,650          56,425
 *Pericom Semiconductor Corp...........................      14,900         205,769
 *Perini Corp..........................................      10,400          41,080
 PerkinElmer, Inc......................................       2,456          34,310
 *Perrigo Co...........................................      44,800         627,424
 *Perry Ellis International, Inc.......................         300           5,030
 *Per-Se Technologies, Inc.............................      14,933         161,351
 *Personnel Group of America, Inc......................       4,200           4,620
 *Pervasive Software, Inc..............................       7,900          31,008
 *Petrocorp, Inc.......................................       5,200          49,660
 *Petroleum Development Corp...........................       8,100          51,921
 *PetSmart, Inc........................................      55,700         913,480
 PFF Bancorp, Inc......................................       6,700         225,723
 *Pharmaceutical Products Development Service Co.......      15,000         381,150
 *Pharmaceutical Resources, Inc........................      15,100         374,631
 *Pharmacopeia, Inc....................................      15,200         169,556
 *Pharmacyclics, Inc...................................       7,200          33,948
 *Pharmanetics, Inc....................................       4,400          31,042
 *Pharmchem Laboratories, Inc..........................         700             438
 *Phar-Mor, Inc........................................       2,100              21
 *Philadelphia Consolidated Holding Corp...............      11,500         485,990
 Philadelphia Suburban Corp............................      15,875         328,613
 Phillips-Van Heusen Corp..............................      12,100         189,970
 *Phoenix Technologies, Ltd............................      15,400         198,275
 *Photoelectron Corp...................................      10,600          30,210

TAX-MANAGED U.S. SMALL CAP PORTFOLIO

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 *Photon Dynamics, Inc.................................       5,700    $    230,081
 *PhotoWorks, Inc......................................         800             218
 *Photronics, Inc......................................      17,095         390,877
 *Piccadilly Cafeterias, Inc...........................       3,500          12,425
 *Pico Holdings, Inc...................................      10,600         159,901
 Pier 1 Imports, Inc...................................      23,600         477,192
 *Pierre Foods, Inc....................................       1,100           2,585
 Pilgrims Pride Corp. Class B..........................      13,800         200,376
 Pinnacle Bancshares, Inc..............................         100           1,110
 *Pinnacle Entertainment, Inc..........................       6,600          70,422
 *Pinnacle Systems, Inc................................      32,700         357,902
 *Pioneer Drilling Co..................................       3,200          14,880
 *Pioneer Natural Resources Co.........................         700          16,891
 Pioneer Standard Electronics, Inc.....................      15,800         180,120
 Pittston Brink's Group................................      23,418         632,520
 *Pixelworks, Inc......................................      35,100         303,264
 *Plains Resources, Inc................................      15,300         413,100
 *Planar Systems, Inc..................................       7,400         169,349
 *PlanetCAD, Inc.......................................       1,900             608
 *Plantronics, Inc.....................................      19,600         444,332
 *PlanVista Corp.......................................       5,129          20,465
 *Plato Learning, Inc..................................       9,000         108,990
 *Playboy Enterprises, Inc. Class A....................       2,400          31,128
 *Playboy Enterprises, Inc. Class B....................      10,200         150,246
 *Playtex Products, Inc................................      30,400         413,136
 *Plexus Corp..........................................      23,400         529,191
 *Pliant Systems, Inc..................................         900               2
 #*Plug Power, Inc.....................................      36,800         321,080
 *PLX Technology, Inc..................................      11,600          81,780
 PMA Capital Corp. Class A.............................         300           5,780
 PNM Resources, Inc....................................      11,900         309,400
 Pocahontas Bancorp, Inc...............................       1,600          15,856
 Pogo Producing Co.....................................      12,200         385,764
 *Point.360............................................       3,700           9,805
 Polaris Industries, Inc...............................       5,300         368,562
 #*Polycom, Inc........................................       1,777          33,994
 #*PolyMedica Corp.....................................       8,400         302,862
 *Polymer Group, Inc...................................         700              56
 Polyone Corp..........................................      11,800         136,644
 *Pomeroy Computer Resource, Inc.......................       7,300         109,099
 Pope & Talbot, Inc....................................       7,000         113,400
 *Portal Software, Inc.................................      35,400          42,657
 *Possis Medical, Inc..................................       8,300         112,299
 Potlatch Corp.........................................       8,700         297,975
 *Powell Industries, Inc...............................       6,500         137,833
 *Power Intergrations, Inc.............................      13,700         309,415
 *PowerCerv Corp.......................................         288             183
 *Power-One, Inc.......................................      44,700         401,853
 *Powerwave Technologies, Inc..........................      36,000         381,780
 *Pozen, Inc...........................................       8,600          44,763
 *PPT Vision, Inc......................................         200             187
 *PracticeWorks, Inc...................................       2,625          43,811
 *PRAECIS Pharmaceuticals, Inc.........................      32,800         111,192
 Precision Castparts Corp..............................       3,400         119,374
 *Premier Bancorp, Inc.................................       1,200          11,790
 *Premier Financial Bancorp............................         100             918
 #*Pre-Paid Legal Services, Inc........................      10,700         258,940
 Presidential Life Corp................................      15,000         332,175
 *Presstek, Inc........................................      23,900         157,382
 *Preview Systems, Inc.................................       5,200             208
 *Previo, Inc..........................................       1,600           2,856
 #*PRG-Schultz International, Inc......................      26,900         376,197
                                                            SHARES           VALUE+
                                                            ------           ------
 *Price Communications Corp............................      31,343    $    546,308
 *Price Legacy Corp....................................       5,400          21,600
 *Priceline.com, Inc...................................     102,400         413,184
 *Pricesmart, Inc......................................       2,600         104,325
 *Pride International, Inc.............................      37,000         717,800
 *Prima Energy Corp....................................       7,525         176,950
 *Prime Hospitality Corp...............................      23,100         291,984
 *Prime Medical Services, Inc..........................       6,600          59,829
 *PRIMEDIA, Inc........................................     174,574         347,402
 *Primus Knowledge Solutions, Inc......................       1,400           1,589
 Princeton National Bancorp, Inc.......................       1,400          28,847
 *Princeton Review, Inc................................       4,600          36,777
 *Princeton Video Image, Inc...........................       5,000           6,550
 *Printronix, Inc......................................       1,200          14,496
 *Printware, Inc.......................................         600           2,625
 *Priority Healthcare Corp.............................      18,900         479,210
 *Private Business, Inc................................         454           1,691
 PrivateBancorp, Inc...................................       1,200          37,440
 *Proassurance Corp....................................      14,500         261,145
 *ProBusiness Services, Inc............................       9,800         169,099
 *Procom Technology, Inc...............................       7,200           8,784
 *Progenics Pharmaceuticals, Inc.......................       6,200          80,104
 *Programmers Paradise, Inc............................       2,200           5,390
 *Progress Financial Corp..............................       1,154          11,603
 *Progress Software Corp...............................      20,500         283,413
 *Prophet 21, Inc......................................       1,600          22,280
 *ProQuest Co..........................................      11,800         470,230
 *Protection One, Inc..................................      48,800         156,160
 *Protein Design Labs, Inc.............................      15,000         170,100
 *Proton Energy Systems, Inc...........................      20,400          93,126
 *Provant, Inc.........................................       7,300           2,847
 *Provell, Inc.........................................       2,100              63
 Providence & Worcester Railroad Co....................       1,900          16,910
 Provident Bancorp, Inc................................       1,000          28,570
 Provident Bankshares Corp.............................      13,897         363,337
 *Provident Financial Holdings, Inc....................         600          19,230
 Providian Financial Corp..............................       2,000          16,300
 *Province Healthcare Co...............................      25,250         643,244
 *Proxim Corp..........................................      27,399          87,677
 *ProxyMed, Inc........................................         800          16,752
 *PSB Bancorp, Inc.....................................         500           4,023
 *PSS World Medical, Inc...............................      41,200         340,106
 Psychemedics Corp.....................................       7,400          22,126
 *PTEK Holdings, Inc...................................      28,700         142,639
 Pulaski Financial Corp................................         700          13,794
 Pulte Homes Inc.......................................       6,615         358,731
 *Pure Resources, Inc..................................       3,441          74,154
 *PW Eagle, Inc........................................       4,900          34,276
 #*PYR Energy Corp.....................................       7,100          12,070
 Pyramid Breweries, Inc................................      14,800          34,854
 *Qad, Inc.............................................      17,900          52,537
 *QEP Co., Inc.........................................         200             861
 *QRS Corp.............................................       7,600          73,530
 Quaker Chemical Corp..................................       2,200          49,280
 *Quaker City Bancorp, Inc.............................       3,187         114,716
 *Quaker Fabric Corp...................................       7,900         103,056
 *Quality Dining, Inc..................................       2,300           8,660
 *Quality Systems, Inc.................................       2,900          46,908
 Quanex Corp...........................................       6,700         241,870
 *Quanta Services, Inc.................................      36,000         452,520
 #*Quentra Network Systems, Inc........................       1,600               2
 *Quest Software, Inc..................................      15,000         210,075

TAX-MANAGED U.S. SMALL CAP PORTFOLIO

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 *Questcor Pharmaceuticals, Inc........................       4,100    $      6,847
 *Questron Technology, Inc.............................       1,200              18
 *Quicklogic Corp......................................      10,600          47,965
 *Quidel Corp..........................................      16,100         106,341
 *Quigley Corp.........................................       5,000          35,075
 *Quiksilver, Inc......................................      13,400         308,870
 *Quipp, Inc...........................................       2,507          34,847
 Quixote Corp..........................................       1,600          28,336
 *Quovadx, Inc.........................................      14,800         103,378
 *R & B, Inc...........................................       3,700          35,631
 *R H Donnelley Corp...................................      15,400         441,210
 *Racing Champions ERTL Corp...........................       2,700          53,582
 Radian Group, Inc.....................................         900          48,870
 *Radiance Medical Systems, Inc........................       3,900           5,129
 *Radiant Systems, Inc.................................      15,800         206,506
 *Radio One, Inc.......................................      11,100         246,254
 *Radiologix, Inc......................................       9,800         130,732
 *RadiSys Corp.........................................      10,511         137,169
 *Railamerica, Inc.....................................      23,500         245,340
 *Rainbow Rentals, Inc.................................       2,400          20,712
 *Rainbow Technologies, Inc............................      16,100          94,588
 *Ralcorp Holdings, Inc................................      16,900         475,566
 #*Rambus, Inc.........................................      58,400         388,944
 *Ramtron International Corp...........................      10,400          33,124
 *Range Resources Corp.................................      28,500         150,765
 *Rare Hospitality International, Inc..................      13,300         374,262
 Raven Industries, Inc.................................       1,200          32,214
 *Rawlings Sporting Goods, Inc.........................       3,311          17,217
 Rayonier, Inc.........................................       3,200         168,064
 *Rayovac Corp.........................................      18,300         333,975
 *Raytech Corp.........................................       4,100          17,630
 *RCM Technologies, Inc................................       5,300          27,401
 #*RCN Corp............................................      51,700          88,924
 *Reading International, Inc. Class A..................         560           2,072
 *Reading International, Inc. Class B..................         140             539
 *Read-Rite Corp.......................................      71,800         170,525
 *RealNetworks , Inc...................................      89,900         764,600
 *Recoton Corp.........................................       5,900          15,724
 *Red Hat, Inc.........................................      94,700         450,772
 *Redback Networks, Inc................................      87,300         181,148
 #*Redhook Ale Brewery, Inc............................         800           1,952
 Redwood Empire Bancorp................................       1,050          31,784
 *Reebok International, Ltd............................      25,000         654,500
 *Refac................................................         200             640
 Regal Beloit Corp.....................................      10,500         264,600
 *Regeneration Technologies, Inc.......................       6,600          35,838
 #*Regeneron Pharmaceuticals, Inc......................      22,500         371,813
 *Regent Communications, Inc...........................      19,900         155,121
 Regis Corp............................................      20,400         587,724
 *Register.Com, Inc....................................      25,800         205,110
 *Rehabcare Group, Inc.................................      10,400         277,160
 *Rehabilicare, Inc....................................       5,400          28,971
 *Reliability, Inc.....................................       3,800          10,070
 Reliance Steel & Aluminum Co..........................      13,900         428,815
 *Remec, Inc...........................................      25,450         187,948
 *RemedyTemp, Inc......................................       2,900          50,286
 *Remington Oil & Gas Corp.............................      14,300         278,493
 *Renaissance Learning, Inc............................      19,700         677,286
 *Renal Care Group, Inc................................       4,700         159,354
 *Rent-A-Center, Inc...................................      14,700         832,314
 *Rentrak Corp.........................................       5,300          31,138
 *Rent-Way, Inc........................................      11,000         129,800
                                                            SHARES           VALUE+
                                                            ------           ------
 *Repligen Corp........................................      14,400    $     43,560
 *Reptron Electronics, Inc.............................       3,200           9,440
 Republic Bancorp, Inc.................................      25,598         372,323
 Republic Bancorp, Inc. Class A........................       1,000          11,460
 *Republic Bankshares, Inc.............................       3,800          75,981
 *Republic First Bancorp, Inc..........................       2,500          16,413
 *Res-Care, Inc........................................      13,900         113,216
 #*ResMed, Inc.........................................      15,100         414,495
 *Resonate, Inc........................................      10,500          24,255
 *ResortQuest International, Inc.......................       7,800          49,920
 Resource America, Inc.................................       8,900         102,306
 *Resources Connection, Inc............................       8,500         217,133
 *Respironics, Inc.....................................      17,716         614,125
 *Restoration Hardware, Inc............................      15,300         123,089
 *Retek, Inc...........................................      19,000         463,695
 #*Revlon, Inc.........................................      20,800         109,824
 *Rex Stores Corp......................................       8,925         144,674
 *Rexhall Industries, Inc..............................       1,300          10,654
 *RF Monolithics, Inc..................................       3,200          14,000
 RGS Energy Group, Inc.................................       1,000          40,040
 #*Rhythms NetConnections, Inc.........................       1,700               1
 *Ribozyme Pharmaceuticals, Inc........................       7,600           7,562
 *Rica Foods, Inc......................................       2,200           2,772
 Richardson Electronics, Ltd...........................      12,700         141,859
 *Rigel Pharmaceuticals, Inc...........................      29,700         117,761
 Riggs National Corp...................................      13,200         198,198
 *Right Management Consultants, Inc....................       9,100         251,069
 *Rimage Corp..........................................       4,200          35,154
 *Rita Medical Systems, Inc............................       6,200          61,659
 Riverview Bancorp, Inc................................         900          12,915
 Rivianna Foods, Inc...................................       4,300         103,523
 *Riviera Holdings Corp................................       1,100           6,683
 *Riviera Tool Co......................................         300             516
 RLI Corp..............................................       3,400         182,750
 *RMH Teleservices, Inc................................       7,300          86,177
 Roadway Corp..........................................       8,700         278,618
 Roanoke Electric Steel Corp...........................       1,500          20,603
 Robbins & Myers, Inc..................................       3,300          79,563
 *Robotic Vision Systems, Inc..........................         300             395
 *Rochester Medical Corp...............................       2,400          14,880
 *Rock of Ages Co......................................       1,800          12,492
 Rock-Tenn Co. Class A.................................       8,900         165,362
 *Rocky Shoes & Boots, Inc.............................       1,500           9,803
 *Rofin-Sinar Technologies, Inc........................       5,500          56,760
 *Rogers Corp..........................................       8,600         263,590
 *Rogue Wave Software, Inc.............................       7,500          23,738
 *Rohn Industries, Inc.................................      13,000           5,135
 Rollins, Inc..........................................      18,200         380,380
 Roper Industries, Inc.................................       5,400         210,600
 *Ross Systems, Inc....................................       1,100           9,048
 Rouge Industries, Inc. Class A........................       2,900           5,220
 Rowan Companies, Inc..................................       6,500         167,050
 *Roxio, Inc...........................................       1,481          24,977
 *Royal Appliance Manufacturing Co.....................       7,800          51,870
 Royal Bancshares of Pennsylvania Class A..............         111           2,270
 *Royal Energy, Inc....................................       2,006          12,713
 Royal Gold, Inc.......................................       4,800          70,944
 RPC, Inc..............................................       9,800         137,200
 RPM, Inc..............................................      30,700         483,218
 *RSA Security, Inc....................................      31,000         178,095
 *RTI International Metals, Inc........................      11,500         130,525

TAX-MANAGED U.S. SMALL CAP PORTFOLIO

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 *RTW, Inc.............................................       4,000    $      4,320
 Ruby Tuesday, Inc.....................................      28,500         662,910
 Ruddick Corp..........................................      23,100         374,220
 *Rudolph Technologies, Inc............................      17,500         406,263
 *Rural Cellular Corp. Class A.........................       1,900           5,358
 *Rush Enterprises, Inc................................       2,900          30,465
 Russ Berrie & Co., Inc................................       9,900         338,283
 Russell Corp..........................................      15,900         293,832
 *RWD Technologies, Inc................................       6,200          17,825
 *Ryans Family Steak Houses, Inc.......................      26,250         458,850
 Ryder System, Inc.....................................      18,100         541,190
 Ryerson Tull, Inc.....................................      11,100         120,435
 Ryland Group, Inc.....................................      16,328         881,712
 *S&K Famous Brands, Inc...............................         900          11,957
 S&T Bancorp, Inc......................................       7,900         200,107
 *S1 Corp..............................................      29,600         223,184
 *Saba Software, Inc...................................      33,600          83,664
 *Safeguard Scientifics, Inc...........................      66,000         130,020
 *SafeNet, Inc.........................................       3,800          50,882
 *Safety Components International, Inc.................          14              95
 *Saga Communications, Inc. Class A....................       7,900         210,535
 *SAGA Systems, Inc. Escrow Shares.....................      14,700               0
 *Saks, Inc............................................      36,600         510,936
 Salisbury Bancorp, Inc................................         200           5,220
 #*Salton, Inc.........................................       5,000          71,600
 *Samsonite Corp.......................................       4,900           4,949
 *San Filippo (John B.) & Son, Inc.....................       2,800          19,628
 *Sanchez Computer Associates, Inc.....................      14,400          84,096
 Sanders Morris Harris Group, Inc......................       6,400          38,560
 Sanderson Farms, Inc..................................       2,700          70,214
 *Sandisk Corp.........................................      41,600         582,608
 Sandy Spring Bancorp, Inc.............................       2,850         100,662
 *Sangamo BioSciences, Inc.............................      10,500          65,573
 *Sangstat Medical Corp................................      10,400         228,644
 *Sapient Corp.........................................      67,000          98,490
 *Satcon Technology Corp...............................       7,400          13,357
 *Saucony, Inc. Class A................................         300           2,082
 *Saucony, Inc. Class B................................       1,500          10,470
 Sauer, Inc............................................      13,600         134,640
 *SBA Communications Corp..............................      28,500          42,038
 *SBE, Inc.............................................         100             203
 *SBS Technologies, Inc................................       9,100         120,393
 *ScanSoft, Inc........................................      29,100         253,752
 *ScanSource, Inc......................................       3,800         251,845
 Schawk, Inc. Class A..................................       4,600          44,482
 *Scheid Vineyards, Inc................................       2,700           9,626
 *Schein (Henry), Inc..................................       8,400         416,514
 *Scherer Healthcare, Inc..............................         400           1,494
 *Schick Technologies, Inc.............................         500           1,500
 *Schieb (Earl), Inc...................................         400           1,120
 *Schlotzskys, Inc.....................................       3,000          14,205
 Schnitzer Steel Industries, Inc. Class A..............       1,100          22,033
 *Scholastic Corp......................................      11,900         565,607
 *School Specialty, Inc................................         900          23,940
 *Schuff Steel Co......................................         300             786
 Schulman (A.), Inc....................................      14,600         289,591
 Schweitzer-Maudoit International, Inc.................       6,100         173,301
 #*Sciclone Pharmaceuticals, Inc.......................      19,200          69,216
 *Scientific Games Corp................................      23,500         199,750
 *Scientific Learning Corp.............................       4,300           6,601
 *Scios-Nova, Inc......................................      22,000         555,390
                                                            SHARES           VALUE+
                                                            ------           ------
 *SCM Microsystems, Inc................................       8,800    $     96,756
 Scope Industries, Inc.................................         400          26,400
 *Scotts Co. Class A...................................      13,000         609,050
 *SCP Pool Corp........................................      13,750         402,256
 SCPIE Holdings, Inc...................................       2,100          18,648
 *ScreamingMedia, Inc..................................      13,000          20,215
 Seaboard Corp.........................................         270          69,390
 *Seachange International, Inc.........................      15,800         126,321
 *Seacor Smit, Inc.....................................      11,000         535,700
 Second Bancorp, Inc...................................       1,300          33,254
 *Secure Computing Corp................................      14,500         157,253
 *Security National Financial Corp. Class A............       1,600           7,464
 *SeeBeyond Technology Corp............................      30,200          95,281
 *SEEC, Inc............................................       3,000           4,635
 *Segue Software, Inc..................................       4,000           9,400
 *Seitel, Inc..........................................      14,000          35,840
 #*Select Comfort Corp.................................       9,200          58,650
 *Selectica, Inc.......................................      16,200          58,239
 Selective Insurance Group, Inc........................      11,100         300,255
 SEMCO Energy, Inc.....................................       8,100          63,180
 *Semitool, Inc........................................      17,100         229,226
 *SEMX Corp............................................       2,600           3,172
 *Seneca Foods Corp. Class B...........................         400           6,030
 Sensient Technologies Corp............................       9,100         217,217
 *Sepracor, Inc........................................      32,400         379,242
 *Sequa Corp. Class A..................................       3,400         185,640
 *Sequa Corp. Class B..................................       1,600          94,400
 *Sequenom, Inc........................................      21,100         103,285
 *SeraCare Life Sciences, Inc..........................         880           5,724
 *Serena Software, Inc.................................      22,600         319,903
 *Serologicals Corp....................................      15,900         294,707
 *Service Corp. International..........................      28,000         115,920
 *SFBC International, Inc..............................       3,400          60,197
 *Shared Technologies Cellular, Inc....................       1,800              15
 *Sharper Image Corp...................................       6,500         123,078
 *Shaw Group, Inc......................................      22,700         759,315
 *Sheffield Medical Technologies, Inc..................      15,400          24,486
 *Sheldahl, Inc........................................       5,200             104
 *Sherwood Brands, Inc.................................       1,300           7,215
 *Shiloh Industries, Inc...............................       6,700          15,980
 *Shoe Carnival, Inc...................................       7,400         140,563
 *Shoe Pavilion, Inc...................................         600           1,002
 *Sholodge, Inc........................................       2,100          11,739
 #*Shop At Home, Inc...................................      21,700          65,751
 *Shopko Stores, Inc...................................      15,300         314,721
 *Shuffle Master, Inc..................................       8,700         148,944
 *SICOR, Inc...........................................      11,600         190,936
 *Siebert Financial Corp...............................      12,400          48,484
 *Sierra Health Services, Inc..........................      16,400         307,500
 *Sifco Industries, Inc................................       1,500           8,250
 *Sight Resource Corp..................................         900             360
 *Sigma Designs, Inc...................................       8,200          24,682
 *Signal Technology Corp...............................       5,500          47,630
 *SignalSoft Corp......................................       6,200          13,733
 *Silgan Holdings, Inc.................................       8,000         301,000
 *Silicon Graphics, Inc................................      85,500         248,805
 *Silicon Image, Inc...................................      28,400         237,282
 *Silicon Laboratories, Inc............................      14,500         346,623
 *Silicon Storage Technology, Inc......................      50,900         547,430
 *Silicon Valley Bancshares............................      20,100         625,613
 *Siliconix, Inc.......................................      11,700         374,810

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CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 *Silver Stream Software, Inc..........................      15,600    $     77,298
 *Simon Transportation Services, Inc...................       2,600              78
 *Simon Worldwide, Inc.................................       7,300             949
 *SimpleTech, Inc......................................      19,600         107,310
 *Simpson Manufacturing Co., Inc.......................       7,200         453,600
 *Simula, Inc..........................................       3,900          19,812
 *Sinclair Broadcast Group, Inc. Class A...............      33,300         493,673
 *Sipex Corp...........................................      15,400         146,223
 *Sirenza Microdevices, Inc............................      15,200          60,876
 #*Sirius Satellite Radio, Inc.........................         900           3,587
 *Sitel Corp...........................................      37,500          97,500
 *Six Flags, Inc.......................................      18,700         300,322
 *Skechers U.S.A., Inc. Class A........................       7,600         164,996
 *SkillSoft Corp.......................................       9,600         175,536
 Skyline Corp..........................................       2,600          89,960
 Skywest, Inc..........................................      17,400         405,333
 *SL Industries, Inc...................................       2,400          17,760
 SLI, Inc..............................................       2,600           1,482
 *Smart & Final Food, Inc..............................       3,800          35,378
 *SmartDisk Corp.......................................       6,500           3,803
 Smith (A.O.) Corp.....................................       7,400         220,520
 Smith (A.O.) Corp. Convertible Class A................         200           6,200
 *Smithfield Foods, Inc................................       3,700          68,080
 *Smithway Motor Express Corp. Class A.................         700           1,176
 *Socrates Technolgies Corp............................       3,300              11
 *Software Spectrum, Inc...............................       1,900          69,664
 *Sola International, Inc..............................      14,000         167,720
 Solutia, Inc..........................................      32,500         264,875
 *Somera Communications, Inc...........................      32,900         202,171
 Sonesta International Hotels Corp. Class A............       1,500           9,278
 *Sonic Automotive, Inc................................      15,100         499,810
 *Sonic Corp...........................................      21,750         619,005
 #*Sonic Foundry, Inc..................................      13,400          19,430
 *Sonic Innovations, Inc...............................       9,900          68,558
 *Sonic Solutions......................................       5,100          41,387
 #*SONICblue, Inc......................................      75,424         107,102
 *SonicWALL, Inc.......................................      60,400         369,950
 #*Sonus Networks, Inc.................................     184,500         379,148
 *Sonus Pharmaceuticals, Inc...........................       7,000          24,605
 #*Sorrento Networks Corp..............................       8,100          12,231
 *Sotheby's Holdings, Inc. Class A.....................      30,400         425,904
 Sound Federal Bancorp.................................       1,500          28,860
 *SoundView Technology Group, Inc......................      53,300         109,798
 *Source Information Management, Inc...................      12,500          58,875
 *Sourcecorp, Inc......................................      14,100         420,039
 South Financial Group, Inc............................      17,280         393,725
 South Jersey Industries, Inc..........................       3,100         108,872
 *Southern Energy Homes, Inc...........................       4,000           8,800
 *Southern Union Co....................................      27,958         472,490
 SouthTrust Corp.......................................         400          10,386
 *Southwall Technologies, Inc..........................       4,700          37,365
 *Southwest Bancorporation of Texas, Inc...............      20,400         678,402
 Southwest Gas Corp....................................      15,800         384,098
 Southwest Georgia Financial Corp......................       1,000          18,250
 Southwest Water Co....................................       4,515          83,460
 *Southwestern Energy Co...............................      14,700         206,388
 Sovereign Bancorp, Inc................................       5,921          91,657
                                                            SHARES           VALUE+
                                                            ------           ------
 #*Spacehab, Inc.......................................       1,600    $      1,960
 *Spacelabs Medical, Inc...............................       4,300          61,017
 Span-American Medical System, Inc.....................         200           1,488
 *Spanish Broadcasting System, Inc.....................      11,100         160,617
 *SPAR Group, Inc......................................         700           1,663
 Spartan Motors, Inc...................................       4,800          63,120
 Spartech Corp.........................................      15,500         392,150
 *Sparton Corp.........................................       3,200          28,320
 *Specialty Laboratories, Inc..........................      20,800         149,552
 *SpectraLink Corp.....................................      11,100         115,052
 *Spectranetics Corp...................................      11,600          29,406
 *Spectrian Corp.......................................       5,500          71,390
 *Spectrum Control, Inc................................       5,800          39,759
 *SpectRx, Inc.........................................       4,600          21,666
 *SpeechWorks International, Inc.......................      44,700         180,365
 *SpeedFam-IPEC, Inc...................................      15,200          66,500
 *Speedway Motorsports, Inc............................      24,500         668,605
 *Spherion Corp........................................      31,100         343,033
 #*Spherix, Inc........................................       5,300          30,369
 Spiegel, Inc. Class A Non-Voting......................       7,800          11,895
 *Spinnaker Exploration Co.............................      16,000         612,480
 *Spire Corp...........................................       3,100          12,013
 *Sport Chalet, Inc....................................       2,300          21,229
 *Sport-Haley, Inc.....................................         600           2,607
 *Sports Authority, Inc................................      18,900         243,243
 *Sports Club Co., Inc.................................         200             505
 *SportsLine.Com, Inc..................................      13,200          16,830
 *Sportsman's Guide, Inc...............................         100             799
 *SPS Technologies, Inc................................       6,900         252,609
 *SPSS, Inc............................................      10,431         166,948
 *SRI/Surgical Express, Inc............................       2,100          29,694
 *SRS Labs, Inc........................................       6,100          15,098
 *SS&C Technologies, Inc...............................       7,900          97,328
 #*SSE Telecom, Inc....................................       1,300              10
 *SSP Solutions, Inc...................................       4,900           5,782
 St. Francis Capital Corp..............................       3,000          71,025
 St. Mary Land & Exploration Co........................      12,600         294,147
 *Staar Surgical Co....................................      11,000          54,230
 Staff Leasing, Inc....................................       9,800          38,465
 *Stamps.com, Inc......................................       8,000          36,520
 Standard Commercial Corp..............................       3,200          60,480
 *Standard Management Corp.............................       3,100          24,769
 *Standard Microsystems Corp...........................       9,800         223,391
 Standard Motor Products, Inc. Class A.................       5,000          81,950
 Standard Pacific Corp.................................      15,000         495,000
 Standard Register Co..................................      10,700         353,100
 Standex International Corp............................       5,100         131,784
 *Stanley Furniture, Inc...............................       4,000         128,200
 *Star Scientific, Inc.................................      30,500          42,700
 *StarMedia Network, Inc...............................      12,700             572
 *Starmet Corp.........................................       1,000               1
 Starrett (L.S.) Co. Class A...........................         500          11,325
 *Startec Global Communications Corp...................       5,500             330
 *StarTek, Inc.........................................       7,300         194,326
 State Auto Financial Corp.............................      15,500         252,108
 State Financial Services Corp. Class A................       4,000          60,300
 Staten Island Bancorp, Inc............................      29,400         601,230
 #*Station Casinos, Inc................................      33,250         553,613
 *Steak n Shake Co.....................................      16,382         244,911
 *Steel Dynamics, Inc..................................      26,200         467,015

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CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 Steel Technologies, Inc...............................         300    $      3,338
 *SteelCloud Co........................................       6,100          21,411
 *Stein Mart, Inc......................................      24,900         283,238
 *Steinway Musical Instruments, Inc....................       2,300          50,945
 *Stellent, Inc........................................      12,800          71,488
 *Stemcells, Inc.......................................      11,700          21,177
 Stepan Co.............................................         600          16,140
 Stephan Co............................................         900           3,402
 *Stericycle, Inc......................................       9,100         627,263
 *Steris Corp..........................................      31,900         674,685
 Sterling Bancorp......................................       1,936          66,792
 Sterling Bancshares...................................      19,650         284,434
 *Sterling Financial Corp..............................       6,545         149,719
 Stewart & Stevenson Services, Inc.....................      14,000         235,410
 *Stewart Enterprises, Inc.............................      57,900         347,690
 *Stewart Information Services Corp....................       9,700         192,545
 Stifel Financial Corp.................................       3,600          48,600
 *Stillwater Mining Co.................................      20,300         359,310
 *STM Wireless, Inc. Class A...........................       3,400           4,165
 *Stone Energy Corp....................................      28,835       1,186,560
 *Stoneridge, Inc......................................       8,400         132,300
 #*Storage Computer Corp...............................       9,400          56,212
 *Storage Technology Corp..............................       2,500          45,000
 *StorageNetworks, Inc.................................      65,200         114,752
 *Stratasys, Inc.......................................       2,400          15,624
 *Strategic Diagnostics, Inc...........................       7,600          34,960
 *Strategic Distribution, Inc..........................         800          10,012
 *Stratesec, Inc.......................................         400             136
 *Stratos Lightwave, Inc...............................      29,043          60,119
 *Strattec Security Corp...............................       3,400         177,701
 *Stratus Properties, Inc..............................       2,150          19,339
 Strayer Ed, Inc.......................................       7,700         454,878
 Stride Rite Corp......................................      20,800         164,320
 *Strouds, Inc.........................................         700               2
 Sturm Ruger & Co., Inc................................      13,500         187,110
 #*Styleclick, Inc. Class A............................       3,600             792
 *Suburban Lodges of America, Inc. Escrow Shares.......       4,100               0
 *Summa Industries, Inc................................       2,200          21,692
 Summit Bancshares, Inc................................         200           4,921
 *Sun Bancorp, Inc.....................................       4,676          67,802
 *Sunair Electronics, Inc..............................         300             720
 *Sunland Entertainment Co., Inc.......................         800              80
 #*Sunrise Assisted Living, Inc........................      12,000         350,520
 *Sunrise Telecom, Inc.................................      19,400          42,583
 *Suntron Corp.........................................       2,975          24,693
 #*Superconductor Technologies, Inc....................       9,400          36,237
 *Supergen, Inc........................................      17,900         105,700
 *Superior Consultant Holdings Corp....................       5,000          27,225
 *Superior Energy Services, Inc........................      40,200         422,904
 Superior Industries International, Inc................       7,800         356,928
 *Superior Telecom, Inc................................       6,400           4,416
 Superior Uniform Group, Inc...........................         700           7,875
 *Supertex, Inc........................................       6,800         120,122
 *SupportSoft, Inc.....................................       3,000           8,745
 *Supreme Industries, Inc..............................       3,000          18,600
 *SurModics, Inc.......................................       8,600         292,185
 Susquehanna Bancshares, Inc...........................      15,700         376,408
 *SVB Financial Services, Inc..........................         200           2,575
 *Swift Energy Corp....................................      15,100         221,517
 *Swift Transportation, Inc............................      13,750         288,269
 *Swiss Army Brands, Inc...............................         500           3,130
                                                            SHARES           VALUE+
                                                            ------           ------
 *Switchboard, Inc.....................................      13,000    $     75,140
 SWS Group, Inc........................................       7,898         163,173
 *Sybase, Inc..........................................      22,100         295,698
 *Sycamore Networks, Inc...............................      78,600         282,567
 *Sykes Enterprises, Inc...............................      22,600         214,022
 *Sylvan Learning Systems, Inc.........................      22,200         610,611
 *Sylvan, Inc..........................................       1,100          14,020
 *Symantec Corp........................................       7,400         254,375
 Symbol Technologies, Inc..............................       1,500          12,855
 *Symmetricom, Inc.....................................      12,850          62,965
 *Symphonix Devices, Inc...............................         200             126
 *Syms Corp............................................       5,900          34,633
 *Symyx Technologies...................................      15,700         255,125
 Synalloy Corp.........................................         200             896
 *Synaptic Pharmaceutical Corp.........................       5,200          31,070
 *Syncor International Corp............................      13,700         425,180
 *Synovis Life Technologies, Inc.......................       7,600          66,120
 *Syntel, Inc..........................................      22,000         329,340
 *Syntellect, Inc......................................       4,600           3,197
 *Synthetech, Inc......................................         700           1,096
 *Syntroleum Corp......................................      20,300          86,783
 *Sypris Solutions, Inc................................       2,900          54,013
 *System Software Associates, Inc......................         350               1
 *Systemax, Inc........................................       9,200          28,060
 *Systems & Computer Technology Corp...................      19,900         286,162
 *T/R Systems, Inc.....................................         400             740
 *T-3 Energy Services, Inc.............................         100             909
 *Tab Products Co......................................         600           3,240
 *Tag-It Pacific, Inc..................................       4,000          16,700
 *Taitron Components, Inc..............................         500             773
 #*Take Two Interactive Software.......................      18,700         480,684
 TALX Corp.............................................       5,076          93,855
 *Tandy Brand Accessories, Inc.........................       2,500          31,300
 *Tandy Crafts, Inc....................................       1,200              24
 *Tanning Technology Corp..............................       8,900          10,858
 *Tanox, Inc...........................................      27,700         329,353
 *Targeted Genetics Corp...............................      25,400          34,163
 *Tarrant Apparel Group................................       6,600          36,861
 Tasty Baking Co.......................................       3,800          60,344
 TB Woods Corp.........................................         900           7,610
 *TBA Entertainment Corp...............................       2,400           7,200
 *TBC Corp.............................................      12,800         200,640
 *TCSI Corp............................................         600             375
 *Team, Inc............................................       3,000          27,750
 *TeamStaff, Inc.......................................       7,300          46,903
 Tech/Ops Sevcon, Inc..................................         400           3,500
 Teche Holding Co......................................         400          10,100
 *Techne Corp..........................................      14,900         466,445
 Technitrol, Inc.......................................      43,400       1,121,890
 *Technology Solutions Corp............................      17,700          27,878
 *TechTeam Global, Inc.................................       4,500          36,675
 Tecumseh Products Co. Class A.........................       4,200         195,321
 *Tegal Corp...........................................       5,600           6,132
 *Tejon Ranch Co.......................................       7,100         214,065
 *Tekelec..............................................      25,200         268,002
 *Teletech Holdings, Inc...............................      38,600         456,445
 *Telik, Inc...........................................      18,200         216,034
 *Telular Corp.........................................       6,800          38,658
 *TenFold Corp.........................................       8,300           3,818
 *Tengasco, Inc........................................       1,200           4,320
 Tennant Co............................................       1,800          71,550

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CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 *Tenneco Automotive, Inc..............................      22,100    $    136,357
 *Teradyne, Inc........................................       2,599          70,381
 *Terayon Communication Systems, Inc...................      40,500         115,425
 *Terex Corp...........................................      19,608         498,043
 *Terra Industries, Inc................................      57,100         116,484
 *Tesoro Petroleum Corp................................      33,000         232,650
 *Tessco Technologies, Inc.............................       2,500          33,463
 #*Tetra Tech, Inc.....................................      31,612         455,371
 *Tetra Technologies, Inc..............................       9,200         227,240
 *Texas Biotechnology Corp.............................      47,600         215,580
 Texas Industries, Inc.................................       8,500         320,535
 Texas Regional Banchshares, Inc. Class A..............       6,290         295,913
 TF Financial Corp.....................................         400           9,528
 *The Medicines Co.....................................      23,500         212,323
 *Theragenics Corp.....................................      32,800         280,440
 *Therma-Wave, Inc.....................................      14,000         145,250
 *Thermo-Electron Corp.................................       3,150          57,834
 *TheStreet.com, Inc...................................      12,100          32,973
 *Third Wave Technologies..............................       1,400           3,899
 Thistle Group Holdings Co.............................       1,600          20,080
 Thomas & Betts Corp...................................      32,500         709,150
 Thomas Industries, Inc................................       4,700         135,595
 Thor Industries, Inc..................................       7,200         500,400
 *Thoratec Laboratories Corp...........................      33,075         314,874
 *Thousand Trails, Inc.................................       3,700          37,925
 *T-HQ, Inc............................................      15,150         484,952
 *Three-Five Systems, Inc..............................      11,899         142,788
 *Tickets.com, Inc.....................................       2,050           4,141
 #*Tidel Technologies, Inc.............................       4,800           1,848
 *Tier Technologies, Inc. Class B......................       8,100         135,189
 *TII Network Technologies, Inc........................       1,800             837
 Timberland Bancorp, Inc...............................       1,500          25,778
 *Timberland Co. Class A...............................       3,000         116,340
 Timberline Software Corp..............................       4,100          25,297
 *Timco Aviation Services, Inc.........................         630           1,175
 Timken Co.............................................      18,000         403,200
 *Tipperary Corp.......................................       4,600           8,510
 *TippingPoint Technologies, Inc.......................       1,800          19,161
 *Titan Corp...........................................      21,570         463,755
 Titan International, Inc..............................       8,300          42,330
 *Titan Pharmaceuticals, Inc...........................      15,800          62,410
 *Titanium Metals Corp.................................      13,900          54,349
 #*TiVo, Inc...........................................      21,500          93,740
 *TLC Vision Corp......................................       7,600          23,332
 *TMBR/Sharp Drilling, Inc.............................       1,200          17,790
 *T-Netix, Inc.........................................       7,000          26,985
 *Todd Shipyards Corp..................................       1,250          17,625
 *Toddhunter International, Inc........................         200           2,280
 *Tofutti Brands, Inc..................................         800           2,480
 *Toll Brothers, Inc...................................      27,800         820,100
 *Tollgrade Communications, Inc........................       8,700         168,215
 *Topps, Inc...........................................      26,200         265,013
 *Toreador Resources Corp..............................       3,200          13,504
 Toro Co...............................................      14,100         811,737
 *Total Entertainment Restaurant Corp..................       5,800          77,836
 *Touch America Holdings, Inc..........................      66,400         197,208
 *Tower Automotive, Inc................................      25,200         323,820
 *Track Data Corp......................................       8,900          10,636
 *Tractor Supply Co....................................       5,900         328,807
 *Tradestation Group, Inc..............................      12,300          15,314
                                                            SHARES           VALUE+
                                                            ------           ------
 *Traffix, Inc.........................................       7,200    $     43,812
 *Trammell Crow Co.....................................      20,500         276,750
 *Trans World Entertainment Corp.......................      25,700         183,370
 *Transact Technologies, Inc...........................       1,700           9,563
 *Transaction Systems Architects, Inc..................      19,800         218,988
 *Transgenomic, Inc....................................       3,300          16,319
 *Transkaryotic Therapies, Inc.........................      20,500         775,003
 *Transmation, Inc.....................................         300             300
 *Transmeta Corp.......................................     105,700         250,509
 *Transmontaigne Oil Co................................      14,700          69,825
 *Transport Corp. of America...........................       3,000          21,075
 *Transpro, Inc........................................       2,700          16,227
 *Transtechnology Corp.................................       2,700          29,295
 *TransTexas Gas Corp. Class A.........................           1               1
 *Transwitch Corp......................................      48,000          59,760
 *Transworld Healthcare, Inc...........................       2,800          16,800
 *TRC Companies, Inc...................................       7,400         204,240
 Tredegar Industries, Inc..............................      30,800         711,480
 #*Trendwest Resorts, Inc..............................      16,650         394,688
 Trenwick Group, Ltd...................................      14,301         113,979
 #*Trex Co., Inc.......................................       7,700         213,290
 *Triad Guaranty, Inc..................................       7,400         350,612
 *Triad Hospitals, Inc.................................       3,596         162,503
 *Triangle Pharmaceuticals, Inc........................      42,300         135,572
 *Triarc Companies, Inc. Class A.......................      11,600         318,536
 Trico Bancshares......................................       1,200          31,590
 *Trico Marine Services, Inc...........................      21,500         177,268
 *Trident Microsystems, Inc............................       6,700          49,078
 *Tridex Corp..........................................         600              33
 *Trimble Navigation, Ltd..............................      14,900         268,200
 #*Trimeris, Inc.......................................       8,900         433,875
 Trinity Industries, Inc...............................      15,000         281,250
 *TriPath Imaging, Inc.................................      19,802          75,149
 #*Tripath Technology, Inc.............................       1,199           1,343
 *Tripos, Inc..........................................       3,900          87,185
 *Triquint Semiconductor, Inc..........................      15,513         139,695
 *Triton PCS Holdings, Inc.............................      22,600         230,520
 *Triumph Group........................................       8,200         364,080
 *TriZetto Group, Inc..................................      27,500         271,838
 *Tropical Sportswear International Corp...............      11,400         294,633
 *Trover Solutions, Inc................................       5,000          26,625
 *Troy Group, Inc......................................       4,500          18,653
 *Trump Hotels & Casino Resorts, Inc...................       1,000           2,530
 Trust Co. of New Jersey...............................       8,800         207,108
 Trustco Bank Corp.....................................      30,032         385,911
 *TSR, Inc.............................................       1,300           7,313
 *TTM Technologies, Inc................................      23,900         191,439
 *Tuesday Morning Corp.................................      19,000         528,770
 *Tufco Technologies, Inc..............................       2,000          12,180
 #*Tularik, Inc........................................      27,600         257,094
 *Tumbleweed Communications Corp.......................      23,800          50,575
 #*TurboChef Technologies, Inc.........................       3,200           9,344
 *Turnstone Systems, Inc...............................      36,200         140,818
 *Tut Systems, Inc.....................................       7,000          11,760
 *Tvia, Inc............................................       1,400           1,792
 *Tweeter Home Entertainment Group, Inc................      14,000         237,020
 Twin Disc, Inc........................................         500           7,275
 Tyco International, Ltd...............................       6,874         150,884
 *Tyler Technologies, Inc..............................      28,400         149,384
 *U.S. Aggregates, Inc.................................       1,800              39

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CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 *U.S. Concrete, Inc...................................      10,500    $     59,430
 U.S. Freightways Corp.................................      11,800         412,705
 *U.S. Industries, Inc.................................      40,900         164,418
 *U.S. Laboratories, Inc...............................       2,100          27,636
 *U.S. Physical Therapy, Inc...........................       4,600          83,214
 *U.S. Vision, Inc.....................................         700           2,685
 #UAL Corp.............................................      32,700         398,613
 *Ubics, Inc...........................................         300             212
 *UbiquiTel, Inc.......................................      45,200          72,998
 UCBH Holdings, Inc....................................       7,900         311,142
 *UICI.................................................      30,000         529,800
 *Ulticom, Inc.........................................      22,700         157,425
 *Ultimate Electronics, Inc............................       7,200         218,844
 *Ultimate Software Group, Inc.........................       5,300          17,093
 *Ultrak, Inc..........................................       3,900           6,143
 *Ultralife Batteries, Inc.............................       5,600          16,968
 *Ultratech Stepper, Inc...............................      14,000         224,700
 UMB Financial Corp....................................       6,405         303,949
 Umpqua Holdings Corp..................................       2,833          47,849
 Unico American Corp...................................       1,200           7,386
 *Unifi, Inc...........................................      29,700         295,218
 Unifirst Corp.........................................       1,800          44,820
 #*Unify Corp..........................................       3,700           3,108
 *Uni-Marts, Inc.......................................         200             590
 *Union Acceptance Corp. Class A.......................       8,200          56,293
 Union Community Bancorp...............................         400           6,006
 Union Pacific Corp....................................         442          27,068
 Union Planters Corp...................................          49           2,458
 *Uniroyal Technology Corp.............................       2,500           1,275
 Unisource Energy Corp.................................      15,100         293,846
 *Unit Corp............................................      21,100         393,726
 *United Auto Group, Inc...............................      19,000         500,460
 United Bankshares, Inc. WV............................       8,000         238,480
 United Community Financial Corp.......................      15,100         128,048
 United Financial Corp.................................         100           2,297
 United Fire Casualty Co...............................         300          10,115
 United Guardian, Inc..................................         900           5,445
 United Industrial Corp................................       5,600         141,120
 United National Bancorp...............................       6,900         158,286
 *United Natural Foods, Inc............................      11,000         250,415
 *United Online, Inc...................................      23,961         262,014
 *United PanAm Financial Corp..........................       6,500          44,038
 United Parcel, Inc. -- Restricted Escrow..............       2,100           1,929
 *United Park City Mines Co............................       1,400          32,970
 *United Rentals, Inc..................................       2,800          65,352
 *United Retail Group, Inc.............................       4,600          40,825
 *United States Energy Corp............................       4,500          14,738
 *United Stationers, Inc...............................      36,700       1,396,619
 *United Therapeutics Corp.............................      11,800         180,776
 *UnitedGlobalCom, Inc.................................      33,400         154,141
 *Unity Bancorp, Inc...................................       2,300          16,480
 *Universal Access Global Holdings, Inc................       3,000           1,125
 *Universal American Financial Corp....................      30,100         216,871
 Universal Corp........................................       3,800         154,280
 *Universal Display Corp...............................       9,100          96,733
 *Universal Electronics, Inc...........................       8,400         143,094
 Universal Forest Products, Inc........................       9,000         222,075
 *Universal Stainless & Alloy Products, Inc............       2,800          44,044
 Unizan Financial Corp.................................         973          19,898
                                                            SHARES           VALUE+
                                                            ------           ------
 *Unova, Inc...........................................      30,500    $    208,315
 *UQM Technologies, Inc................................       8,800          34,320
 *Urban Outfitters, Inc................................      10,100         299,364
 *Urologix, Inc........................................       7,500         116,700
 *URS Corp.............................................       9,800         289,296
 *Ursus Telecom Corp...................................       3,300               3
 #*US LEC Corp.........................................      10,100          25,957
 *US Liquids, Inc......................................       7,900          20,145
 *US Oncology, Inc.....................................      49,556         429,403
 *US Unwired, Inc......................................       2,000          11,290
 *US Xpress Enterprises, Inc. Class A..................       3,300          37,043
 *USA Truck, Inc.......................................       1,300          16,088
 #*USAir Group, Inc....................................      41,588         126,843
 *USANA, Inc...........................................         400           2,210
 USB Holding Co., Inc..................................       3,696          57,473
 *USDATA Corp..........................................         660             818
 Usec, Inc.............................................      32,300         241,927
 *Utah Medical, Inc....................................       2,000          30,780
 *V.I. Technologies, Inc...............................      26,600          80,332
 *VA Software Corp.....................................      17,500          15,488
 *Vail Resorts, Inc....................................      14,100         259,158
 *Valence Technology, Inc..............................      22,500          46,013
 *Valentis, Inc........................................      18,000          30,330
 Valley National Bancorp...............................       4,707         131,231
 *Valley National Gases, Inc...........................       1,100           7,865
 Valmont Industries, Inc...............................       9,300         175,491
 *Value City Department Stores, Inc....................      17,200          63,468
 *ValueClick, Inc......................................       9,500          30,733
 *Valuevision International, Inc. Class A..............      21,500         466,120
 *Vans, Inc............................................      10,500         102,533
 *Varco International, Inc.............................       8,331         168,536
 #*Vari L Co., Inc.....................................         400             420
 *Variagenics, Inc.....................................       3,300           4,868
 *Variflex, Inc........................................       1,000           4,475
 *Varsity Brands, Inc..................................       2,300          10,120
 *Vascular Solutions, Inc..............................       1,700           3,222
 *Vastera, Inc.........................................      11,000          67,210
 #*Vaxgen, Inc.........................................       6,900          48,438
 *Veeco Instruments, Inc...............................      17,000         495,465
 *Ventana Medical Systems, Inc.........................       9,500         214,843
 *Veramark Technologies, Inc...........................       2,400           2,004
 *Verdant Brands, Inc..................................         500               3
 *Verilink Corp........................................       3,200             816
 *VeriSign, Inc........................................      12,090         117,092
 #*Veritas DGC, Inc....................................      17,000         256,700
 *Verity, Inc..........................................      22,100         204,867
 *Vermont Pure Holdings, Ltd...........................      10,100          47,874
 *Versar, Inc..........................................       2,700           9,585
 *Versicor, Inc........................................      17,700         213,993
 *Verso Technologies, Inc..............................       1,048             844
 *Vertel Corp..........................................       4,600             667
 *Vertex Pharmaceuticals, Inc..........................       6,386         125,868
 Vesta Insurance Group, Inc............................       7,500          31,875
 *viaLink Co...........................................         500              56
 *Vialta, Inc..........................................      15,993           8,956
 *Viant Corp...........................................      24,200          31,702
 *Viasat, Inc..........................................      20,800         196,144
 *Viasys Healthcare, Inc...............................         460           9,398
 *VIB Corp.............................................       5,651          70,447
 *Vical, Inc...........................................      12,900          94,428
 *Vicon Industries, Inc................................       2,000           7,100
 *Vicor Corp...........................................      17,100         171,941

TAX-MANAGED U.S. SMALL CAP PORTFOLIO

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 *Video Display Corp...................................       1,340    $      9,581
 *Viewpoint Corp.......................................      21,700         123,907
 *Vignette Corp........................................     131,500         276,808
 #*Viisage Technology, Inc.............................      10,000          51,300
 *Village Super Market, Inc............................         700          24,171
 Vintage Petroleum, Inc................................      24,000         279,600
 *Vion Pharmaceuticals, Inc............................      14,400           9,648
 *Virage Logic Corp....................................      24,300         308,246
 *Virage, Inc..........................................       6,400           8,928
 *Virbac Corp..........................................       9,500          62,368
 *Virologic, Inc.......................................      33,500          93,968
 *ViroPharma, Inc......................................      11,500          18,803
 *Virtualfund.Com, Inc.................................       1,600              72
 *Vishay Intertechnology, Inc..........................       9,571         235,064
 *Visionics Corp.......................................      13,700         143,097
 *Visual Networks, Inc.................................      17,700          24,161
 *Visx, Inc. DE........................................      27,900         380,835
 Vital Signs, Inc......................................       5,900         234,289
 *VitalWorks, Inc......................................      18,600         160,425
 *Vitesse Semiconductor, Inc...........................      20,000         100,500
 *Vitria Technology, Inc...............................      63,700          78,033
 *Vivus, Inc...........................................      17,300         133,729
 *Vixel Corp...........................................      11,900          38,556
 *Volt Information Sciences, Inc.......................       8,600         184,986
 Vulcan International Corp.............................         200           8,475
 W.P. Carey & Co. LLC..................................       7,200         167,616
 Wabash National Corp..................................      12,700         121,285
 Wabtec Corp...........................................      21,294         291,728
 *Wackenhut Corrections Corp...........................      12,100         181,500
 *Walker Interactive Systems, Inc......................         900           1,449
 *Wall Street Deli, Inc................................         100               0
 Wallace Computer Services, Inc........................      19,400         415,936
 Walter Industries, Inc................................      18,500         265,290
 Warren Bancorp, Inc...................................       1,400          16,156
 Warwick Community Bancorp, Inc........................       1,100          30,872
 Washington Banking Co.................................         800          13,160
 Washington Savings Bank FSB...........................         400           3,620
 Washington Trust Bancorp, Inc.........................       2,700          54,176
 *Waste Connections, Inc...............................      16,000         543,680
 *Waste Holdings, Inc..................................       2,500          18,688
 *WatchGuard Technologoes, Inc.........................      14,300          72,501
 Watsco, Inc. Class A..................................      11,900         204,680
 Watts Industries, Inc. Class A........................       8,400         156,660
 Wausau-Mosinee Paper Corp.............................      25,600         342,528
 Waypoint Financial Corp...............................       7,655         142,306
 *Webco Industries, Inc................................         200             990
 *WebEx Communications, Inc............................      24,200         337,711
 *Webhire, Inc.........................................         480             331
 *WebMD Corp...........................................       6,500          42,413
 *webMethods, Inc......................................      27,800         252,007
 *Websense, Inc........................................      10,000         295,550
 Webster Financial Corp................................       1,368          53,872
 Weider Nutrition International, Inc...................       3,900           7,605
 Wellco Enterprises, Inc...............................         200           2,940
 Wellman, Inc..........................................      12,700         209,550
 *Wellpoint Health Networks, Inc.......................       3,198         237,164
 *Wells-Gardner Electronics Corp.......................       2,625           6,169
 Werner Enterprises, Inc...............................      26,266         487,234
 Wesbanco, Inc.........................................       6,200         145,235
 *WESCO International, Inc.............................       1,800          12,924
 West Coast Bancorp....................................       6,660         100,766
 *West Corp............................................       1,900          47,738
                                                            SHARES           VALUE+
                                                            ------           ------
 *West Marine, Inc.....................................      11,600    $    203,290
 West Pharmaceutical Services, Inc.....................       7,200         205,776
 *Westaff, Inc.........................................       5,200          13,026
 Westbank Corp.........................................         600           7,998
 *Westcoast Hospitality Corp...........................       2,200          16,258
 Westcorp, Inc.........................................       6,360         195,697
 *Westell Technologies, Inc............................      18,390          25,562
 *Western Digital Corp.................................      84,100         386,860
 Western Gas Resources, Inc............................      11,300         418,778
 Western Ohio Financial Corp...........................         200           4,085
 *Western Wireless Corp................................      31,200         102,960
 #*Westpoint Stevens, Inc..............................      13,100          65,500
 *Westport Resources Corp..............................       6,806         117,540
 *Wet Seal, Inc. Class A...............................      14,250         332,239
 *WFS Financial, Inc...................................      23,600         708,590
 WGL Holdings, Inc.....................................       3,500          93,205
 *W-H Energy Services, Inc.............................      14,500         330,673
 *White Electronics Designs Corp.......................       9,800          68,061
 *Whitehall Jewellers, Inc.............................       8,400         179,844
 *Whitman Education Group, Inc.........................       2,600          15,704
 Whitney Holdings Corp.................................       8,700         310,025
 *Whole Foods Market, Inc..............................       4,800         245,544
 *Wickes Lumber Co.....................................       3,800           5,719
 *Wild Oats Markets, Inc...............................      13,700         201,048
 Wiley (John) & Sons, Inc. Class A.....................       1,800          46,368
 *William Lyon Homes, Inc..............................      10,900         289,395
 *Williams Clayton Energy, Inc.........................       6,700          83,382
 *Williams Controls, Inc...............................       1,900             846
 *Williams Industries, Inc.............................       1,500           8,093
 *Willis Lease Finance Corp............................       4,100          19,045
 *Wilshire Oil Co. of Texas............................         800           3,760
 *Wilson Greatbatch Technologies, Inc..................      11,300         291,879
 *Wilsons The Leather Experts, Inc.....................      14,000         208,530
 *Wind River Systems, Inc..............................      35,100         235,697
 *Wink Communications, Inc.............................       8,700          18,053
 Winnebago Industries, Inc.............................      10,300         457,320
 Wintrust Financial Corp...............................       5,950         171,390
 *Wire One Technologies, Inc...........................      12,900          35,798
 *Wireless Facilities, Inc.............................      30,200         144,960
 Wireless Telecom Group, Inc...........................       9,800          23,716
 *Wireless Xcessories Group............................       1,000             190
 *Wiser Oil Co.........................................       3,800          17,480
 *Witness Systems, Inc.................................      11,200          69,664
 *WJ Communications, Inc...............................      26,200          44,278
 *WMS Industries, Inc..................................      19,500         273,195
 Wolohan Lumber Co.....................................         300           7,200
 *Wolverine Tube, Inc..................................       5,700          48,165
 Wolverine World Wide, Inc.............................      20,800         367,536
 *Women First HealthCare, Inc..........................      11,000          82,775
 Woodhead Industries, Inc..............................       5,700          92,426
 Woodward Governor Co..................................       4,500         271,485
 *Workflow Management, Inc.............................       7,100          24,318
 *Workgroup Technology Corp............................         400             436
 *World Acceptance Corp................................       9,500          78,565
 World Fuel Services Corp..............................       3,000          60,000
 *World Wrestling Federation Entertainment, Inc........      10,300         150,895
 *WorldGate Communications, Inc........................      11,100          17,816
 *WorldQuest Networks, Inc.............................       2,300           6,325
 *Worldwide Restaurant Concepts, Inc...................       8,800          24,992
 Worthington Industries, Inc...........................      34,200         521,550
 WPS Resources Corp....................................       7,900         324,532

TAX-MANAGED U.S. SMALL CAP PORTFOLIO

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 *WSI Industries, Inc..................................         100    $        133
 WVS Financial Corp....................................         500           7,975
 *Xanser Corp..........................................      15,600          31,512
 *Xeta Corp............................................       4,200          18,165
 *Xetel Corp...........................................       3,500           1,050
 *Xicor, Inc...........................................      10,900          81,532
 #*XM Satellite Radio Holdings, Inc....................      26,000         225,680
 X-Rite, Inc...........................................       8,500          64,048
 *Yahoo!, Inc..........................................       5,024          80,610
 *Yankee Candle Co., Inc...............................      25,700         565,400
 Yardville National Bancorp............................       1,300          24,681
 *Yellow Corp..........................................      15,500         426,250
 York International Corp...............................       5,400         191,430
 *Young Broadcasting, Inc. Class A.....................      10,400         210,132
 *Young Innovations, Inc...............................       4,500         108,833
 *Zale Corp............................................      14,100         604,608
 *Zap.com Corp.........................................          34               5
 *Zapata Corp..........................................         600          17,460
 *Zebra Technologies Corp. Class A.....................       4,800         276,696
 Zenith National Insurance Corp........................       3,400         107,848
 *Zevex International, Inc.............................         600           1,881
 *Zila, Inc............................................      20,400          42,942
 #Zions Bancorp........................................         805          44,319
 #*ZixIt Corp..........................................       9,000          40,050
 *Zoll Medical Corp....................................       5,400         191,349
 *Zoltek Companies, Inc................................       8,300          30,129
 *Zomax, Inc...........................................      20,500          97,478
 #*Zonagen, Inc........................................       5,700           9,177
 *Zones, Inc...........................................       1,900           2,166
 *Zoran Corp...........................................      16,200         392,931
 *Zygo Corp............................................      14,000         185,080
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $427,793,768)..................................                 491,414,572
                                                                       ------------
RIGHTS/WARRANTS -- (0.0%)
 *A Intell Check Right Exp.............................          60               0
 *Anacomp, Inc. Warrants Expiring 12/10/06.............         188              57
                                                            SHARES           VALUE+
                                                            ------           ------
 *Antigenics, Inc. Contingent Value Rights.............       7,400    $          0
 *Chiquita Brands International, Inc. Warrants
   03/19/09............................................         463           2,848
 *Collins & Aikman Corp. Rights........................      15,960               0
 *Magnum Hunter Resources Warrants 03/21/05............       4,000               0
 *Orbital Science Corp. Warrants 08/31/04..............         183             803
 *Safety Components International, Inc. Warrants
   04/10/03............................................          61               6
 #*Timco Aviation Services Warrants 12/31/07...........       1,259               0
 #*TransTexas Gas Corp. Warrants 06/30/02..............           3               0
                                                                       ------------
TOTAL RIGHTS/WARRANTS
  (Cost $12,767).......................................                       3,714
                                                                       ------------
                                                             FACE
                                                            AMOUNT
                                                            ------
                                                            (000)
TEMPORARY CASH INVESTMENTS -- (1.7%)
 Repurchase Agreement, PNC Capital Markets Inc. 1.67%,
   06/03/02 (Collateralized by FHLMC Discount Notes
   2.43%, 05/22/03, valued at $8,580,261) to be
   repurchased at $8,454,176
   (Cost $8,453,000)...................................    $  8,453       8,453,000
                                                                       ------------
TOTAL INVESTMENTS -- (100.0%) (Cost $436,259,535)++....                $499,871,286
                                                                       ============

--------------------------------------------------------------------------------
   +  See Note B to Financial Statements.
   #  Total or Partial Securities on Loan
   *  Non-Income Producing Securities
  ++  The cost for federal income tax purposes is $436,906,314.

                See accompanying Notes to Financial Statements.

                 TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                  MAY 31, 2002
                                  (UNAUDITED)

                                                            SHARES           VALUE+
                                                            ------           ------
JAPAN -- (23.0%)
COMMON STOCKS -- (22.4%)
 AIOI Insurance Co., Ltd...............................      164,700   $    359,657
 Aichi Bank, Ltd.......................................          300         16,922
 #Aichi Steel Works, Ltd...............................       31,000        167,364
 #Aisin Seiki Co., Ltd.................................       55,000        769,818
 Akita Bank, Ltd.......................................       24,000         79,484
 Alps Electric Co., Ltd................................       31,000        399,675
 Amada Co., Ltd........................................       90,000        482,995
 Amano Corp............................................        8,000         59,307
 Aomori Bank, Ltd......................................       17,000         57,808
 Asahi Breweries, Ltd..................................       21,000        200,184
 Asahi Chemical Industry Co., Ltd......................      187,000        688,626
 Asatsu-Dk, Inc........................................        8,200        185,672
 *Ashikaga Bank, Ltd...................................       90,000        123,287
 Autobacs Seven Co., Ltd...............................        9,400        267,380
 Awa Bank, Ltd.........................................       64,000        298,080
 Bandai Co., Ltd.......................................        2,000         70,265
 Bank of Iwate, Ltd....................................          200          5,318
 #Bank of Kyoto, Ltd...................................       88,000        345,332
 #Bank of Nagoya, Ltd..................................       49,000        209,660
 Bank of Yokohama, Ltd.................................      154,000        613,018
 Best Denki Co., Ltd...................................        4,000         13,698
 *Bosch Automotive Systems Corp........................       19,000         17,147
 Bridgestone Corp......................................       59,000        856,707
 Brother Industries, Ltd...............................       50,000        275,985
 Canon Sales Co., Inc..................................       22,000        184,366
 Casio Computer Co., Ltd...............................       72,000        390,457
 Chiba Bank, Ltd.......................................      225,000        765,104
 Chudenko Corp.........................................       15,000        223,609
 Chugoku Bank, Ltd.....................................       64,400        407,363
 Citizen Watch Co., Ltd................................       82,000        547,765
 Coca-Cola West Japan Co., Ltd.........................       12,200        240,853
 Cosmo Oil Co., Ltd....................................      168,000        316,775
 *Dai Nippon Ink & Chemicals, Inc......................      140,000        327,154
 Dai Nippon Pharmaceutical Co., Ltd....................        8,000         89,927
 Dai Nippon Printing Co., Ltd..........................      158,000      2,191,107
 Daicel Chemical Industries, Ltd.......................       97,000        304,051
 Daido Steel Co., Ltd..................................      104,000        241,352
 #*Daiei, Inc..........................................       97,000         79,726
 #Daihatsu Motor Co., Ltd..............................      166,000        684,863
 Dai-Ichi Pharmaceutical Co., Ltd......................        2,000         38,759
 Daimaru, Inc..........................................       27,000        131,627
 Daio Paper Corp.......................................       10,000         78,565
 Daishi Bank, Ltd......................................       96,000        304,785
 Daito Trust Construction Co., Ltd.....................        8,100        141,309
 *Daiwa Bank, Ltd......................................      100,000         75,745
 Daiwa House Industry Co., Ltd.........................      147,000      1,030,534
 Daiwa Securities Co., Ltd.............................       17,000        125,068
 Denki Kagaku Kogyo KK.................................        4,000         12,603
 Dowa Fire & Marine Insurance Co., Ltd.................      109,000        407,540
 Eighteenth Bank, Ltd..................................        2,000          7,800
 Ezaki Glico Co., Ltd..................................       21,000        114,222
 Fuji Heavy I..........................................      169,000        814,355
 Fuji Photo Film Co., Ltd..............................        5,000        157,130
 Fujikura, Ltd.........................................      103,000        438,225
                                                            SHARES           VALUE+
                                                            ------           ------
 Fukuoka Bank, Ltd.....................................      169,000   $    626,427
 #*Fukuoka City Bank, Ltd..............................       32,000         65,237
 Fukuyama Transporting Co., Ltd........................       74,000        313,648
 Furukawa Electric Co., Ltd............................      157,000        733,759
 Futaba Corp...........................................       10,000        313,455
 Futaba Industrial Co., Ltd............................        9,000        107,695
 General Sekiyu KK.....................................        7,037         60,503
 Gunma Bank, Ltd.......................................      135,000        589,602
 Gunze, Ltd............................................       52,000        201,127
 Hachijuni Bank, Ltd...................................      145,000        680,012
 Hankyu Department Stores, Inc.........................       25,000        195,406
 Hanshin Electric Railway Co., Ltd.....................       75,000        200,039
 Heiwa Corp............................................       17,000        274,656
 Higo Bank, Ltd........................................       61,000        207,428
 Hino Motors, Ltd......................................       22,000         62,046
 #Hiroshima Bank, Ltd..................................      132,000        431,843
 Hitachi Cable, Ltd....................................       99,000        520,924
 *Hitachi Construction Machinery Co., Ltd..............        3,000          8,050
 Hitachi Maxell, Ltd...................................       26,000        416,919
 Hitachi Metals, Ltd...................................       95,000        352,133
 Hitachi, Ltd..........................................      776,000      5,877,806
 Hokkoku Bank, Ltd.....................................       94,000        335,550
 Hokuetsu Paper Mills, Ltd.............................       29,000        174,092
 *Hokuriku Bank, Ltd...................................      263,000        428,088
 House Foods Corp......................................       30,000        301,690
 Hyakugo Bank, Ltd. (105th Bank).......................       70,000        246,493
 Hyakujishi Bank, Ltd..................................       85,000        445,203
 Ishikawajima-Harima Heavy Industries Co., Ltd.........       80,000        141,176
 *Isuzu Motors, Ltd....................................       88,000         62,401
 Itochu Corp...........................................       31,000        117,904
 Itoham Foods, Inc.....................................       32,000         93,343
 Iyo Bank, Ltd.........................................       86,000        443,511
 JGC Corp..............................................       10,000         76,148
 Japan Airport Terminal Co., Ltd.......................       24,000        214,664
 #Japan Energy Corp....................................      201,000        346,605
 *Japan Radio..........................................       20,000         71,877
 Joyo Bank, Ltd........................................      228,000        609,956
 Juroku Bank, Ltd......................................       97,000        374,397
 Kagoshima Bank, Ltd...................................       27,000         86,591
 Kajima Corp...........................................       21,000         64,641
 Kamigumi Co., Ltd.....................................       73,000        305,881
 Kandenko Co., Ltd.....................................       39,000        152,102
 Kansai Paint Co., Ltd., Osaka.........................       36,000         87,026
 Katokichi Co., Ltd....................................        1,000         18,453
 *Kawasaki Heavy Industries, Ltd.......................      681,000        987,746
 *Kawasaki Steel Corp..................................      208,000        264,817
 Kikkoman Corp.........................................       52,000        322,641
 Kinden Corp...........................................       38,000        180,966
 Kissei Pharmaceutical Co., Ltd........................       10,000        132,554
 *Kiyo Bank, Ltd.......................................       16,000         30,040
 *Kobe Steel, Ltd......................................    1,389,000        705,129
 Koito Manufacturing Co., Ltd..........................        6,000         23,690
 Kokusai Securities Co., Ltd...........................       59,000        391,746
 Kokuyo Co., Ltd.......................................       34,000        378,080
 Komatsu, Ltd..........................................      256,000        917,964

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 Komori Corp...........................................       19,000   $    230,571
 Konica Corp...........................................       18,000        124,157
 Koyo Seiko Co.........................................       29,000        154,230
 Kubota Corp...........................................      232,000        751,519
 Kuraray Co., Ltd......................................       92,000        630,133
 Kyushu Matsushita Electric Co., Ltd...................       33,000        262,456
 Lintec Corp...........................................        2,000         14,891
 Lion Corp.............................................       66,000        237,194
 Maeda Corp............................................       27,000         82,240
 Makita Corp...........................................       40,000        262,367
 *Marubeni Corp........................................      216,000        231,489
 Marui Co., Ltd........................................       20,000        275,099
 Maruichi Steel Tube, Ltd..............................       26,000        300,643
 Matsushita Electric Industrial Co., Ltd...............      509,000      7,095,607
 Matsushita-Kotobuki Electronics Industries, Ltd.......       30,000        346,896
 #Mazda Motor Corp.....................................       78,000        226,268
 Meiji Seika Kaisha, Ltd. Tokyo........................       92,000        360,288
 Michinoku Bank, Ltd...................................       27,000        146,639
 *Millea Holdings, Inc.................................          410      3,539,170
 Mitsubishi Gas Chemical Co., Inc......................      129,000        262,988
 Mitsubishi Heavy Industries, Ltd......................      717,000      2,513,241
 Mitsubishi Logistics Corp.............................       40,000        313,616
 *Mitsubishi Materials Corp............................      214,000        474,212
 *Mitsubishi Motors Corp...............................      101,000        319,845
 Mitsubishi Rayon Co., Ltd.............................       20,000         65,108
 Mitsui Chemicals, Inc.................................      163,000        902,340
 *Mitsui Engineering and Shipbuilding Co., Ltd.........      407,000        583,768
 Mitsui Marine & Fire Insurance Co., Ltd...............      128,000        718,900
 Mitsui Trust Holdings.................................      138,000        263,544
 Mitsumi Electric Co., Ltd.............................        5,000         85,616
 Mori Seiki Co., Ltd...................................       22,700        209,073
 Musashino Bank, Ltd...................................        4,100        132,151
 NGK Spark Plug Co., Ltd...............................       48,000        397,226
 NHK Spring Co., Ltd...................................       16,000         48,992
 *NKK Corp.............................................    1,282,000      1,239,638
 NOK Corp..............................................        2,000         15,471
 NSK, Ltd..............................................       99,000        463,486
 NTN Corp..............................................      123,000        482,680
 *NTT Docomo, Inc......................................          384      1,039,672
 Nagase & Co., Ltd.....................................        7,000         33,279
 Namco, Ltd............................................        3,800         74,101
 Nanto Bank, Ltd.......................................       35,000        107,171
 National House Industrial Co., Ltd....................       22,000         86,865
 New Japan Securities Co., Ltd.........................      397,000        863,734
 Nichicon Corp.........................................       16,000        213,117
 Nichirei Corp.........................................       19,000         65,680
 #Nihon Unisys, Ltd....................................       14,000        118,678
 Nippon Broadcasting System, Inc.......................        7,000        253,826
 Nippon COMSYS Corp....................................       32,000        217,887
 *Nippon Electric Glass Co., Ltd.......................       38,000        421,335
 Nippon Kayaku Co., Ltd................................       26,000        118,372
 Nippon Meat Packers, Inc., Osaka......................       27,000        313,294
 Nippon Mitsubishi Oil Corp............................      403,000      2,172,485
 Nippon Paint Co., Ltd.................................       39,000         96,478
 Nippon Sanso Corp.....................................       18,000         64,544
 Nippon Sheet Glass Co., Ltd...........................      118,000        471,617
 Nippon Shinpan Co., Ltd...............................       15,000         25,987
 Nippon Shokubai Co., Ltd..............................       46,000        226,107
 Nippon Steel Corp.....................................      353,000        574,582
                                                            SHARES           VALUE+
                                                            ------           ------
 Nipponkoa Insurance Co., Ltd..........................       33,000   $    127,904
 #Nishimatsu Construction Co., Ltd.....................       66,000        203,689
 #Nishi-Nippon Bank, Ltd...............................      123,000        335,002
 *Nissan Fire..........................................       19,000         43,481
 Nissan Motor Co., Ltd.................................       25,000        177,477
 Nissei Sangyo Co., Ltd................................        9,000        119,733
 Nisshin Seifun Group, Inc.............................       63,000        460,440
 *Nisshin Steel Co., Ltd...............................      144,000         76,583
 Nisshinbo Industries, Inc.............................       57,000        267,315
 #*Nissho Iwai Corp....................................       88,000         70,910
 Noritsu Koki Co., Ltd.................................        3,000         67,929
 Noritz Corp...........................................        1,000          9,508
 Obayashi Corp.........................................      192,000        583,268
 Oji Paper Co., Ltd....................................      120,000        620,786
 Okumura Corp..........................................       30,000         91,136
 Omron Corp............................................       17,000        273,012
 Onward Kashiyama Co., Ltd.............................       84,000        864,362
 Pioneer Electronic Corp...............................        5,000         94,077
 Q.P. Corp.............................................        9,000         74,335
 Rengo Co., Ltd........................................       31,000         87,929
 Rinnai Corp...........................................       16,100        371,037
 Ryosan Co., Ltd.......................................        2,000         23,706
 Sakata Seed...........................................        5,000         67,405
 San In Godo Bank, Ltd.................................       31,000        121,651
 Sanwa Shutter Corp....................................       11,000         31,023
 Sanyo Electric Co., Ltd...............................      112,000        500,883
 Sanyo Shinpan Finance Co., Ltd........................       10,100        293,802
 Sapporo Breweries, Ltd................................      166,000        508,297
 Sapporo Hokuyo Holdings, Inc..........................           80        282,351
 Seino Transportation Co., Ltd.........................       47,000        276,848
 Sekisui Chemical Co., Ltd.............................      144,000        486,186
 Sekisui House, Ltd....................................      214,000      1,598,524
 Seventy-seven (77) Bank, Ltd..........................      102,000        407,669
 #Shiga Bank, Ltd......................................       58,000        202,368
 Shikoku Bank, Ltd.....................................       52,000        271,102
 Shima Seiki Manufacturing Co., Ltd....................        2,000         44,319
 Shimachu Co., Ltd.....................................       12,300        232,916
 *Shimadzu Corp........................................       39,000        114,705
 Shimizu Corp..........................................       90,000        322,722
 Shiseido Co., Ltd.....................................       61,000        806,119
 Shizuoka Bank, Ltd....................................      200,000      1,274,771
 Shohkoh Fund & Co., Ltd...............................        3,030        424,832
 *Showa Denko KK.......................................       78,000        137,646
 Showa Shell Sekiyu KK.................................       55,000        361,642
 *Snow Brand Milk Products Co., Ltd....................       29,000         31,547
 Stanley Electric Co., Ltd.............................        7,000         71,522
 Sumitomo Bank, Ltd....................................       43,800        245,293
 Sumitomo Corp.........................................      205,000      1,356,197
 #Sumitomo Electric Industries, Ltd....................      200,000      1,580,974
 Sumitomo Forestry Co., Ltd............................       47,000        290,103
 *Sumitomo Metal Industries, Ltd. Osaka................      525,000        224,213
 Sumitomo Metal Mining Co., Ltd........................      119,000        560,956
 Sumitomo Osaka Cement Co., Ltd........................       51,000         86,712
 Sumitomo Realty & Development Co., Ltd................       64,000        424,945
 Sumitomo Rubber.......................................      118,000        541,979
 Sumitomo Trust & Banking Co., Ltd.....................      278,000      1,561,361
 Suruga Bank, Ltd......................................       63,000        286,316
 Suzuken Co., Ltd......................................       20,700        492,060
 Suzuki Motor Corp.....................................       27,000        338,967
 Taiheiyo Cement Corp..................................      253,000        477,048

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CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 Taisei Corp...........................................      205,000   $    512,084
 Takara Standard Co., Ltd..............................        1,000          4,150
 Takashimaya Co., Ltd..................................      149,000        996,529
 Tanabe Seiyaku Co., Ltd...............................       13,000        116,800
 Teikoku Oil Co., Ltd..................................       20,000         93,150
 Thermal Engineering Co., Ltd..........................        1,000          4,440
 Toda Corp.............................................       54,000        124,882
 Toho Bank, Ltd........................................       22,000         74,987
 Tokuyama Corp.........................................       61,000        212,835
 #Tokyo Style Co., Ltd.................................       50,000        447,620
 Toppan Printing Co., Ltd..............................      134,000      1,494,399
 Toray Industries, Inc.................................      291,000        848,843
 *Toshiba TEC Corp.....................................       41,000        109,355
 Tostem Corp...........................................       45,840        757,224
 Toto, Ltd.............................................       99,000        482,632
 Toyo Ink Manufacturing Co., Ltd.......................       36,000        103,271
 Toyo Seikan Kaisha, Ltd...............................       57,000        822,614
 Toyo Suisan Kaisha, Ltd...............................       13,000        120,048
 Toyobo Co., Ltd.......................................       46,000         73,392
 Toyoda Automatic Loom Works, Ltd......................       83,600      1,414,657
 Toyoda Machine Works, Ltd.............................        8,000         40,934
 Toyota Auto Body Co., Ltd.............................       23,000        259,467
 Toyota Tsusho Corp....................................       75,000        335,413
 Tsubasa Securities Co. Ltd............................       40,000        126,027
 *UFJ Holdings, Inc....................................            0            477
 UNY Co., Ltd..........................................       91,000      1,088,914
 #*Victor Co. of Japan, Ltd............................       37,000        238,516
 Wacoal Corp...........................................       39,000        308,604
 Yamagata Bank, Ltd....................................       32,000        142,336
 Yamaguchi Bank, Ltd...................................       53,000        348,491
 Yamaha Corp...........................................       55,000        540,690
 Yamatake-Honeywell Co., Ltd...........................       11,000         84,649
 Yamazaki Baking Co., Ltd..............................      107,000        678,554
 Yasuda Fire & Marine Insurance Co., Ltd...............      237,000      1,565,986
 *Yasuda Trust & Banking Co., Ltd......................      780,000        389,683
 Yodogawa Steel Works, Ltd.............................        5,000         10,677
 Yokogawa Electric Corp................................       14,000        122,401
 Yokohama Rubber Co., Ltd..............................       82,000        217,388
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $104,494,723)..................................                 109,225,283
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.6%)
 *Japanese Yen
   (Cost $2,990,631)...................................                   2,995,072
                                                                       ------------
TOTAL -- JAPAN
  (Cost $107,485,354)..................................                 112,220,355
                                                                       ------------
UNITED KINGDOM -- (22.4%)
COMMON STOCKS -- (22.4%)
 3I Group P.L.C........................................      123,777      1,371,013
 AGA Food Service Group P.L.C..........................       45,000        184,693
 Abbey National P.L.C..................................       68,100      1,030,323
 Aggregate Industries P.L.C............................      544,211        780,367
 Alliance & Leicester P.L.C............................       79,000      1,011,442
 Allied Domecq P.L.C...................................       80,900        553,100
 Antofagasta Holdings P.L.C............................       66,150        568,164
 Arcadia Group P.L.C...................................       82,000        446,337
 Arriva P.L.C..........................................       89,690        447,511
 Associated British Foods P.L.C........................      342,920      3,141,036
 Associated British Ports Holdings P.L.C...............      124,400        833,665
                                                            SHARES           VALUE+
                                                            ------           ------
 BAA P.L.C.............................................      452,141   $  4,068,692
 BAE Systems P.L.C.....................................      911,262      5,120,121
 BBA Group P.L.C.......................................      178,084        788,236
 BG Group P.L.C........................................      558,000      2,422,873
 BPB P.L.C.............................................       88,200        489,118
 *BT Group P.L.C.......................................      553,800      2,270,933
 Barratt Developments P.L.C............................       77,817        523,767
 Berkeley Group P.L.C..................................       58,321        652,818
 Bodycote International P.L.C..........................       41,780        130,824
 Britannic P.L.C.......................................       85,000        887,398
 *British Airways P.L.C................................      469,000      1,393,075
 *British Energy P.L.C.................................      197,000        495,072
 British Land Co. P.L.C................................      226,212      2,019,069
 British Vita P.L.C....................................       10,300         38,733
 Brixton Estate P.L.C..................................      105,200        394,829
 CGU P.L.C.............................................      470,624      4,400,284
 CMG P.L.C.............................................      234,454        450,259
 Cable and Wireless P.L.C..............................      949,591      2,917,841
 *Canary Wharf Group P.L.C.............................       33,000        231,893
 Carillion P.L.C.......................................        3,133          9,352
 *Carphone Warehouse Group P.L.C.......................      100,000        109,741
 Chelsfield P.L.C......................................      112,480        585,910
 Chorion P.L.C.........................................        1,168            141
 *Colt Telecom Group PLC...............................      302,000        216,525
 Cookson Group P.L.C...................................      314,830        386,956
 *Cordiant Communications Group P.L.C..................       32,000         46,589
 *Corus Group P.L.C....................................    1,354,800      1,744,471
 Debenhams P.L.C.......................................       56,745        292,264
 *Dimension Data Holdings P.L.C........................      413,000        350,497
 *Elementis P.L.C......................................       10,194          4,773
 Emap P.L.C............................................       51,000        656,687
 GKN P.L.C.............................................      321,698      1,573,351
 *Galen Holdings P.L.C.................................       60,000        455,204
 Great Universal Stores P.L.C..........................      103,190        978,404
 Greene King P.L.C.....................................       23,000        264,855
 HBOS P.L.C............................................      174,208      2,108,043
 Hammerson P.L.C.......................................      106,700        981,241
 Hanson P.L.C..........................................      320,679      2,430,558
 Hilton Group P.L.C....................................      601,700      2,161,411
 IMI P.L.C.............................................       57,000        268,140
 Innogy Holdings PLC...................................       55,800        223,917
 *International Power P.L.C............................      484,200      1,333,723
 Johnson Matthey P.L.C.................................        5,119         81,268
 Kingfisher P.L.C......................................       88,000        469,016
 Lattice Group P.L.C...................................      258,086        685,404
 Lex Service P.L.C.....................................       50,498        376,834
 Liberty International P.L.C...........................      122,700      1,105,939
 Logica P.L.C..........................................      102,170        331,507
 London Merchant Securities P.L.C......................       38,000         90,353
 Lonmin PLC............................................        3,981         71,881
 MFI Furniture Group P.L.C.............................       94,200        200,549
 Marks & Spencer Group P.L.C...........................      481,179      2,668,404
 Millennium and Copthorne Hotels P.L.C.................      122,299        615,584
 Morgan Crucible Company P.L.C.........................       37,960         94,424
 Morrison (Wm.) Supermarkets P.L.C.....................       10,193         33,371
 Northern Foods P.L.C..................................       27,000         72,297
 Northern Rock P.L.C...................................       25,000        263,560
 Novar P.L.C...........................................      185,584        416,826
 P & 0 Princess Cruises P.L.C..........................       42,855        280,295
 Pearson P.L.C.........................................      105,338      1,304,721

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CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 Peninsular & Oriental Steam Navigation Co.............      295,212   $  1,161,962
 Persimmon P.L.C.......................................       11,158         71,836
 Pilkington P.L.C......................................      477,504        702,181
 Pillar Property P.L.C.................................       44,700        287,130
 Powergen P.L.C........................................       96,270      1,080,419
 RMC Group P.L.C.......................................      114,000      1,209,341
 Railtrack Group P.L.C.................................       66,354        242,724
 Rank Group P.L.C......................................      116,493        486,644
 Rexam P.L.C...........................................       65,048        452,099
 Rio Tinto P.L.C.......................................       17,611        335,506
 Rolls-Royce P.L.C.....................................      707,989      1,926,838
 Royal & Sun Alliance Insurance Group P.L.C............      623,557      2,673,311
 Safeway P.L.C.........................................      335,319      1,495,229
 Sainsbury (J.) P.L.C..................................      616,094      3,398,553
 Scottish & Newcastle P.L.C............................      137,210      1,302,975
 Scottish Power P.L.C..................................      754,245      4,431,021
 Seibe P.L.C...........................................      286,513        444,382
 Signet Group P.L.C....................................       45,000         79,836
 Six Continents P.L.C..................................      377,400      4,213,395
 Slough Estates P.L.C..................................      179,500      1,092,606
 Smith (David S.) Holdings P.L.C.......................       14,000         36,258
 Smith (W.H.) P.L.C....................................       32,000        206,956
 *Somerfield P.L.C.....................................      213,000        392,696
 Spirent P.L.C.........................................      403,640        720,543
 Stagecoach Holdings P.L.C.............................      577,748        593,869
 Tate & Lyle P.L.C.....................................      208,700      1,039,789
 Taylor Woodrow P.L.C..................................      238,924        699,191
 Thistle Hotels P.L.C..................................      208,000        388,042
 *Thus Group PLC.......................................      405,462         88,991
 Trinity P.L.C.........................................      126,108        831,272
 Uniq P.L.C............................................       15,900         40,481
 United Business Media P.L.C...........................      145,000      1,155,239
 *Urbium P.L.C.........................................        1,168            192
 Vodafone Group P.L.C..................................    3,953,969      5,973,503
 Waste Recycling Group P.L.C...........................       13,000         83,505
 Weir Group P.L.C......................................        3,000         13,279
 Whitbread P.L.C.......................................      127,343      1,183,190
 Wilson Bowden P.L.C...................................       29,000        376,593
 Wimpey (George) P.L.C.................................      145,057        612,867
 Wincanton P.L.C.......................................       15,900         49,205
 Wolseley P.L.C........................................       93,243        993,238
 Wolverhampton & Dudley Breweries P.L.C................        4,200         41,175
 Woolworths Group P.L.C................................      447,000        273,067
 XANSA P.L.C...........................................      141,797        295,657
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $109,198,279)..................................                 109,585,258
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.0%)
 *British Pound Sterling
   (Cost $38,661)......................................                      38,838
                                                                       ------------
TOTAL -- UNITED KINGDOM
  (Cost $109,236,940)..................................                 109,624,096
                                                                       ------------
FRANCE -- (9.8%)
COMMON STOCKS -- (9.8%)
 AGF (Assurances Generales de France SA)...............       20,400        991,041
 AXA...................................................       72,900      1,423,416
 Accor SA..............................................        7,550        307,533
                                                            SHARES           VALUE+
                                                            ------           ------
 Air Liquide...........................................        2,045   $    319,603
 Alcatel SA............................................       92,800      1,101,057
 Alstom SA.............................................       54,800        690,638
 Arcelor SA............................................       30,300        430,556
 BNP Paribas SA........................................      111,800      6,292,987
 *Beghin-Say...........................................        4,100        175,240
 Bouygues..............................................        1,600         47,325
 *Cereol...............................................        4,100        128,662
 Cie de Saint-Gobain...................................       22,000      3,905,119
 #*Club Mediterranee SA................................        4,900        171,895
 Compagnie Francaise D'Assurance Pour Le Commerce
   Exterieur SA........................................          798         45,067
 Credit Industriel et Commercial.......................        3,760        463,681
 Credit Lyonnais SA....................................       42,172      1,780,034
 De la Rue Imperiale de Lyon...........................          900        126,122
 Dior (Christian) SA...................................       17,000        698,811
 Eiffage SA............................................        4,233        371,933
 Esso SA...............................................        3,000        242,715
 #*Euro Disney SCA.....................................      313,100        231,083
 #Faurecia SA..........................................        6,100        279,244
 Fimalac SA............................................        5,400        241,549
 Fonciere Lyonnaise SA.................................        9,000        266,118
 France Telecom SA.....................................      112,700      2,186,847
 Gecina SA.............................................        4,900        476,088
 Generale des Establissements Michelin SA Series B.....       34,300      1,339,456
 *Groupe Air France....................................       15,200        260,436
 Groupe Danone.........................................        5,300        732,322
 Groupe du Louvre SA...................................          400         30,643
 Imerys SA.............................................        4,500        528,452
 L'Oreal...............................................       10,550        754,494
 LaFarge SA............................................        4,791        488,772
 Lafarge Prime Fidelity................................        1,580        158,164
 Lafarge SA Prime Fidelite.............................        9,583        959,294
 Lagardere S.C.A. SA...................................        7,000        316,062
 *Orange SA............................................      334,600      1,859,948
 Pechiney SA Series A..................................       22,300      1,197,928
 Pernod-Ricard SA......................................        6,300        565,911
 Peugeot SA............................................       66,000      3,483,777
 *Provimi SA...........................................        4,100         86,911
 #Rallye SA............................................        5,000        252,245
 #Remy Cointreau SA....................................       12,335        377,982
 *Renault SA...........................................        9,800        483,413
 SA Fromageries Bel la Vache Qui Rit...................          500         51,383
 SEB SA Prime Fidelite 2002............................          800         69,395
 SGE (Societe Generale d'Enterprise SA)................        2,640        164,755
 *Sagem SA.............................................        3,896        260,245
 Schneider SA..........................................        6,600        339,129
 Seb Prime Fid.........................................          400         33,016
 Seb SA Prime Fidelity.................................          900         76,472
 Societe BIC SA........................................        8,900        346,308
 Societe des Ciments de Francais.......................        9,600        460,094
 Societe Financiere Interbail SA.......................       10,000        306,244
 Societe Generale, Paris...............................       39,300      2,671,059
 Thales SA.............................................        1,800         75,253
 Unibail SA............................................        7,500        476,462
 Valeo SA..............................................       21,100        938,312
 Vivendi Universal SA..................................      133,600      4,193,761
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $46,810,430)...................................                  47,732,462
                                                                       ------------

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CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
RIGHTS/WARRANTS -- (0.0%)
 *Rallye SA Series A Warrants 11/30/03.................        5,000   $      1,915
 *Rallye SA Series B Warrants 11/30/05.................        5,000          2,429
                                                                       ------------
TOTAL RIGHTS/WARRANTS
  (Cost $3,845)........................................                       4,344
                                                                       ------------
TOTAL -- FRANCE
  (Cost $46,814,275)...................................                  47,736,806
                                                                       ------------
GERMANY -- (7.3%)
COMMON STOCKS -- (7.3%)
 Allianz AG............................................        3,590        798,232
 Altana AG.............................................        1,800         97,198
 #Audi AG (Vormals Ausid-NSU Auto Union AG)............        1,000        218,724
 Axel Springer Verlag AG...............................        1,100         61,115
 BASF AG...............................................       50,700      2,349,349
 #BHW Holding AG, Berlin...............................        7,300        123,782
 Bayer AG..............................................       38,300      1,246,980
 #Bayerische Motorenwerke AG...........................        2,600        111,249
 #Bayerische Vereinsbank AG............................       74,578      2,626,697
 Bilfinger & Berger Bau AG, Mannheim...................        5,100        122,927
 *Celanese AG..........................................       11,000        252,805
 *Comdirect Bank AG....................................        7,300         50,809
 #*Commerzbank AG......................................      104,850      1,915,019
 *Continental AG.......................................       25,400        460,356
 DaimlerChrysler AG, Stuttgart.........................      129,400      6,395,108
 Degussa AG............................................       40,618      1,366,089
 Depfa Bank PLC........................................        5,100        381,170
 Deutsche Bank AG......................................       47,600      3,397,491
 Deutsche Lufthansa AG.................................       71,750        978,662
 Dyckerhoff AG DM50....................................        1,000         22,609
 Fresenius Medical Care AG.............................          600         30,802
 Gehe AG...............................................        2,100         92,209
 #Hannover Rueckversicherungs AG.......................        4,212        324,245
 Heidelberger Druckmaschinen AG........................        4,400        210,465
 Heidelberger Zement AG, Heidelberg....................       11,320        486,477
 Hochtief AG...........................................        5,700        115,024
 Hoechst AG............................................        9,600        513,009
 *Infineon Technologies AG.............................       20,500        355,268
 Ivg Holding AG........................................        2,300         26,967
 Kamps AG, Duesseldorf.................................        4,000         46,413
 Karstadt Quelle AG....................................        2,400         67,938
 Koelnische Rueckversicherungs.........................           80          5,082
 Linde AG..............................................       17,033        852,135
 #MAN AG...............................................       21,800        508,142
 MG Technologies AG....................................       36,300        370,329
 Merck KGAA............................................        8,900        249,442
 #*Mobilcom AG.........................................        6,200         90,939
 Munchener Rueckversicherungs-Gesellschaft AG..........          900        205,916
 *Preussag AG..........................................        9,300        236,325
 Rwe AG (NEU) Series A.................................        1,750         66,459
 Siemens AG............................................       12,150        761,652
 Stinnes AG............................................       15,000        385,374
 Suedzucker AG.........................................       10,816        179,662
 ThyssenKrupp AG.......................................      101,800      1,652,934
 #Veba AG..............................................       78,600      4,104,803
 Vereins & Westbank AG.................................          700         18,638
                                                            SHARES           VALUE+
                                                            ------           ------
 Volkswagen AG.........................................       16,750   $    904,483
 *Wuestenrot & Wuerttemberg AG.........................        2,500         37,486
                                                                       ------------
TOTAL -- GERMANY
  (Cost $34,723,750)...................................                  35,874,989
                                                                       ------------
SWITZERLAND -- (6.8%)
COMMON STOCKS -- (6.8%)
 *ABB, Ltd.............................................       64,000        575,962
 #Baloise-Holding......................................       45,000      3,705,075
 Ciba Spezialitaetenchemie Holding AG..................       27,700      2,192,281
 Cie Financiere Richemont AG Series A..................      235,800      6,208,154
 #Clariant AG..........................................      110,600      2,767,171
 *Credit Swisse Group..................................       56,520      2,086,893
 *Ems-Chemie Holding AG................................           61        244,892
 Fischer (Georg) AG, Schaffhausen......................          880        191,528
 Givaudan SA, Vernier..................................        7,680      3,004,806
 Helvetia Patria Holding...............................        7,760      1,154,018
 #Holcim, Ltd..........................................        5,686      1,384,510
 Jelmoli Holding AG, Zuerich...........................           40         35,998
 *Kuoni Reisen Holding AG..............................          490        131,666
 Lonza Group AG........................................        9,000        682,136
 Rieters Holdings......................................        5,340      1,295,149
 *Saurer AG............................................        1,500         41,120
 Schindler Holding AG, Hergiswil Partizipsch...........           75        153,181
 Schweizerische Lebensversicherungs und
   Rentenanstalt.......................................        3,550      1,189,549
 Sig Holding AG........................................          750         95,738
 Sika Finanz AG, Baar..................................          240         63,723
 #Societe Generale de Surveillance Holding SA..........        2,300        732,526
 *Sulzer AG, Winterthur................................          160         36,253
 *Sulzer Medic AG......................................        1,860        286,105
 *Swatch Group AG......................................        5,600        520,944
 #Swisscom AG..........................................        3,490      1,000,153
 *UBS AG...............................................       21,880      1,144,435
 #Unaxis Holding AG....................................       15,800      1,943,776
 Valora Holding AG.....................................          450         94,781
 #Zurich Versicherungs-Gesellschaft - Allied AG........        1,514        351,257
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $30,424,649)...................................                  33,313,780
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Swiss Francs
   (Cost $43,278)......................................                      43,593
                                                                       ------------
TOTAL -- SWITZERLAND
  (Cost $30,467,927)...................................                  33,357,373
                                                                       ------------
NETHERLANDS -- (5.6%)
COMMON STOCKS -- (5.6%)
 ABN-AMRO Holding NV...................................       96,932      1,873,642
 Buhrmann NV...........................................       27,179        319,944
 DSM NV................................................       51,732      2,459,999
 #Fortis NV............................................       57,148      1,292,035
 *Getronics NV.........................................      273,520        618,390
 Hagemeyer NV..........................................       11,218        221,134
 Ing Groep NV..........................................      262,960      6,954,846
 KLM (Koninklijke Luchtvaart Mij) NV...................        9,630        130,992
 *Koninklijke KPN NV...................................      599,000      2,630,163

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 Koninklijke Philips Electronics NV....................      207,167   $  6,452,739
 Koninklijke Vendex KBB NV.............................        6,341         86,609
 Koninklijke Volker Wessels Stevin NV..................        4,540        112,907
 *Koninklijke Vopak NV.................................       41,200        773,662
 NV Holdingsmij de Telegraaf...........................       21,800        460,281
 #Nutreco Holding NV...................................        5,300        181,075
 *Nutricia (Verenigde Bedrijven) NV....................       20,200        485,567
 Oce NV................................................       68,471        818,794
 Vedior NV, Amsterdam..................................       21,523        307,245
 Vnu NV................................................       43,848      1,360,022
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $28,152,442)...................................                  27,540,046
                                                                       ------------
RIGHTS/WARRANTS -- (0.0%)
 *Nutreco Holding NV Rights 06/11/02
   (Cost $0)...........................................        5,300              0
                                                                       ------------
TOTAL -- NETHERLANDS
  (Cost $28,152,442)...................................                  27,540,046
                                                                       ------------
ITALY -- (4.0%)
COMMON STOCKS -- (4.0%)
 #*Alitalia Linee Aeree Italiane SpA Series A..........      630,000        423,771
 Assicurazioni Generali SpA, Trieste...................        3,640         85,016
 Banca di Roma SpA.....................................      346,875        831,224
 *Banca Nazionale del Lavoro SpA.......................       65,000        133,293
 #Banca Popolare di Lodi Scarl.........................       69,000        709,732
 *Banca Popolare di Milano.............................      217,940        904,020
 #Banca Popolare di Verona-Banco San Geminiano e San
   Prospero Scarl......................................       65,000        828,296
 Banca Toscana.........................................      157,500        654,785
 #Buzzi Unicem SpA.....................................       46,000        408,262
 CIR SpA (Cie Industriale Riunite), Torino.............      212,500        254,510
 #Cia Assicuratrice Unipol SpA.........................      158,500        607,115
 Ericsson SpA..........................................        5,500        149,011
 #Fiat SpA.............................................      177,880      2,127,135
 Fiat SpA..............................................        3,000         24,972
 IFIL Finanziaria Partecipazioni SpA...................      105,000        482,628
 *Immsi SpA............................................        6,500          5,071
 #Ing C.Olivetti & C SpA, Ivrea........................    4,370,000      5,193,098
 #Italcementi Fabriche Riunite Cemento SpA, Bergamo....      100,540        915,802
 #Milano Assicurazioni SpA.............................       94,000        262,577
 #Parmalat Finanziaria SpA.............................      196,600        606,115
 #Pirelli SpA..........................................    1,090,000      1,480,638
 #RAS SpA (Riunione Adriatica di Sicurta)..............       35,700        443,586
 Rinascente per l'Esercizio di Grande Magazzini SpA....      169,000        603,126
 #SAI SpA (Sta Assicuratrice Industriale), Torino......       25,683        405,020
 SNIA SpA..............................................      186,800        364,738
 Societe Cattolica di Assicurazoni Scarl SpA...........        4,000         99,403
 #*Tiscali SpA.........................................       73,000        556,507
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $22,757,088)...................................                  19,559,451
                                                                       ------------
                                                            SHARES           VALUE+
                                                            ------           ------
RIGHTS/WARRANTS -- (0.0%)
 *Fiat SpA Warrants 01/31/07
   (Cost $0)...........................................       17,880   $      8,185
                                                                       ------------
TOTAL -- ITALY
  (Cost $22,757,088)...................................                  19,567,636
                                                                       ------------
AUSTRALIA -- (3.7%)
COMMON STOCKS -- (3.7%)
 AMP, Ltd..............................................       25,391        242,900
 AXA Asia Pac Hldgs....................................      581,600      1,013,998
 #Amcor, Ltd...........................................      154,227        790,079
 Bank of Western Australia, Ltd........................       86,310        228,649
 Boral, Ltd............................................      192,916        421,519
 CSR, Ltd..............................................      415,659      1,548,192
 Commonwealth Bank of Australia........................      118,357      2,244,401
 Goodman Fielder, Ltd..................................      561,844        518,400
 Lion Nathan, Ltd......................................      125,300        340,451
 MIM Holdings..........................................      666,246        456,333
 Mayne Nickless, Ltd...................................       42,282        102,199
 Mirvac, Ltd...........................................      276,288        653,733
 National Australia Bank, Ltd..........................       24,693        505,713
 Normandy Mining Corp..................................      120,603        359,775
 Nrma Insurance Group, Ltd.............................      466,700        871,793
 *One Tel Ltd..........................................      274,000         24,816
 Orica, Ltd............................................      123,281        644,109
 Origin Energy, Ltd....................................      288,365        563,149
 Paperlinx, Ltd........................................      143,241        426,496
 Publishing and Broadcasting, Ltd......................      176,876        931,137
 Quantas Airways, Ltd..................................      498,725      1,290,147
 Rio Tinto, Ltd........................................       40,633        808,014
 Santos, Ltd...........................................      191,088        670,636
 Seven Network, Ltd....................................       61,417        206,508
 St. George Bank, Ltd..................................       74,210        825,442
 Suncorp-Metway, Ltd...................................        4,854         34,346
 WMC, Ltd..............................................      203,563      1,114,261
 Wesfarmers, Ltd.......................................       16,506        269,089
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $14,487,631)...................................                  18,106,285
                                                                       ------------
RIGHTS/WARRANTS -- (0.0%)
 *AMP, Ltd. Contingent Rights 06/30/02
   (Cost $0)...........................................       10,499              0
                                                                       ------------
TOTAL -- AUSTRALIA
  (Cost $14,487,631)...................................                  18,106,285
                                                                       ------------
SPAIN -- (3.0%)
COMMON STOCKS -- (3.0%)
 Acerinox SA...........................................       10,000        399,761
 Aguas de Barcelona SA.................................       46,092        589,504
 *Arcelor SA...........................................       25,464        365,168
 Aurea Concesiones de Infraestructuras del Estado SA...       26,000        566,448
 Autopistas Concesionaria Espanola SA..................       50,165        528,650
 Banco de Andalucia....................................        1,769         78,502
 Banco Pastor SA.......................................        1,500         28,027
 Cementos Portland SA..................................        9,200        324,031
 #Cia Espanola de Petroleous SA........................       81,000      1,324,284
 Corporacion Mapfre Compania Internacional de
   Reaseguros SA.......................................       63,300        452,992
 #Ebro Puleva SA.......................................       22,440        262,683
 Endesa SA, Madrid.....................................       19,000        294,659

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 #Fomento de Construcciones y Contratas SA.............       20,600   $    515,775
 Grupo Dragados SA, Madrid.............................       18,800        333,710
 Grupo Ferrovial SA....................................        2,300         62,099
 *Iberia Lineas Aereas de Espana SA....................      302,000        538,888
 Metrovacesa SA........................................       21,695        460,901
 Red Electrica de Espana S.A...........................       24,600        258,780
 Repsol SA.............................................      403,900      4,746,926
 *Societe General de Aguas de Barcelona SA Issue 01....           92          1,152
 Sol Melia SA..........................................       67,300        504,880
 #*Terra Networks SA...................................      226,300      1,346,734
 Vallehermoso SA.......................................       54,000        499,949
                                                                       ------------
TOTAL -- SPAIN
  (Cost $14,343,870)...................................                  14,484,503
                                                                       ------------
SWEDEN -- (2.0%)
COMMON STOCKS -- (2.0%)
 *ASEA AB..............................................       29,000        265,030
 Atlas Copco AB Series A...............................       13,200        315,818
 Atlas Copco AB Series B...............................        6,600        150,793
 Avesta Polarit........................................        7,400         37,234
 #Billerud AB..........................................       12,948        128,303
 Drott Series AB.......................................       31,000        351,748
 Electrolux AB Series B................................       57,500      1,050,982
 Gambro AB Series A....................................       76,900        525,116
 Gambro AB Series B....................................       28,900        197,345
 #Holmen AB Series B...................................       24,900        658,391
 Kinnevik Industrifoervaltnings AB Series B............       19,000        178,518
 NCC AB Series B.......................................       16,600        124,434
 #*Netcom AB Series B..................................       12,500        231,042
 *Pergo AB.............................................        2,916          5,510
 SSAB Swedish Steel Series A...........................       22,800        272,752
 SSAB Swedish Steel Series B...........................        8,100         93,156
 Skandinaviska Enskilda Banken Series A................       71,800        715,161
 Svenska Cellulosa AB Series B.........................       36,300      1,263,612
 Svenska Kullagerfabriken AB Series A..................        7,700        193,320
 Svenska Kullagerfabriken AB Series B..................        9,900        247,030
 *Transcom Worldwide SA Series A.......................          385            668
 *Transcom Worldwide SA Series B.......................          715          1,358
 Trelleborg AB Series B................................       29,100        285,367
 Volvo AB Series A.....................................       42,500        752,810
 Volvo AB Series B.....................................       93,000      1,728,499
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $8,802,249)....................................                   9,773,997
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Swedish Krona
   (Cost $7,445).......................................                       7,668
                                                                       ------------
TOTAL -- SWEDEN
  (Cost $8,809,694)....................................                   9,781,665
                                                                       ------------
FINLAND -- (1.9%)
COMMON STOCKS -- (1.9%)
 Avestapolarit Oyj.....................................        6,841         33,553
 Fortum Oyj............................................      538,483      3,018,431
 Huhtamaki Van Leer Oyj................................       16,100        724,236
 Kemira Oyj............................................       12,700         98,478
                                                            SHARES           VALUE+
                                                            ------           ------
 Kesko Oyj.............................................       66,600   $    713,667
 Metra Oyj Series B....................................        3,700         59,801
 Metsa-Serla Oyj Series B..............................      114,400      1,045,256
 Metso Oyj.............................................       39,268        550,285
 #Outokumpu Oyj Series A...............................       79,400        873,082
 Pohjola Group P.L.C. Series D.........................       14,300        244,748
 Rautaruukki Oyj Series K..............................        2,100          9,555
 Stora Enso Oyj Series R...............................       67,300        980,839
 Upm-Kymmene Oyj.......................................       23,500        917,703
                                                                       ------------
TOTAL -- FINLAND
  (Cost $7,514,149)....................................                   9,269,634
                                                                       ------------
HONG KONG -- (1.7%)
COMMON STOCKS -- (1.7%)
 #Amoy Properties, Ltd.................................      503,000        577,189
 Cathay Pacific Airways, Ltd...........................      123,000        196,337
 China Overseas Land & Investment, Ltd.................      946,000        114,011
 Citic Pacific, Ltd....................................      109,000        246,660
 *City e Solutions, Ltd................................       22,500          1,558
 Great Eagle Holdings, Ltd.............................       93,331        107,695
 #Hang Lung Development Co., Ltd.......................      407,000        386,147
 Henderson Land Development
   Co., Ltd............................................       63,000        270,590
 Hong Kong and Shanghai Hotels, Ltd....................       31,500         15,953
 Hysan Development Co., Ltd............................      317,714        323,840
 Kerry Properties, Ltd.................................      377,392        408,862
 New World Development Co., Ltd........................      391,531        323,782
 *New World Infrastructure, Ltd........................       38,400         10,093
 Shanghai Industrial Holdings Ltd......................      102,000        209,895
 Shangri-La Asia, Ltd..................................      684,000        526,180
 #Sino Land Co., Ltd...................................    1,237,115        456,011
 Swire Pacific, Ltd. Series A..........................      289,500      1,592,330
 Tsim Sha Tsui Properties, Ltd.........................      300,000        305,784
 Wharf Holdings, Ltd...................................      770,600      1,817,916
 Wheelock and Co., Ltd.................................      640,000        557,977
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $8,622,587)....................................                   8,448,810
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Hong Kong Dollars
   (Cost $14,454)......................................                      14,453
                                                                       ------------
TOTAL -- HONG KONG
  (Cost $8,637,041)....................................                   8,463,263
                                                                       ------------
BELGIUM -- (1.1%)
COMMON STOCKS -- (1.1%)
 AGFA-Gevaert NV, Mortsel..............................       31,600        513,387
 Algemene Mij Voor Nijverheidskredit Almanij...........       51,700      2,086,567
 Bekaert SA............................................        8,500        397,051
 #Fortis AG............................................       25,900        589,192
 Heidelberger Zement AG................................          466         20,135
 #Solvay SA............................................       10,900        754,066
 Tessenderlo Chemie....................................        7,300        231,196
 #Union Miniere SA.....................................       14,400        602,562
                                                                       ------------
TOTAL -- BELGIUM
  (Cost $4,698,725)....................................                   5,194,156
                                                                       ------------
DENMARK -- (0.8%)
COMMON STOCKS -- (0.8%)
 #Carlsberg A.S. Series B..............................        7,750        413,097

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 Danisco A.S...........................................        9,880   $    350,260
 Danske Bank A.S.......................................       94,426      1,733,121
 *FLS Industries.......................................        1,440         18,646
 *Gn Great Nordic A.S..................................       37,290        161,732
 *Jyske Bank A.S.......................................        3,400         83,776
 Koebenhavns Lufthavne.................................          620         51,053
 Nordic Baltic Holding AB..............................       21,596        124,886
 Novozymes A.S. Series B...............................        5,867        129,811
 Tele Danmark A.S......................................       31,660        827,863
 *Topdanmark A.S.......................................        3,830        119,168
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $3,757,631)....................................                   4,013,413
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Danish Krone
   (Cost $3,168).......................................                       3,245
                                                                       ------------
TOTAL -- DENMARK
  (Cost $3,760,799)....................................                   4,016,658
                                                                       ------------
EMU -- (0.8%)
INVESTMENT IN CURRENCY -- (0.8%)
 *Euro Currency........................................                   3,836,266
                                                                       ------------
SINGAPORE -- (0.8%)
COMMON STOCKS -- (0.8%)
 #Capitaland, Ltd......................................      483,000        413,576
 City Developments, Ltd................................      152,000        501,894
 DBS Group Holdings, Ltd...............................       34,000        268,296
 Fraser & Neave, Ltd...................................      171,900        750,390
 Keppel Corp., Ltd.....................................      471,000      1,070,197
 Keppel Land, Ltd......................................      130,000        113,497
 *Neptune Orient Lines, Ltd............................      179,000        107,190
 Overseas Chinese Banking Corp., Ltd...................       53,000        358,904
 Singapore Land, Ltd...................................       35,000         71,300
 United Industrial Corp., Ltd..........................       45,000         18,133
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $3,905,789)....................................                   3,673,377
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Singapore Dollars
   (Cost $2,369).......................................                       2,375
                                                                       ------------
TOTAL -- SINGAPORE
  (Cost $3,908,158)....................................                   3,675,752
                                                                       ------------
IRELAND -- (0.7%)
COMMON STOCKS -- (0.7%)
 Allied Irish Banks P.L.C..............................       48,662        677,383
 Bank of Ireland P.L.C.................................        4,078         52,576
 CRH P.L.C.............................................       13,109        231,467
 DCC P.L.C.............................................        7,379         83,552
 *Elan Corp. P.L.C.....................................       21,359        217,503
 Independent News & Media P.L.C........................       24,897         50,474
 Irish Permanent P.L.C.................................       71,883      1,085,911
 Jefferson Smurfit Group P.L.C.........................      273,236        811,751
                                                                       ------------
TOTAL -- IRELAND
  (Cost $2,866,824)....................................                   3,210,617
                                                                       ------------
                                                            SHARES           VALUE+
                                                            ------           ------
NORWAY -- (0.5%)
COMMON STOCKS -- (0.5%)
 #Bergesen Dy ASA Series A.............................       30,000   $    629,055
 #Den Norske Bank ASA Series A.........................       58,400        302,495
 Norsk Hydro ASA.......................................        3,400        171,018
 #Norske Skogindustrier ASA Series A...................       22,700        430,653
 *Petroleum Geo Services ASA...........................       29,900        116,808
 #*Storebrand ASA......................................      135,100        876,833
                                                                       ------------
TOTAL -- NORWAY
  (Cost $2,352,592)....................................                   2,526,862
                                                                       ------------
PORTUGAL -- (0.4%)
COMMON STOCKS -- (0.4%)
 Banco Comercial Portugues SA..........................       11,071         37,752
 Banco Espirito Santo e Comercial de Lisboa............       98,122      1,063,365
 *Cimpor Cimentos de Portugal SA.......................       11,060        211,303
 *Jeronimo Martins (Estabelecimentos Jeronimo Martins &
   Filho Administracao e Participacoes Financeiros
   SA).................................................       12,000         82,400
 Portugal Telecom SA...................................       13,260         96,626
 *Sonae SGPS SA........................................      366,400        253,306
                                                                       ------------
TOTAL -- PORTUGAL
  (Cost $1,839,822)....................................                   1,744,752
                                                                       ------------
GREECE -- (0.3%)
COMMON STOCKS -- (0.3%)
 *Agricultural Bank of Greece S.A......................        8,700         63,072
 Alpha Credit Bank.....................................       19,500        285,288
 *Commercial Bank of Greece............................        2,600         60,823
 EFG Eurobank Ergasias S.A.............................       59,500        796,009
 Hellenic Petroleum S.A................................       57,690        329,845
                                                                       ------------
TOTAL -- GREECE
  (Cost $1,440,907)....................................                   1,535,037
                                                                       ------------
AUSTRIA -- (0.1%)
COMMON STOCKS -- (0.1%)
 #*Telekom Austria AG..................................       44,047        380,641
 Voest-Alpine Stahl AG.................................       10,065        316,697
                                                                       ------------
TOTAL -- AUSTRIA
  (Cost $606,278)......................................                     697,338
                                                                       ------------
NEW ZEALAND -- (0.1%)
COMMON STOCKS -- (0.1%)
 Carter Holt Harvey, Ltd.
   (Cost $551,056).....................................      692,500        666,687
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.0%)
 *New Zealand Dollar
   (Cost $8,574).......................................                       9,756
                                                                       ------------
TOTAL -- NEW ZEALAND
  (Cost $559,630)......................................                     676,443
                                                                       ------------

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO

CONTINUED

                                                             FACE
                                                            AMOUNT           VALUE+
                                                            ------           ------
TEMPORARY CASH INVESTMENTS -- (3.2%)
 Repurchase Agreement, PNC Capital Markets Inc. 1.67%,
   06/03/02 (Collateralized by U.S. Treasury Bills
   1.70%, 09/12/02, valued at $15,845,375) to be
   repurchased at $15,613,173
   (Cost $15,611,000)..................................   $   15,611   $ 15,611,000
                                                                       ------------
TOTAL INVESTMENTS -- (100.0%) (Cost $474,916,744)++....                $488,751,532
                                                                       ============

--------------------------------------------------------------------------------
   +  See Note B to Financial Statements.
   #  Total or Partial Securities on Loan
   *  Non-Income Producing Securities
  ++  The cost for federal income tax purposes is $475,097,946.

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF ASSETS AND LIABILITIES

                                  MAY 31, 2002

                  (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)
                                  (UNAUDITED)

                                                             TAX-MANAGED         TAX-MANAGED          TAX-MANAGED
                                                           U.S. MARKETWIDE       U.S. EQUITY        U.S. SMALL CAP
                                                           VALUE PORTFOLIO        PORTFOLIO         VALUE PORTFOLIO
                                                           ---------------       ------------       ---------------
ASSETS:
Investments at Value................................         $   672,625         $   186,490           $ 1,212,916
Collateral for Securities Loaned....................              36,015                  --                66,800
Receivables:
  Dividends and Interest............................                  --                  --                   509
  Investment Securities Sold........................                  --                  --                    59
  Fund Shares Sold..................................               1,016                 334                10,836
Prepaid Expenses and Other Assets...................                  28                 105                     9
                                                             -----------         -----------           -----------
    Total Assets....................................             709,684             186,929             1,291,129
                                                             -----------         -----------           -----------
LIABILITIES:
Payables:
  Collateral on Securities Loaned...................              36,015                  --                66,800
  Investment Securities Purchased...................                 964                 297                 6,195
  Fund Shares Redeemed..............................                  52                  37                    64
Accrued Expenses and Other Liabilities..............                 176                  78                   645
                                                             -----------         -----------           -----------
    Total Liabilities...............................              37,207                 412                73,704
                                                             -----------         -----------           -----------
NET ASSETS..........................................         $   672,477         $   186,517           $ 1,217,425
                                                             ===========         ===========           ===========
SHARES OUTSTANDING $.01 PAR VALUE
  (Authorized 100,000,000)..........................          60,597,112          17,029,466            73,174,649
                                                             ===========         ===========           ===========
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
  SHARE.............................................         $     11.10         $     10.95           $     16.64
                                                             ===========         ===========           ===========
Investments at Cost.................................         $   629,284         $   193,414           $   948,910
                                                             ===========         ===========           ===========

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF ASSETS AND LIABILITIES

                                  MAY 31, 2002
                  (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)

                                  (UNAUDITED)

                                                                    TAX-MANAGED            TAX-MANAGED
                                                                   U.S. SMALL CAP       DFA INTERNATIONAL
                                                                     PORTFOLIO           VALUE PORTFOLIO
                                                                   --------------       -----------------
ASSETS:
Investments at Value........................................         $   499,871           $   488,752
Collateral for Securities Loaned............................              27,777                53,880
Cash........................................................                  --                    16
Receivables:
  Dividends, Interest and Tax Reclaims......................                 187                 1,630
  Investment Securities Sold................................                  15                     8
  Fund Shares Sold..........................................                 430                   605
Prepaid Expenses and Other Assets...........................                  19                    69
                                                                     -----------           -----------
    Total Assets............................................             528,299               544,960
                                                                     -----------           -----------
LIABILITIES:
Payables:
  Collateral on Securities Loaned...........................              27,777                53,880
  Investment Securities Purchased...........................               1,531                13,357
  Fund Shares Redeemed......................................                  28                    66
Accrued Expenses and Other Liabilities......................                 272                   287
                                                                     -----------           -----------
    Total Liabilities.......................................              29,608                67,590
                                                                     -----------           -----------
NET ASSETS..................................................         $   498,691           $   477,370
                                                                     ===========           ===========
SHARES OUTSTANDING $.01 PAR VALUE
  (Authorized 100,000,000)..................................          32,978,800            48,460,287
                                                                     ===========           ===========
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE....         $     15.12           $      9.85
                                                                     ===========           ===========
Investments at Cost.........................................         $   436,260           $   474,917
                                                                     ===========           ===========

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                            STATEMENTS OF OPERATIONS

                     FOR THE SIX MONTHS ENDED MAY 31, 2002

                             (AMOUNTS IN THOUSANDS)
                                  (UNAUDITED)

                                                                                  TAX-MANAGED
                                                      TAX-MANAGED    TAX-MANAGED  U.S. SMALL
                                                    U.S. MARKETWIDE  U.S. EQUITY   CAP VALUE
                                                    VALUE PORTFOLIO   PORTFOLIO    PORTFOLIO
                                                    ---------------  -----------  -----------
INVESTMENT INCOME
  Dividends.......................................      $  2,523      $    360     $  2,940
  Interest........................................            99            35          190
  Income from Securities Lending..................            55             7          187
  Expenses allocated from Master Fund.............          (812)         (105)          --
                                                        --------      --------     --------
      Total Investment Income.....................         1,865           297        3,317
                                                        --------      --------     --------
EXPENSES
  Investment Advisory Services....................            --            --        2,732
  Administrative Fees.............................           488           116           --
  Accounting & Transfer Agent Fees................            38            17          199
  Custodian Fees..................................            --            --           52
  Legal Fees......................................             4            --            5
  Audit Fees......................................             1             1           23
  Filing Fees.....................................            36            12           25
  Shareholders' Reports...........................             9            --           10
  Directors Fees..................................             2            --            3
  Organizational Fees.............................            --            36           --
  Other...........................................             2            --            5
                                                        --------      --------     --------
      Total Expenses..............................           580           182        3,054
  Less: Fees Waived and/or Expenses Reimbursed....            --           (93)          --
                                                        --------      --------     --------
  Net Expenses....................................           580            89        3,054
                                                        --------      --------     --------
  NET INVESTMENT INCOME (LOSS)....................         1,285           208          263
                                                        --------      --------     --------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENT SECURITIES
  Net Realized Gain (Loss) on Investment
    Securities Sold...............................       (24,002)         (577)      (7,186)
  Change in Unrealized Appreciation (Depreciation)
    of Investment Securities......................         1,079       (12,648)     137,054
                                                        --------      --------     --------

  NET GAIN (LOSS) ON INVESTMENT SECURITIES........       (22,923)      (13,225)     129,868
                                                        --------      --------     --------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM OPERATIONS..................................      $(21,638)     $(13,017)    $130,131
                                                        ========      ========     ========

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                            STATEMENTS OF OPERATIONS

                     FOR THE SIX MONTHS ENDED MAY 31, 2002

                             (AMOUNTS IN THOUSANDS)
                                  (UNAUDITED)

                                                     TAX-MANAGED       TAX-MANAGED
                                                    U.S. SMALL CAP  DFA INTERNATIONAL
                                                      PORTFOLIO      VALUE PORTFOLIO
                                                    --------------  -----------------
INVESTMENT INCOME
  Dividends (Net of Foreign Taxes Withheld of $0
    and $566, respectively).......................     $ 1,248           $ 5,336
  Interest........................................          72               131
  Income from Securities Lending..................          73               265
                                                       -------           -------
      Total Investment Income.....................       1,393             5,732
                                                       -------           -------
EXPENSES
  Investment Advisory Services....................       1,169               971
  Accounting & Transfer Agent Fees................          85               214
  Custodian Fees..................................          22                98
  Legal Fees......................................           2                 2
  Audit Fees......................................          12                 6
  Filing Fees.....................................          24                24
  Shareholders' Reports...........................           3                 3
  Directors Fees..................................           2                 1
  Other...........................................           2                10
                                                       -------           -------
      Total Expenses..............................       1,321             1,329
                                                       -------           -------
  NET INVESTMENT INCOME (LOSS)....................          72             4,403
                                                       -------           -------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENT SECURITIES AND FOREIGN CURRENCY
  Net Realized Gain (Loss) on Investment
    Securities Sold...............................      (5,778)           (4,095)
  Net Realized Gain (Loss) on Foreign Currency
    Transactions..................................          --              (137)
  Change in Unrealized Appreciation (Depreciation)
    of:
    Investment Securities and Foreign Currency....      20,103            36,949
  Translation of Foreign Currency Denominated
    Amounts.......................................          --                70
                                                       -------           -------

  NET GAIN (LOSS) ON INVESTMENT SECURITIES AND
    FOREIGN CURRENCY..............................      14,325            32,787
                                                       -------           -------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM OPERATIONS..................................     $14,397           $37,190
                                                       =======           =======

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS
                             (Amounts in thousands)

                                TAX-MANAGED            TAX-MANAGED            TAX MANAGED
                              U.S. MARKETWIDE          U.S. EQUITY           U.S. SMALL CAP
                              VALUE PORTFOLIO           PORTFOLIO           VALUE PORTFOLIO
                           ---------------------  ---------------------  ----------------------
                           SIX MONTHS     YEAR    SIX MONTHS    SEPT.    SIX MONTHS     YEAR
                             ENDED       ENDED      ENDED      25, TO      ENDED       ENDED
                            MAY 31,     NOV. 30,   MAY 31,     NOV. 30    MAY 31,     NOV. 30,
                              2002        2001       2002       2001        2002        2001
                           ----------   --------  ----------   -------   ----------   --------
                           (UNAUDITED)            (UNAUDITED)            (UNAUDITED)
INCREASE (DECREASE) IN
  NET ASSETS
Operations:
  Net Investment Income
    (Loss)...............  $    1,285   $  4,336  $      208   $    43   $      263   $  3,444
  Net Realized Gain
    (Loss) on Investment
    Securities Sold......     (24,002)   (19,690)       (577)     (191)      (7,186)     5,316
  Change in Unrealized
    Appreciation
    (Depreciation) of
    Investment
    Securities...........       1,079     25,777     (12,648)    5,724      137,054     87,588
                           ----------   --------  ----------   -------   ----------   --------
  Net Increase (Decrease)
    in Net Assets
    Resulting from
    Operations...........     (21,638)    10,423     (13,017)    5,576      130,131     96,348
                           ----------   --------  ----------   -------   ----------   --------
Distributions From:
  Net Investment
    Income...............        (688)    (5,273)        (69)       --       (3,513)    (3,420)
  Net Realized Gains.....          --         --          --        --           --         --
  Tax Return of
    Capital..............          --     (1,260)         --        --           --         --
                           ----------   --------  ----------   -------   ----------   --------
    Total
      Distributions......        (688)    (6,533)        (69)       --       (3,513)    (3,420)
                           ----------   --------  ----------   -------   ----------   --------
Capital Share
  Transactions (1):
  Shares Issued..........     206,792    395,469     132,146    76,219      345,089    415,656
  Shares Issued in Lieu
    of Cash
    Distributions........         646      6,411          69        --        3,303      3,334
  Shares Redeemed........     (86,921)   (90,941)    (14,162)     (245)     (92,358)  (112,874)
                           ----------   --------  ----------   -------   ----------   --------
  Net Increase (Decrease)
    From Capital Shares
    Transactions.........     120,517    310,939     118,053    75,974      256,034    306,116
                           ----------   --------  ----------   -------   ----------   --------
    Total Increase
      (Decrease).........      98,191    314,829     104,967    81,550      382,652    399,044
NET ASSETS
  Beginning of Period....     574,286    259,457      81,550        --      834,773    435,729
                           ----------   --------  ----------   -------   ----------   --------
  End of Period..........  $  672,477   $574,286  $  186,517   $81,550   $1,217,425   $834,773
                           ==========   ========  ==========   =======   ==========   ========

(1) SHARES ISSUED AND
  REDEEMED:
   Shares Issued.........      18,057     33,479      11,325     6,946       21,563     29,028
   Shares Issued in Lieu
     of Cash
     Distributions.......          54        526           6        --          217        270
   Shares Redeemed.......      (7,644)    (7,956)     (1,226)      (22)      (5,668)    (8,295)
                           ----------   --------  ----------   -------   ----------   --------
                               10,467     26,049      10,105     6,924       16,112     21,003
                           ==========   ========  ==========   =======   ==========   ========

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS
                             (AMOUNTS IN THOUSANDS)

                                 TAX-MANAGED             TAX-MANAGED
                               U.S. SMALL CAP         DFA INTERNATIONAL
                                  PORTFOLIO            VALUE PORTFOLIO
                           -----------------------  ---------------------
                           SIX MONTHS      YEAR     SIX MONTHS    YEAR
                              ENDED       ENDED       ENDED       ENDED
                             MAY 31,     NOV. 30,    MAY 31,    NOV. 30,
                              2002         2001        2002       2001
                           -----------  ----------  ----------  ---------
                           (UNAUDITED)              (UNAUDITED)
INCREASE (DECREASE) IN
  NET ASSETS
Operations:
  Net Investment Income
    (Loss)...............  $       72   $   1,150    $  4,403   $  4,044
  Net Realized Gain
    (Loss) on Investment
    Securities Sold......      (5,778)     (8,246)     (4,095)    (5,175)
  Net Realized Gain
    (Loss) on Foreign
    Currency
    Transactions.........          --          --        (137)      (207)
  Change in Unrealized
    Appreciation
    (Depreciation) of
    Investment Securities
    and Foreign
    Currency.............      20,103      34,410      36,949    (22,912)
  Translation of Foreign
    Currency Denominated
    Amounts..............          --          --          70         17
                           ----------   ---------    --------   --------
      Net Increase
        (Decrease) in Net
        Assets Resulting
        from
        Operations.......      14,397      27,314      37,190    (24,233)
                           ----------   ---------    --------   --------
Distributions From:
  Net Investment
    Income...............      (1,133)       (690)     (3,867)    (1,421)
  Net Realized Gains.....          --          --          --         --
                           ----------   ---------    --------   --------
      Total
        Distributions....      (1,133)       (690)     (3,867)    (1,421)
                           ----------   ---------    --------   --------
Capital Share
  Transactions (1):
  Shares Issued..........     132,217     250,563     204,424    277,523
  Shares Issued in Lieu
    of Cash
    Distributions........       1,129         685       3,866      1,421
  Shares Redeemed........     (30,300)    (59,230)    (52,683)   (76,200)
                           ----------   ---------    --------   --------
      Net Increase
        (Decrease) From
        Capital Shares
        Transactions.....     103,046     192,018     155,607    202,744
                           ----------   ---------    --------   --------
      Total Increase
        (Decrease).......     116,310     218,642     188,930    177,090
NET ASSETS
  Beginning of Period....     382,381     163,739     288,440    111,350
                           ----------   ---------    --------   --------
  End of Period..........  $  498,691   $ 382,381    $477,370   $288,440
                           ==========   =========    ========   ========
(1) SHARES ISSUED AND
  REDEEMED:
   Shares Issued.........       8,581      17,976      22,470     28,518
   Shares Issued in Lieu
     of Cash
     Distributions.......          75          52         430        138
   Shares Redeemed.......      (1,970)     (4,374)     (5,803)    (8,213)
                           ----------   ---------    --------   --------
                                6,686      13,654      17,097     20,443
                           ==========   =========    ========   ========

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                          TAX-MANAGED U.S.
                                                     MARKETWIDE VALUE PORTFOLIO
                                    -------------------------------------------------------------
                                     SIX MONTHS          YEAR            YEAR          DEC. 14,
                                        ENDED           ENDED           ENDED          1998 TO
                                       MAY 31,         NOV. 30,        NOV. 30,        NOV. 30,
                                        2002             2001            2000            1999
-------------------------------------------------------------------------------------------------
                                     (UNAUDITED)
Net Asset Value, Beginning of
  Period..........................  $  11.46         $  10.77        $  10.64        $ 10.00
                                    --------         --------        --------        -------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss)....      0.02             0.12            0.17           0.10
  Net Gains (Losses) on Securities
    (Realized and Unrealized).....     (0.37)            0.77            0.12           0.61
                                    --------         --------        --------        -------
    Total From Investment
      Operations..................     (0.35)            0.89            0.29           0.71
-------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
  Net Investment Income...........     (0.01)           (0.16)          (0.16)         (0.07)
  Net Realized Gains..............        --               --              --             --
  Tax Return of Capital...........        --            (0.04)             --             --
                                    --------         --------        --------        -------
    Total Distributions...........     (0.01)           (0.20)          (0.16)         (0.07)
-------------------------------------------------------------------------------------------------
Net Asset Value, End of Period....  $  11.10         $  11.46        $  10.77        $ 10.64
=================================================================================================
Total Return......................     (3.04)%#          8.17%           2.80%          7.02%#
-------------------------------------------------------------------------------------------------
Net Assets, End of Period
  (thousands).....................  $672,477         $574,286        $259,457        $99,579
Ratio of Expenses to Average Net
  Assets..........................      0.43%*(1)        0.44%(1)        0.50%(1)       0.69%*(1)
Ratio of Expenses to Average Net
  Assets (excluding waivers and
  assumption of expenses).........      0.43%*(1)        0.44%(1)        0.50%(1)       0.69%*(1)
Ratio of Net Investment Income to
  Average Net Assets..............      0.40%*           0.97%           1.75%          1.27%*
Ratio of Net Investment Income to
  Average Net Assets (exluding
  waivers and assumption of
  expenses).......................      0.40%*           0.97%           1.75%          1.27%*
Portfolio Turnover Rate...........       N/A              N/A             N/A            N/A
Portfolio Turnover Rate of Master
  Fund Series.....................         8%*             11%             39%            10%
-------------------------------------------------------------------------------------------------

                                          TAX-MANAGED U.S.                         TAX-MANAGED U.S.
                                          EQUITY PORTFOLIO                    SMALL CAP VALUE PORTFOLIO
                                    -----------------------------    --------------------------------------------
                                     SIX MONTHS       SEPT. 25,       SIX MONTHS     YEAR       YEAR     DEC. 11,
                                        ENDED             TO            ENDED        ENDED      ENDED    1998 TO
                                       MAY 30,         NOV. 30,        MAY 31,     NOV. 30,   NOV. 30,   NOV. 30,
                                        2002             2001            2002        2001       2000       1999
----------------------------------  -----------------------------------------------------------------------------
                                     (UNAUDITED)                     (UNAUDITED)
Net Asset Value, Beginning of
  Period..........................  $  11.78         $ 10.00         $    14.63    $  12.08   $  11.19   $  10.00
                                    --------         -------         ----------    --------   --------   --------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss)....      0.01            0.01                 --        0.06       0.09       0.05
  Net Gains (Losses) on Securities
    (Realized and Unrealized).....     (0.83)           1.77               2.07        2.58       0.86       1.14
                                    --------         -------         ----------    --------   --------   --------
    Total From Investment
      Operations..................     (0.82)           1.78               2.07        2.64       0.95       1.19
----------------------------------
LESS DISTRIBUTIONS
  Net Investment Income...........     (0.01)             --              (0.06)      (0.09)     (0.06)        --
  Net Realized Gains..............        --              --                 --          --         --         --
  Tax Return of Capital...........        --              --                 --          --         --         --
                                    --------         -------         ----------    --------   --------   --------
    Total Distributions...........     (0.01)             --              (0.06)      (0.09)     (0.06)        --
----------------------------------
Net Asset Value, End of Period....  $  10.95         $ 11.78         $    16.64    $  14.63   $  12.08   $  11.19
==================================
Total Return......................     (6.99)%#         17.8%#            14.17%#     22.01%      8.50%     11.90%#
----------------------------------
Net Assets, End of Period
  (thousands).....................  $186,517         $81,550         $1,217,425    $834,773   $435,729   $266,735
Ratio of Expenses to Average Net
  Assets..........................      0.25%*(1)       0.25%(1)           0.56%*      0.57%      0.60%      0.64%*
Ratio of Expenses to Average Net
  Assets (excluding waivers and
  assumption of expenses).........      0.37%*(1)       0.71%*(1)          0.56%*      0.57%      0.60%      0.64%*
Ratio of Net Investment Income to
  Average Net Assets..............      0.27%*          0.57%*             0.05%*      0.53%      0.88%      0.66%*
Ratio of Net Investment Income to
  Average Net Assets (exluding
  waivers and assumption of
  expenses).......................      0.15%*          0.11%*             0.05%*      0.53%      0.88%      0.66%*
Portfolio Turnover Rate...........       N/A             N/A                  8%*        12%        50%        15%*
Portfolio Turnover Rate of Master
  Fund Series.....................         5%*             4%*             N/A+        N/A+       N/A+       N/A+
----------------------------------

       *  Annualized
       #  Non-annualized
     (1) Represents the combined ratios for the portfolio and its pro-rata share of the Master Fund Series.
     N/A  Refer to the Master Fund Series.
    N/A+ Not applicable, as these portfolios are stand-alone registered investment companies.

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                           TAX-MANAGED U.S.
                                                         SMALL CAP PORTFOLIO
                                          --------------------------------------------------
                                          SIX MONTHS       YEAR         YEAR       DEC. 15,
                                             ENDED         ENDED        ENDED       1998 TO
                                            MAY 31,      NOV. 30,     NOV. 30,     NOV. 30,
                                             2002          2001         2000         1999
--------------------------------------------------------------------------------------------
                                          (UNAUDITED)
Net Asset Value, Beginning of Period....  $  14.54       $  12.95     $  12.19     $ 10.00
                                          --------       --------     --------     -------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss)..........        --           0.05         0.05        0.02
  Net Gains (Losses) on Securities
    (Realized and Unrealized)...........      0.62           1.59         0.74        2.17
                                          --------       --------     --------     -------
    Total From Investment Operations....      0.62           1.64         0.79        2.19
--------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
  Net Investment Income.................     (0.04)         (0.05)       (0.03)         --
  Net Realized Gains....................        --             --           --          --
                                          --------       --------     --------     -------
    Total Distributions.................     (0.04)         (0.05)       (0.03)         --
--------------------------------------------------------------------------------------------
Net Asset Value, End of Period..........  $  15.12       $  14.54     $  12.95     $ 12.19
============================================================================================
Total Return............................      4.27%#        12.69%        6.50%      21.90%#
--------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)...  $498,691       $382,381     $163,739     $67,274
Ratio of Expenses to Average Net
  Assets................................      0.57%*         0.58%        0.61%       0.78%*
Ratio of Net Investment Income to
  Average Net Assets....................      0.03%*         0.40%        0.45%       0.37%*
Portfolio Turnover Rate.................         7%*           12%          54%          9%*
--------------------------------------------------------------------------------------------

                                                           TAX-MANAGED DFA
                                                    INTERNATIONAL VALUE PORTFOLIO
                                          -------------------------------------------------
                                          SIX MONTHS       YEAR         YEAR       APR. 16,
                                             ENDED         ENDED        ENDED      1998 TO
                                            MAY 31,      NOV. 30,     NOV. 30,     NOV. 30,
                                             2002          2001         2000         1999
----------------------------------------  -------------------------------------------------
                                          (UNAUDITED)
Net Asset Value, Beginning of Period....  $   9.20       $  10.20     $  10.24     $ 10.00
                                          --------       --------     --------     -------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss)..........      0.08           0.11         0.13        0.03
  Net Gains (Losses) on Securities
    (Realized and Unrealized)...........      0.69          (1.00)       (0.12)       0.21
                                          --------       --------     --------     -------
    Total From Investment Operations....      0.77          (0.89)        0.01        0.24
----------------------------------------
LESS DISTRIBUTIONS
  Net Investment Income.................     (0.12)         (0.11)       (0.05)         --
  Net Realized Gains....................        --             --           --          --
                                          --------       --------     --------     -------
    Total Distributions.................     (0.12)         (0.11)       (0.05)         --
----------------------------------------
Net Asset Value, End of Period..........  $   9.85       $   9.20     $  10.20     $ 10.24
========================================
Total Return............................      8.43%#        (8.83)%       0.04%       2.40%#
----------------------------------------
Net Assets, End of Period (thousands)...  $477,370       $288,440     $111,350     $39,242
Ratio of Expenses to Average Net
  Assets................................      0.69%*         0.76%        0.81%       1.56%*
Ratio of Net Investment Income to
  Average Net Assets....................      2.27%*         1.91%        1.86%       0.83%*
Portfolio Turnover Rate.................         3%*            4%           6%          0%*
----------------------------------------

  *  Annualized
  #  Non-annualized

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.
                         NOTES TO FINANCIAL STATEMENTS
                                  (UNAUDITED)

A. ORGANIZATION:

    DFA Investment Dimensions Group Inc. (the "Fund") is an open-end management investment company. The Fund offers thirty-nine portfolios, five of which (the "Portfolios") are included in this report. Of the remaining portfolios, thirty are presented in separate reports and four have not commenced operations.

    The Tax-Managed U.S. Marketwide Value Portfolio and Tax-Managed U.S. Equity Portfolio (the "Feeder Funds") invests all of their assets in The Tax-Managed U.S. Marketwide Value Series and The Tax-Managed U.S. Equity Series (the "Series"), respectively, each a corresponding Series' of the DFA Investment Trust Company. At May 31, 2002, the Feeder Funds owned 80% and 100%, respectively, of the outstanding shares of their respective Series.

    The financial statements of the Series are included elsewhere in this report and should be read in conjunction with the financial statements of the Feeder Funds.

    Tax-Managed U.S. Small Cap Value Portfolio, Tax-Managed U.S. Small Cap Portfolio and Tax-Managed DFA International Value Portfolio are organized as stand-alone registered investment companies.

B. SIGNIFICANT ACCOUNTING POLICIES:

    The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America for investment companies. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and those differences could be material.

    1. SECURITY VALUATION: Securities held by Tax-Managed U.S. Small Cap Value Portfolio and Tax-Managed U.S. Small Cap Portfolio which are listed on a securities exchange and for which market quotations are readily available are valued at the last quoted sale price of the day, or if there is no such reported sale, at the mean between the most recent bid and asked prices. Securities held by Tax-Managed DFA International Value Portfolio which are listed on a securities exchange are valued at the last quoted sale price. Price information on listed securities is taken from the exchange where the security is primarily traded. Unlisted securities for which market quotations are readily available are valued at the mean between the most recent bid and asked prices. Securities for which quotations are not readily available are valued in good faith at fair value using methods approved by the Board of Directors.

    For the Tax-Managed U.S. Marketwide Value Portfolio and Tax-Managed U.S. Equity Portfolio, the investment reflects their proportionate interest in the net assets of their respective Series.

    2. FOREIGN CURRENCY: Securities and other assets and liabilities of the Tax-Managed DFA International Value Portfolio whose values are initially expressed in foreign currencies are translated to U.S. dollars at the mean price of such currency against U.S. dollars last quoted by a major bank. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked to market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

    The Tax-Managed DFA International Value Portfolio does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities whether realized or unrealized.

    Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of interest, dividends and foreign withholding taxes recorded on the books of the Tax-Managed DFA International Value Portfolio and the U.S. dollar equivalent amounts actually received or paid.

    3. FEDERAL INCOME TAXES: It is each Portfolios' intention to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal taxes is required in the financial statements.

    4. OTHER: Security transactions are accounted for on the date the securities are purchased or sold. Costs used in determining realized gains and losses on the sale of investment securities are those of specific securities sold. Dividend income and distributions to shareholders are recorded on the ex-dividend date. The components of net assets may be adjusted for current period permanent book/tax differences which arose principally from differing book/tax treatments of net short-term capital gain distributions of The DFA Investment Trust Company and/or foreign currency and foreign taxes on capital gains, as applicable. Interest income is recorded on the accrual basis. Expenses directly attributable to a Portfolio are directly charged. Common expenses are allocated using methods approved by the Board of Directors.

    The Feeder Funds accrue, on a daily basis, their respective share of income, net of expenses on their investment in their respective Series, which are treated as partnerships for federal income tax purposes. All of the net investment income and realized and unrealized gains and losses from the security transactions are allocated pro-rata among their investors at the time of such determination.

    The Tax-Managed DFA International Value Portfolio may be subject to taxes imposed by countries in which it invests, with respect to its investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The portfolio accrues such taxes when the related income or capital gains are earned. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales of foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital abroad.

C. INVESTMENT ADVISOR:

    Dimensional Fund Advisors Inc. ("Dimensional" or "the Advisor") provides investment advisory services to all Portfolios except the Feeder Funds. The Advisor provides administrative services to the Feeder Funds, including supervision of services provided by others, providing information to shareholders and the Board of Directors, and other administrative services. For the six months ended May 31, 2002, the Portfolios' advisory fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

Tax-Managed U.S. Small Cap Value Portfolio..................  0.50 of 1%
Tax Managed U.S. Small Cap Portfolio........................  0.50 of 1%
Tax Managed DFA International Value Portfolio...............  0.50 of 1%

    For the six months ended May 31, 2002, the Feeder Funds accrued and paid monthly to the Advisor an administration fee based on an effective annual rate of 0.15 of 1% of average daily net assets.

    Certain officers of the Portfolios are also officers, directors and shareholders of the Advisor.

D. PURCHASES AND SALES OF SECURITIES:

    For the six months ended May 31, 2002, the Portfolios made the following purchases and sales of investment securities other than U.S. Government Securities (amounts in thousands):

                                                                OTHER INVESTMENT
                                                                   SECURITIES
                                                              --------------------
                                                              PURCHASES    SALES
                                                              ---------   --------
Tax-Managed U.S. Small Cap Value Portfolio..................  $275,516    $44,791
Tax-Managed U.S. Small Cap Portfolio........................   110,321     15,697
Tax-Managed DFA International Value Portfolio...............   165,179      4,887

E. INVESTMENT TRANSACTIONS:

    At May 31, 2002, gross unrealized appreciation and depreciation for federal income tax purposes of investment securities and foreign currencies was as follows (amounts in thousands):

                                                              GROSS UNREALIZED   GROSS UNREALIZED
                                                                APPRECIATION       DEPRECIATION       NET
                                                              ----------------   ----------------   --------
Tax-Managed U.S. Marketwide Value Portfolio.................      $147,940           $(105,769)     $42,171
Tax-Managed U.S. Equity Portfolio...........................        12,677             (19,657)      (6,980)
Tax-Managed U.S. Small Cap Value Portfolio..................       371,220            (108,136)     263,084
Tax-Managed U.S. Small Cap Portfolio........................       122,778             (59,813)      62,965
Tax-Managed DFA International Value Portfolio...............        50,151             (36,497)      13,654

    At May 31, 2002, the Portfolios had capital loss carryforwards for federal income tax purposes as follows (amounts in thousands):

                                                                  EXPIRES ON NOVEMBER 30,
                                                        -------------------------------------------
                                                        2007       2008         2009         TOTAL
                                                        ----      -------      -------      -------
Tax-Managed U.S. Marketwide Value Portfolio.......      $703      $12,271      $19,886      $32,860
Tax-Managed U.S. Equity Portfolio.................        --           --          146          146
Tax-Managed U.S. Small Cap Value Portfolio........        --        1,319           --        1,319
Tax-Managed U.S. Small Cap Portfolio..............       500        5,106        8,279       13,885
Tax-Managed DFA International Value Portfolio.....         1          843        5,202        6,046

F. FINANCIAL INSTRUMENTS:

    In accordance with the Portfolios' Investment Objectives and Policies, the Portfolios may invest in certain financial instruments which have off-balance sheet risk and concentrations of credit risk. These instruments and their significant corresponding risks are described below:

    1. REPURCHASE AGREEMENTS: The Portfolios may purchase money market instruments subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Fund's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on May 31, 2002.

    2. FOREIGN MARKETS RISKS: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited.

G. LINE OF CREDIT:

    The Fund, together with other Dimensional-advised portfolios, has entered into a $50 million unsecured line of credit with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million, as long as total borrowings under the line of credit do not exceed $50 million in the aggregate. Borrowings under the line are charged interest at the current overnight federal funds rate plus a variable rate approved at the date of borrowing. Each portfolio is individually, and not jointly liable for its particular advances under the line. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires in June 2003. There were no borrowings under the line of credit with the domestic custodian bank during the six months ended May 31, 2002.

    The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $150 million unsecured line of credit with its international custodian bank. Each portfolio is permitted to borrow, subject to investment limitations, up to a maximum of $150 million, as long as total borrowings under the line of credit do not exceed $150 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused line of credit. The agreement for the line of credit expires in April 2003. There were no borrowings under the line of credit with the international custodian bank during the six months ended May 31, 2002.

H. COMPONENTS OF NET ASSETS:

    At May 31, 2002, net assets consisted of (amounts in thousands):

                                                    TAX-MANAGED
                       TAX-MANAGED   TAX-MANAGED    U.S. SMALL
                     U.S. MARKETWIDE U.S. EQUITY        CAP
                     VALUE PORTFOLIO  PORTFOLIO   VALUE PORTFOLIO
                     --------------- ------------ ---------------
Paid-In Capital.....      $686,068     $194,028     $  963,241
Accumulated Net
 Investment Income
 (Loss).............           606          181            (95)
Accumulated Net
 Realized Gain
 (Loss).............       (57,538)        (768)        (9,727)
Unrealized
 Appreciation
 (Depreciation) of
 Investment
 Securities.........        43,341       (6,924)       264,006
                          --------     --------     ----------
Total Net Assets....      $672,477     $186,517     $1,217,425
                          ========     ========     ==========

                                     TAX-MANAGED
                                         DFA
                      TAX-MANAGED   INTERNATIONAL
                     U.S. SMALL CAP     VALUE
                       PORTFOLIO      PORTFOLIO
                     -------------- -------------
Paid-In Capital.....     $455,336     $469,797
Accumulated Net
 Investment Income
 (Loss).............          (63)       4,173
Accumulated Net
 Realized Gain
 (Loss).............      (20,193)     (10,330)
Accumulated Net
 Realized Foreign
 Exchange Gain
 (Loss).............           --         (137)
Unrealized
 Appreciation
 (Depreciation) of
 Investment
 Securities and
 Foreign Currency...       63,611       13,835
Unrealized Net
 Foreign Exchange
 Gain (Loss)........           --           32
                         --------     --------
Total Net Assets....     $498,691     $477,370
                         ========     ========

I. SECURITIES LENDING:

    As of May 31, 2002, some of the Fund's portfolios had securities on loan to broker/dealers, for which each portfolio held cash collateral. Each portfolio invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of domestic securities are required at all times to be secured by collateral at least equal to 102% of the market value of the securities on loan. Loans of international securities are required at all times to be secured by collateral at least equal to 105% of the market value of the securities on loan. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. In the event that the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the portfolio or, at the option of the lending agent, to replace the securities.

    Each portfolio, along with other portfolios of the Fund, invests the cash collateral received from securities on loan in a pooled cash account, which invests in repurchase agreements collateralized by U.S. government securities. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature.

    As of May 31, 2002, the interest rate on the pooled cash account earned by each of the portfolios was 1.74% for the domestic portfolios and 1.79% for the international portfolio. The repurchase agreements within the pooled cash account mature on June 3, 2002. The value of securities on loan to broker/dealers, the cash collateral received from such broker/dealers, the value and cost of each portfolio's pooled cash account investment and the allocated value of collateral from repurchase agreements held in the pooled cash account as of May 31, 2002 were as follows:

                                                                                                      VALUE OF
                                                       MARKET                         COST/VALUE     COLLATERAL
                                                      VALUE OF        VALUE OF        OF POOLED         FROM
                                                     SECURITIES    COLLATERAL AND    CASH ACCOUNT    REPURCHASE
                                                      ON LOAN      INDEMNIFICATION    INVESTMENT     AGREEMENTS
                                                    ------------   ---------------   ------------   ------------
Tax-Managed U.S. Small Cap Value Portfolio........  $51,800,614       $66,800,139    $66,800,511    $68,800,139
Tax-Managed U.S. Small Cap Portfolio..............   23,915,310        27,776,978     27,777,133     27,776,978
Tax-Managed DFA International Value Portfolio.....   51,018,898        53,879,846     55,730,457     55,730,457

                  THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

                            SCHEDULE OF INVESTMENTS

                                  MAY 31, 2002
                                  (UNAUDITED)

                                                            SHARES           VALUE+
                                                            ------           ------
COMMON STOCKS -- (97.7%)
 *3 Dimensional Pharmaceuticals, Inc...................       5,700    $     31,435
 *3COM Corp............................................     193,900       1,077,114
 *3TEC Energy Corp.....................................       7,200         108,324
 AAR Corp..............................................      24,200         276,848
 *Abgenix, Inc.........................................      47,200         609,116
 *Abiomed, Inc.........................................       5,500          41,965
 *Acceptance Insurance Companies, Inc..................       2,900          13,340
 *Ace Cash Express, Inc................................         400           4,320
 *Aclara Biosciences, Inc..............................       9,400          19,411
 *Acme Communications, Inc.............................       5,300          54,457
 *#ACT Manufacturing, Inc..............................         300              17
 *ACT Teleconferencing, Inc............................       7,100          25,276
 *Active Power, Inc....................................      17,600          77,000
 *ADC Telecommunications, Inc..........................     162,300         543,705
 *ADE Corp.............................................       2,600          31,213
 *#Adelphia Communications Corp. Class A...............     110,700          78,043
 *Adept Technology, Inc................................       3,200           8,608
 *Advanced Digital Information Corp....................       3,000          24,915
 *Advanced Micro Devices, Inc..........................     217,000       2,480,310
 Advanta Corp. Class A.................................      16,900         234,741
 Advanta Corp. Class B Non-Voting......................      21,600         294,840
 *Aehr Test Systems....................................         500           2,887
 *AES Corp.............................................     206,500       1,352,575
 *Aether Systems, Inc..................................      13,900          50,109
 Aetna, Inc............................................      91,900       4,397,415
 *Aetrium, Inc.........................................       2,400           5,076
 *AG Services America, Inc.............................         400           5,150
 *Agco Corp............................................      47,700         989,775
 *Agile Software Corp..................................      17,600         146,960
 *AHL Services, Inc....................................       4,400           8,690
 *Air Methods Corp.....................................       1,900          21,850
 Airborne, Inc.........................................      16,000         361,120
 *Airgas, Inc..........................................      63,800       1,039,940
 *AirGate PCS, Inc.....................................      10,800         124,308
 *Airnet Systems, Inc..................................       4,000          33,600
 *#Airspan Networks, Inc...............................      10,600          11,395
 *AK Steel Holding Corp................................      96,860       1,353,134
 *Akamai Technologies, Inc.............................      26,400          53,064
 Alamo Group, Inc......................................       3,800          63,840
 *Alamosa Holdings, Inc................................      27,300         118,209
 *Alaska Air Group, Inc................................      25,800         718,530
 Albany International Corp. Class A....................      17,000         442,850
 Albemarle Corp........................................       3,900         124,332
 Alcoa, Inc............................................      20,352         711,913
 Alexander & Baldwin, Inc..............................      27,600         759,414
 *Alexion Pharmaceuticals, Inc.........................       8,200         129,109
 Alfa Corp.............................................       1,800          49,419
 *All American Semiconductor, Inc......................       1,300           4,504
 *Allegheny Corp.......................................       2,178         404,781
 *#Allegiance Telecom, Inc.............................      52,700          60,868
 *Allen Telecom, Inc...................................      17,200          90,300
 *Alliance Semiconductor Corp..........................      42,200         372,626
 Alliant Energy Corp...................................       1,500          41,280
 *Allied Healthcare Products, Inc......................         400           1,998
                                                            SHARES           VALUE+
                                                            ------           ------
 *#Allied Holdings, Inc................................       1,100    $      5,775
 Allmerica Financial Corp..............................      41,700       2,024,535
 *Allou Health & Beauty Care, Inc. Class A.............       1,000           7,940
 *Allsctipts Healthcare Solutions, Inc.................      13,900          61,924
 Allstate Corp.........................................     213,700       8,223,176
 *Alltrista Corp.......................................         500          18,570
 *Alpha Industries, Inc................................      15,400         157,542
 *Alpha Technologies Group, Inc........................       1,300           3,217
 Alpharma, Inc. Class A................................      16,600         342,790
 *Ambassadors Group, Inc...............................         700          10,815
 *Ambassadors, Inc.....................................       4,000          36,860
 *AMC Entertainment, Inc...............................       8,700         126,933
 Amerada Hess Corp.....................................      25,900       2,130,275
 *Amerco, Inc..........................................      19,600         315,364
 *America Services Group, Inc..........................         400           4,196
 *America West Holdings Corp. Class B..................      16,700          50,935
 *American Dental Partners, Inc........................         500           4,552
 American Financial Group, Inc.........................      35,700         954,618
 #American Greetings Corp. Class A.....................      32,500         671,775
 *American Medical Security Group, Inc.................       7,200         137,520
 American National Insurance Co........................      23,800       2,390,234
 *American Pacific Corp................................         500           5,265
 *American Physicians Capital, Inc.....................       4,000          66,760
 *American Power Conversion Corp.......................       3,000          41,985
 *American Retirement Corp.............................      11,000          33,440
 *American Software, Inc. Class A......................       4,500          15,682
 *American Superconductor Corp.........................       7,800          55,809
 *American Technical Ceramics Corp.....................       1,500           9,900
 *American Tower Corp..................................      95,500         362,900
 *American West Bancorporation.........................         550           7,018
 *Americredit Corp.....................................      40,900       1,435,590
 *#Ameripath, Inc......................................       9,700         286,586
 #AmerisourceBergen Corp...............................      24,272       1,871,128
 #AmerUs Group Co......................................      10,000         354,500
 *Amkor Technology, Inc................................       3,000          44,610
 *#AMR Corp............................................     135,600       2,840,820
 *Amrep Corp...........................................         500           3,950
 AmSouth Bancorporation................................       2,500          55,500
 *Amtran, Inc..........................................       3,400          37,995
 Anadarko Petroleum Corp...............................     156,634       7,949,175
 *Anadigics, Inc.......................................      12,700         136,842
 Analysts International Corp...........................       9,700          47,190
 *Anaren Microwave, Inc................................       8,200         106,641
 *#Ann Taylor Stores Corp..............................      26,250         747,600
 *AnswerThink Consulting Group, Inc....................      16,300          85,167
 *AOL Time Warner, Inc.................................   1,258,600      23,535,820
 *#APA Optics, Inc.....................................       5,200          11,440
 Apache Corp...........................................      84,260       4,691,597
 *Apple Computer, Inc..................................      51,000       1,188,045
 *Applica, Inc.........................................       9,800          99,568
 *Applied Extrusion Technologies, Inc..................       2,900          18,850
 *Applied Films Corp...................................       4,600          74,750
 Applied Industrial Technologies, Inc..................       5,600         110,600
 *Applied Innovation, Inc..............................       4,000          17,320

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 *Applied Micro Circuits Corp..........................     208,400    $  1,282,702
 *Applied Signal Technologies, Inc.....................       2,400          28,212
 *Apropos Technology, Inc..............................       3,800           8,645
 *Aradigm Corp.........................................       7,700          30,299
 *Arch Capital Group, Ltd..............................       9,000         266,805
 Arch Chemicals, Inc...................................      20,300         471,975
 #Arch Coal, Inc.......................................      18,995         446,382
 Archer-Daniels Midland Co.............................     425,565       6,191,971
 *Arena Pharmaceuticals, Inc...........................      12,400          93,930
 Argonaut Group, Inc...................................      19,800         423,621
 *Argonaut Technologoes, Inc...........................       4,800           6,528
 *#Ariba, Inc..........................................     176,500         521,557
 *Arkansas Best Corp...................................      11,000         270,875
 *Arqule, Inc..........................................       7,800          67,275
 *Arris Group, Inc.....................................      28,300         183,808
 *Arrow Electronics, Inc...............................      57,200       1,431,144
 *Art Technology Group, Inc............................      12,500          16,562
 *Artesyn Technologies, Inc............................      14,000         105,980
 Arvinmeritor, Inc.....................................       7,100         189,570
 *Ascential Software Corp..............................     162,100         495,215
 Ashland, Inc..........................................      33,300       1,265,067
 *Ashworth, Inc........................................       4,000          35,980
 *Aspect Communications Corp...........................      21,500         102,017
 *Astec Industries, Inc................................      10,800         182,628
 Astoria Financial Corp................................       5,400         188,298
 *Asyst Technologies, Inc..............................      12,900         219,429
 AT&T Corp.............................................   1,172,000      14,028,840
 *AT&T Wireless Services, Inc..........................   2,215,966      17,971,484
 Atlanta Sosnoff Capital Corp..........................         600           6,975
 *Atlas Air, Inc.......................................      17,500         150,150
 *#Atmel Corp..........................................      68,000         559,300
 *ATP Oil & Gas Corp...................................       6,900          25,668
 *Atrion Corp..........................................         200           6,264
 *ATS Medical, Inc.....................................       5,800           9,599
 *Audiovox Corp. Class A...............................      23,400         183,105
 *Ault, Inc............................................         300           1,464
 *Aurora Foods, Inc....................................      42,500          85,425
 *#autobytel.com, Inc..................................       8,100          29,241
 *AutoNation, Inc......................................     324,600       5,592,858
 *Avanex Corp..........................................      29,900          76,992
 *Avatar Holdings, Inc.................................       1,700          44,370
 *Avenue A, Inc........................................      13,000          38,935
 *Aviall, Inc..........................................       5,600          53,592
 *Avici System, Inc....................................       8,400          14,532
 *Avid Technology, Inc.................................       7,700          70,262
 *Avigen, Inc..........................................       9,000          78,165
 Avnet, Inc............................................      13,779         318,708
 *Avocent Corp.........................................      20,400         463,284
 AVX Corp..............................................       1,000          21,450
 *Aware, Inc...........................................      14,300          52,981
 *Axeda Systems, Inc...................................       5,800          13,833
 *Axsys Technologies, Inc..............................         300           2,439
 *AXT, Inc.............................................       9,400          92,261
 *Aztar Corp...........................................      31,900         659,692
 Baldwin & Lyons, Inc. Class B.........................       1,200          27,714
 *#Bally Total Fitness Holding Corp....................      13,400         276,710
 *Bancinsurance Corp...................................       1,800           9,396
 Bandag, Inc...........................................       4,500         144,000
 Bandag, Inc. Class A..................................       3,800         106,780
 Bank of America Corp..................................      14,000       1,061,340
 Bank of Hawaii Corp...................................      64,600       1,870,170
 Bank One Corp.........................................      11,400         463,182
                                                            SHARES           VALUE+
                                                            ------           ------
 *Bank United Financial Corp. Class A..................      12,800    $    228,160
 Banknorth Group, Inc..................................       3,000          80,670
 Banner Corp...........................................       1,000          21,895
 Banta Corp............................................      13,000         445,900
 *Barry (R.G.) Corp....................................       1,100           6,325
 *Bay View Capital Corp................................      29,500         200,305
 *Baycorp Holdings, Ltd................................         600           7,230
 *Be Aerospace, Inc....................................      15,800         205,479
 Bear Stearns Companies, Inc...........................      49,622       2,979,801
 *Beazer Homes USA, Inc................................       3,676         287,537
 *Bell Industries, Inc.................................       2,700           5,211
 *Bell Microproducts, Inc..............................       4,400          45,452
 Belo Corp. Class A....................................      69,100       1,655,636
 *Benchmark Electronics, Inc...........................       8,400         252,000
 Berkley (W.R.) Corp...................................      10,500         619,185
 *Beta Oil & Gas, Inc..................................         600           1,758
 *Bethlehem Steel Corp.................................      11,900           4,760
 *Beverly Enterprises..................................      87,100         680,251
 Big Lots, Inc.........................................      84,200       1,507,180
 *Biocryst Pharmaceuticals, Inc........................       4,800          14,592
 *Bio-Logic Systems Corp...............................         300           1,365
 *Bio-Rad Laboratories, Inc. Class A...................       4,000         177,040
 *Biosource International, Inc.........................       2,600          15,925
 *Blonder Tongue Laboratories, Inc.....................         500           1,455
 *#Blue Rhino Corp.....................................       1,900          23,332
 *Bluegreen Corp.......................................       5,100          19,737
 BMC Industries, Inc...................................       3,900           4,875
 Bob Evans Farms, Inc..................................      19,600         600,054
 *Boca Resorts, Inc....................................      32,700         422,484
 *#Bogen Communications International, Inc.............         700           2,194
 Boise Cascade Corp....................................      51,600       1,835,928
 *Bombay Co., Inc......................................       9,900          49,401
 *Bon-Ton Stores, Inc..................................         900           3,780
 *Books-a-Million, Inc.................................       5,000          19,850
 *Borders Group, Inc...................................       2,000          41,680
 Borg-Warner, Inc......................................      23,100       1,487,640
 *Borland Software Corp................................       9,700          93,217
 *Boron, Lepore and Associates, Inc....................       3,000          47,805
 *Boston Biomedical, Inc...............................         400           1,880
 *Boston Communications Group, Inc.....................       5,300          46,640
 *Bottomline Technologies, Inc.........................       4,000          29,620
 Bowater, Inc..........................................      21,800       1,141,884
 Bowne & Co., Inc......................................      29,300         423,385
 *Boyd Gaming Corp.....................................      42,300         618,003
 *Brass Eagle, Inc.....................................         500           3,025
 *Braun Consulting, Inc................................      10,100          50,651
 *Brigham Exploration Co...............................       1,100           5,582
 *Broadwing, Inc.......................................     122,100         466,422
 Brookline Bancorp, Inc................................      11,500         289,857
 *Brooks-PRI Automation Inc............................      12,100         364,875
 *Brookstone, Inc......................................       1,500          25,440
 *Brooktrout, Inc......................................       3,300          17,803
 *Brown (Tom), Inc.....................................      17,900         487,954
 Brown Shoe Company, Inc...............................       8,900         213,600
 Brunswick Corp........................................      51,400       1,367,240
 Brush Engineered Materials, Inc.......................       6,100          79,605
 *BSQUARE Corp.........................................       6,900          16,111
 *BTU International, Inc...............................       1,000           4,645
 *Buca, Inc............................................       6,300         112,045
 *Buckeye Technology, Inc..............................      18,600         193,254
 *Building Materials Holding Corp......................       7,000         107,065

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CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 Burlington Coat Factory Warehouse Corp................      21,100    $    483,190
 Burlington Northern Santa Fe Corp.....................     311,900       8,826,770
 *Butler International, Inc............................         700           1,666
 *BWAY Corp............................................         600           9,360
 *Cable Design Techologies Corp........................      20,700         240,120
 Cabot Corp............................................         500          12,315
 Cabot Oil & Gas Corp. Class A.........................       5,700         130,815
 *Cache, Inc...........................................         700          11,886
 Calgon Carbon Corp....................................      27,600         233,220
 *California Coastal Communities, Inc..................         700           3,402
 *Caliper Technologies Corp............................      13,900         101,817
 *Callon Petroleum Corp................................       6,000          30,300
 *Canaan Energy Corp...................................         400           7,170
 *Candela Laser Corp...................................       2,700          15,754
 *Capital Pacific Holdings, Inc........................       1,100           4,675
 *Capital Senior Living Corp...........................       3,900          13,221
 *Capital Trust, Inc...................................       1,400           6,930
 *Capstone Turbine Corp................................      32,000          77,760
 *Captaris, Inc........................................       9,600          27,792
 Caraustar Industries, Inc.............................      23,600         306,682
 Carpenter Technology Corp.............................      11,800         345,150
 *Carreker Corp........................................       5,800          56,608
 *Carriage Services, Inc. Class A......................       4,100          17,753
 *Carrier Access Corp..................................       7,500          20,062
 *#Carrizo Oil & Gas, Inc..............................       1,700           8,032
 *Cascade Corp.........................................       3,000          42,000
 *Casella Waste Systems, Inc. Class A..................       9,500         109,677
 Casey's General Stores, Inc...........................      23,600         281,430
 Cash America International, Inc.......................       6,700          55,945
 Castle (A.M.) & Co....................................      10,200         106,794
 *Catalytica Energy Systems, Inc.......................       5,900          22,331
 Caterpillar, Inc......................................       1,600          83,632
 Cato Corp. Class A....................................         400          10,846
 *Cavalier Homes, Inc..................................       5,800          19,952
 CBRL Group, Inc.......................................      60,100       1,998,926
 *C-COR.Net Corp.......................................      10,500          91,927
 *CDI Corp.............................................       8,600         240,628
 *Celadon Group, Inc...................................       2,000          22,490
 *Celeritek, Inc.......................................       6,700          56,213
 *Cell Genesys, Inc....................................      15,500         216,225
 *Cendant Corp.........................................      78,679       1,438,252
 Centex Construction Products, Inc.....................       6,500         271,505
 Centex Corp...........................................      60,500       3,251,875
 *Central Garden & Pet Co..............................       7,100         104,228
 Central Parking Corp..................................      13,300         327,180
 *Century Business Services, Inc.......................      42,800         147,874
 CenturyTel, Inc.......................................       3,100          96,100
 *Ceres Group, Inc.....................................       8,900          38,492
 *#CGI Group, Inc......................................       3,332          17,926
 *Chalone Wine Group, Ltd..............................         700           6,419
 *Champion Enterprises, Inc............................      38,800         311,176
 *Channell Commercial Corp.............................         700           4,585
 *Charles and Colvard, Ltd.............................       1,000           4,570
 *Charming Shoppes, Inc................................      50,800         393,954
 *Chart Industries, Inc................................       6,100          16,226
 *Charter Communications, Inc..........................     388,400       2,705,206
 *Chase Industries, Inc................................         700           8,890
 *Checkers Drive-In Restaurant, Inc....................       3,100          37,959
 *#CheckFree Corp......................................      48,700       1,033,170
 *Checkpoint System, Inc...............................      24,200         317,988
 Chemed Corp...........................................       1,200          44,040
                                                            SHARES           VALUE+
                                                            ------           ------
 Chemfirst, Inc........................................       6,300    $    175,770
 Chesapeake Corp.......................................       7,300         203,086
 *#Chesapeake Energy Corp..............................       3,000          22,560
 *Chiles Offshore, Inc.................................       9,500         256,025
 *Chromcraft Revington, Inc............................         700          10,829
 *Chronimed, Inc.......................................       3,100          17,887
 Chubb Corp............................................       2,000         150,320
 *Ciber, Inc...........................................      12,600          96,894
 *CIENA Corp...........................................     189,000       1,070,685
 Cincinnati Financial Corp.............................     136,900       6,209,099
 *Ciphergen Biosystems, Inc............................       6,400          30,432
 *Ciprico, Inc.........................................         400           2,128
 CIRCOR International, Inc.............................       1,150          25,311
 *#Circuit City Stores, Inc. (Carmax Group)............       5,700         150,879
 Circuit City Stores, Inc. (Circuit City Group)........      82,600       1,892,366
 Citizens Banking Corp.................................       1,000          32,885
 *Citizens Communications Co...........................      55,000         517,000
 *City Holding Co......................................       6,500         120,607
 City National Corp....................................         115           6,240
 *CKE Restaurants, Inc.................................      18,400         184,000
 *Clare, Inc...........................................       5,300          21,226
 *Clarus Corp..........................................       4,700          28,176
 *Clean Harbors, Inc...................................       3,200          25,024
 *Clear Channel Communications, Inc....................     397,300      21,148,279
 Cleveland Cliffs, Inc.................................       6,200         177,258
 *CNA Financial Corp...................................     158,700       4,221,420
 CNA Surety Corp.......................................       1,000          15,120
 *CNET Networks, Inc...................................     103,600         321,678
 Coachmen Industries, Inc..............................       6,400         110,080
 *Cobra Electronic Corp................................       1,200          10,098
 Coca-Cola Enterprises, Inc............................     356,500       7,753,875
 *Coherent, Inc........................................      13,100         394,179
 *Cohesion Technologies, Inc...........................      11,000          25,905
 *Coldwater Creek, Inc.................................         400           7,844
 *Colorado Medtech, Inc................................       6,100          19,489
 *Columbia Banking System, Inc.........................       7,260          83,308
 Columbus McKinnon Corp................................      11,300         110,683
 *Comarco, Inc.........................................         900           6,997
 *#Comcast Corp. Class A...............................      15,500         458,877
 *#Comcast Corp. Class A Special.......................     550,400      15,496,512
 *Comfort Systems USA, Inc.............................      13,700          64,390
 Commerce Bancshares, Inc..............................       1,470          66,466
 Commerce Group, Inc...................................       8,000         314,720
 Commercial Federal Corp...............................      33,800         973,440
 Commercial Metals Co..................................       9,300         426,870
 *Community West Bancshares............................         400           1,980
 Compass Bancshares, Inc...............................       2,700          93,973
 *Compucom Systems, Inc................................      14,500          57,710
 *CompuCredit Corp.....................................      22,300         154,985
 Computer Associates International, Inc................      78,500       1,362,760
 *Computer Horizons Corp...............................       9,600          41,712
 *Computer Network Technology Corp.....................      12,600         106,029
 *Computer Task Group, Inc.............................       5,600          25,760
 *Comshare, Inc........................................       2,100           5,502
 *Comstock Resources, Inc..............................      11,200          92,512
 *Comtech Telecommunications Corp......................       1,800          17,775
 *Comverse Tecnology, Inc..............................     237,100       2,810,820
 *Concerto Software, Inc...............................       2,700          21,748
 *Concord Camera Corp..................................      11,500          79,580

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CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 *Cone Mills Corp......................................       5,900    $     20,650
 *Conmed Corp..........................................      14,250         339,791
 *#Conseco, Inc........................................     273,700         763,623
 *Consolidated Freightways Corp........................       5,800          18,357
 *Consolidated Graphics, Inc...........................       5,700         114,570
 *Continental Airlines, Inc............................      34,800         774,996
 *Continental Materials Corp...........................         100           2,710
 *Convera Corp.........................................       8,800          33,484
 *Cooper Industries, Ltd...............................       2,000          86,740
 Cooper Tire & Rubber Co...............................      43,900       1,002,676
 *CoorsTek, Inc........................................       9,050         304,668
 *Corixa Corp..........................................      18,500         121,637
 Corn Products International, Inc......................      31,700       1,074,630
 *Cornell Companies, Inc...............................       3,300          36,300
 *Corning, Inc.........................................     581,000       2,788,800
 *Correctional Services Corp...........................         700           1,575
 *Corrections Corporation of America...................      11,900         193,018
 *Corrpro Companies, Inc...............................         600             720
 Corus Bankshares, Inc.................................       6,700         333,459
 *Corvas International, Inc............................       7,800          19,929
 Countrywide Credit Industries, Inc....................      80,600       3,974,386
 *Covenant Transport, Inc. Class A.....................      15,100         239,033
 *Coventry Health Care, Inc............................      22,200         689,310
 *Cox Communications, Inc..............................     348,600      11,726,904
 *Cox Radio, Inc.......................................      15,000         410,250
 *Credence Systems Corp................................      38,600         731,663
 *Credit Acceptance Corp...............................      35,400         480,555
 *#Cree Research, Inc..................................      29,900         344,298
 *Crestline Capital Corp...............................      14,600         495,670
 Crompton Corp.........................................      17,400         196,968
 *Cross (A.T.) Co. Class A.............................       1,100           8,250
 *Crossroads Systems, Inc..............................      13,400          21,239
 *Crown Castle International Corp......................     120,500         542,250
 *#Crown Cork & Seal Co., Inc..........................      68,600         569,380
 *CSS Industries, Inc..................................       1,700          62,594
 CSX Corp..............................................     191,300       6,580,720
 Cubic Corp............................................      31,500         850,815
 *Culp, Inc............................................       2,500          31,850
 #Cummins Engine Co., Inc..............................      51,900       1,910,439
 *Cumulus Media, Inc. Class A..........................      15,600         335,790
 *CuraGen Corp.........................................      19,900         159,498
 *Curative Health Services, Inc........................       2,500          34,825
 *Curis, Inc...........................................       9,500          12,302
 *Curon Medical, Inc...................................       5,100          18,003
 Curtiss-Wright Corp-Cl B W/I..........................         636          45,086
 *Cutter & Buck, Inc...................................       2,500          17,512
 *Cyberoptics Corp.....................................         700           7,980
 *Cybersource Corp.....................................       6,500          15,112
 *Cysive, Inc..........................................       7,900          18,841
 *Cytec Industries, Inc................................      12,500         387,375
 *Daisytek International Corp..........................       7,100         100,926
 Dana Corp.............................................      78,300       1,669,356
 *Danielson Holding Corp...............................       2,800          17,640
 *Dataram Corp.........................................       1,600           9,296
 *Datastream Systems, Inc..............................       3,900          25,525
 *Datum, Inc...........................................       1,500          19,447
 *Dave and Busters, Inc................................       3,900          47,307
 *DaVita, Inc..........................................      50,000       1,170,000
 *Dawson Geophysical Co................................         400           3,040
 *DDi Corp.............................................      12,200          33,977
 *Deckers Outdoor Corp.................................       1,900           8,749
 Deere & Co............................................       2,500         117,500
                                                            SHARES           VALUE+
                                                            ------           ------
 *Delphax Technologies, Inc............................         400    $      1,612
 Delphi Automotive Systems Corp........................       3,700          58,275
 Delphi Financial Group, Inc. Class A..................       4,200         176,400
 Delta Air Lines, Inc..................................     100,900       2,648,625
 *Denbury Resources, Inc...............................      24,100         223,648
 *Dendreon Corp........................................       6,400          18,944
 *Department 56, Inc...................................       5,400          97,200
 *Designs, Inc.........................................       2,900          20,561
 *Devcon International Corp............................         300           2,050
 Devon Energy Corp.....................................      81,900       4,279,275
 *DiamondCluster International, Inc....................       9,300          74,307
 Diebold, Inc..........................................         200           7,906
 *Diedrich Coffee, Inc.................................         400           1,356
 *Digi International, Inc..............................       4,300          19,479
 *DigitalThink Inc.....................................       3,800           5,928
 Dillards, Inc. Class A................................      73,900       2,219,217
 Dime Community Bancorp, Inc...........................      13,275         320,259
 Dimon, Inc............................................      55,600         395,872
 *Diodes, Inc..........................................       2,000          17,110
 *Discovery Partners International.....................       7,800          46,449
 Disney (Walt) Co......................................     181,200       4,151,292
 *Ditech Communications Corp...........................      17,000          50,915
 *Dixie Group, Inc.....................................         800           5,372
 *Dobson Communications Corp...........................       2,700           6,439
 *Dollar Thrifty Automotive Group, Inc.................      21,700         504,308
 *Dominion Homes, Inc..................................         700          16,205
 Dominion Resources, Inc...............................       2,613         169,270
 *DoubleClick, Inc.....................................      60,100         495,524
 Dover Motorsports, Inc................................       5,100          30,549
 Downey Financial Corp.................................      11,700         637,533
 *Dress Barn, Inc......................................       7,400         234,765
 *Drew Industries, Inc.................................         700          10,850
 *Drugstore.com, Inc...................................      26,300          70,878
 *DT Industries, Inc...................................         700           3,125
 *Ducommun, Inc........................................         700          13,300
 *DuPont Photomasks, Inc...............................       8,000         278,200
 *Dura Automotive Systems, Inc.........................       5,500         122,402
 *DUSA Pharmaceuticals, Inc............................      15,100          34,050
 *DVI, Inc.............................................      11,200         218,848
 *Dwyer Group, Inc.....................................         500           2,085
 *Dyax Corp............................................      22,300          90,649
 *Dycom Industries, Inc................................      21,399         282,467
 *Dynamex, Inc.........................................         700           1,435
 Dynegy, Inc...........................................      26,100         232,029
 *E Trade Group, Inc...................................     203,000       1,258,600
 *E.piphany, Inc.......................................      32,500         135,525
 *Eagle Bancshares, Inc................................         400          10,346
 *EarthLink, Inc.......................................      60,600         399,051
 Eastman Chemical Co...................................      19,400         897,250
 Eaton Corp............................................       1,600         129,312
 *Ecometry Corp........................................       5,400          14,985
 *#Eden Bioscience Corp................................       7,800          15,756
 *#EDGAR Online, Inc...................................         600           1,734
 *Edge Petroleum Corp..................................       2,800          16,534
 *Edgewater Technology, Inc............................       7,700          31,146
 *EGL, Inc.............................................      12,800         211,392
 *Elder-Beerman Stores Corp............................       1,200           3,690
 *Electro Rent Corp....................................      11,400         145,521
 *#Electroglas, Inc....................................         600           8,460
 *Electronics for Imaging, Inc.........................      24,000         392,280
 *eLoyalty Corp........................................       1,200           6,984
 *EMCORE Corp..........................................       6,600          47,454

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CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 *Emisphere Technologies, Inc..........................       4,500    $     22,455
 *Emmis Broadcasting Corp. Class A.....................      18,800         556,386
 Empire District Electric Co...........................       1,200          24,000
 *EMS Technologies, Inc................................       3,400          76,041
 *Encompass Services Corp..............................      47,200          43,424
 Energen Corp..........................................      11,300         307,586
 *Energy Partners, Ltd.................................      11,500          85,790
 *Enesco Group, Inc....................................       3,600          25,344
 *Enserch Corp.........................................      28,900          59,245
 *Enterrasys Networks, Inc.............................      12,800          21,888
 *Entravision Communications Corp......................      36,600         573,888
 *Entrust Technologies, Inc............................       1,900           7,609
 EOG Resources, Inc....................................      16,800         688,800
 *ePlus, Inc...........................................       2,400          21,816
 *ePresence, Inc.......................................       6,400          27,456
 *Equity Oil Co........................................         900           2,016
 *Esco Technologies, Inc...............................       5,700         202,407
 *Esterline Technologies Corp..........................       8,200         170,150
 *Evans & Sutherland Computer Corp.....................         700           6,286
 *Evergreen Solar, Inc.................................       2,800           6,762
 *Exar Corp............................................      15,400         332,871
 *EXCO Resources, Inc..................................         500           8,547
 *Exponent, Inc........................................         500           6,395
 *#Extended Stay America, Inc..........................      52,900         846,929
 *Fairchild Corp. Class A..............................       7,200          27,792
 Farmer Brothers Co....................................         500         172,500
 *Faro Technologies, Inc...............................       1,400           3,080
 *fashionmall.com, Inc.................................         500           1,622
 FBL Financial Group, Inc. Class A.....................      18,200         359,996
 Fedders Corp..........................................       3,600          10,260
 *Federated Department Stores, Inc.....................     171,600       7,105,956
 *FedEx Corp...........................................       4,782         257,989
 *Fibermark, Inc.......................................         500           4,065
 Fidelity National Financial, Inc......................      22,143         677,797
 *#Finisar Corp........................................      98,800         257,374
 *Finish Line, Inc. Class A............................      11,700         181,993
 #First American Financial Corp........................      28,900         641,580
 *First Cash, Inc......................................       1,800          18,702
 First Charter Corp....................................       7,900         144,175
 First Citizens Bancshares, Inc........................       3,900         437,443
 First Indiana Corp....................................       4,375          86,712
 *First Mariner Bank Corp..............................         300           3,525
 First Niagara Financial Group, Inc....................      11,000         279,455
 *First Republic Bank..................................       5,200         170,768
 First Sentinel Bancorp, Inc...........................       9,600         133,152
 First Source Corp.....................................       3,500          80,972
 First Virginia Banks, Inc.............................         100           5,688
 *FirstFed Financial Corp..............................       7,800         230,100
 *Flander Corp.........................................       1,900           3,553
 #Fleetwood Enterprises, Inc...........................      29,500         306,505
 #Fleming Companies, Inc...............................      31,300         692,982
 *Florida Banks, Inc...................................         400           3,590
 Florida East Coast Industries, Inc....................       4,000         100,000
 *Flowers Foods, Inc...................................      13,700         350,857
 *FMC Corp.............................................      13,200         468,600
 *FMC Technologies, Inc................................       1,719          38,592
 *#Focal Communications Corp...........................       1,100           3,954
 *Foodarama Supermarkets, Inc..........................         100           4,422
 *Foot Locker, Inc.....................................      32,000         489,600
 *Footstar, Inc........................................       9,000         213,750
 Ford Motor Co.........................................      17,000         300,050
 *Forest Oil Corp......................................      49,750       1,455,685
                                                            SHARES           VALUE+
                                                            ------           ------
 Fortune Brands, Inc...................................       2,000    $    107,300
 *Foster (L.B.) Co. Class A............................         700           3,895
 *#Foster Wheeler, Ltd.................................      42,400          71,232
 *Fotoball USA, Inc....................................         300           1,545
 *#FPIC Insurance Group, Inc...........................       2,900          45,051
 *Franklin Covey Co....................................       5,300          16,112
 Fremont General Corp..................................      32,300         143,412
 *Fresh Choice, Inc....................................         400             960
 *#Friede Goldman Halter, Inc..........................       5,300             453
 *Friedman Billings Ramsey Group, Inc. Class A.........       5,500          53,350
 Friedmans, Inc. Class A...............................       2,300          27,036
 *Frozen Food Express Industries, Inc..................       4,300          12,018
 *FSI International, Inc...............................      11,700         113,665
 *Gadzooks, Inc........................................       2,100          26,827
 *GameTech International, Inc..........................         800           3,976
 *Garden Fresh Restaurant Corp.........................       1,400          18,305
 *Gart Sports Co.......................................       2,100          65,635
 *Gateway, Inc.........................................     176,900         948,184
 *Gaylord Entertainment Co.............................      29,700         768,636
 *Gehl Co..............................................         400           5,830
 *Genaissance Pharmaceuticals, Inc.....................       7,400          10,323
 Gencorp, Inc..........................................      10,100         147,460
 *General Binding Corp.................................       2,600          51,532
 General Cable Corp....................................       7,000          75,250
 *General Communications, Inc. Class A.................      16,200         145,881
 General Motors Corp...................................      21,400       1,330,010
 *General Motors Corp. Class H.........................     250,300       3,649,374
 *Genesee Corp. Class B................................         100           1,590
 *Genlyte Group, Inc...................................       6,100         257,694
 *Genome Therapeutics Corp.............................       5,100          16,116
 *Gentiva Health Services, Inc.........................       2,800          71,554
 Genuine Parts Co......................................       3,800         138,890
 *Genzyme Transgenics Corp.............................       9,100          15,970
 *Gerber Childrenswear, Inc............................         600           4,104
 *Gerber Scientific, Inc...............................      19,800          79,200
 *Getty Images, Inc....................................      17,800         598,347
 *Giant Industries, Inc................................         600           4,920
 Gibraltar Steel Corp..................................       5,000         117,725
 *G-III Apparel Group, Ltd.............................         500           4,075
 *Gilman & Ciocia, Inc.................................         600             759
 Glatfelter (P.H.) Co..................................      36,300         684,618
 *Glenayre Technologies, Inc...........................      58,400          82,344
 *Global Payment Technologies, Inc.....................         400           2,502
 *Globecomm Systems, Inc...............................       2,600          12,987
 *GlobespanVirata, Inc.................................      64,400         300,426
 *#GoAmerica, Inc......................................      22,000          12,320
 Gold Banc Corp........................................       4,700          50,642
 Golden State Bancorp, Inc.............................      54,100       2,067,161
 *Golden State Vintners, Inc...........................         400           1,610
 *Good Guys, Inc.......................................      17,100          66,604
 Goodyear Tire & Rubber Co.............................      57,700       1,264,784
 *Goodys Family Clothing, Inc..........................      11,800         120,301
 *Gottschalks, Inc.....................................       2,400           8,160
 *GP Strategies Corp...................................       3,300          16,533
 *Graham Corp..........................................         100           1,035
 Granite Construction, Inc.............................       3,000          69,330
 *Graphic Packaging International Corp.................      11,800          84,960
 *Great Atlantic & Pacific Tea Co., Inc................      17,600         406,032
 Greenpoint Financial Corp.............................      39,300       2,010,588
 *Grey Wolf, Inc.......................................      15,200          68,400

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
                                                            SHARES           VALUE+
                                                            ------           ------
 *Griffin Land & Nurseries, Inc. Class A...............         400    $      6,736
 *Griffon Corp.........................................      27,170         470,041
 *Group 1 Automotive, Inc..............................      18,700         799,425
 *Group 1 Software, Inc................................         400           5,674
 *GTSI Corp............................................       1,600          13,920
 *Guilford Pharmaceuticals, Inc........................      12,500          82,562
 *Gulf Island Fabrication, Inc.........................       2,900          44,181
 *H Power Corp.........................................       7,300           9,891
 *Hain Celestial Group, Inc............................      15,100         260,248
 *Hall Kinion Associates, Inc..........................       3,900          46,078
 *Ha-Lo Industries, Inc................................      19,500             292
 *Hamilton Bancorp, Inc................................       2,400              72
 Hancock Holding Co....................................       1,500          89,025
 *Handleman Co.........................................      25,400         304,800
 *Hanger Orthopedic Group, Inc.........................       7,900         117,710
 *#Hanover Compressor Co...............................      43,300         566,364
 Harbor Florida Bancshares, Inc........................       5,200         118,846
 Harleysville Group, Inc...............................      11,800         320,193
 *Harmonic Lightwaves, Inc.............................       2,800          16,324
 *Harrahs Entertainment, Inc...........................       2,600         123,890
 Harris Corp...........................................      17,800         671,238
 Hartford Financial Services Group, Inc................       3,000         198,000
 Hasbro, Inc...........................................     229,000       3,503,700
 *Hastings Entertainment, Inc..........................       2,400          18,816
 *Hauppauge Digital, Inc...............................       1,600           3,216
 *Hawk Corp............................................         600           2,610
 *Hawthorne Financial Corp.............................       2,300          69,563
 HCC Insurance Holdings, Inc...........................      11,800         321,668
 *Health Management Systems, Inc.......................       4,500          15,120
 *Health Net Inc.......................................      18,000         521,100
 *Healthcare Services Group, Inc.......................         800          11,068
 *Healthsouth Corp.....................................     223,000       3,155,450
 *Hearst-Argyle Television, Inc........................      43,100       1,114,566
 *Hector Communications Corp...........................         200           2,580
 Heico Corp............................................       2,700          38,340
 *Heidrick & Struggles International, Inc..............       7,400         160,876
 Helmerich & Payne, Inc................................       9,900         378,180
 Herbalife International, Inc. Class A.................         400           7,692
 *Hercules, Inc........................................      76,500         963,135
 *Heritage Commerce Corp...............................         800           7,756
 *Herley Industries, Inc...............................         500          10,262
 *Hexcel Corp..........................................      36,700         171,756
 Hibernia Corp.........................................       1,900          38,133
 #Hilton Hotels Corp...................................      42,400         602,080
 *Hines Horticulture, Inc..............................       1,600           7,312
 *Hispanic Broadcasting Corp...........................       1,800          44,928
 HMN Financial, Inc....................................       3,600          71,046
 *HNC Software, Inc....................................      16,600         332,415
 Hollinger International, Inc. Class A.................      24,300         285,525
 *Hollywood Entertainment Corp.........................      15,400         298,067
 *#Hollywood Media Corp................................      20,000          47,900
 *Hologic, Inc.........................................       3,400          56,083
 *HomeStore.com, Inc...................................      41,300          85,284
 *Horizon Offshore, Inc................................       9,600          95,568
 Horton (D.R.), Inc....................................      55,170       1,352,768
 *Houston Exploration Co...............................      13,400         414,730
 *Hovnanian Enterprises, Inc. Class A..................      15,700         502,243
 *HPSC, Inc............................................         300           2,760
 *Hub Group, Inc. Class A..............................         500           5,185
 *Huffy Corp...........................................       2,500          18,750
                                                            SHARES           VALUE+
                                                            ------           ------
 Hughes Supply, Inc....................................      21,200    $    842,700
 *Human Genome Sciences, Inc...........................      69,700       1,202,673
 *Humana, Inc..........................................      94,100       1,432,202
 *Hunt (J.B.) Transport Services, Inc..................      25,000         683,125
 Huntington Bancshares, Inc............................       2,500          49,912
 *Hutchinson Technology, Inc...........................      22,300         352,228
 *#Hypercom Corp.......................................      22,800         141,360
 *i2 Technologies Inc..................................     177,400         701,617
 *i3 Mobile, Inc.......................................         100              88
 *#Ibis Technology Corp................................       1,600          14,464
 Idex Corp.............................................       8,500         322,150
 *IDT Corp.............................................      10,500         192,465
 *IDT Corp. Class B....................................       1,100          18,909
 *iGate Capital Corp...................................      20,600          95,069
 *IHOP Corp............................................       5,600         190,960
 Ikon Office Solutions, Inc............................     100,500         939,675
 *Image Entertainment, Inc.............................       5,000          10,150
 *Imation Corp.........................................      31,300         906,135
 IMC Global, Inc.......................................      20,700         290,214
 *IMCO Recycling, Inc..................................       3,900          41,028
 *Immersion Corp.......................................       4,200           8,610
 *Immunogen, Inc.......................................      16,500          66,907
 *Impco Technologies, Inc..............................       2,600          36,374
 *Incyte Genomics, Inc.................................      27,700         200,963
 Independence Community Bank Corp......................      30,300         948,238
 *InFocus Corp.........................................      15,500         181,582
 *Infonet Services Corp................................      30,100          64,715
 *Information Resources, Inc...........................      13,200         126,390
 *#InforMax, Inc.......................................       6,900           7,969
 *Inforte Corp.........................................         500           5,875
 Ingersoll-Rand Co., Ltd. Class A......................       1,800          90,630
 Ingles Market, Inc. Class A...........................       7,500          88,912
 *Ingram Micro, Inc....................................      67,600         973,440
 *Inhale Therapeutic Systems, Inc......................      21,400         156,755
 *Inktomi Corp.........................................      69,200         122,484
 *Innotrac Corp........................................         800           4,272
 *Innovex, Inc.........................................       4,500          26,955
 *Input/Output, Inc....................................      25,100         225,900
 *Insignia Financial Group, Inc........................      16,500         160,380
 *inSilicon Corp.......................................       4,900          13,695
 *Insmed, Inc..........................................      28,600          50,193
 *Inspire Pharmaceuticals, Inc.........................       5,100          14,866
 *Insurance Auto Auctions, Inc.........................       6,900         133,170
 *IntegraMed America, Inc..............................         200           1,555
 *Integrated Electrical Services, Inc..................      35,100         193,050
 *Integrated Silicon Solution, Inc.....................      10,100         119,735
 *Integrity, Inc.......................................       1,600          11,208
 *Intelligent Systems Corp.............................         400           1,260
 *Interactive Data Corp................................       2,200          37,499
 Interface, Inc. Class A...............................      34,300         310,758
 *Intergraph Corp......................................      40,200         697,671
 *Interland, Inc.......................................      82,300         255,130
 *Interlink Electronics, Inc...........................       1,800           9,666
 *Interlott Technologies, Inc..........................         500           3,150
 Intermet Corp.........................................       3,600          38,286
 *Internap Network Services Corp.......................       2,000             850
 *International Multifoods Corp........................       8,000         211,920
 International Paper Co................................     206,512       8,900,667
 *International Speciality Products, Inc...............      48,800         407,480
 International Speedway Corp. Class A..................       1,000          40,805

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
                                                            SHARES           VALUE+
                                                            ------           ------
 *Internet Pictures Corp...............................       1,700    $      3,272
 *Interphase Corp......................................       1,100           4,598
 Interpool, Inc........................................       4,500         106,200
 *Interstate National Dealers Services, Inc............         300           1,404
 *#InterVoice-Brite, Inc...............................      20,400          64,668
 *Interwoven, Inc......................................      41,300         153,429
 *Intest Corp..........................................         600           4,296
 *Invitrogen Corp......................................      30,600       1,075,590
 *Invivo Corp..........................................         300           3,890
 *Iomega Corp..........................................      26,600         335,160
 *Ionics, Inc..........................................      11,900         288,932
 *Iron Mountain, Inc...................................         300           9,300
 Isco, Inc.............................................         400           3,740
 *ITLA Capital Corp....................................         400          11,920
 *ITXC Corp............................................      20,400         117,708
 *#iVillage, Inc.......................................      13,000          23,530
 *J & J Snack Foods Corp...............................       1,700          61,897
 *J Net Enterprises, Inc...............................         600             450
 *Jaco Electronics, Inc................................       1,400           8,393
 *Jakks Pacific, Inc...................................       8,300         150,604
 *JDA Software Group, Inc..............................       2,100          55,650
 *JDS Uniphase Corp....................................     961,700       3,380,376
 Jefferies Group, Inc..................................      11,400         536,256
 JLG Industries, Inc...................................      24,300         335,340
 *JLM Industries, Inc..................................         600             855
 *JNI Corp.............................................       8,100          37,463
 *Johnson Outdoors, Inc................................         500           9,348
 *Jos. A. Bank Clothiers, Inc..........................       1,100          22,204
 *Joy Global, Inc......................................      15,800         237,869
 *Jupiter Media Metrix, Inc............................       1,800             531
 *K2, Inc..............................................       5,400          45,090
 *Kadant, Inc..........................................       5,657          90,229
 *Kaiser Aluminum Corp.................................      15,400           1,848
 Kaman Corp. Class A...................................      10,000         170,150
 *Kansas City Southern Industries, Inc.................      29,300         485,501
 KB Home Corp..........................................       1,000          51,530
 *Keith Companies, Inc.................................       2,400          37,680
 Kellwood Co...........................................      95,900       2,857,820
 Kelly Services, Inc...................................       3,600          93,834
 *Kendle International, Inc............................       5,200          64,090
 Kennametal, Inc.......................................      27,400       1,098,740
 *Kennedy-Wilson, Inc..................................         900           4,896
 Kerr-McGee Corp.......................................         546          31,717
 *Key Energy Group, Inc................................      51,500         566,500
 *Key Production Co., Inc..............................       5,400          97,848
 *#Key3Media Group, Inc................................       9,000           9,450
 KeyCorp...............................................     100,000       2,730,000
 *Keystone Automotive Industries, Inc..................       4,700          93,483
 *kforce.com, Inc......................................       9,176          50,789
 Kimball International, Inc. Class B...................       4,900          81,953
 *Kindred Healthcare, Inc..............................       7,900         350,010
 Knight Ridder, Inc....................................       1,700         111,911
 *Knight Trading Group, Inc............................      77,000         489,335
 *Koala Corp...........................................         300             368
 *Korn/Ferry International.............................      17,000         182,240
 Kraft Foods, Inc......................................      71,700       3,083,817
 *K-Tron International, Inc............................         200           3,004
 *Labor Ready, Inc.....................................       6,700          59,496
 *Labranche & Co., Inc.................................      13,000         343,200
 *LaCrosse Footwear, Inc...............................         400           1,158
 *Ladish Co., Inc......................................       3,000          32,415
                                                            SHARES           VALUE+
                                                            ------           ------
 Lafarge Corp..........................................      54,900    $  2,300,310
 *Lakes Gaming, Inc....................................         800           6,012
 *Lamar Advertising Co.................................       1,700          73,126
 *Lamson & Sessions Co.................................      13,100          64,190
 *Lancer Corp..........................................         700           4,305
 *Landair Corp.........................................         300           4,616
 Landamerica Financial Group, Inc......................      12,100         392,040
 *Landec Corp..........................................       3,300          13,959
 Landrys Seafood Restaurants, Inc......................      11,400         289,560
 *Lantronix, Inc.......................................       8,900           9,034
 *Large Scale Biology Corp.............................       6,200           8,184
 *Laser Pacific Media Corp.............................       1,400           3,815
 *Latitude Communications, Inc.........................       5,900          12,154
 *Lattice Semiconductor Corp...........................      59,900         643,925
 *Layne Christensen Co.................................         800           7,944
 *Lazare Kaplan International, Inc.....................         500           3,875
 La-Z-Boy, Inc.........................................         600          16,800
 *LCC International, Inc. Class A......................       2,400           5,580
 *Lear Corp............................................      56,700       2,620,674
 Leggett and Platt, Inc................................       1,800          47,376
 Lehman Brothers Holdings, Inc.........................       3,000         183,000
 Lennar Corp...........................................      17,200         941,184
 Lennox International, Inc.............................      45,700         758,620
 *#Level 3 Communications, Inc.........................     241,800       1,089,309
 *#Level 8 Systems, Inc................................       2,900           2,625
 *Lexent, Inc..........................................       9,100          17,518
 *Liberate Technologies, Inc...........................      83,100         346,527
 *Liberty Media Corp...................................   1,491,300      17,970,165
 *LightPath Technologies, Inc..........................      21,300          25,986
 Lincoln National Corp.................................      72,300       3,240,486
 *#Lipid Sciences, Inc.................................         500           2,175
 *Lithia Motors, Inc. Class A..........................       1,600          40,960
 *LLX Resorts, Inc.....................................         200           1,420
 *LMI Aerospace, Inc...................................         600           3,096
 LNR Property Corp.....................................      24,800         870,480
 Lockheed Martin Corp..................................     133,500       8,283,675
 Loews Corp............................................     175,000       9,992,500
 *Logility, Inc........................................       1,000           3,120
 Lone Star Steakhouse & Saloon, Inc....................      40,900         868,716
 *Lone Star Technologies, Inc..........................      11,300         271,200
 Longs Drug Stores Corp................................      18,400         562,488
 Longview Fibre Co.....................................      30,800         308,000
 Louisiana-Pacific Corp................................     130,100       1,372,555
 *LSI Logic Corp.......................................       3,100          35,340
 *Luby's Cafeterias, Inc...............................       8,900          62,211
 *Lucent Technologies, Inc.............................   1,972,600       9,172,590
 *Lydall, Inc..........................................       4,800          73,680
 Lyondell Chemical Co..................................      64,400       1,057,448
 *M & F Worldwide Corp.................................       1,500           6,900
 *Mac-Gray Corp........................................         500           1,925
 *Mackie Designs, Inc..................................         700           2,720
 *Madden (Steven), Ltd.................................         800          13,584
 *Made2Manage Systems, Inc.............................         300           1,305
 *Magellan Health Services, Inc........................      38,700         206,658
 *Magna Entertainment Corp.............................       7,300          56,648
 *Magnetek, Inc........................................      16,000         185,600
 *Mail-Well, Inc.......................................      32,500         173,875
 *Management Network Group, Inc........................       7,000          19,845
 *Mandalay Resort Group................................      39,500       1,287,700
 *Manor Care, Inc......................................      29,800         771,820
 *Manufacturers' Services Ltd..........................       7,600          38,988
 *#Manugistic Group, Inc...............................      19,400         151,999

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
                                                            SHARES           VALUE+
                                                            ------           ------
 Marathon Oil Corp.....................................      83,400    $  2,286,828
 Marcus Corp...........................................       4,800          69,600
 *Marimba, Inc.........................................       7,200          13,248
 *MarineMax, Inc.......................................       6,300          75,915
 *MarketWatch.com, Inc.................................       4,900          24,378
 *MarkWest Hydrocarbon, Inc............................         600           4,620
 Massey Energy Co......................................      68,200         893,420
 *Mastec, Inc..........................................      21,500         172,000
 *Matec Corp...........................................         300           1,380
 *Material Sciences Corp...............................       3,900          47,970
 *Matrix Bancorp, Inc..................................         500           6,285
 *Matrix Service Co....................................       2,000          18,930
 *Mattson Technology, Inc..............................      17,000         134,555
 *Maxcor Financial Group, Inc..........................       3,700          23,292
 *Maxim Pharmaceuticals, Inc...........................       7,000          28,315
 *Maxtor Corp..........................................     139,600         739,880
 *Maxwell Shoe Company, Inc............................         900          12,240
 *Maxwell Technologies, Inc............................       1,900          22,610
 *Maxxam, Inc..........................................       2,500          29,000
 *Maxygen, Inc.........................................      14,300         145,074
 MBIA, Inc.............................................      64,950       3,644,345
 McGrath Rent Corp.....................................         500          13,705
 *MCSI, Inc............................................       9,800         126,959
 MDC Holdings, Inc.....................................      12,947         576,271
 *Meade Instruments Corp...............................      16,000          93,920
 MeadWestavco Corp.....................................     155,099       4,894,924
 *#Measurement Specialties, Inc........................       2,700          18,765
 *Medarex, Inc.........................................      32,500         326,138
 *#Media Arts Group, Inc...............................       3,100          12,834
 Media General, Inc. Class A...........................       4,300         279,973
 *MEEMIC Holdings, Inc.................................         500          14,073
 *MEMC Electronic Materials, Inc.......................       3,200          24,640
 *Mercator Software, Inc...............................       8,900          21,316
 *Mercury Air Group, Inc...............................         500           2,363
 *Meridian Resource Corp...............................      12,600          43,092
 *Merrimac Industries, Inc.............................         200           2,200
 *Mesa Air Group, Inc..................................      12,000         120,600
 *Mesaba Holdings, Inc.................................       6,100          41,907
 *Meta Group, Inc......................................       2,900           7,468
 *MetaSolv Software, Inc...............................      29,100         131,096
 MetLife, Inc..........................................     294,300       9,779,589
 #Metris Companies, Inc................................      15,100         222,272
 *Metro-Goldwyn-Mayer, Inc.............................      36,000         585,000
 *Metrologic Instruments, Inc..........................       3,000          20,835
 *Metromedia International Group, Inc..................       3,400             204
 *MGM Grand, Inc.......................................      91,900       3,463,711
 MI Schottenstein Homes, Inc...........................       1,600         102,480
 *Michael Anthony Jewelers, Inc........................         400           1,160
 *Michaels Stores, Inc.................................      30,800       1,338,260
 *Micro Linear Corp....................................       4,200          14,910
 *Midas, Inc...........................................       5,500          74,140
 *Middleby Corp........................................         600           4,608
 Midland Co............................................       1,000          47,900
 *Midwest Express Holdings, Inc........................       5,400          97,254
 MIIX Group, Inc.......................................       3,900           5,850
 Milacron, Inc.........................................      23,600         295,000
 Millennium Chemicals, Inc.............................      46,550         663,338
 *Miller Industries, Inc...............................       8,700          32,190
 Mine Safety Appliances Co.............................       1,300          58,396
 *MIPS Technologies, Inc...............................       7,900          56,169
 *MIPS Technologies, Inc., Class B.....................       4,130          27,754
 *Mirant Corp..........................................     222,100       2,109,950
                                                            SHARES           VALUE+
                                                            ------           ------
 *Mission Resources Corp...............................      19,600    $     43,022
 *Mississippi Chemical Corp............................       7,900          11,218
 *Mitcham Industries, Inc..............................       2,700          10,881
 *Mobile Mini, Inc.....................................       5,900         111,746
 *Mobius Management Systems, Inc.......................       1,300           3,764
 *Modtech Holdings, Inc................................       2,800          30,716
 *Mondavi (Robert) Corp. Class A.......................       4,800         172,680
 *Monro Muffler Brake, Inc.............................         600          13,167
 Mony Group, Inc.......................................      41,500       1,443,370
 *Moog, Inc. Class A...................................       3,450         105,053
 Motorola, Inc.........................................      30,800         492,492
 *MPS Group, Inc.......................................      53,600         442,736
 *MRV Communications, Inc..............................      34,700          49,795
 *MSC Software Corp....................................         800           8,320
 *Mueller Industries, Inc..............................      15,700         520,298
 *Multex.com, Inc......................................       8,500          27,668
 *M-Wave, Inc..........................................       1,200           5,406
 *Nabi Biopharmaceuticals..............................      16,200          95,742
 Nacco Industries, Inc. Class A........................       7,300         500,415
 *Nanogen, Inc.........................................       6,500          19,858
 *Nanometrics, Inc.....................................       1,400          23,765
 *Napco Security Systems, Inc..........................         200           1,324
 *Nashua Corp..........................................         400           2,640
 *National Equipment Services, Inc.....................       3,100          10,230
 *National Information Consortium, Inc.................       8,000          30,320
 National Presto Industries, Inc.......................       3,700         115,625
 *National RV Holdings, Inc............................       3,300          36,168
 *National Semiconductor Corp..........................       5,000         153,500
 *National Steel Corp. Class B.........................         400              64
 *National Western Life Insurance Co. Class A..........         900          99,918
 *#NationsRent, Inc....................................       9,900             545
 Nationwide Financial Services, Inc....................       1,900          81,985
 *Natrol, Inc..........................................         900           1,256
 *Nautica Enterprises, Inc.............................      14,900         193,849
 *Navigant International, Inc..........................       6,200          93,620
 *Navigators Group, Inc................................         600          15,945
 #Navistar International Corp..........................      26,000         923,260
 *NCI Building Systems, Inc............................      14,800         303,400
 *#NCO Group, Inc......................................      11,800         296,947
 *Neiman Marcus Group, Inc.............................      13,700         506,900
 *#Neoforma, Inc.......................................       8,200         117,178
 *NeoMagic Corp........................................       7,300          21,353
 *NEON Systems, Inc....................................         700           3,546
 *Neorx Corp...........................................       5,800          15,283
 *Net2Phone, Inc.......................................      11,300          60,455
 *Netegrity, Inc.......................................      14,200         101,104
 *NetIQ Corp...........................................      30,100         696,966
 *Netopia, Inc.........................................       4,800          18,120
 *NetRatings, Inc......................................      13,900         155,819
 *Netro Corp...........................................      19,000          45,030
 *Netscout System, Inc.................................       3,000          24,915
 *NetSolve, Inc........................................       3,200          22,864
 *Network Associates, Inc..............................      12,000         232,200
 *Network Equipment Technologies, Inc..................       7,400          42,032
 New Century Financial Corp............................       7,600         205,808
 *New Focus, Inc.......................................      47,300         145,448
 *New Horizons Worldwide, Inc..........................         700           7,490
 *Newfield Exploration Co..............................      23,900         861,834
 Newmont Mining Corp...................................       2,294          71,596
 *Newpark Resources, Inc...............................       4,000          31,440

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
                                                            SHARES           VALUE+
                                                            ------           ------
 Newport Corp..........................................      17,900    $    315,846
 *NMS Communications Corp..............................      20,500          72,878
 *Nobel Learning Communities, Inc......................         400           2,466
 Noble Energy, Inc.....................................      18,700         713,592
 Nordstrom, Inc........................................       1,900          46,778
 Norfolk Southern Corp.................................     339,800       7,193,566
 *Nortek, Inc..........................................       9,500         408,595
 Northrop Grumman Corp.................................      30,000       3,639,300
 *Northwest Airlines Corp..............................      73,300       1,226,676
 Northwest Bancorp, Inc................................       2,300          33,695
 *Northwest Pipe Co....................................         500          10,075
 *Novell, Inc..........................................     205,000         701,100
 *Novoste Corp.........................................       4,300          28,359
 *NS Group, Inc........................................      52,600         449,730
 *#NTELOS, Inc.........................................       5,100           7,166
 *Nu Horizons Electronics Corp.........................       5,000          44,075
 *#Nucentrix Broadband Networks, Inc...................         200             648
 Nucor Corp............................................       1,200          80,004
 *Nuevo Energy Co......................................       7,700         120,813
 *Nutraceutical International Corp.....................       2,200          15,147
 *O.I. Corp............................................         200             985
 *#Oakwood Homes Corp..................................       2,800          19,824
 *OAO Technology Solutions, Inc........................       7,000          12,705
 *Obie Media Corp......................................         400           1,252
 Occidental Petroleum Corp.............................       1,000          29,860
 OceanFirst Financial Corp.............................       2,400          50,256
 *Ocwen Financial Corp.................................      60,400         398,640
 *Office Depot, Inc....................................     215,300       3,935,684
 *#Officemax, Inc......................................      50,700         358,956
 *Official Payments Corp...............................       6,600          19,569
 *Offshore Logistics, Inc..............................      16,400         345,794
 *Ohio Casualty Corp...................................      40,500         847,058
 *Old Dominion Freight Lines, Inc......................         200           2,795
 Old Republic International Corp.......................      45,100       1,497,320
 *Olympic Steel, Inc...................................       2,500          13,763
 *Omega Protein Corp...................................       2,500          10,250
 Omnicare, Inc.........................................      64,800       1,819,584
 *On Command Corp......................................       1,600           5,000
 Oneida, Ltd...........................................       2,300          41,630
 *Ontrack Data International, Inc......................         700          10,532
 *Onyx Acceptance Corp.................................         400           1,890
 *Onyx Pharmacueticals, Inc............................       5,600          40,068
 *Openwave Systems, Inc................................      88,500         534,540
 Opti, Inc.............................................         800           1,256
 *OraPharma, Inc.......................................       4,000          17,020
 *Orbital Sciences Corp................................      37,100         285,670
 *Orchid Biosciences, Inc..............................      10,700          15,622
 *Oregon Steel Mills, Inc..............................       9,400          52,640
 *Orleans Homebuilders, Inc............................         600           5,310
 *Osteotech, Inc.......................................       4,100          33,846
 *Overland Data, Inc...................................       2,800          36,106
 Overseas Shipholding Group, Inc.......................      24,100         537,671
 *Overture Services, Inc...............................       3,400          65,858
 *Owens-Illinois, Inc..................................      81,700       1,429,750
 *OYO Geospace Corp....................................         900          11,115
 Paccar, Inc...........................................       2,550         112,825
 *Pacific Mercantile Bancorp...........................       1,000           7,650
 *#Pacificare Health Systems, Inc......................      15,800         436,949
 *Packeteer, Inc.......................................       7,100          47,677
 *Pactiv Corp..........................................       1,800          41,706
 *PAM Transportation Services, Inc.....................         400           9,938
 *PanAmSat Corp........................................      85,700       2,108,649
                                                            SHARES           VALUE+
                                                            ------           ------
 *Panavision, Inc......................................         600    $      1,938
 *Pantry, Inc..........................................       1,300           5,265
 *Par Technology Corp..................................         600           3,252
 *#Paradyne Networks Corp..............................      10,500          35,018
 *Parallel Petroleum Corp..............................       5,400          15,255
 *Paravant, Inc........................................       7,200          26,100
 Park Electrochemical Corp.............................       3,000          88,950
 *Park Place Entertainment Corp........................     247,700       2,799,010
 *Parker Drilling Co...................................      38,200         163,496
 Parker-Hannifin Corp..................................       2,600         127,400
 *Park-Ohio Holdings Corp..............................       2,800          15,736
 *Parlex Corp..........................................       3,500          44,765
 *#Pathmark Stores, Inc................................      13,800         310,293
 *Patriot Transportation Holding, Inc..................         200           5,850
 *Paxar Corp...........................................      11,000         187,880
 *Paxson Communications Corp...........................       6,600          60,720
 *PC Connection, Inc...................................      10,300         100,580
 *PC Mall, Inc.........................................       2,300           9,614
 *PCD, Inc.............................................         600             690
 *PC-Tel, Inc..........................................       3,700          26,788
 *PDI, Inc.............................................       5,900         115,522
 Peabody Energy Corp...................................      34,900         989,066
 *Pediatrix Medical Group, Inc.........................       5,100         194,055
 *Pegasus Communications Corp. Class A.................      44,100          62,622
 *Pegasus Solutions, Inc...............................       9,200         135,378
 *Pegasystems, Inc.....................................       2,300          25,967
 Pelican Financial, Inc................................         300           3,450
 *#Pemstar, Inc........................................      12,800          19,904
 *Penn Traffic Co......................................       1,400          14,791
 *Penn Treaty American Corp............................      10,100          44,440
 Penney (J.C.) Co., Inc................................     235,400       5,757,884
 Penton Media, Inc.....................................      13,400          55,208
 #Pep Boys -- Manny, Moe & Jack........................      38,600         633,426
 PepsiAmericas, Inc....................................      72,600       1,154,340
 *Perrigo Co...........................................       2,700          37,814
 *Perry Ellis International, Inc.......................         500           8,383
 *Per-Se Technologies, Inc.............................       1,300          14,047
 *Petrocorp, Inc.......................................         900           8,595
 *Petroleum Development Corp...........................       4,900          31,409
 *PetSmart, Inc........................................      78,300       1,284,120
 PFF Bancorp, Inc......................................      15,000         505,350
 *Pharmacopeia, Inc....................................       8,800          98,164
 *Pharmacyclics, Inc...................................       4,000          18,860
 Phelps Dodge Corp.....................................      70,800       2,761,908
 Phillips Petroleum Co.................................       2,600         149,630
 Phillips-Van Heusen Corp..............................      10,900         171,130
 *Piccadilly Cafeterias, Inc...........................       2,100           7,455
 *Pico Holdings, Inc...................................       9,700         146,325
 Pier 1 Imports, Inc...................................      18,600         376,092
 Pilgrims Pride Corp. Class B..........................      23,000         333,960
 *Pinnacle Entertainment, Inc..........................      10,700         114,169
 *Pinnacle Systems, Inc................................      21,300         233,129
 *Pioneer Natural Resources Co.........................      50,700       1,223,391
 Pioneer Standard Electronics, Inc.....................      22,600         257,640
 Pittston Brink's Group................................      20,300         548,303
 PMI Group, Inc........................................      13,850       1,185,560
 Pogo Producing Co.....................................      25,000         790,500
 *#PolyMedica Corp.....................................       5,300         191,092
 *Polymer Group, Inc...................................         700              56
 Polyone Corp..........................................      33,200         384,456
 *Pomeroy Computer Resource, Inc.......................       5,300          79,209

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CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 Pope & Talbot, Inc....................................       2,300    $     37,260
 Potlatch Corp.........................................      14,000         479,500
 *Power-One, Inc.......................................      41,500         373,085
 PPG Industries, Inc...................................         400          22,872
 *PRAECIS Pharmaceuticals, Inc.........................      18,600          63,054
 Precision Castparts Corp..............................      22,600         793,486
 *Premier Financial Bancorp............................         400           3,670
 Presidential Life Corp................................      16,200         358,749
 *Previo, Inc..........................................         500             893
 *#PRG-Schultz International, Inc......................      35,800         500,663
 *Price Communications Corp............................       4,265          74,339
 *#Pride International, Inc............................      78,700       1,526,780
 *Prime Hospitality Corp...............................      40,600         513,184
 *Prime Medical Services, Inc..........................       3,400          30,821
 *Proassurance Corp....................................      15,200         273,752
 *#Procom Technology, Inc..............................       6,700           8,174
 *Programmers Paradise, Inc............................         400             980
 *Prophet 21, Inc......................................         300           4,178
 *Protection One, Inc..................................      21,600          69,120
 *Proton Energy Systems, Inc...........................      22,800         104,082
 Providence & Worcester Railroad Co....................       1,500          13,350
 *Provident Financial Holdings, Inc....................         300           9,615
 *PSS World Medical, Inc...............................      64,000         528,320
 *PTEK Holdings, Inc...................................      19,500          96,915
 Pulte Homes Inc.......................................      31,111       1,687,150
 *PW Eagle, Inc........................................         500           3,498
 *QRS Corp.............................................       5,900          57,083
 *Quaker Fabric Corp...................................       5,800          75,661
 Quanex Corp...........................................      12,100         436,810
 *Quanta Services, Inc.................................      28,500         358,245
 Questar Corp..........................................      37,800       1,042,146
 *Quicklogic Corp......................................       6,900          31,223
 *Quintiles Transnational Corp.........................      66,700         948,141
 *Quovadx, Inc.........................................      15,500         108,267
 *Qwest Communications International, Inc..............     361,000       1,862,760
 Radian Group, Inc.....................................      43,304       2,351,407
 *Radio One, Inc.......................................      12,500         277,313
 *RadiSys Corp.........................................       6,300          82,215
 *Railamerica, Inc.....................................      23,700         247,428
 *Rainbow Technologies, Inc............................       6,200          36,425
 *Ralcorp Holdings, Inc................................       5,100         143,514
 *Range Resources Corp.................................      20,600         108,974
 *Rawlings Sporting Goods, Inc.........................       2,102          10,930
 *Raytech Corp.........................................       4,000          17,200
 Raytheon Co...........................................     299,100      13,220,220
 *RCM Technologies, Inc................................         800           4,136
 *#RCN Corp............................................      18,600          31,992
 *RDO Equipment Co. Class A............................         400           2,060
 *Read-Rite Corp.......................................      84,800         201,400
 *Recoton Corp.........................................       3,100           8,262
 *Redback Networks, Inc................................     127,500         264,563
 *Reebok International, Ltd............................      27,200         712,096
 Regal Beloit Corp.....................................       6,800         171,360
 *Regent Communications, Inc...........................      19,200         149,664
 Regions Financial Corp................................       3,000         108,150
 *Rehabilicare, Inc....................................         600           3,219
 #Reinsurance Group of America, Inc....................      12,400         389,236
 *Reliability, Inc.....................................         500           1,325
 Reliance Steel & Aluminum Co..........................       4,000         123,400
 *Remec, Inc...........................................      20,200         149,177
 *RemedyTemp, Inc......................................         400           6,936
                                                            SHARES           VALUE+
                                                            ------           ------
 *Rent-Way, Inc........................................      10,900    $    128,620
 *#Reptron Electronics, Inc............................         500           1,475
 *Republic Bankshares, Inc.............................         800          15,996
 *Republic First Bancorp, Inc..........................         500           3,283
 *Res-Care, Inc........................................      10,000          81,450
 *Resonate, Inc........................................       5,500          12,705
 *ResortQuest International, Inc.......................       5,000          32,000
 Resource America, Inc.................................      16,600         190,817
 *Respironics, Inc.....................................       6,200         214,923
 *Restoration Hardware, Inc............................       4,500          36,203
 *Rex Stores Corp......................................       4,250          68,893
 *RF Monolithics, Inc..................................         500           2,188
 Richardson Electronics, Ltd...........................      13,800         154,146
 Riggs National Corp...................................      20,200         303,303
 *#Rite Aid Corp.......................................     129,000         434,730
 *Riverstone Networks, Inc.............................       6,567          23,182
 *Riviera Holdings Corp................................         300           1,823
 RJ Reynolds Tobacco Holdings, Inc.....................      78,700       5,564,090
 RLI Corp..............................................       4,300         231,125
 Roadway Corp..........................................       3,500         112,088
 *Rock of Ages Co......................................         300           2,082
 Rock-Tenn Co. Class A.................................      13,800         256,404
 *Rocky Shoes & Boots, Inc.............................         300           1,961
 *Rofin-Sinar Technologies, Inc........................         800           8,256
 *Rogue Wave Software, Inc.............................       2,200           6,963
 Rohm & Haas Co........................................       1,000          37,680
 Rowan Companies, Inc..................................     125,500       3,225,350
 RPM, Inc..............................................      92,000       1,448,080
 *RSA Security, Inc....................................      24,400         140,178
 *RTI International Metals, Inc........................      18,800         213,380
 *Rush Enterprises, Inc................................         500           5,253
 Russ Berrie & Co., Inc................................      10,100         345,117
 Russell Corp..........................................      25,800         476,784
 *RWD Technologies, Inc................................       1,100           3,163
 *Ryans Family Steak Houses, Inc.......................      43,050         752,514
 Ryder System, Inc.....................................      83,000       2,481,700
 Ryerson Tull, Inc.....................................      20,900         226,765
 Ryland Group, Inc.....................................      11,000         594,000
 *S1 Corp..............................................      24,800         186,992
 *Sabre Holdings Corp..................................      28,875       1,137,675
 Safeco Corp...........................................     114,900       3,675,077
 *Safeguard Scientifics, Inc...........................      52,700         103,819
 Saint Paul Companies, Inc.............................      99,900       4,256,739
 *Saks, Inc............................................     129,550       1,808,518
 *#Salton, Inc.........................................       4,200          60,144
 *San Filippo (John B.) & Son, Inc.....................         400           2,804
 Sanders Morris Harris Group, Inc......................       1,100           6,628
 *Sandisk Corp.........................................      23,500         329,118
 *Sanmina Corp.........................................     200,376       2,311,337
 *Sapient Corp.........................................      46,800          68,796
 *Satcon Technology Corp...............................       4,100           7,401
 *Saucony, Inc. Class B................................         300           2,094
 *#SBA Communications Corp.............................      30,800          45,430
 *SBS Technologies, Inc................................       5,600          74,088
 *Schein (Henry), Inc..................................      16,900         837,987
 *Schlotzskys, Inc.....................................       1,400           6,629
 *Schuff Steel Co......................................         500           1,310
 Schulman (A.), Inc....................................      26,300         521,661
 Schweitzer-Maudoit International, Inc.................       8,100         230,121
 *SCM Microsystems, Inc................................       5,900          64,871
 SCPIE Holdings, Inc...................................         800           7,104
 *ScreamingMedia, Inc..................................       7,100          11,041

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CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 Seaboard Corp.........................................       1,100    $    282,700
 Seacoast Financial Services Corp......................       7,600         177,194
 *#Seacor Smit, Inc....................................      12,550         611,185
 Sears, Roebuck & Co...................................     106,900       6,312,445
 *#Seitel, Inc.........................................      10,100          25,856
 *Selectica, Inc.......................................      13,800          49,611
 Selective Insurance Group, Inc........................      22,600         611,330
 *SEMX Corp............................................       1,200           1,464
 *Sequa Corp. Class A..................................       3,300         180,180
 *Sequa Corp. Class B..................................         900          53,100
 *Sequenom, Inc........................................      16,800          82,236
 *Service Corp. International..........................     178,300         738,162
 *Sharper Image Corp...................................       2,300          43,551
 *#Shaw Group, Inc.....................................      19,000         635,550
 Sherwin-Williams Co...................................       3,500         110,600
 *Shiloh Industries, Inc...............................       4,000           9,540
 *Shoe Carnival, Inc...................................       3,000          56,985
 *#Shop At Home, Inc...................................       8,000          24,240
 *Shopko Stores, Inc...................................      11,900         244,783
 *Sifco Industries, Inc................................         400           2,200
 *Signal Technology Corp...............................       2,900          25,114
 *Silicon Graphics, Inc................................      33,100          96,321
 *Silver Stream Software, Inc..........................       6,700          33,199
 *Sinclair Broadcast Group, Inc. Class A...............      43,800         649,335
 *#Sirius Satellite Radio, Inc.........................       1,000           3,985
 *Sitel Corp...........................................      13,200          34,320
 *Six Flags, Inc.......................................      63,100       1,013,386
 Skyline Corp..........................................       1,000          34,600
 *SL Industries, Inc...................................         400           2,960
 SLI, Inc..............................................       2,300           1,311
 *Smart & Final Food, Inc..............................       7,800          72,618
 Smith (A.O.) Corp.....................................      13,400         399,320
 Smith (A.O.) Corp. Convertible Class A................       2,200          68,200
 *Smithfield Foods, Inc................................      60,100       1,105,840
 *Smurfit-Stone Container Corp.........................     219,100       3,572,426
 *Software Spectrum, Inc...............................         200           7,333
 *Sola International, Inc..............................      10,100         120,998
 *Solectron Corp.......................................     508,200       4,106,256
 *Sonic Automotive, Inc................................      23,300         771,230
 *#Sonic Foundry, Inc..................................       7,200          10,440
 *#SONICblue, Inc......................................      82,200         116,724
 *SonicWALL, Inc.......................................      26,100         159,863
 *SoundView Technology Group, Inc......................      45,600          93,936
 *Source Information Management, Inc...................      11,400          53,694
 South Financial Group, Inc............................      26,300         599,246
 South Jersey Industries, Inc..........................       3,300         115,896
 *Southern Energy Homes, Inc...........................       2,700           5,940
 *Southern Union Co....................................      21,300         359,970
 *Southwestern Energy Co...............................      11,300         158,652
 Sovereign Bancorp, Inc................................     203,300       3,147,084
 *Spacelabs Medical, Inc...............................       2,000          28,380
 *Specialty Laboratories, Inc..........................       5,600          40,264
 *Spectrian Corp.......................................       2,200          28,556
 *Spectrum Control, Inc................................       3,500          23,993
 *SpeechWorks International, Inc.......................       8,500          34,298
 *#SpeedFam-IPEC, Inc..................................      25,000         109,375
 *Spherion Corp........................................      27,500         303,325
 Spiegel, Inc. Class A Non-Voting......................      31,500          48,038
 *Sport Chalet, Inc....................................         500           4,615
 *Sports Authority, Inc................................      11,900         153,153
                                                            SHARES           VALUE+
                                                            ------           ------
 *Sports Club Co., Inc.................................       1,300    $      3,283
 *SportsLine.Com, Inc..................................       9,000          11,475
 *SPS Technologies, Inc................................       6,000         219,660
 *SS&C Technologies, Inc...............................       1,100          13,552
 St. Joe Corp..........................................       1,900          60,819
 *Staar Surgical Co....................................       8,200          40,426
 *Stamps.com, Inc......................................      21,200          96,778
 StanCorp Financial Group, Inc.........................      14,300         839,124
 Standard Commercial Corp..............................       1,800          34,020
 *Standard Management Corp.............................         700           5,593
 *Standard Microsystems Corp...........................       7,300         166,404
 Standard Pacific Corp.................................      14,500         478,500
 Standard Register Co..................................      15,000         495,000
 *#StarMedia Network, Inc..............................         700              32
 Starwood Hotels and Resorts Worldwide, Inc............      59,800       2,116,322
 State Auto Financial Corp.............................      15,100         245,602
 Staten Island Bancorp, Inc............................      32,000         654,400
 *Steel Dynamics, Inc..................................      21,000         374,325
 Steelcase, Inc. Class A...............................      10,700         170,130
 *Steinway Musical Instruments, Inc....................         600          13,290
 *Stellent, Inc........................................      19,200         107,232
 Stepan Co.............................................       1,100          29,590
 *Sterling Financial Corp..............................       9,306         212,875
 Stewart & Stevenson Services, Inc.....................       9,700         163,106
 *Stewart Enterprises, Inc.............................      60,300         362,102
 *Stewart Information Services Corp....................      12,000         238,200
 *Stillwater Mining Co.................................      17,800         315,060
 *Stone Energy Corp....................................      12,300         506,145
 *Stoneridge, Inc......................................      10,900         171,675
 *StorageNetworks, Inc.................................      46,900          82,544
 *Stratasys, Inc.......................................         400           2,604
 *Strategic Distribution, Inc..........................         200           2,503
 *Stratos Lightwave, Inc...............................      30,600          63,342
 *Stratus Properties, Inc..............................         500           4,498
 Stride Rite Corp......................................      29,589         233,753
 *Suburban Lodges of America, Inc. Escrow Shares.......         900               0
 Sunoco, Inc...........................................      29,300       1,041,908
 *#Sunrise Assisted Living, Inc........................      10,100         295,021
 *Sunrise Telecom, Inc.................................      13,300          29,194
 *Supergen, Inc........................................       8,600          50,783
 *Superior Consultant Holdings Corp....................       2,500          13,613
 Supervalu, Inc........................................      99,200       2,993,856
 Susquehanna Bancshares, Inc...........................      10,400         249,340
 *Swift Energy Corp....................................      15,500         227,385
 *Swift Transportation, Inc............................       6,120         128,306
 *Switchboard, Inc.....................................       4,800          27,744
 SWS Group, Inc........................................       6,600         136,356
 *Sycamore Networks, Inc...............................     119,400         429,243
 *Sykes Enterprises, Inc...............................       3,600          34,092
 *Sylvan Learning Systems, Inc.........................      32,000         880,160
 Symbol Technologies, Inc..............................       2,850          24,425
 *Symmetricom, Inc.....................................       5,600          27,440
 *Syms Corp............................................       1,100           6,457
 *Systems & Computer Technology Corp...................      13,900         199,882
 *Tab Products Co......................................         400           2,160
 *Tanning Technology Corp..............................       6,500           7,930
 *Tarrant Apparel Group................................       1,100           6,144
 TB Woods Corp.........................................         900           7,610
 *TBA Entertainment Corp...............................         500           1,500

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CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 *TBC Corp.............................................       9,400    $    147,345
 *TeamStaff, Inc.......................................       7,900          50,758
 *Tech Data Corp.......................................       6,100         245,739
 *TechTeam Global, Inc.................................       2,200          17,930
 Tecumseh Products Co. Class A.........................       2,600         120,913
 Tecumseh Products Co. Class B.........................       1,900          81,330
 Telephone & Data Systems, Inc.........................      34,000       2,577,200
 *Tellabs, Inc.........................................      50,000         483,500
 *Telular Corp.........................................       3,400          19,329
 Temple-Inland, Inc....................................      10,200         567,936
 *Tenet Healthcare Corp................................      50,500       3,762,250
 *Tenneco Automotive, Inc..............................      17,480         107,852
 *Terayon Communication Systems, Inc...................      27,300          77,805
 *Terex Corp...........................................      22,300         566,420
 *Terra Industries, Inc................................      78,000         159,120
 *Tesoro Petroleum Corp................................      27,700         195,285
 *Tetra Technologies, Inc..............................       5,600         138,320
 Texas Industries, Inc.................................      23,200         874,872
 *Thermo-Electron Corp.................................      52,245         959,218
 *TheStreet.com, Inc...................................       6,700          18,258
 *Third Wave Technologies..............................       9,600          26,736
 Thomas & Betts Corp...................................      73,600       1,605,952
 Thomas Industries, Inc................................         900          25,965
 *Thoratec Laboratories Corp...........................      46,700         444,584
 *Three-Five Systems, Inc..............................       9,600         115,200
 *Tickets.com, Inc.....................................       1,700           3,434
 Tidewater, Inc........................................       9,800         399,350
 *Tier Technologies, Inc. Class B......................       4,500          75,105
 Timken Co.............................................      54,000       1,209,600
 Titan International, Inc..............................       1,500           7,650
 *Titan Pharmaceuticals, Inc...........................       8,600          33,970
 *Titanium Metals Corp.................................      28,700         112,217
 *Todd Shipyards Corp..................................         700           9,870
 *Toll Brothers, Inc...................................      34,400       1,014,800
 Torchmark Corp........................................      18,800         758,768
 *Toreador Resources Corp..............................         500           2,110
 *Touch America Holdings, Inc..........................      33,400          99,198
 *Tower Automotive, Inc................................      29,200         375,220
 *Toys R Us, Inc.......................................     147,400       2,690,050
 *Trammell Crow Co.....................................      14,100         190,350
 *Trans World Entertainment Corp.......................      23,500         167,673
 *Transmeta Corp.......................................      55,100         130,587
 *Transmontaigne Oil Co................................      11,700          55,575
 *Transport Corp. of America...........................         500           3,513
 *Transpro, Inc........................................         500           3,005
 *Transtechnology Corp.................................         400           4,340
 *Transwitch Corp......................................      40,700          50,672
 *Transworld Healthcare, Inc...........................       1,200           7,200
 Tredegar Industries, Inc..............................       3,400          78,540
 Trenwick Group, Ltd...................................      11,800          94,046
 *Triad Guaranty, Inc..................................       5,600         265,328
 *Triad Hospitals, Inc.................................      13,562         612,867
 Tribune Co............................................      26,500       1,126,515
 *Trico Marine Services, Inc...........................      16,300         134,394
 *Trident Microsystems, Inc............................       3,200          23,440
 *Trigon Healthcare, Inc...............................       8,700         900,885
 #Trinity Industries, Inc..............................      24,800         465,000
 *#Tripath Technology, Inc.............................         133             149
 *Triumph Group........................................       4,400         195,360
 *Trover Solutions, Inc................................       2,800          14,910
 TRW, Inc..............................................     111,000       6,093,900
                                                            SHARES           VALUE+
                                                            ------           ------
 *Tufco Technologies, Inc..............................         300    $      1,827
 *Turnstone Systems, Inc...............................      29,100         113,199
 *Tweeter Home Entertainment Group, Inc................      16,000         270,880
 Tyco International, Ltd...............................       9,732         213,617
 Tyson Foods, Inc. Class A.............................     119,355       1,761,680
 *U.S. Concrete, Inc...................................       7,900          44,714
 U.S. Freightways Corp.................................       1,900          66,453
 *U.S. Industries, Inc.................................      54,700         219,894
 #UAL Corp.............................................      24,600         299,874
 *UbiquiTel, Inc.......................................      14,500          23,418
 *UICI.................................................      45,600         805,296
 *Ulticom, Inc.........................................      15,400         106,799
 *Ultrak, Inc..........................................         800           1,260
 *Ultratech Stepper, Inc...............................       3,000          48,150
 UMB Financial Corp....................................       9,870         468,381
 *Unifi, Inc...........................................      34,900         346,906
 Unifirst Corp.........................................       2,400          59,760
 *Uni-Marts, Inc.......................................         500           1,475
 *Union Acceptance Corp. Class A.......................         400           2,746
 Union Pacific Corp....................................     173,900      10,649,636
 Union Planters Corp...................................       2,000         100,340
 Unionbancal Corp......................................       1,000          49,040
 *Uniroyal Technology Corp.............................       1,800             918
 *Unisys Corp..........................................     145,600       1,665,664
 *Unit Corp............................................      15,400         287,364
 *United Auto Group, Inc...............................      14,900         392,466
 United Community Financial Corp.......................      34,000         288,320
 *United Online, Inc...................................      15,800         172,773
 *United Rentals, Inc..................................      58,800       1,372,392
 *United Retail Group, Inc.............................       1,000           8,875
 *United States Cellular Corp..........................      32,800       1,219,504
 United States Steel Corp..............................      40,200         825,708
 *#United Therapeutics Corp............................       7,700         117,964
 Unitrin, Inc..........................................       9,800         384,748
 *Unity Bancorp, Inc...................................       1,400          10,031
 *Universal American Financial Corp....................       3,500          25,218
 Universal Corp........................................       8,000         324,800
 Universal Forest Products, Inc........................      10,600         261,555
 *Universal Stainless & Alloy Products, Inc............       2,500          39,325
 *Unova, Inc...........................................      27,900         190,557
 UnumProvident Corp....................................      94,200       2,383,260
 *URS Corp.............................................      11,800         348,336
 *US Liquids, Inc......................................       4,700          11,985
 *US Oncology, Inc.....................................      82,300         713,130
 *US Xpress Enterprises, Inc. Class A..................         800           8,980
 *#USA Networks, Inc...................................       3,000          85,515
 *USA Truck, Inc.......................................       2,100          25,988
 Usec, Inc.............................................      72,600         543,774
 *#USG Corp............................................      21,700         134,106
 *VA Software Corp.....................................      11,200           9,912
 *Vail Resorts, Inc....................................      19,900         365,762
 #Valero Energy Corp...................................      22,300         880,850
 Valhi, Inc............................................      19,800         218,790
 *Value City Department Stores, Inc....................      13,200          48,708
 *ValueClick, Inc......................................      10,200          32,997
 *Vans, Inc............................................       8,000          78,120
 *Varco International, Inc.............................       4,500          91,035
 *Variagenics, Inc.....................................       5,800           8,555
 *Variflex, Inc........................................         300           1,343
 *Vascular Solutions, Inc..............................       1,900           3,601

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 *Vastera, Inc.........................................       9,800    $     59,878
 *VeriSign, Inc........................................      17,750         171,909
 *#Veritas DGC, Inc....................................      12,500         188,750
 *Veritas Software Co..................................           1              23
 *Verity, Inc..........................................      14,700         136,269
 *Vestcom International, Inc...........................         700           2,730
 *Viacom, Inc. Class A.................................      85,800       4,208,490
 *Viacom, Inc. Class B.................................     764,900      37,449,504
 *Viasat, Inc..........................................      11,300         106,559
 *Viasys Healthcare, Inc...............................       3,717          75,938
 *Vical, Inc...........................................       7,900          57,828
 *Vicon Industries, Inc................................         300           1,065
 *Video Display Corp...................................         300           2,145
 *Vignette Corp........................................     159,500         335,748
 Vintage Petroleum, Inc................................       6,100          71,065
 *Virage, Inc..........................................       2,000           2,790
 *ViroPharma, Inc......................................       5,800           9,483
 *Vishay Intertechnology, Inc..........................      78,711       1,933,142
 Visteon Corp..........................................     138,271       2,177,768
 *Vitesse Semiconductor, Inc...........................     118,300         594,458
 *Volt Information Sciences, Inc.......................       6,900         148,419
 Wabash National Corp..................................      21,100         201,505
 Wachovia Corp.........................................       6,232         239,122
 Wallace Computer Services, Inc........................      29,000         621,760
 Walter Industries, Inc................................       7,140         102,388
 *Waste Connections, Inc...............................       9,700         329,606
 *Waste Holdings, Inc..................................       1,000           7,475
 *WatchGuard Technologoes, Inc.........................       8,300          42,081
 Watsco, Inc. Class A..................................      17,700         304,440
 *#Watson Pharmaceuticals, Inc.........................      58,200       1,513,200
 Watts Industries, Inc. Class A........................       8,800         164,120
 Wausau-Mosinee Paper Corp.............................      35,200         470,976
 *WebMD Corp...........................................     160,400       1,046,610
 Wellman, Inc..........................................      28,600         471,900
 Werner Enterprises, Inc...............................      34,666         643,054
 Wesco Financial Corp..................................       1,110         342,990
 *West Marine, Inc.....................................       8,100         141,953
 *Westcoast Hospitality Corp...........................         900           6,651
 Westcorp, Inc.........................................      13,320         409,856
 *Westell Technologies, Inc............................      37,300          51,847
 *Westminster Capital, Inc.............................         600           1,860
 *Westport Resources Corp..............................       1,031          17,805
 Weyerhaeuser Co.......................................     148,500       9,726,750
 *WFS Financial, Inc...................................       9,100         273,228
 Whirlpool Corp........................................       1,300          92,820
 *Whitehall Jewellers, Inc.............................       1,000          21,410
 Whitney Holdings Corp.................................       5,850         208,465
 *#Wickes Lumber Co....................................         600             903
 *William Lyon Homes, Inc..............................      11,500         305,325
 *Williams Clayton Energy, Inc.........................       6,100          75,915
 #Williams Companies, Inc..............................         390           5,538
 *Williams Industries, Inc.............................         300           1,619
 *Willis Lease Finance Corp............................         600           2,787
 *Wilshire Oil Co. of Texas............................         600           2,820
 *Wilsons The Leather Experts, Inc.....................      13,300         198,104
 *Wind River Systems, Inc..............................       8,000          53,720
 *Wink Communications, Inc.............................       3,000           6,225
 Wintrust Financial Corp...............................         800          23,044
                                                            SHARES           VALUE+
                                                            ------           ------
 *Wire One Technologies, Inc...........................       6,600    $     18,315
 *Wireless Facilities, Inc.............................      17,600          84,480
 *Wiser Oil Co.........................................       2,700          12,420
 *WJ Communications, Inc...............................       5,900           9,971
 *Wolverine Tube, Inc..................................       4,000          33,800
 Woodward Governor Co..................................       4,800         289,584
 *Workflow Management, Inc.............................       3,500          11,988
 *World Acceptance Corp................................       3,200          26,464
 *Worldcom, Inc........................................   1,845,900       3,064,194
 *WorldQuest Networks, Inc.............................       1,700           4,675
 *Worldwide Restaurant Concepts, Inc...................       7,100          20,164
 Worthington Industries, Inc...........................      73,800       1,125,450
 *Xanser Corp..........................................       8,200          16,564
 *Xerox Corp...........................................     137,800       1,236,066
 *Xeta Corp............................................       2,800          12,110
 *#XM Satellite Radio Holdings, Inc....................      22,000         190,960
 *Yellow Corp..........................................      22,400         616,000
 York International Corp...............................      10,650         377,543
 *Zale Corp............................................      19,200         823,296
 *#Zapata Corp.........................................         200           5,820
 Zenith National Insurance Corp........................       8,000         253,760
 *#ZixIt Corp..........................................       3,300          14,685
 *Zoltek Companies, Inc................................       5,600          20,328
 *Zomax, Inc...........................................       8,600          40,893
 *Zonagen, Inc.........................................       2,700           4,347
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $775,869,223)..................................                 827,998,928
                                                                       ------------
RIGHTS/WARRANTS -- (0.0%)
 *Chiquita Brands International, Inc. Warrants
   03/19/09............................................       1,687          10,375
 *Orbital Science Corp. Warrants 08/31/04..............         213             935
 Seagate Tax Refund Rights.............................       2,700               0
                                                                       ------------
TOTAL RIGHTS/WARRANTS
  (Cost $43,939).......................................                      11,310
                                                                       ------------
                                                             FACE
                                                            AMOUNT
                                                            ------
                                                            (000)
TEMPORARY CASH
  INVESTMENTS -- (2.3%)
    Repurchase Agreement, PNC Capital Markets Inc.
      1.67%, 06/03/02 (Collateralized by FHLMC Notes
      7.00%, 02/15/03, valued at $19,909,553) to be
      repurchased at $19,617,730
      (Cost $19,615,000)...............................   $  19,615      19,615,000
                                                                       ------------
TOTAL INVESTMENTS -- (100.0%) (Cost $795,528,162)++....                $847,625,238
                                                                       ============

--------------------------------------------------------------------------------
   +  See Note B to Financial Statements.
   *  Non-Income Producing Securities
   #  Total or Partial Securities on Loan
  ++  The cost for federal income tax purposes is $796,870,749.

                See accompanying Notes to Financial Statements.

                       THE TAX-MANAGED U.S. EQUITY SERIES

                            SCHEDULE OF INVESTMENTS

                                  MAY 31, 2002
                                  (UNAUDITED)

                                                            SHARES           VALUE+
                                                            ------           ------
COMMON STOCKS -- (97.7%)
 21st Century Insurance Group..........................         600    $     12,546
 *3 Dimensional Pharmaceuticals, Inc...................         400           2,206
 *3COM Corp............................................      11,700          64,993
 *3-D Systems Corp.....................................         600           6,927
 3M Co.................................................       1,300         163,059
 *3TEC Energy Corp.....................................         800          12,036
 *7-Eleven, Inc........................................         900           7,560
 *99 Cents Only Stores.................................         800          24,536
 A. G. Edwards, Inc....................................         500          19,845
 *aaiPharma, Inc.......................................         100           2,024
 Abbott Laboratories...................................       3,300         156,750
 *Abercrombie & Fitch Co...............................       1,400          40,600
 *Abgenix, Inc.........................................       3,200          41,296
 *Abiomed, Inc.........................................         700           5,341
 *Acacia Research Corp.................................         720           5,864
 *Acceptance Insurance Companies, Inc..................         100             460
 *Accredo Health, Inc..................................         500          26,795
 *Ace Cash Express, Inc................................         100           1,080
 *Ackerley Group, Inc..................................         100           1,880
 *Acme Communications, Inc.............................         500           5,137
 *Actel Corp...........................................         200           4,927
 *Action Performance Companies, Inc....................         500          18,275
 *Active Power, Inc....................................         900           3,937
 *Activision, Inc......................................         300           9,787
 #*Actrade Financial Technologies, Ltd.................         700          12,397
 *Actuant Corp.........................................         100           3,990
 *Actuate Corp.........................................         100             576
 *Acxiom Corp..........................................       2,300          40,905
 *Adaptec, Inc.........................................       2,800          36,176
 *ADC Telecommunications, Inc..........................      23,800          79,730
 *Adelphia Communications Corp. Class A................       5,900           4,159
 *Administaff, Inc.....................................         500           6,400
 Adobe Systems, Inc....................................       8,900         321,245
 *Adolor Corp..........................................         600           8,289
 *Adtran, Inc..........................................         600          14,217
 *Advance Lighting Technologies, Inc...................         200             227
 *Advance PCS..........................................       2,600          61,906
 *Advanced Digital Information Corp....................       1,800          14,949
 *Advanced Energy Industries, Inc......................         100           3,039
 *Advanced Fibre Communications, Inc...................       2,200          42,141
 Advanced Marketing Services, Inc......................       1,100          19,250
 *Advanced Micro Devices, Inc..........................      12,300         140,589
 *Advanced Neuromodulation Systems, Inc................         500          15,972
 *Advanced Tissue Sciences, Inc........................         700           1,435
 *Advent Software, Inc.................................         500          19,965
 *AEP Industries, Inc..................................         100           3,472
 *Aeroflex, Inc........................................       1,300          15,437
 *AES Corp.............................................      27,500         180,125
 *Aether Systems, Inc..................................         200             721
 *Affiliated Computer Services, Inc. Class A...........       1,600          89,024
 *Affiliated Managers Group, Inc.......................         800          55,520
 AFLAC, Inc............................................      18,300         588,528
                                                            SHARES           VALUE+
                                                            ------           ------
 *Aftermarket Technology Corp..........................         900    $     21,267
 *Agco Corp............................................       3,300          68,475
 *Agile Software Corp..................................       1,900          15,865
 *Agilent Technologies, Inc............................      15,900         419,283
 Air Products & Chemicals, Inc.........................       1,900          95,285
 Airborne, Inc.........................................         600          13,542
 *Airgas, Inc..........................................       1,900          30,970
 *AirGate PCS, Inc.....................................         500           5,755
 *Airtran Holdings, Inc................................         600           3,624
 *AK Steel Holding Corp................................       4,500          62,865
 *Akamai Technologies, Inc.............................       1,900           3,819
 *Akorn, Inc...........................................         100             212
 *Alamosa Holdings, Inc................................       1,600           6,928
 *Alaris Medical, Inc..................................       3,500          20,475
 *Alaska Air Group, Inc................................         700          19,495
 Albany International Corp. Class A....................         700          18,235
 *Albany Molecular Research, Inc.......................       1,000          20,955
 Alberto-Culver Co.....................................         500          24,720
 Alberto-Culver Co. Class B............................         900          47,673
 Alcoa, Inc............................................      11,600         405,768
 *Alexion Pharmaceuticals, Inc.........................         200           3,149
 *Align Technology, Inc................................         200             766
 *Alkermes, Inc........................................         200           3,887
 *Allegheny Corp.......................................         102          18,957
 Allegheny Teledyne, Inc...............................         200           3,512
 #*Allegiance Telecom, Inc.............................       2,900           3,349
 *Allen Telecom, Inc...................................         300           1,575
 Allergan, Inc.........................................       4,600         290,260
 *Alliance Pharmaceutical Corp.........................         400             770
 *Alliance Semiconductor Corp..........................       1,000           8,830
 *Alliant Techsystems, Inc.............................         900          97,902
 *Allied Research Corp.................................         500          10,970
 *Allied Waste Industries, Inc.........................       5,500          61,600
 Allmerica Financial Corp..............................       1,800          87,390
 *Alloy Online, Inc....................................         800          10,712
 *Allsctipts Healthcare Solutions, Inc.................         700           3,118
 Allstate Corp.........................................       1,400          53,872
 *Alltrista Corp.......................................         100           3,714
 *Alpha Industries, Inc................................         700           7,161
 Alpharma, Inc. Class A................................       1,300          26,845
 *Altera Corp..........................................       4,100          73,841
 *Amazon.com, Inc......................................       5,500         100,292
 Ambac Financial Group, Inc............................       5,200         350,272
 *Ambassadors Group, Inc...............................         100           1,545
 *Ambassadors, Inc.....................................         100             921
 *AMC Entertainment, Inc...............................         500           7,295
 Amerada Hess Corp.....................................       2,200         180,950
 *Amerco, Inc..........................................         200           3,218
 *America West Holdings Corp. Class B..................         200             610
 *American Axle & Manufacturing Holdings, Inc..........       2,400          72,480
 *American Eagle Outfitters, Inc.......................         900          19,971
 American Express Co...................................      35,200       1,496,352
 American Greetings Corp. Class A......................       2,800          57,876
 *American Healthways, Inc.............................         200           5,096
 American International Group, Inc.....................     100,600       6,737,182

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CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 *American Italian Pasta Co............................         700    $     34,335
 *American Management Systems, Inc.....................       1,000          20,940
 *American Medical Security Group, Inc.................         600          11,460
 *American Medical Systems Holdings, Inc...............         600          13,803
 *American Pacific Corp................................         100           1,053
 *American Physicians Capital, Inc.....................         500           8,345
 *American Power Conversion Corp.......................       6,500          90,967
 *American Retirement Corp.............................         100             304
 *American Standard Companies, Inc.....................       2,400         181,200
 *American Superconductor Corp.........................         100             715
 *American Tower Corp..................................       3,900          14,820
 *American West Bancorporation.........................         110           1,404
 American Woodmark Corp................................         200          12,927
 *Americredit Corp.....................................       3,900         136,890
 *Ameripath, Inc.......................................         800          23,636
 AmerisourceBergen Corp................................       4,100         316,069
 *Ameritrade Holding Corp..............................       6,100          32,574
 AmerUs Group Co.......................................       1,400          49,630
 Ametek, Inc...........................................         800          30,208
 *Amgen, Inc...........................................      27,500       1,309,825
 *Amkor Technology, Inc................................       3,900          57,993
 *AMR Corp.............................................       6,500         136,175
 AmSouth Bancorporation................................       1,000          22,200
 *Amsurg Corp..........................................         600          19,044
 *Amtran, Inc..........................................         100           1,117
 *Amylin Pharmaceuticals, Inc..........................         900           8,118
 Anadarko Petroleum Corp...............................      12,300         624,225
 *Anadigics, Inc.......................................       1,200          12,930
 *Analog Devices, Inc..................................       9,200         336,904
 Analogic Corp.........................................         500          21,867
 *Anaren Microwave, Inc................................         200           2,601
 Anchor Bancorp Wisconsin, Inc.........................         500          11,355
 *Andrew Corp..........................................       3,300          56,875
 *Andrx Group..........................................       1,000          43,300
 Anheuser-Busch Companies, Inc.........................      10,500         541,905
 *Anixter International, Inc...........................       1,200          33,780
 *Ann Taylor Stores Corp...............................       1,800          51,264
 *AnswerThink Consulting Group, Inc....................         900           4,702
 *Antigenics, Inc......................................         500           5,012
 *AOL Time Warner, Inc.................................     191,200       3,575,440
 *AP Pharma, Inc.......................................         500           1,175
 *APAC Teleservices, Inc...............................         700           3,958
 Apache Corp...........................................       6,380         355,238
 *Aphton Corp..........................................         600           4,692
 Apogee Enterprises, Inc...............................       1,100          15,356
 *Apogent Technologies, Inc............................       3,400          84,558
 *Apollo Group, Inc. (Class A).........................       1,950          67,421
 *Apple Computer, Inc..................................      14,400         335,448
 Applebees International, Inc..........................       1,000          39,030
 Applera Corporation -- Applied Biosystems Group.......       2,800          50,960
 *Applica, Inc.........................................         600           6,096
 *Applied Extrusion Technologies, Inc..................         200           1,300
 *Applied Films Corp...................................         500           8,125
 *Applied Materials, Inc...............................      62,400       1,384,032
 *Applied Micro Circuits Corp..........................       9,200          56,626
 *Apria Healthcare Group, Inc..........................       1,600          37,872
 Aptargroup, Inc.......................................       1,100          41,118
 *Aradigm Corp.........................................         200             787
 *Arch Capital Group, Ltd..............................         100           2,964
                                                            SHARES           VALUE+
                                                            ------           ------
 Arch Coal, Inc........................................       1,900    $     44,650
 Archer-Daniels Midland Co.............................      15,500         225,525
 Arctic Cat, Inc.......................................         600          12,003
 *Arena Pharmaceuticals, Inc...........................         300           2,272
 *Argosy Gaming Corp...................................       1,000          34,400
 *Ariad Pharmaceuticals, Inc...........................         100             438
 #*Ariba, Inc..........................................       6,800          20,094
 *Arkansas Best Corp...................................       1,000          24,625
 *Armor Holdings, Inc..................................         200           5,240
 *Arqule, Inc..........................................         700           6,037
 *Array BioPharma, Inc.................................         500           4,922
 *Arris Group, Inc.....................................       1,700          11,041
 *Arrow Electronics, Inc...............................       3,200          80,064
 Arrow International, Inc..............................         500          22,927
 *Art Technology Group, Inc............................         700             927
 *Artesyn Technologies, Inc............................         800           6,056
 *Arthrocare Corp......................................         400           4,462
 *Ascential Software Corp..............................       5,600          17,108
 Ashland, Inc..........................................       1,100          41,789
 *Ashworth, Inc........................................         600           5,397
 *Aspect Communications Corp...........................         900           4,270
 *Aspen Technology, Inc................................       1,200          13,446
 *Astec Industries, Inc................................         500           8,455
 Astoria Financial Corp................................         700          24,409
 *ASV, Inc.............................................         100           1,187
 *Asyst Technologies, Inc..............................       1,100          18,711
 AT&T Corp.............................................      78,900         944,433
 *AT&T Wireless Services, Inc..........................     127,900       1,037,269
 *AtheroGenics, Inc....................................         500           3,750
 *Atlantic Coast Airlines, Inc.........................         400           8,722
 *Atlas Air, Inc.......................................       1,400          12,012
 *Atmel Corp...........................................      12,100          99,522
 #*ATMI, Inc...........................................         200           5,331
 *Atrix Labs, Inc......................................         300           7,474
 *ATS Medical, Inc.....................................       1,100           1,820
 *Atwood Oceanics, Inc.................................         800          36,048
 *Audiovox Corp. Class A...............................         300           2,347
 *Aurora Foods, Inc....................................       2,100           4,221
 Autodesk, Inc.........................................       1,400          18,872
 Automatic Data Processing, Inc........................       6,500         337,480
 *AutoNation, Inc......................................      11,200         192,976
 *Autozone, Inc........................................         600          49,110
 *Avanex Corp..........................................       1,500           3,862
 *Avant Corp...........................................         400           7,476
 *Avant Immunotherapeutics, Inc........................       1,200           1,284
 *Avatar Holdings, Inc.................................         100           2,610
 *Avenue A, Inc........................................         600           1,797
 *Aviall, Inc..........................................         100             957
 *Avid Technology, Inc.................................         900           8,212
 *Avigen, Inc..........................................         600           5,211
 Avista Corp...........................................         500           6,975
 Avnet, Inc............................................       1,000          23,130
 *Avocent Corp.........................................       1,300          29,523
 Avon Products, Inc....................................       5,400         285,930
 AVX Corp..............................................       4,100          87,945
 *Axcelis Technologies, Inc............................       3,500          42,910
 *AXT, Inc.............................................         600           5,889
 *Aztar Corp...........................................         400           8,272
 B B & T Corp..........................................          55           2,067
 Baker Hughes, Inc.....................................       5,600         205,240
 Ball Corp.............................................       1,800          74,844
 *Bally Total Fitness Holding Corp.....................         800          16,520

THE TAX-MANAGED U.S. EQUITY SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 BancorpSouth, Inc.....................................       1,400    $     30,520
 Bank of Hawaii Corp...................................       2,100          60,795
 Bank of New York Co., Inc.............................       2,300          83,490
 *Bank United Financial Corp. Class A..................         800          14,260
 *Barnes & Noble, Inc..................................       1,900          58,463
 *Barr Laboratories, Inc...............................       1,100          73,194
 *Barra, Inc...........................................         300          13,348
 *Barry (R.G.) Corp....................................         100             575
 Baxter International, Inc.............................      18,300         982,710
 *Bay View Capital Corp................................       1,700          11,543
 *Baycorp Holdings, Ltd................................         100           1,205
 *Be Aerospace, Inc....................................         900          11,704
 *Bea Systems, Inc.....................................       2,800          30,086
 Bear Stearns Companies, Inc...........................       2,100         126,105
 *Beazer Homes USA, Inc................................         600          46,932
 *Bebe Stores, Inc.....................................       1,100          20,421
 Beckman Coulter, Inc..................................         700          34,965
 Becton Dickinson & Co.................................       4,800         180,480
 *Bed, Bath and Beyond, Inc............................       4,900         168,045
 BEI Technologies, Inc.................................         700          11,567
 Belden, Inc...........................................         700          15,260
 *Bell Microproducts, Inc..............................         100           1,033
 Belo Corp. Class A....................................       2,700          64,692
 Bemis Co., Inc........................................         200           9,980
 *Benchmark Electronics, Inc...........................         600          18,000
 Berkley (W.R.) Corp...................................       1,100          64,867
 Berry Petroleum Corp. Class A.........................         500           8,650
 *Best Buy Co., Inc....................................       5,350         247,170
 *Beta Oil & Gas, Inc..................................         100             293
 *Beverly Enterprises..................................       3,400          26,554
 Big Lots, Inc.........................................       3,100          55,490
 *Bio Technology General Corp..........................       2,000          10,070
 *Biocryst Pharmaceuticals, Inc........................         100             304
 *Biogen, Inc..........................................       3,400         169,643
 *BioMarin Pharmaceutical, Inc.........................         800           4,660
 Biomet, Inc...........................................       5,100         143,896
 *Bionx Implants, Inc..................................         100             540
 *Bio-Rad Laboratories, Inc. Class A...................         200           8,852
 *Biosepra, Inc........................................         500           2,905
 *Biosite Diagnostics, Inc.............................         600          17,955
 *Biosource International, Inc.........................         100             612
 *BioTransplant, Inc...................................         400           1,276
 *BISYS Group, Inc.....................................         400          13,908
 *BJ Services, Co......................................       6,200         232,624
 *BJ's Wholesale Club, Inc.............................       1,200          51,900
 Black & Decker Corp...................................       2,000          95,580
 *Black Box Corp.......................................         600          30,405
 *Blackrock, Inc.......................................         500          21,500
 Block (H.&R.), Inc....................................         200           8,980
 *Blount International, Inc............................         100             377
 *Bluegreen Corp.......................................       1,000           3,870
 Blyth, Inc............................................       2,200          61,336
 BMC Industries, Inc...................................       2,300           2,875
 *BMC Software, Inc....................................       7,300         123,443
 *Boca Resorts, Inc....................................         900          11,628
 Boeing Co.............................................      11,100         473,415
 Boise Cascade Corp....................................         500          17,790
 *BOK Financial Corp...................................       2,060          72,090
 *Bombay Co., Inc......................................         100             499
 *Bone Care International, Inc.........................         100             922
 *Borders Group, Inc...................................       2,100          43,764
 Borg-Warner, Inc......................................         900          57,960
                                                            SHARES           VALUE+
                                                            ------           ------
 *Borland Software Corp................................       1,300    $     12,493
 *Boron, Lepore and Associates, Inc....................         100           1,593
 *Boston Beer Company, Inc. Class A....................         400           6,596
 *Boston Communications Group, Inc.....................         600           5,280
 Boston Private Financial Holdings, Inc................         600          15,897
 #*Boston Scientific Corp..............................      13,200         367,620
 Bowater, Inc..........................................         900          47,142
 Bowne & Co., Inc......................................         500           7,225
 *Boyd Gaming Corp.....................................         400           5,844
 *Bradley Pharmaceuticals, Inc. Class A................         500           6,480
 *Brass Eagle, Inc.....................................         100             605
 *Brigham Exploration Co...............................         100             507
 *Brinker International, Inc...........................       1,800          60,390
 #*Britesmile, Inc.....................................       1,100           4,345
 #*Broadcom Corp.......................................       5,600         126,308
 *Broadwing, Inc.......................................       7,000          26,740
 *Brocade Communications Systems, Inc..................       2,100          41,275
 *Brooks-PRI Automation Inc............................         756          22,797
 *Brookstone, Inc......................................         500           8,480
 *Brown (Tom), Inc.....................................       1,600          43,616
 Brown and Brown, Inc..................................       1,600          57,040
 Brown-Forman Corp. Class B............................         500          39,355
 *Bruker Daltonics, Inc................................         600           4,368
 Brunswick Corp........................................       7,800         207,480
 Brush Engineered Materials, Inc.......................         600           7,830
 *BSQUARE Corp.........................................         500           1,167
 *BTU International, Inc...............................         100             464
 *Buca, Inc............................................         600          10,671
 *Buckeye Technology, Inc..............................         900           9,351
 *Buckle, Inc..........................................         300           6,915
 *Building Materials Holding Corp......................         100           1,529
 Burlington Coat Factory Warehouse Corp................       1,400          32,060
 Burlington Northern Santa Fe Corp.....................       1,800          50,940
 Burlington Resources, Inc.............................       5,200         211,120
 *BWAY Corp............................................         100           1,560
 C & D Technologies, Inc...............................         600          13,026
 C. H. Robinson Worldwide, Inc.........................       1,400          47,439
 *Cable Design Techologies Corp........................       1,800          20,880
 *Cablevision Systems Corp. Class A....................       2,600          48,412
 Cabot Corp............................................         400           9,852
 #*Cabot Microelectronics Corp.........................         500          24,422
 Cabot Oil & Gas Corp. Class A.........................         800          18,360
 *Cadence Design Systems, Inc..........................       4,300          82,818
 *Cadiz, Inc...........................................         100             886
 #*Cal Dive International, Inc.........................       1,200          29,082
 Calgon Carbon Corp....................................         500           4,225
 *California Coastal Communities, Inc..................         100             486
 *Caliper Technologies Corp............................         500           3,662
 Callaway Golf Co......................................       1,300          21,801
 *Callon Petroleum Corp................................         300           1,515
 #*Calpine Corp........................................      12,000         115,680
 Cambrex Corp..........................................         300          13,098
 *Caminus Corp.........................................         100             894
 *Candela Laser Corp...................................         100             583
 *Cannondale Corp......................................         100             309
 Capital One Financial Corp............................      10,200         636,888
 *Capital Pacific Holdings, Inc........................         100             425
 *Capital Senior Living Corp...........................         500           1,695

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
                                                            SHARES           VALUE+
                                                            ------           ------
 *Capital Trust, Inc...................................         100    $        495
 *Capstone Turbine Corp................................       2,500           6,075
 Caraustar Industries, Inc.............................         100           1,299
 Carbo Ceramics, Inc...................................         100           3,450
 Cardinal Health, Inc..................................      15,100       1,003,546
 *CardioDynamics International Corp....................       2,200           7,381
 *Career Education Corp................................         700          30,597
 *Caremark Rx, Inc.....................................       5,500         106,370
 Carlisle Companies, Inc...............................         100           3,716
 *Carrizo Oil & Gas, Inc...............................         100             472
 Cascade Natural Gas Corp..............................         100           2,329
 *Casella Waste Systems, Inc. Class A..................         700           8,081
 Casey's General Stores, Inc...........................       1,400          16,695
 Cash America International, Inc.......................         600           5,010
 *Catalina Marketing Corp..............................         300           9,990
 *Catellus Development Corp............................       3,500          70,875
 Cato Corp. Class A....................................         600          16,269
 *Cavalier Homes, Inc..................................         100             344
 CBRL Group, Inc.......................................       2,300          76,498
 *C-COR.Net Corp.......................................         300           2,626
 *CDI Corp.............................................         800          22,384
 *CDW Computer Centers, Inc............................         800          41,692
 *Celeritek, Inc.......................................         100             839
 *Celgene Corp.........................................         700          12,603
 *Cell Genesys, Inc....................................         900          12,555
 *Cell Therapeutics, Inc...............................         500           3,572
 *Cellegy Pharmaceuticals, Inc.........................         100             227
 *Cendant Corp.........................................      43,200         789,696
 Centennial Bancorp....................................       1,050           7,822
 *Centennial Cellular Corp.............................         100             310
 Centex Construction Products, Inc.....................       1,000          41,770
 Centex Corp...........................................       2,400         129,000
 *Centillium Communications, Inc.......................         200           1,431
 *Central Garden & Pet Co..............................         600           8,808
 Central Parking Corp..................................       1,400          34,440
 Central Vermont Public Service Corp...................         400           6,836
 Century Aluminum Co...................................         100           1,624
 *Century Business Services, Inc.......................       1,700           5,873
 *Cephalon, Inc........................................         200          10,717
 *Ceres Group, Inc.....................................         800           3,460
 *Ceridian Corp........................................       4,800         109,728
 *Cerner Corp..........................................       1,100          59,845
 #*Cerus Corp..........................................         100           4,321
 *Chalone Wine Group, Ltd..............................         100             917
 *Champion Enterprises, Inc............................       2,000          16,040
 *Championship Auto Racing Teams, Inc..................         600           5,544
 *Charles and Colvard, Ltd.............................         300           1,371
 *Charles River Laboratories International, Inc........       1,100          40,425
 *Charming Shoppes, Inc................................       2,600          20,163
 *Chart Industries, Inc................................       5,700          15,162
 *Charter Communications, Inc..........................      11,700          81,490
 *Chattem, Inc.........................................         500          14,377
 *Checkers Drive-In Restaurant, Inc....................         500           6,122
 #*CheckFree Corp......................................       3,400          72,131
 *Checkpoint System, Inc...............................         700           9,198
 *Cheesecake Factory, Inc..............................         100           3,818
 *Chesapeake Energy Corp...............................       6,900          51,888
 #*Children's Place Retail Stores, Inc.................         100           2,808
 *Chiles Offshore, Inc.................................         900          24,255
 *Chiron Corp..........................................       6,500         234,942
                                                            SHARES           VALUE+
                                                            ------           ------
 *Choice Hotels International, Inc.....................         100    $      2,303
 *Choicepoint, Inc.....................................         300          17,883
 *Cholestech Corp......................................         500           9,160
 *Chromcraft Revington, Inc............................         100           1,547
 Church & Dwight Co., Inc..............................         900          31,293
 *Ciber, Inc...........................................       1,300           9,997
 *CIENA Corp...........................................      10,800          61,182
 CIGNA Corp............................................       2,900         307,545
 *Cima Laboratories, Inc...............................         800          22,684
 Cintas Corp...........................................       5,200         271,466
 #*Circuit City Stores, Inc. (Carmax Group)............         800          21,176
 Circuit City Stores, Inc. (Circuit City Group)........       8,600         197,026
 *Cirrus Logic, Inc....................................       2,000          20,670
 *Cisco Sytems, Inc....................................     143,800       2,269,164
 Citigroup, Inc........................................      66,300       2,862,834
 *Citizens Communications Co...........................      11,300         106,220
 *Citizens, Inc. Class A...............................         460           4,140
 #*Citrix Systems, Inc.................................       3,600          38,520
 *City Holding Co......................................         500           9,277
 *CKE Restaurants, Inc.................................         800           8,000
 Claire's Stores, Inc..................................       1,200          24,180
 *Clark/Bardes Holdings, Inc...........................         800          19,312
 Clayton Homes, Inc....................................       4,900          86,436
 *Clear Channel Communications, Inc....................      26,800       1,426,564
 Cleveland Cliffs, Inc.................................         500          14,295
 Clorox Co.............................................       1,500          68,700
 *Closure Medical Corp.................................         500           7,760
 *CNA Financial Corp...................................      11,000         292,600
 CNA Surety Corp.......................................         500           7,560
 *CNET Networks, Inc...................................       3,700          11,488
 CNF Transportation, Inc...............................         400          14,404
 *CNS, Inc.............................................         100             586
 *Coach, Inc...........................................         700          36,582
 Coachmen Industries, Inc..............................         500           8,600
 *Cobalt Corp..........................................         200           4,110
 Coca-Cola Co..........................................      26,700       1,483,452
 Coca-Cola Enterprises, Inc............................      15,900         345,825
 *Cognex Corp..........................................         700          16,026
 *Coherent, Inc........................................       1,000          30,090
 *Coinstar, Inc........................................         700          19,988
 *Coldwater Creek, Inc.................................         500           9,805
 *Cole (Kenneth) Productions, Inc. Class A.............         300           7,926
 *Cole National Corp. Class A..........................         100           1,860
 Colgate-Palmolive Co..................................      10,200         552,840
 *Collins & Aikman Corp................................         920          15,824
 Colonial Bancgroup, Inc...............................       2,000          30,800
 *Colorado Medtech, Inc................................         100             319
 *Columbia Banking System, Inc.........................         315           3,615
 *Columbia Sportswear Co...............................         700          24,857
 Columbus McKinnon Corp................................         700           6,856
 #*Comcast Corp. Class A...............................         900          26,644
 *Comcast Corp. Class A Special........................      36,900       1,038,919
 *Comfort Systems USA, Inc.............................         600           2,820
 Commerce Bancorp, Inc.................................       1,600          77,024
 Commerce Bancshares, Inc..............................         105           4,748
 Commercial Federal Corp...............................         500          14,400
 *Commscope, Inc.......................................       1,300          18,421
 *Community Health Care................................       3,000          88,320
 *Compucom Systems, Inc................................         600           2,388

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
                                                            SHARES           VALUE+
                                                            ------           ------
 *CompuCredit Corp.....................................       1,100    $      7,645
 Computer Associates International, Inc................      21,400         371,504
 *Computer Horizons Corp...............................         100             434
 *Computer Motion, Inc.................................       2,000           2,900
 *Computer Network Technology Corp.....................         700           5,890
 #*Computer Sciences Corp..............................       5,200         246,324
 *Compuware Corp.......................................      12,300          90,589
 *Comstock Resources, Inc..............................       1,200           9,912
 *Comverse Tecnology, Inc..............................       6,200          73,501
 *Conceptus, Inc.......................................         100           1,854
 *Concord Camera Corp..................................       1,100           7,612
 *Concord Communications, Inc..........................         500           7,527
 *Concord EFS, Inc.....................................      14,500         453,197
 *Concurrent Computer Corp.............................         600           3,807
 *Cone Mills Corp......................................         600           2,100
 *Conmed Corp..........................................         900          21,460
 *Connitics Corp.......................................         800          10,448
 *Conrad Industries, Inc...............................         100             480
 #*Conseco, Inc........................................      14,300          39,897
 *Consolidated Freightways Corp........................         100             316
 *Consolidated Graphics, Inc...........................         700          14,070
 *Constellation Brands, Inc............................       3,800         111,986
 Constellation Energy Group............................       2,000          60,540
 *Continental Airlines, Inc............................       2,500          55,675
 *Convera Corp.........................................         100             380
 *Convergys Corp.......................................       2,200          57,728
 *Cooper Cameron Corp..................................       2,700         151,929
 Cooper Companies, Inc.................................         700          35,007
 Cooper Tire & Rubber Co...............................         500          11,420
 Coors (Adolph) Co. Class B............................         800          53,392
 *Copart, Inc..........................................       1,900          31,245
 *Corixa Corp..........................................       1,600          10,520
 Corn Products International, Inc......................         800          27,120
 *Cornell Companies, Inc...............................         200           2,200
 *Corning, Inc.........................................      48,500         232,800
 *Corporate Executive Board Co.........................         100           3,508
 *Corrections Corporation of America...................         700          11,354
 Corus Bankshares, Inc.................................         500          24,885
 *Corvas International, Inc............................         700           1,788
 *Cost Plus, Inc.......................................         100           3,206
 *CoStar Group, Inc....................................         300           6,366
 *Costco Wholesale Corp................................       7,800         306,384
 Countrywide Credit Industries, Inc....................       3,700         182,447
 *Covance, Inc.........................................       1,500          27,375
 *Covansys Corp........................................         200           1,407
 *Covenant Transport, Inc. Class A.....................         100           1,583
 *Coventry Health Care, Inc............................       2,300          71,415
 *Cox Communications, Inc..............................      23,400         787,176
 *Cox Radio, Inc.......................................       1,700          46,495
 Crane Co..............................................         700          19,411
 *Credence Systems Corp................................       1,800          34,119
 *Credit Acceptance Corp...............................       1,000          13,575
 #*Cree Research, Inc..................................       1,600          18,424
 *Crestline Capital Corp...............................         700          23,765
 *Critical Path, Inc...................................         600             735
 Crompton Corp.........................................         600           6,792
 *Cross (A.T.) Co. Class A.............................         100             750
 *Crown Castle International Corp......................       6,500          29,250
 #*Crown Cork & Seal Co., Inc..........................       5,500          45,650
 *CSK Auto Corp........................................         700          11,193
 *CSS Industries, Inc..................................         100           3,682
                                                            SHARES           VALUE+
                                                            ------           ------
 CSX Corp..............................................       3,200    $    110,080
 CTS Corp..............................................         700          11,130
 Cubic Corp............................................         500          13,505
 *Culp, Inc............................................         100           1,274
 *Cumulus Media, Inc. Class A..........................       1,300          27,982
 *CUNO, Inc............................................         900          31,099
 *CuraGen Corp.........................................       1,000           8,015
 *Curative Health Services, Inc........................         300           4,179
 *Curis, Inc...........................................         600             777
 Curtiss-Wright Corp...................................         100           7,120
 *CV Therapeutics, Inc.................................         100           1,909
 CVS Corp..............................................       9,800         313,894
 *Cyberonics, Inc......................................         600           9,174
 *Cygnus, Inc..........................................       1,800           4,419
 *Cymer, Inc...........................................         900          38,938
 *Cypress Semiconductor Corp...........................       2,100          41,853
 *Cytec Industries, Inc................................       1,900          58,881
 *Cytogen Corp.........................................       2,300           2,679
 *Cytyc Corp...........................................         700          11,417
 D & K Healthcare Resources, Inc.......................       1,000          33,350
 *Daisytek International Corp..........................         600           8,529
 *Daktronics, Inc......................................         700           6,422
 Dana Corp.............................................       7,800         166,296
 Danaher Corp..........................................       7,900         549,998
 *Danielson Holding Corp...............................         600           3,780
 Darden Restaurants, Inc...............................       4,800         120,624
 Datascope Corp........................................         100           2,906
 *DaVita, Inc..........................................       2,200          51,480
 *DDi Corp.............................................         800           2,228
 *Dean Foods Co........................................       2,000          73,000
 *Deckers Outdoor Corp.................................         100             460
 Deere & Co............................................       1,200          56,400
 *Del Laboratories, Inc................................         105           2,620
 *Del Monte Foods Co...................................         800           8,120
 *Dell Computer Corp...................................      29,700         797,593
 Delphi Automotive Systems Corp........................       9,200         144,900
 Delphi Financial Group, Inc. Class A..................         200           8,400
 Delta Air Lines, Inc..................................       5,100         133,875
 Delta and Pine Land Co................................         800          15,480
 *Deltagen, Inc........................................         100             439
 Deltic Timber Corp....................................         500          16,025
 *Denbury Resources, Inc...............................       2,400          22,272
 *Dendreon Corp........................................         600           1,776
 *Dendrite International, Inc..........................       1,200          14,250
 Dentsply International, Inc...........................       1,950          78,000
 *Department 56, Inc...................................         500           9,000
 Diagnostic Products Corp..............................       1,400          70,490
 Dial Corp.............................................       2,100          42,420
 Diamond Offshore Drilling, Inc........................       2,000          67,460
 *DiamondCluster International, Inc....................         700           5,593
 *Dianon Systems, Inc..................................         100           6,457
 *Digene Corp..........................................         100           2,318
 *Digimarc Corp........................................         500           6,405
 *Digital Insight Corp.................................         500           7,137
 *Digital Lightwave, Inc...............................         600           1,887
 *Digital River, Inc...................................       1,000           6,435
 *Digitas, Inc.........................................       1,200           4,896
 Dillards, Inc. Class A................................       2,900          87,087
 *Discovery Partners International.....................         200           1,191
 Disney (Walt) Co......................................      40,400         925,564
 *Ditech Communications Corp...........................         100             299
 *Diversa Corp.........................................         500           5,602

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
                                                            SHARES           VALUE+
                                                            ------           ------
 *Dixie Group, Inc.....................................         100    $        671
 *DMC Stratex Networks, Inc............................       2,000           7,000
 *Documentum, Inc......................................       1,600          20,808
 Dole Food Co., Inc....................................         700          23,289
 #Dollar General Corp..................................       3,200          55,008
 *Dollar Thrifty Automotive Group, Inc.................         700          16,268
 *Dollar Tree Stores, Inc..............................       1,400          56,357
 Donaldson Co., Inc....................................       1,000          39,520
 *DoubleClick, Inc.....................................       4,500          37,102
 Dover Corp............................................       1,400          49,826
 Downey Financial Corp.................................         700          38,143
 DQE, Inc..............................................         500           8,840
 *Dress Barn, Inc......................................         600          19,035
 *Drew Industries, Inc.................................         100           1,550
 Dreyer's Grand Ice Cream, Inc.........................       1,800          79,083
 *Dril-Quip, Inc.......................................         800          18,528
 *DRS Technologies, Inc................................         500          19,600
 *DSP Group, Inc.......................................         600          11,709
 *DST Systems, Inc.....................................       2,800         138,348
 *Duane Reade, Inc.....................................         200           6,590
 *Ducommun, Inc........................................         100           1,900
 *DuPont Photomasks, Inc...............................         800          27,820
 *Dura Automotive Systems, Inc.........................         800          17,804
 *Duratek, Inc.........................................         100             629
 *Durect Corp..........................................         700           4,917
 *DUSA Pharmaceuticals, Inc............................         600           1,353
 *DVI, Inc.............................................         100           1,954
 *Dwyer Group, Inc.....................................         100             417
 *Dycom Industries, Inc................................       1,533          20,236
 Dynegy, Inc...........................................      12,300         109,347
 *E Trade Group, Inc...................................      17,200         106,640
 *E.piphany, Inc.......................................         900           3,753
 E.W. Scripps Co.......................................       2,200         168,718
 *EarthLink, Inc.......................................       3,600          23,706
 East West Bancorp, Inc................................         300          10,146
 Eaton Corp............................................         700          56,574
 Eaton Vance Corp......................................       1,800          62,910
 *eBay, Inc............................................       4,700         259,698
 #*Echelon Corp........................................       1,500          19,440
 *Echostar Communications Corp. Class A................       5,000         125,900
 Ecolab, Inc...........................................       2,500         119,200
 *Eden Bioscience Corp.................................         100             202
 *Edge Petroleum Corp..................................         100             590
 *Edison International.................................      16,800         313,488
 *Education Management Corp............................         600          24,948
 *eFunds Corp..........................................       1,000          13,830
 *EGL, Inc.............................................       1,900          31,378
 El Paso Corp..........................................       1,000          25,650
 *El Paso Electric Co..................................       2,100          30,933
 Elcor Corp............................................         400          10,660
 *Electro Rent Corp....................................         400           5,106
 *Electro Scientific Industries, Inc...................         700          18,487
 *Electroglas, Inc.....................................         600           8,460
 *Electronic Arts, Inc.................................       2,000         128,010
 Electronic Data Systems Corp..........................       2,700         142,614
 *Electronics Boutique Holdings Corp...................         500          14,835
 *Electronics for Imaging, Inc.........................       1,200          19,614
 *Elizabeth Arden, Inc.................................         700           9,173
 *EMC Corp. MA.........................................      74,300         538,675
 *Emcor Group, Inc.....................................         600          33,882
 *EMCORE Corp..........................................       1,200           8,628
                                                            SHARES           VALUE+
                                                            ------           ------
 *Emisphere Technologies, Inc..........................         700    $      3,493
 *Emmis Broadcasting Corp. Class A.....................       1,100          32,554
 *EMS Technologies, Inc................................         200           4,473
 *Emulex Corp..........................................       1,600          48,184
 *Encompass Services Corp..............................         400             368
 *Encore Acquisition Co................................         800          12,392
 *Encore Wire Corp.....................................         500           6,802
 *Endocare, Inc........................................         600           8,820
 Energy East Corp......................................       1,000          23,100
 *Energy Partners, Ltd.................................       1,200           8,952
 Engelhard Corp........................................       1,900          59,128
 Engineered Support Systems, Inc.......................         600          28,857
 ENSCO International, Inc..............................       6,400         209,600
 *Entegris, Inc........................................         600           7,713
 *Enterrasys Networks, Inc.............................       3,700           6,327
 *Entravision Communications Corp......................       2,300          36,064
 *Entrust Technologies, Inc............................       1,300           5,206
 *Enzo Biochem, Inc....................................         505           9,241
 EOG Resources, Inc....................................       5,100         209,100
 Equifax, Inc..........................................       4,800         132,624
 Equitable Resources, Inc..............................         700          25,214
 *Equity Marketing, Inc................................         100           1,341
 *Equity Oil Co........................................         100             224
 *Esco Technologies, Inc...............................         600          21,306
 *eSpeed, Inc..........................................         500           5,680
 #*ESS Technology, Inc.................................         200           3,195
 Estee Lauder Companies, Inc...........................       4,600         169,050
 *Esterline Technologies Corp..........................         800          16,600
 Ethan Allen Interiors, Inc............................       1,700          64,685
 #*Evergreen Resources, Inc............................         900          40,230
 *Exar Corp............................................         700          15,130
 *Excel Technology, Inc................................         600          14,286
 *EXCO Resources, Inc..................................         100           1,709
 *Exelixis, Inc........................................       1,200           9,324
 Expeditors International of Washington................       1,500          88,642
 *Express Scripts, Inc. Class A........................       1,600          84,568
 *Extended Stay America, Inc...........................       2,800          44,828
 *Extreme Networks, Inc................................       3,000          33,840
 Exxon Mobil Corp......................................         100           3,993
 *Factory 2-U Stores, Inc..............................         100           1,589
 Factset Research Systems, Inc.........................         600          19,560
 Fair, Isaac & Co., Inc................................         700          41,020
 *Fairchild Corp. Class A..............................         100             386
 *Fairchild Semiconductor Corp. Class A................       2,000          50,300
 #Family Dollar Stores, Inc............................       2,900         104,400
 Fastenal Co...........................................       2,300          90,884
 *Federated Department Stores, Inc.....................       8,600         356,126
 *FedEx Corp...........................................      13,900         749,905
 *FEI Co...............................................         600          16,107
 *Fibermark, Inc.......................................         100             813
 Fidelity National Financial, Inc......................         880          26,937
 Fifth Third Bancorp...................................       7,100         462,742
 *Filenet Corp.........................................       1,100          16,956
 *Financial Federal Corp...............................         500          17,050
 #*Finisar Corp........................................       4,600          11,983
 *Finish Line, Inc. Class A............................         600           9,333
 First American Financial Corp.........................         900          19,980
 *First Banks America, Inc.............................         100           3,572
 First Charter Corp....................................         500           9,125
 First Citizens Bancshares, Inc........................         100          11,216

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
                                                            SHARES           VALUE+
                                                            ------           ------
 First Commonwealth Financial Corp.....................         600    $      7,662
 *First Consulting Group, Inc..........................         200           1,686
 First Data Corp.......................................      13,200       1,045,440
 First Financial Bancorp...............................         100           1,862
 *First Health Group Corp..............................       1,600          43,992
 *First Horizon Pharmaceutical Corp....................         500          11,132
 First Niagara Financial Group, Inc....................         100           2,540
 *First Republic Bank..................................         700          22,988
 First Years, Inc......................................         100           1,121
 *FirstFed Financial Corp..............................         700          20,650
 *Fiserv, Inc..........................................       2,400         101,964
 *Fisher Scientific International, Inc.................         200           6,150
 Flagstar Bancorp, Inc.................................         600          17,010
 *Flander Corp.........................................         200             374
 Fleetwood Enterprises, Inc............................         600           6,234
 #Fleming Companies, Inc...............................       1,500          33,210
 Florida East Coast Industries, Inc....................         100           2,500
 Florida Rock Industries, Inc..........................         800          30,880
 *Flow International Corp..............................         200           1,819
 *Flowers Foods, Inc...................................       1,050          26,890
 *Flowserve Corp.......................................       1,600          51,152
 *FMC Corp.............................................       1,100          39,050
 *FMC Technologies, Inc................................       1,891          42,453
 *Foamex International, Inc............................         600           6,690
 *Foot Locker, Inc.....................................       4,600          70,380
 *Footstar, Inc........................................       1,100          26,125
 Ford Motor Co.........................................       3,100          54,715
 Forest City Enterprises, Inc. Class A.................         300          11,505
 Forest City Enterprises, Inc. Class B.................         150           5,805
 *Forest Laboratories, Inc.............................       4,300         317,469
 *Forest Oil Corp......................................       2,500          73,150
 *Forrester Resh, Inc..................................         300           6,067
 Fortune Brands, Inc...................................         100           5,365
 *Forward Air Corp., Inc...............................         100           3,188
 *Fossil, Inc..........................................       1,200          36,918
 *Foster (L.B.) Co. Class A............................         100             556
 *Foundry Networks, Inc................................       2,500          16,425
 *Four Kids Entertainment, Inc.........................         700          12,614
 #*FPIC Insurance Group, Inc...........................         100           1,553
 *Franklin Covey Co....................................         100             304
 Franklin Resources, Inc...............................      11,800         513,654
 Freds, Inc. Class A...................................         650          22,227
 *Freeport McMoran Copper & Gold, Inc. Class B.........       2,800          55,300
 Fremont General Corp..................................       1,300           5,772
 Frequency Electronics, Inc............................         500           5,625
 *Friedman Billings Ramsey Group, Inc. Class A.........         200           1,940
 *Frontier Airlines, Inc...............................       1,200          20,496
 Frontier Oil Corp.....................................         800          12,840
 *FSI International, Inc...............................         900           8,743
 *FTI Consulting, Inc..................................         150           4,588
 *FuelCell Energy, Inc.................................       1,300          15,769
 *Furniture Brands International, Inc..................       2,000          75,660
 G & K Services, Inc. Class A..........................       1,200          45,768
 *Gabelli Asset Management, Inc........................         100           3,925
 *Gadzooks, Inc........................................         100           1,277
 *Galaxy Nutritional Foods, Inc........................         100             518
 Gannett Co., Inc......................................       5,700         432,060
 Gap, Inc..............................................      23,700         345,309
 *Gardner Denver Machinery, Inc........................         600          13,698
 *Gart Sports Co.......................................         100           3,125
                                                            SHARES           VALUE+
                                                            ------           ------
 *Gartner Group, Inc...................................       1,100    $     12,606
 *Gateway, Inc.........................................       9,900          53,064
 *Gaylord Entertainment Co.............................         900          23,292
 *Genaera Corp.........................................         500           1,127
 Gencorp, Inc..........................................       1,000          14,600
 *Gene Logic, Inc......................................         300           3,892
 *Genecor International, Inc...........................         700           7,752
 *Genentech, Inc.......................................      17,300         614,150
 General Cable Corp....................................         700           7,525
 *General Communications, Inc. Class A.................       1,600          14,408
 General Dynamics Corp.................................       3,800         382,280
 General Electric Co...................................      69,751       2,172,046
 General Mills, Inc....................................         400          18,200
 *Genesco, Inc.........................................         100           2,362
 *Genlyte Group, Inc...................................         800          33,796
 *Genome Therapeutics Corp.............................         100             316
 #*Genta, Inc..........................................       1,300          12,044
 *Gentex Corp..........................................       3,100          95,867
 *Genus, Inc...........................................       1,100           4,092
 *Genzyme Corp.........................................       8,200         262,646
 *Genzyme Transgenics Corp.............................         500             877
 Georgia Gulf Corp.....................................       1,000          22,300
 *Getty Images, Inc....................................       1,300          43,699
 *Giant Industries, Inc................................         100             820
 Gibraltar Steel Corp..................................         100           2,354
 #*Gilead Sciences, Inc................................       3,600         128,394
 Gillette Co...........................................       3,400         120,938
 *Global Imaging Systems, Inc..........................         600          10,233
 GlobalSantaFe Corp....................................       1,995          67,331
 *GlobespanVirata, Inc.................................       2,600          12,129
 Gold Banc Corp........................................         700           7,542
 Golden State Bancorp, Inc.............................       2,900         110,809
 Golden West Financial Corp............................       6,700         468,732
 *Good Guys, Inc.......................................         100             389
 *Goodrich Petroleum Corp..............................         100             406
 Goodyear Tire & Rubber Co.............................       1,600          35,072
 *Goodys Family Clothing, Inc..........................         600           6,117
 *GP Strategies Corp...................................         100             501
 Graco, Inc............................................         700          30,065
 *Graftech International, Ltd..........................       1,400          16,114
 *Graphic Packaging International Corp.................       1,400          10,080
 Great American Financial Resources, Inc...............         500           8,800
 *Great Atlantic & Pacific Tea Co., Inc................         800          18,456
 Great Lakes Chemical Corp.............................       1,000          25,420
 Greater Bay Bancorp...................................         500          16,422
 *Grey Wolf, Inc.......................................       9,500          42,750
 *Griffon Corp.........................................       1,100          19,030
 *Group 1 Automotive, Inc..............................         600          25,650
 *Grubb & Ellis Co.....................................         100             310
 #*GSI Commerce, Inc...................................         200           2,781
 *Guess, Inc...........................................         900           5,877
 *Guidant Corp.........................................       7,300         292,000
 *Guilford Pharmaceuticals, Inc........................       1,000           6,605
 *Guitar Center, Inc...................................         300           5,493
 *Gulf Island Fabrication, Inc.........................         200           3,047
 *Gundle/SLT Environmental, Inc........................         100             707
 *Gymboree Corp........................................         700          11,497
 *H Power Corp.........................................       1,000           1,355
 *Haemonetics Corp.....................................         700          20,944
 *Hain Celestial Group, Inc............................         800          13,788

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
                                                            SHARES           VALUE+
                                                            ------           ------
 *Hall Kinion Associates, Inc..........................         500    $      5,907
 Halliburton Co........................................       1,500          27,825
 *Handleman Co.........................................         300           3,600
 *Hanger Orthopedic Group, Inc.........................         600           8,940
 #*Hanover Compressor Co...............................       2,100          27,468
 Harbor Florida Bancshares, Inc........................         500          11,427
 Harland (John H.) Co..................................         500          16,315
 Harley-Davidson, Inc..................................      14,000         736,120
 Harleysville Group, Inc...............................         100           2,713
 Harman International Industries, Inc..................       1,800          99,540
 *Harmonic Lightwaves, Inc.............................       1,900          11,077
 *Harrahs Entertainment, Inc...........................       2,700         128,655
 Harris Corp...........................................       1,700          64,107
 Harte-Hanks, Inc......................................       3,000          65,670
 Hartford Financial Services Group, Inc................       3,100         204,600
 *Harvard Bioscience, Inc..............................         700           4,490
 *Harvest Natural Resources, Inc.......................         500           2,200
 Hasbro, Inc...........................................       5,500          84,150
 *Hawk Corp............................................         100             435
 *Hawthorne Financial Corp.............................         500          15,122
 HCA, Inc..............................................      20,100         987,513
 HCC Insurance Holdings, Inc...........................       1,200          32,712
 *Headwaters, Inc......................................         200           3,437
 *Health Management Associates, Inc....................       6,400         131,776
 *Health Net Inc.......................................       4,300         124,485
 *Healthsouth Corp.....................................      15,800         223,570
 *Hearst-Argyle Television, Inc........................       2,700          69,822
 *Heartland Express, Inc...............................         946          19,360
 Heico Corp............................................         700           9,940
 *Heidrick & Struggles International, Inc..............         300           6,522
 Helmerich & Payne, Inc................................       1,800          68,760
 Henry Jack & Associates, Inc..........................         700          13,776
 *Hercules, Inc........................................       4,600          57,914
 *Herley Industries, Inc...............................         100           2,052
 Herman Miller, Inc....................................       2,200          51,623
 Hershey Foods Corp....................................       1,400          93,422
 *Hexcel Corp..........................................         500           2,340
 Hibernia Corp.........................................       1,600          32,112
 *Highlands Insurance Group, Inc.......................         100               1
 Hilb Rogal Hamilton Co................................         700          28,847
 #Hillenbrand Indutries, Inc...........................         900          54,675
 #Hilton Hotels Corp...................................      13,500         191,700
 *Hines Horticulture, Inc..............................         100             457
 *Hispanic Broadcasting Corp...........................       3,300          82,368
 *HNC Software, Inc....................................         400           8,010
 *Hollis-Eden Pharmaceuticals, Inc.....................         500           3,150
 *Hollywood Casino Corp. Class A.......................         500           6,515
 *Hollywood Entertainment Corp.........................         700          13,548
 *Hollywood Media Corp.................................         100             239
 *Hologic, Inc.........................................         600           9,897
 Home Depot, Inc.......................................      69,300       2,889,117
 *HomeStore.com, Inc...................................       1,100           2,271
 HON Industries, Inc...................................         600          17,028
 Hooper Holmes, Inc....................................       2,400          21,000
 *Horizon Offshore, Inc................................       1,300          12,941
 *Horizon Organic Holding Corp.........................         100           1,700
 Horton (D.R.), Inc....................................       4,145         101,635
 *Hot Topic, Inc.......................................         750          19,219
 Household International, Inc..........................       3,600         184,140
 *Houston Exploration Co...............................       1,500          46,425
                                                            SHARES           VALUE+
                                                            ------           ------
 *Hovnanian Enterprises, Inc. Class A..................         800    $     25,592
 *Huffy Corp...........................................         600           4,500
 *Human Genome Sciences, Inc...........................       3,900          67,294
 *Humana, Inc..........................................       7,200         109,584
 *Hunt (J.B.) Transport Services, Inc..................         900          24,592
 Huntington Bancshares, Inc............................       1,600          31,944
 *Hutchinson Technology, Inc...........................         700          11,056
 *Hypercom Corp........................................         800           4,960
 *Hyperion Solutions Corp..............................         300           6,408
 *Hyseq, Inc...........................................         100             310
 *i2 Technologies Inc..................................      12,900          51,019
 ICN Pharmaceuticals, Inc..............................       1,500          42,045
 *ICOS Corp............................................         100           2,256
 *ICU Medical, Inc.....................................         650          22,623
 *IDEC Pharmaceuticals Corp............................       3,700         158,674
 *Identix, Inc.........................................         100             779
 *IDEXX Laboratories, Inc..............................         700          22,123
 *iDine Rewards Network, Inc...........................         100           1,010
 *IDT Corp.............................................         800          14,664
 *IDX Systems Corp.....................................         200           3,551
 *iGate Capital Corp...................................       2,100           9,691
 #*IGEN, Inc...........................................         600          23,115
 *IHOP Corp............................................         600          20,460
 *II-VI, Inc...........................................         700           9,880
 Ikon Office Solutions, Inc............................         500           4,675
 Illinois Tool Works, Inc..............................       6,300         447,489
 *Illumina, Inc........................................         500           3,232
 *Image Entertainment, Inc.............................         100             203
 *I-many, Inc..........................................         500           2,165
 *Imation Corp.........................................         700          20,265
 IMC Global, Inc.......................................       5,100          71,502
 *IMCO Recycling, Inc..................................         300           3,156
 *Immunex Corp.........................................      12,900         325,273
 *Immunogen, Inc.......................................         700           2,838
 Immunomedics, Inc.....................................         200           2,341
 *Impath, Inc..........................................         600          14,067
 *Impax Laboratoroes, Inc..............................         600           5,049
 *Impco Technologies, Inc..............................         700           9,793
 IMS Health, Inc.......................................       4,300          90,515
 *Incyte Genomics, Inc.................................       1,500          10,882
 Independence Community Bank Corp......................         600          18,777
 *Indevus Pharmaceuticals, Inc.........................       1,200           6,876
 *Indus International, Inc.............................         500           1,382
 *IndyMac Bancorp, Inc.................................       2,700          62,451
 *Inet Technologies, Inc...............................         800           7,844
 *InFocus Corp.........................................       1,600          18,744
 *Infogrames, Inc......................................         700           3,290
 *Informatica Corp.....................................       1,600          14,344
 *Information Holdings, Inc............................         800          22,520
 *Information Resources, Inc...........................         600           5,745
 *infoUSA, Inc.........................................       1,300           8,716
 Ingersoll-Rand Co., Ltd. Class A......................       2,300         115,805
 *Ingram Micro, Inc....................................       3,600          51,840
 *Inhale Therapeutic Systems, Inc......................       1,300           9,522
 *Inktomi Corp.........................................       3,100           5,487
 *Input/Output, Inc....................................         900           8,100
 *Insight Communications Co., Inc......................       1,100          16,780
 *Insight Enterprises, Inc.............................         800          21,188
 *Insignia Financial Group, Inc........................         900           8,748
 *Insituform Technologies, Inc. Class A................         400          10,122
 *Insmed, Inc..........................................       2,200           3,861

                                       88
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
                                                            SHARES           VALUE+
                                                            ------           ------
 *Inspire Pharmaceuticals, Inc.........................         100    $        291
 *Insurance Auto Auctions, Inc.........................         500           9,650
 *Integra Lifesciences Corp............................         600          11,496
 #*Integrated Device Technology, Inc...................       2,100          53,476
 *Integrated Electrical Services, Inc..................       1,000           5,500
 *Integrated Silicon Solution, Inc.....................         600           7,113
 Intel Corp............................................     201,000       5,545,590
 *Intellidata Technologies Corp........................         200             335
 Inter Parfums, Inc....................................         100             842
 *Interactive Data Corp................................       3,600          61,362
 *InterCept Group, Inc.................................       1,200          30,402
 *Interdigital Communications Corp.....................         900          10,498
 Interface, Inc. Class A...............................       1,000           9,060
 *Intergraph Corp......................................       1,900          32,974
 *Interland, Inc.......................................       2,300           7,130
 *Interlott Technologies, Inc..........................         100             630
 *Intermagnetics General Corp..........................         400           9,636
 #*InterMune, Inc......................................         200           5,351
 International Business Machines Corp..................      29,900       2,405,455
 *International Game Technology........................       1,800         112,500
 *International Multifoods Corp........................       1,200          31,788
 *International Rectifier Corp.........................       1,500          70,455
 *International Speciality Products, Inc...............       2,300          19,205
 International Speedway Corp. Class A..................         700          28,563
 #*Internet Security Systems, Inc......................         800          13,508
 *Interpore International, Inc.........................         600           5,823
 #Interpublic Group of Companies, Inc..................       4,900         161,700
 *Intersil Corp........................................       2,100          50,568
 Interstate Bakeries Corp..............................         900          24,381
 Inter-Tel, Inc........................................         700          13,212
 #*InterVoice-Brite, Inc...............................         600           1,902
 *Interwoven, Inc......................................       1,700           6,315
 *Intevac, Inc.........................................         100             390
 *Introgen Therapeutics, Inc...........................         500           1,820
 *Intuit, Inc..........................................       5,400         236,223
 Invacare Corp.........................................       1,300          49,088
 *Investment Technology Group, Inc.....................       1,050          38,220
 Investors Financial Services Corp.....................       1,400         108,171
 #*Invision Technologies, Inc..........................         600          13,449
 *Invitrogen Corp......................................       1,300          45,695
 *Iomega Corp..........................................         800          10,080
 *Ionics, Inc..........................................         600          14,568
 *Iron Mountain, Inc...................................       1,650          51,150
 *Isis Pharmaceuticals, Inc............................         400           3,768
 *Isle of Capri Casinos, Inc...........................         700          13,982
 *Isolyser Co., Inc....................................         800           2,288
 *I-Stat Corp..........................................         500           2,327
 *ITT Educational Services, Inc........................         100           4,940
 ITT Industries, Inc...................................       2,300         154,100
 *ITXC Corp............................................         700           4,039
 *IVAX Corp............................................       5,100          66,708
 *Ivex Packaging Corp..................................         700          16,170
 *IXYS Corp............................................         600           4,893
 *J & J Snack Foods Corp...............................         600          21,846
 *J. D. Edwards & Co...................................       2,100          24,475
 *J. Jill Group, Inc...................................         100           3,251
 *Jabil Circuit, Inc...................................       4,500         103,320
 *Jack in the Box, Inc.................................         700          22,603
 *Jacobs Engineering Group, Inc........................         800          30,712
 *Jakks Pacific, Inc...................................         600          10,887
                                                            SHARES           VALUE+
                                                            ------           ------
 *JDA Software Group, Inc..............................         700    $     18,550
 *JDS Uniphase Corp....................................      40,700         143,060
 Jefferies Group, Inc..................................       1,500          70,560
 JLG Industries, Inc...................................       1,800          24,840
 *JNI Corp.............................................         600           2,775
 John Hancock Financial Services, Inc..................      11,000         403,590
 Johnson & Johnson.....................................      44,600       2,736,210
 Johnson Controls, Inc.................................         700          61,642
 *Johnson Outdoors, Inc................................         100           1,869
 *Jones Apparel Group, Inc.............................       5,700         227,202
 *Jones Lang LaSalle, Inc..............................       1,100          25,410
 *Journal Register Co..................................       1,300          27,625
 *Joy Global, Inc......................................       1,600          24,088
 *JPS Industries, Inc..................................         100             397
 *Juniper Networks, Inc................................       3,900          36,134
 K Swiss, Inc. Class A.................................         200           9,226
 *K2, Inc..............................................         700           5,845
 *Kadant, Inc..........................................         300           4,785
 *Kansas City Southern Industries, Inc.................       1,500          24,855
 #KB Home Corp.........................................       1,900          97,907
 #*KCS Energy, Inc.....................................       3,100           8,308
 *Keane, Inc...........................................       1,400          20,328
 *Keith Companies, Inc.................................         500           7,850
 *Kemet Corp...........................................       2,300          46,506
 *Kendle International, Inc............................         100           1,233
 Kennametal, Inc.......................................         500          20,050
 *Kennedy-Wilson, Inc..................................         100             544
 *Kensey Nash Corp.....................................         100           1,852
 *Key Energy Group, Inc................................       4,900          53,900
 *Key Production Co., Inc..............................         500           9,060
 KeyCorp...............................................       3,100          84,630
 *Keystone Automotive Industries, Inc..................         200           3,978
 *kforce.com, Inc......................................         100             554
 Kimball International, Inc. Class B...................         500           8,363
 Kimberly Clark Corp...................................       1,700         110,364
 Kinder Morgan, Inc....................................       5,700         246,525
 *Kindred Healthcare, Inc..............................         600          26,583
 *King Pharmaceuticals, Inc............................       7,200         194,760
 *Kirby Corp...........................................         700          19,110
 #*KLA-Tencor Corp.....................................       3,200         166,864
 Knight Ridder, Inc....................................       1,300          85,579
 *Knight Trading Group, Inc............................       4,500          28,598
 *Knight Transportation, Inc...........................         150           2,993
 *Kohls Corp...........................................       5,600         420,000
 *Kopin Corp...........................................       1,100           8,536
 *Korn/Ferry International.............................         500           5,360
 *Kos Pharmaceuticals, Inc.............................         100           1,988
 Kraft Foods, Inc......................................      13,400         576,334
 #*Krispy Kreme Doughnuts, Inc.........................         100           3,790
 *Kroger Co............................................      12,500         279,375
 *Kroll, Inc...........................................       1,200          28,128
 *Kulicke & Soffa Industries, Inc......................       1,900          27,759
 #*L-3 Communications Holdings, Inc....................       1,400          88,340
 *La Jolla Pharmceutical Co............................       1,200           7,182
 *LabOne, Inc..........................................         100           2,329
 *Labor Ready, Inc.....................................         600           5,328
 *Laboratory Corp. of America Holdings, Inc............       5,200         255,060
 *Labranche & Co., Inc.................................       2,200          58,080
 Laclede Group, Inc....................................         300           7,374
 *Ladish Co., Inc......................................         200           2,161

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CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 Lafarge Corp..........................................         600    $     25,140
 *Lam Research Corp....................................       4,000          91,040
 *Lamar Advertising Co.................................       3,000         129,045
 *Lamson & Sessions Co.................................       1,600           7,840
 *Lancer Corp..........................................         100             615
 Landamerica Financial Group, Inc......................       1,100          35,640
 *Landec Corp..........................................         100             423
 Landrys Seafood Restaurants, Inc......................         400          10,160
 *Lands End, Inc.......................................         200          12,386
 *Landstar Systems, Inc................................         100          10,597
 *Large Scale Biology Corp.............................         200             264
 *Lattice Semiconductor Corp...........................       3,400          36,550
 La-Z-Boy, Inc.........................................         600          16,800
 *LCC International, Inc. Class A......................         200             465
 *Lear Corp............................................       2,700         124,794
 *Learning Tree International, Inc.....................         100           2,149
 *Leather Factory, Inc.................................         100             323
 *Legato Systems, Inc..................................       2,106          13,173
 Legg Mason, Inc.......................................       1,500          82,890
 Leggett and Platt, Inc................................       2,400          63,168
 Lehman Brothers Holdings, Inc.........................      11,200         683,200
 *LendingTree, Inc.....................................       1,000          14,115
 Lennar Corp...........................................       2,800         153,216
 #*Level 3 Communications, Inc.........................      11,800          53,159
 *Lexent, Inc..........................................         500             963
 *Lexicon Genetics, Inc................................       1,300           7,911
 *Lexmark International Group, Inc.....................         200          12,490
 Libbey, Inc...........................................         100           3,460
 *Liberate Technologies, Inc...........................       2,400          10,008
 *Liberty Media Corp...................................     104,850       1,263,443
 *Liberty Media Corp...................................       1,900          24,605
 #*LifePoint, Inc......................................       2,000           5,900
 *Ligand Pharmaceuticals, Inc. Class B.................       1,400          25,459
 *Lightbridge, Inc.....................................         200           2,061
 Lilly (Eli) & Co......................................       2,400         155,280
 Limited Brands, Inc...................................       3,260          68,427
 *Lincare Holdings, Inc................................       3,000          89,160
 Lindsay Manufacturer Co...............................         100           2,323
 Linear Technology Corp................................       5,700         212,297
 *Linens 'n Things, Inc................................         800          24,560
 *Littlefuse, Inc......................................         800          19,604
 Liz Claiborne, Inc....................................       3,400         104,142
 *LLEX Oncology, Inc...................................         700          10,906
 *LMI Aerospace, Inc...................................         100             516
 LNR Property Corp.....................................         900          31,590
 Lockheed Martin Corp..................................      15,600         967,980
 *Lodgenet Entertainment Corp..........................         100           1,786
 Loews Corp............................................       6,800         388,280
 *Lone Star Technologies, Inc..........................       1,000          24,000
 Longview Fibre Co.....................................       2,000          20,000
 Louisiana-Pacific Corp................................       3,800          40,090
 Lowe's Companies, Inc.................................      25,900       1,221,444
 LSI Industries, Inc...................................         200           3,531
 *LSI Logic Corp.......................................      11,100         126,540
 *LTX Corp.............................................         300           5,030
 *Luby's Cafeterias, Inc...............................         500           3,495
 *Lucent Technologies, Inc.............................     149,600         695,640
 *Luminex Corp.........................................         100             664
 *Lydall, Inc..........................................         500           7,675
 *M & F Worldwide Corp.................................         200             920
 M & T Bank Corp.......................................       1,600         139,472
 MacDermid, Inc........................................       1,100          22,484
                                                            SHARES           VALUE+
                                                            ------           ------
 *Mackie Designs, Inc..................................         100    $        389
 *Macromedia, Inc......................................         900          19,976
 *Macrovision Corp.....................................         500           8,083
 *Madden (Steven), Ltd.................................         600          10,188
 *Magellan Health Services, Inc........................         800           4,272
 *Magna Entertainment Corp.............................         300           2,328
 *Magnetek, Inc........................................         800           9,280
 *Magnum Hunter Resources, Inc.........................       2,400          18,168
 *Mail-Well, Inc.......................................       1,700           9,095
 *Mallon Resources Corp................................         100              96
 *Management Network Group, Inc........................         700           1,985
 #*Mandalay Resort Group...............................       2,500          81,500
 *Manhattan Associates, Inc............................         100           2,782
 Manitowoc Co., Inc....................................         200           7,890
 *Manor Care, Inc......................................       3,500          90,650
 Manpower, Inc.........................................       1,700          70,482
 *Manugistic Group, Inc................................       2,600          20,371
 *Mapinfo Corp.........................................         100           1,039
 *MarineMax, Inc.......................................         500           6,025
 *Markel Corp..........................................         400          83,664
 *MarkWest Hydrocarbon, Inc............................         100             770
 Marriott International, Inc. Class A..................       6,900         279,036
 Marshall & Isley Corp.................................         100           6,209
 *Martek Biosciences Corp..............................         100           2,430
 Martin Marietta Materials, Inc........................         500          20,000
 Masco Corp............................................       7,400         197,284
 Massey Energy Co......................................       1,000          13,100
 *Mastec, Inc..........................................       1,400          11,200
 *Material Sciences Corp...............................         300           3,690
 *Matria Healthcare, Inc...............................         100           2,173
 *MatrixOne, Inc.......................................         800           4,808
 Mattel, Inc...........................................      21,000         446,040
 Matthews International Corp. Class A..................         600          15,042
 *Mattson Technology, Inc..............................       1,000           7,915
 *Maui Land & Pineapple Company, Inc...................         100           1,905
 *Maverick Tube Corp...................................       1,100          17,050
 *Maxim Integrated Products, Inc.......................       4,000         184,020
 *Maxim Pharmaceuticals, Inc...........................         300           1,214
 *Maximus, Inc.........................................         600          18,636
 *Maxtor Corp..........................................       7,900          41,870
 *Maxxam, Inc..........................................         100           1,160
 *Maxygen, Inc.........................................         800           8,116
 Maytag Corp...........................................       1,100          49,269
 MB Financial, Inc.....................................         200           6,232
 MBIA, Inc.............................................       4,600         258,106
 MBNA Corp.............................................      17,300         626,433
 McClatchey Newspapers, Inc. Class A...................         600          37,410
 *McCormick & Co., Inc.................................       1,500          39,390
 McDonalds Corp........................................      27,900         835,326
 McGraw-Hill Companies, Inc............................       2,300         145,199
 McKesson Corp.........................................       8,000         300,000
 *McMoran Exploration Co...............................         600           2,544
 *MCSI, Inc............................................         600           7,773
 MDC Holdings, Inc.....................................         800          35,608
 *Medarex, Inc.........................................       2,500          25,088
 #*Med-Design Corp.....................................         500           8,178
 #*Media Arts Group, Inc...............................         100             414
 Media General, Inc. Class A...........................         400          26,044
 *Medical Action Industries, Inc.......................         500           6,380

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
                                                            SHARES           VALUE+
                                                            ------           ------
 *Medicis Pharmaceutical Corp. Class A.................       1,300    $     60,255
 *Medimmune, Inc.......................................       5,722         186,079
 *Medquist, Inc........................................         200           5,547
 Medtronic, Inc........................................      39,400       1,818,310
 Mellon Financial Corp.................................      11,900         441,490
 *MEMC Electronic Materials, Inc.......................       1,500          11,550
 *Mens Warehouse, Inc..................................         700          19,796
 Mentor Corp...........................................         700          26,803
 *Mentor Graphics Corp.................................         300           4,874
 *Mercator Software, Inc...............................       1,100           2,635
 *Mercury Interactive Corp.............................         200           6,769
 Meredith Corp.........................................         700          28,308
 *Meridian Resource Corp...............................       7,400          25,308
 *Merit Medical Systems, Inc...........................         125           2,161
 *Merix Corp...........................................         200           3,459
 Merrill Lynch & Co., Inc..............................      23,800         968,898
 *Mesa Air Group, Inc..................................         800           8,040
 *Mesaba Holdings, Inc.................................         100             687
 *Mestek, Inc..........................................         100           2,043
 *MetaSolv Software, Inc...............................         600           2,703
 MetLife, Inc..........................................      41,600       1,382,368
 #Metris Companies, Inc................................       2,500          36,800
 *Metro One Telecommunications, Inc....................         600          10,368
 *Metro-Goldwyn-Mayer, Inc.............................       8,400         136,500
 *MGI Pharma, Inc......................................         600           4,743
 MGIC Investment Corp..................................       5,500         400,290
 *MGM Grand, Inc.......................................       6,700         252,523
 MI Schottenstein Homes, Inc...........................         300          19,215
 *Michaels Stores, Inc.................................       1,100          47,795
 *Micrel, Inc..........................................         600          12,567
 *Micro Linear Corp....................................         100             355
 *Microchip Technology, Inc............................       2,250          67,264
 *Micromuse, Inc.......................................         700           4,918
 *Micron Technology, Inc...............................      24,500         577,710
 *Micros Systems, Inc..................................         100           2,894
 *Microsemi Corp.......................................         500           7,265
 *Microsoft Corp.......................................     101,600       5,171,948
 *Micro-Therapeutics, Inc..............................         200             965
 *Mid Atlantic Medical Services, Inc...................       1,000          35,910
 *Midas, Inc...........................................         500           6,740
 *Middleby Corp........................................         100             768
 Midland Co............................................         100           4,790
 Mid-State Bancshares..................................         500           9,243
 *Midway Games, Inc....................................       1,000          10,150
 *Midwest Express Holdings, Inc........................         600          10,806
 *Mikohn Gaming Corp...................................         100             513
 Milacron, Inc.........................................       1,300          16,250
 Millennium Chemicals, Inc.............................         500           7,125
 *Millennium Pharmaceuticals, Inc......................       7,398         111,969
 *Miller Industries, Inc...............................         100             370
 Millipore Corp........................................         600          23,748
 *MIM Corp.............................................         200           2,169
 Minerals Technologies, Inc............................       1,300          68,315
 *Mirant Corp..........................................      20,700         196,650
 *Mission Resources Corp...............................         800           1,756
 *Mississippi Chemical Corp............................         500             710
 *Mitcham Industries, Inc..............................         100             403
 *MKS Instruments, Inc.................................       1,200          36,876
 *Mobile Mini, Inc.....................................         700          13,258
 *Mohawk Industries, Inc...............................       3,154         206,650
 *Molecular Devices Corp...............................         700          13,244
                                                            SHARES           VALUE+
                                                            ------           ------
 #Molex, Inc...........................................       2,500    $     94,388
 *Monaco Coach Corp....................................         900          22,860
 *Mondavi (Robert) Corp. Class A.......................         400          14,390
 Monsanto Co...........................................       2,600          69,160
 *Monterey Pasta Co....................................         600           5,901
 Mony Group, Inc.......................................       1,300          45,214
 *Moog, Inc. Class A...................................         100           3,045
 Morgan Stanley Dean Witter & Co.......................       2,600         118,196
 Motorola, Inc.........................................      36,000         575,640
 Movado Group, Inc.....................................         100           2,150
 *Movie Gallery, Inc...................................         350           6,302
 *MPS Group, Inc.......................................       2,300          18,998
 *MRO Software, Inc....................................         100           1,338
 *MRV Communications, Inc..............................       1,400           2,009
 *MSC Industrial Direct Co., Inc. Class A..............       1,000          18,600
 *MSC Software Corp....................................       1,000          10,400
 *MTR Gaming Group, Inc................................         300           4,850
 MTS Systems Corp......................................         500           5,183
 *Mueller Industries, Inc..............................       1,600          53,024
 *Multex.com, Inc......................................         100             326
 Murphy Oil Corp.......................................       1,100         101,684
 *Mykrolis Corp........................................         406           5,481
 Mylan Laboratories, Inc...............................       2,900          89,726
 *Myriad Genetics, Inc.................................         100           2,229
 *Nabi Biopharmaceuticals..............................       1,300           7,683
 *Nabors Industries, Inc...............................       6,500         285,350
 *Nanogen, Inc.........................................         200             611
 *Nanometrics, Inc.....................................         100           1,698
 *Nanophase Technologies Corp..........................       1,100           6,221
 #*Napro Biotherapeutics, Inc..........................         600           4,155
 *National Beverage Corp...............................         200           2,658
 *National Healthcare Corp.............................         100           1,755
 *National Information Consortium, Inc.................       1,100           4,169
 *National Instruments Corp............................         400          14,158
 *National Oilwell, Inc................................       3,800          97,052
 *National Processing, Inc.............................         500          14,050
 *National RV Holdings, Inc............................       1,000          10,960
 *National Semiconductor Corp..........................       4,100         125,870
 *National Western Life Insurance Co. Class A..........         100          11,102
 Nationwide Financial Services, Inc....................         300          12,945
 *Natrol, Inc..........................................         100             140
 Natures Sunshine Products, Inc........................         600           6,609
 *Nautica Enterprises, Inc.............................       1,100          14,311
 #*Nautilus Group, Inc.................................       1,100          40,205
 *Navigant Consulting, Inc.............................         700           4,760
 *Navigant International, Inc..........................         400           6,040
 Navistar International Corp...........................       2,900         102,979
 *NBTY, Inc............................................       2,000          32,530
 *NCI Building Systems, Inc............................         800          16,400
 *NCO Group, Inc.......................................         700          17,616
 *NCR Corp.............................................       2,700          98,685
 NDChealth Corp........................................         600          19,362
 *Neiman Marcus Group, Inc.............................         800          29,600
 *Neoforma, Inc........................................         500           7,145
 *Neopharm, Inc........................................         110           1,418
 *Neorx Corp...........................................         200             527
 *Net2Phone, Inc.......................................         300           1,605
 *Netegrity, Inc.......................................       1,100           7,832
 *NetIQ Corp...........................................       1,500          34,733
 *NetRatings, Inc......................................         900          10,089

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
                                                            SHARES           VALUE+
                                                            ------           ------
 *Netro Corp...........................................         700    $      1,659
 *Netscout System, Inc.................................         600           4,983
 *Network Appliance Corp...............................       3,000          39,015
 *Network Associates, Inc..............................       1,100          21,285
 #Neuberger Berman, Inc................................       2,100          91,413
 *Neurocrine Biosciences, Inc..........................         500          16,215
 *Neurogen Corp........................................         600           7,185
 New Century Financial Corp............................         800          21,664
 *New Focus, Inc.......................................       1,200           3,690
 *New Horizons Worldwide, Inc..........................         100           1,070
 New York Community Bancorp Inc........................         100           2,841
 New York Times Class A................................       3,200         160,864
 *Newfield Exploration Co..............................       2,100          75,726
 Newmont Mining Corp...................................       9,600         299,616
 *Newpark Resources, Inc...............................       3,000          23,580
 Newport Corp..........................................       1,400          24,703
 #*Nextel Communications Corp. Class A.................      13,300          64,638
 *Nextel Partners, Inc.................................       4,200          21,399
 Nike, Inc. Class B....................................       5,000         268,750
 *NMS Communications Corp..............................         100             356
 *Noble Corp...........................................       6,200         265,484
 Noble Energy, Inc.....................................       3,100         118,296
 Nordstrom, Inc........................................         500          12,310
 Norfolk Southern Corp.................................       6,500         137,605
 *Norstan, Inc.........................................       1,000           6,670
 *Nortek, Inc..........................................         600          25,806
 *North American Scientific, Inc.......................         600           7,158
 Northeast Utilities, Inc..............................       1,600          31,760
 Northern Trust Corp...................................       3,700         191,642
 #*Northfield Laboratories, Inc........................         100             412
 Northrop Grumman Corp.................................       2,600         315,406
 *Northwest Airlines Corp..............................       2,700          45,185
 *Novavax, Inc.........................................         600           2,760
 *Novell, Inc..........................................      11,100          37,962
 *Novellus Systems, Inc................................       5,800         246,384
 *Noven Pharmaceuticals, Inc...........................       1,200          31,812
 *Novoste Corp.........................................         200           1,319
 *NPS Pharmaceuticals, Inc.............................         100           1,911
 *NS Group, Inc........................................       1,200          10,260
 #*NTELOS, Inc.........................................         600             843
 *Nu Horizons Electronics Corp.........................         100             882
 *NuCo2, Inc...........................................         100           1,220
 Nucor Corp............................................       2,100         140,007
 *Nuevo Energy Co......................................         800          12,552
 *Numerical Technologies, Inc..........................         600           4,752
 *Nvidia Corp..........................................       1,000          33,485
 *NVR, Inc.............................................         500         165,500
 #*NYFIX, Inc..........................................         500           4,735
 *Oak Technology, Inc..................................         700           9,062
 *Oakley, Inc..........................................       1,500          27,540
 Ocean Energy, Inc.....................................       7,000         155,610
 *Oceaneering International, Inc.......................         800          24,808
 *O'Charleys, Inc......................................         200           4,611
 *Ocular Sciences, Inc.................................         700          19,758
 *Ocwen Financial Corp.................................       2,300          15,180
 *Office Depot, Inc....................................       8,900         162,692
 *Officemax, Inc.......................................       3,300          23,364
 *Offshore Logistics, Inc..............................         700          14,760
 *Ohio Casualty Corp...................................       2,500          52,288
 *Olympic Steel, Inc...................................         100             551
 OM Group, Inc.........................................         800          52,480
                                                            SHARES           VALUE+
                                                            ------           ------
 *Omega Protein Corp...................................         200    $        820
 Omnicare, Inc.........................................       3,300          92,664
 Omnicom Group, Inc....................................       2,300         198,651
 *On Assignment, Inc...................................         600          12,855
 Oneida, Ltd...........................................         600          10,860
 Oneok, Inc............................................         500          10,385
 *ONI Systems Corp.....................................       1,600           6,408
 *Onyx Pharmacueticals, Inc............................         600           4,293
 *Onyx Software Corp...................................         100             365
 *Openwave Systems, Inc................................       3,700          22,348
 *Option Care, Inc.....................................         125           1,631
 *Oracle Systems Corp..................................      64,500         510,518
 *OraPharma, Inc.......................................         100             426
 *OraSure Technologies, Inc............................         800           5,364
 *Orbital Sciences Corp................................       1,300          10,010
 *Oregon Steel Mills, Inc..............................         600           3,360
 *O'Reilly Automotive, Inc.............................       1,400          45,010
 *Orthodontic Centers of America, Inc..................       1,500          38,970
 *Orthologic Corp......................................       1,100           5,385
 Oshkosh B'Gosh, Inc. Class A..........................         500          19,045
 Oshkosh Truck Corp. Class B...........................         600          36,189
 *OSI Pharmaceutical, Inc..............................         800          24,236
 *OSI Systems, Inc.....................................         500          10,345
 *Osmonics, Inc........................................         200           3,200
 *Osteotech, Inc.......................................         600           4,953
 *Outback Steakhouse, Inc..............................       2,300          91,149
 Owens & Minor, Inc....................................       1,000          18,860
 *Owens-Illinois, Inc..................................       7,100         124,250
 *Oxford Health Plans, Inc.............................       2,400         115,680
 Paccar, Inc...........................................       1,200          53,094
 *Pacific Sunwear of California, Inc...................         800          15,532
 #*Pacificare Health Systems, Inc......................       1,500          41,483
 *Packaging Corp. of America...........................       4,100          82,574
 *Packeteer, Inc.......................................         100             672
 *Pain Therapeutics, Inc...............................         500           4,280
 *Palm Harbor Homes, Inc...............................         600          13,533
 *Palm, Inc............................................      17,100          27,275
 *PAM Transportation Services, Inc.....................         600          14,907
 *PanAmSat Corp........................................       6,600         162,393
 *Papa John's International, Inc.......................         100           3,393
 *Parallel Petroleum Corp..............................       1,200           3,390
 *Parametric Technology Corp...........................       3,700          12,932
 *Parexel International Corp...........................         200           2,718
 *Park Place Entertainment Corp........................      10,500         118,650
 *Parker Drilling Co...................................       3,700          15,836
 Parker-Hannifin Corp..................................       1,100          53,900
 #*Parkervision, Inc...................................         600          13,797
 *Park-Ohio Holdings Corp..............................         100             562
 *Parlux Fragrances, Inc...............................         100             257
 *Pathmark Stores, Inc.................................       1,000          22,485
 Patina Oil & Gas Corp.................................         800          28,552
 *Patterson Dental Co..................................         200          10,083
 *Patterson-UTI Energy, Inc............................       3,000          91,605
 *Paxar Corp...........................................         900          15,372
 *Paxson Communications Corp...........................         800           7,360
 Paychex, Inc..........................................       4,500         155,903
 *Payless ShoeSource, Inc..............................         700          39,137
 *PC Connection, Inc...................................         600           5,859
 *PDI, Inc.............................................         600          11,748
 *Pediatrix Medical Group, Inc.........................         800          30,440
 *Pegasus Communications Corp. Class A.................         900           1,278

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
                                                            SHARES           VALUE+
                                                            ------           ------
 *Pegasus Solutions, Inc...............................         700    $     10,301
 *Pegasystems, Inc.....................................         100           1,129
 #*Pemstar, Inc........................................         400             622
 *Penn National Gaming, Inc............................         100           3,591
 *Penn Traffic Co......................................         100           1,057
 *Penn Treaty American Corp............................         500           2,200
 Pentair, Inc..........................................         300          14,097
 Penton Media, Inc.....................................         700           2,884
 *Penwest Pharmaceuticals Co...........................         100           1,847
 *Peoplesoft, Inc......................................       5,300         108,836
 Pep Boys -- Manny, Moe & Jack.........................         500           8,205
 PepsiAmericas, Inc....................................       6,800         108,120
 Pepsico, Inc..........................................      42,200       2,193,556
 *Performance Food Group Co............................       1,300          48,841
 *Pericom Semiconductor Corp...........................         200           2,762
 PerkinElmer, Inc......................................         100           1,397
 *Perrigo Co...........................................       1,200          16,806
 *Perry Ellis International, Inc.......................         100           1,677
 *Per-Se Technologies, Inc.............................       1,000          10,805
 *Petrocorp, Inc.......................................         100             955
 *Petroleum Development Corp...........................       1,100           7,051
 *PetSmart, Inc........................................       1,500          24,600
 PFF Bancorp, Inc......................................         600          20,214
 Pfizer, Inc...........................................      82,300       2,847,580
 *PG&E Corp. (Holding Co.).............................      18,800         404,200
 *Pharmaceutical Products Development Service Co.......       1,100          27,951
 *Pharmaceutical Resources, Inc........................         700          17,367
 Pharmacia Corp........................................      17,200         742,868
 *Pharmacopeia, Inc....................................         800           8,924
 *Pharmacyclics, Inc...................................         600           2,829
 Phelps Dodge Corp.....................................       4,100         159,941
 *Philadelphia Consolidated Holding Corp...............         700          29,582
 Philadelphia Suburban Corp............................         300           6,210
 Phillips Petroleum Co.................................       1,900         109,345
 Phillips-Van Heusen Corp..............................       1,100          17,270
 *Phoenix Technologies, Ltd............................       1,100          14,163
 *Photronics, Inc......................................         800          18,292
 *Pico Holdings, Inc...................................         100           1,509
 Pier 1 Imports, Inc...................................         600          12,132
 Pilgrims Pride Corp. Class B..........................       1,000          14,520
 *Pinnacle Entertainment, Inc..........................         500           5,335
 *Pinnacle Systems, Inc................................         800           8,756
 *Pioneer Natural Resources Co.........................       4,300         103,759
 Pioneer Standard Electronics, Inc.....................         500           5,700
 Pittston Brink's Group................................       2,200          59,422
 *Pixar, Inc...........................................         800          33,604
 *Pixelworks, Inc......................................         500           4,320
 *Plains Resources, Inc................................         300           8,100
 *Planar Systems, Inc..................................         200           4,577
 *Plantronics, Inc.....................................         100           2,267
 *Plato Learning, Inc..................................         500           6,055
 *Playboy Enterprises, Inc. Class B....................         800          11,784
 *Playtex Products, Inc................................       1,100          14,949
 *Plexus Corp..........................................         700          15,831
 #*Plug Power, Inc.....................................       1,400          12,215
 *PLX Technology, Inc..................................         100             705
 *PMC Sierra, Inc......................................       1,800          25,605
 PMI Group, Inc........................................       2,500         214,000
 Pogo Producing Co.....................................       2,200          69,564
 *Polo Ralph Lauren Corp...............................       1,000          25,890
                                                            SHARES           VALUE+
                                                            ------           ------
 #*Polycom, Inc........................................         700    $     13,391
 #*PolyMedica Corp.....................................         700          25,239
 *Pomeroy Computer Resource, Inc.......................         100           1,495
 *Possis Medical, Inc..................................         100           1,353
 *Powell Industries, Inc...............................         600          12,723
 *Power-One, Inc.......................................       2,000          17,980
 *Powerwave Technologies, Inc..........................         900           9,545
 *Pozen, Inc...........................................         500           2,603
 *PRAECIS Pharmaceuticals, Inc.........................       1,500           5,085
 Praxair, Inc..........................................       2,900         162,400
 Precision Castparts Corp..............................       2,100          73,731
 #*Pre-Paid Legal Services, Inc........................         200           4,840
 *Presstek, Inc........................................       1,500           9,878
 #*PRG-Schultz International, Inc......................         900          12,587
 *Price Communications Corp............................       1,100          19,173
 *Priceline.com, Inc...................................       3,900          15,737
 *Pricesmart, Inc......................................         100           4,013
 *Pride International, Inc.............................       6,200         120,280
 *Prima Energy Corp....................................         700          16,461
 *Prime Hospitality Corp...............................       1,400          17,696
 *Prime Medical Services, Inc..........................         400           3,626
 *PRIMEDIA, Inc........................................       5,400          10,746
 *Priority Healthcare Corp.............................         100           2,536
 *Proassurance Corp....................................         900          16,209
 *ProBusiness Services, Inc............................         100           1,726
 Procter & Gamble Co...................................       4,200         376,110
 *Progenics Pharmaceuticals, Inc.......................         200           2,584
 *Progress Software Corp...............................         600           8,295
 Progressive Corp......................................       8,700         515,127
 *Protection One, Inc..................................       2,500           8,000
 Protective Life Corp..................................         100           3,346
 *Protein Design Labs, Inc.............................       3,200          36,288
 *Proton Energy Systems, Inc...........................       1,800           8,217
 Providian Financial Corp..............................       3,500          28,525
 *Province Healthcare Co...............................       1,200          30,570
 *Proxim Corp..........................................       2,078           6,650
 *PSS World Medical, Inc...............................       1,600          13,208
 *PTEK Holdings, Inc...................................         900           4,473
 Pulitzer, Inc.........................................         300          14,985
 Pulte Homes Inc.......................................       2,600         140,998
 *PW Eagle, Inc........................................         100             700
 #*PYR Energy Corp.....................................         800           1,360
 *Q Logic Corp.........................................         300          13,719
 *QRS Corp.............................................         100             968
 *Quaker Fabric Corp...................................         800          10,436
 *Qualcomm, Inc........................................      10,800         341,766
 *Quanta Services, Inc.................................       2,000          25,140
 *Quest Diagnostics, Inc...............................       2,600         227,292
 *Quest Software, Inc..................................       1,500          21,008
 *Quidel Corp..........................................       1,200           7,926
 *Quiksilver, Inc......................................       1,200          27,660
 *Quintiles Transnational Corp.........................       3,700          52,596
 *Quovadx, Inc.........................................         600           4,191
 *Qwest Communications International, Inc..............      55,500         286,380
 *R H Donnelley Corp...................................         100           2,865
 Radian Group, Inc.....................................       4,600         249,780
 *Radiant Systems, Inc.................................         500           6,535
 *Radio One, Inc.......................................         700          15,530
 Radioshack Corp.......................................       3,500         119,840
 *RadiSys Corp.........................................         100           1,305
 *Railamerica, Inc.....................................         700           7,308

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
                                                            SHARES           VALUE+
                                                            ------           ------
 *Rainbow Technologies, Inc............................         800    $      4,700
 *Ralcorp Holdings, Inc................................       1,000          28,140
 *Rambus, Inc..........................................       1,200           7,992
 *Range Resources Corp.................................       3,400          17,986
 *Rare Hospitality International, Inc..................       1,400          39,396
 *Rational Software Corp...............................       2,300          26,186
 Raymond James Financial, Inc..........................       1,900          63,650
 *Rayovac Corp.........................................         600          10,950
 #*RCN Corp............................................         300             516
 #Reader's Digest Association, Inc.....................         100           2,741
 Readers Digest's Association, Inc.....................       2,400          53,544
 *Read-Rite Corp.......................................       3,200           7,600
 *RealNetworks , Inc...................................       3,300          28,067
 *Rebublic Services, Inc...............................       3,900          81,978
 *Recoton Corp.........................................         100             267
 *Red Hat, Inc.........................................       3,500          16,660
 *Redback Networks, Inc................................       7,300          15,148
 *Reebok International, Ltd............................       2,300          60,214
 #*Regeneron Pharmaceuticals, Inc......................         800          13,220
 *Regent Communications, Inc...........................       1,300          10,134
 Regis Corp............................................         700          20,167
 *Register.Com, Inc....................................         700           5,565
 *Rehabcare Group, Inc.................................         500          13,325
 *Rehabilicare, Inc....................................         100             537
 Reinsurance Group of America, Inc.....................       1,300          40,807
 Reliance Steel & Aluminum Co..........................         600          18,510
 *Remec, Inc...........................................       1,100           8,124
 *Remington Oil & Gas Corp.............................         900          17,528
 *Renal Care Group, Inc................................       1,500          50,858
 *Rent-A-Center, Inc...................................         500          28,310
 *Rent-Way, Inc........................................         600           7,080
 *Repligen Corp........................................       2,600           7,865
 Republic Bancorp, Inc.................................       1,600          23,272
 *Republic Bankshares, Inc.............................         100           2,000
 *Res-Care, Inc........................................         800           6,516
 *ResortQuest International, Inc.......................         200           1,280
 *Resources Connection, Inc............................         500          12,773
 *Respironics, Inc.....................................         525          18,199
 *Restoration Hardware, Inc............................         100             805
 #*Revlon, Inc.........................................         700           3,696
 *Rex Stores Corp......................................         500           8,105
 *RF Micro Devices, Inc................................         300           4,925
 *Ribozyme Pharmaceuticals, Inc........................         100             100
 *Rica Foods, Inc......................................         100             126
 Richardson Electronics, Ltd...........................         500           5,585
 Riggs National Corp...................................         100           1,502
 #*Rite Aid Corp.......................................       9,100          30,667
 RLI Corp..............................................         500          26,875
 Roadway Corp..........................................         600          19,215
 Robbins & Myers, Inc..................................         200           4,822
 *Robert Half International, Inc.......................       2,600          64,168
 Rock-Tenn Co. Class A.................................         100           1,858
 Rockwell International Corp...........................       2,000          43,880
 *Rogers Corp..........................................         400          12,260
 Rohm & Haas Co........................................       1,100          41,448
 *Rohn Industries, Inc.................................         400             158
 Rollins, Inc..........................................         100           2,090
 Roper Industries, Inc.................................         800          31,200
 Roslyn Bancorp, Inc...................................       1,500          35,445
 Ross Stores, Inc......................................       1,900          80,057
 Rowan Companies, Inc..................................       4,000         102,800
 *Royal Appliance Manufacturing Co.....................         600           3,990
                                                            SHARES           VALUE+
                                                            ------           ------
 RPC, Inc..............................................         200    $      2,800
 RPM, Inc..............................................       1,100          17,314
 *RSA Security, Inc....................................       1,500           8,618
 *RTI International Metals, Inc........................         800           9,080
 Ruby Tuesday, Inc.....................................       1,700          39,542
 Ruddick Corp..........................................       1,000          16,200
 Russell Corp..........................................         500           9,240
 *RWD Technologies, Inc................................         100             288
 *Ryans Family Steak Houses, Inc.......................       1,050          18,354
 Ryland Group, Inc.....................................       1,200          64,800
 *S1 Corp..............................................         200           1,508
 *Sabre Holdings Corp..................................       1,700          66,980
 *Safeguard Scientifics, Inc...........................       3,100           6,107
 *Safeway, Inc.........................................      15,300         621,945
 *Saga Communications, Inc. Class A....................         100           2,665
 *Saint Jude Medical, Inc..............................       1,700         143,480
 Saint Paul Companies, Inc.............................         100           4,261
 *Saks, Inc............................................       5,100          71,196
 #*Salton, Inc.........................................         700          10,024
 *Sanchez Computer Associates, Inc.....................         500           2,920
 *Sandisk Corp.........................................       1,600          22,408
 *Sangamo BioSciences, Inc.............................         500           3,123
 *Sanmina Corp.........................................      18,900         218,012
 *Sapient Corp.........................................       2,700           3,969
 *SBS Technologies, Inc................................         100           1,323
 *ScanSoft, Inc........................................         100             872
 Schawk, Inc. Class A..................................         100             967
 *Schein (Henry), Inc..................................       1,300          64,461
 *Scholastic Corp......................................         900          42,777
 Schwab (Charles) Corp.................................      57,300         692,757
 *Sciclone Pharmaceuticals, Inc........................       1,100           3,966
 *Scientific Games Corp................................         100             850
 Scientific-Atlanta, Inc...............................       6,200         120,590
 *Scios-Nova, Inc......................................       1,200          30,294
 *SCM Microsystems, Inc................................         500           5,498
 *Scotts Co. Class A...................................       1,000          46,850
 *SCP Pool Corp........................................         100           2,926
 Seaboard Corp.........................................         100          25,700
 *Seachange International, Inc.........................         500           3,998
 *Seacor Smit, Inc.....................................         400          19,480
 *Sealed Air Corp......................................       2,500         111,875
 *Secure Computing Corp................................         500           5,423
 SEI Investments Co....................................       4,500         148,523
 *Seitel, Inc..........................................         900           2,304
 *Selectica, Inc.......................................         100             360
 *Semitool, Inc........................................         900          12,065
 *Semtech Corp.........................................         100           3,289
 *SEMX Corp............................................         100             122
 Sensient Technologies Corp............................         500          11,935
 *Sepracor, Inc........................................       1,300          15,217
 *Sequa Corp. Class A..................................         100           5,460
 *Sequa Corp. Class B..................................         100           5,900
 *Sequenom, Inc........................................         600           2,937
 *Serena Software, Inc.................................         600           8,493
 *Serologicals Corp....................................         800          14,828
 *Service Corp. International..........................       7,500          31,050
 *Sharper Image Corp...................................         500           9,468
 *Shaw Group, Inc......................................       1,500          50,175
 *Sheffield Medical Technologies, Inc..................       1,500           2,385
 Sherwin-Williams Co...................................       1,100          34,760
 *Shiloh Industries, Inc...............................         100             239
 *Shoe Carnival, Inc...................................         500           9,498

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
                                                            SHARES           VALUE+
                                                            ------           ------
 #*Shop At Home, Inc...................................         100    $        303
 *Shopko Stores, Inc...................................         700          14,399
 *Shuffle Master, Inc..................................         200           3,424
 *SICOR, Inc...........................................       2,600          42,796
 *Siebel Systems, Inc..................................       6,400         116,832
 *Siebert Financial Corp...............................         100             391
 *Sierra Health Services, Inc..........................         800          15,000
 Sigma-Aldrich Corp....................................       2,100         100,149
 *Silgan Holdings, Inc.................................         200           7,525
 *Silicon Laboratories, Inc............................         100           2,391
 *Silicon Storage Technology, Inc......................       2,200          23,661
 *Silicon Valley Bancshares............................       2,000          62,250
 *Siliconix, Inc.......................................         700          22,425
 *Simpson Manufacturing Co., Inc.......................         800          50,400
 *Sinclair Broadcast Group, Inc. Class A...............       1,500          22,238
 *Sipex Corp...........................................         600           5,697
 *Sitel Corp...........................................       1,900           4,940
 *Six Flags, Inc.......................................       3,600          57,816
 *Skechers U.S.A., Inc. Class A........................         700          15,197
 Sky Financial Group, Inc..............................         200           4,479
 Skywest, Inc..........................................       1,900          44,261
 *SL Industries, Inc...................................         100             740
 SLM Corp..............................................       4,700         453,456
 *Smart & Final Food, Inc..............................         200           1,862
 *Smith International, Inc.............................       2,200         161,436
 *Smithfield Foods, Inc................................       5,100          93,840
 *Smurfit-Stone Container Corp.........................      12,500         203,813
 *Sola International, Inc..............................       1,400          16,772
 *Solectron Corp.......................................      29,700         239,976
 Solutia, Inc..........................................       3,500          28,525
 *Somera Communications, Inc...........................         400           2,458
 *Sonic Automotive, Inc................................         700          23,170
 *Sonic Corp...........................................         150           4,269
 *Sonic Innovations, Inc...............................         500           3,463
 #*SONICblue, Inc......................................       2,500           3,550
 *SonicWALL, Inc.......................................       1,500           9,188
 *Sotheby's Holdings, Inc. Class A.....................       1,300          18,213
 *SoundView Technology Group, Inc......................       2,800           5,768
 *Source Information Management, Inc...................         200             942
 *Sourcecorp, Inc......................................         600          17,874
 South Financial Group, Inc............................         500          11,393
 *Southern Union Co....................................       2,100          35,490
 SouthTrust Corp.......................................       1,000          25,965
 Southwest Airlines Co.................................      36,700         625,001
 *Southwest Bancorporation of Texas, Inc...............         700          23,279
 Southwest Water Co....................................         500           9,243
 *Southwestern Energy Co...............................         900          12,636
 Sovereign Bancorp, Inc................................       8,000         123,840
 *Spacelabs Medical, Inc...............................         100           1,419
 Spartan Motors, Inc...................................         100           1,315
 *SpectraLink Corp.....................................         500           5,183
 *Spectranetics Corp...................................         100             254
 *SpeechWorks International, Inc.......................         300           1,211
 *SpeedFam-IPEC, Inc...................................         900           3,938
 *Speedway Motorsports, Inc............................       1,300          35,477
 *Spherion Corp........................................       1,600          17,648
 #*Spherix, Inc........................................         400           2,292
 Spiegel, Inc. Class A Non-Voting......................         100             153
 *Spinnaker Exploration Co.............................       1,600          61,248
 *Sports Authority, Inc................................         300           3,861
                                                            SHARES           VALUE+
                                                            ------           ------
 *#Sprint Corp. (PCS Group)............................      21,100    $    220,284
 *SPS Technologies, Inc................................         600          21,966
 *SPSS, Inc............................................         100           1,601
 *SPX Corp.............................................       2,000         275,000
 *SRS Labs, Inc........................................         100             248
 *SS&C Technologies, Inc...............................         100           1,232
 St. Joe Corp..........................................       3,600         115,236
 St. Mary Land & Exploration Co........................       1,700          39,687
 *Staar Surgical Co....................................         100             493
 *Stamps.com, Inc......................................       1,200           5,478
 StanCorp Financial Group, Inc.........................       1,300          76,284
 *Standard Management Corp.............................         100             799
 *Standard Microsystems Corp...........................         600          13,677
 Standard Pacific Corp.................................         500          16,500
 *Stanley Furniture, Inc...............................         100           3,205
 *Staples, Inc.........................................      10,000         210,950
 *Starbucks Corp.......................................       5,200         126,282
 *StarTek, Inc.........................................         100           2,662
 State Auto Financial Corp.............................         700          11,386
 State Street Corp.....................................       8,200         380,972
 Staten Island Bancorp, Inc............................         500          10,225
 *#Station Casinos, Inc................................       2,100          34,965
 *Steak n Shake Co.....................................         200           2,990
 *Steel Dynamics, Inc..................................       1,800          32,085
 Steelcase, Inc. Class A...............................         800          12,720
 *Stein Mart, Inc......................................         800           9,100
 *Steinway Musical Instruments, Inc....................         100           2,215
 *Stellent, Inc........................................         400           2,234
 *Steris Corp..........................................       1,900          40,185
 Sterling Bancshares...................................         800          11,580
 *Sterling Financial Corp..............................         891          20,382
 Stewart & Stevenson Services, Inc.....................         100           1,682
 *Stewart Enterprises, Inc.............................       3,500          21,018
 *Stewart Information Services Corp....................         400           7,940
 *Stillwater Mining Co.................................       1,300          23,010
 *Stone Energy Corp....................................       1,100          45,265
 *Stoneridge, Inc......................................         300           4,725
 *Storage Technology Corp..............................       2,800          50,400
 *StorageNetworks, Inc.................................       2,600           4,576
 *Stratos Lightwave, Inc...............................         600           1,242
 Strayer Ed, Inc.......................................         100           5,908
 #Stryker Corp.........................................       7,100         387,376
 *Sun Microsystems.....................................      99,900         689,810
 *Sungard Data Systems, Inc............................       7,100         199,652
 *#Sunrise Assisted Living, Inc........................         500          14,605
 #Suntrust Banks, Inc..................................         100           6,830
 *Supergen, Inc........................................         200           1,181
 *Superior Energy Services, Inc........................       1,700          17,884
 Superior Industries International, Inc................       1,300          59,488
 *Supertex, Inc........................................         100           1,767
 *Supreme Industries, Inc..............................         100             620
 *SurModics, Inc.......................................         600          20,385
 *Swift Energy Corp....................................       1,400          20,538
 *Swift Transportation, Inc............................       2,500          52,413
 *Switchboard, Inc.....................................         100             578
 SWS Group, Inc........................................         500          10,330
 *Sybase, Inc..........................................       2,700          36,126
 *Sycamore Networks, Inc...............................       5,900          21,211
 *Sykes Enterprises, Inc...............................       1,200          11,364
 *Sylvan Learning Systems, Inc.........................         900          24,755
 *Symantec Corp........................................       1,600          55,000
 Symbol Technologies, Inc..............................       8,100          69,417

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
                                                            SHARES           VALUE+
                                                            ------           ------
 *Symyx Technologies...................................       1,100    $     17,875
 *Syncor International Corp............................         600          18,621
 *Synopsys, Inc........................................         800          40,328
 *Synovis Life Technologies, Inc.......................         500           4,350
 Synovus Financial Corp................................         200           5,330
 *Syntroleum Corp......................................       1,500           6,413
 Sysco Corp............................................       1,200          33,420
 *Systems & Computer Technology Corp...................         900          12,942
 *Tag-It Pacific, Inc..................................         100             418
 #*Take Two Interactive Software.......................       1,200          30,846
 Talbots, Inc..........................................         100           3,720
 *Tanox, Inc...........................................       1,600          19,024
 Target Corp...........................................      19,600         812,420
 *Targeted Genetics Corp...............................         600             807
 *Tarrant Apparel Group................................         100             559
 *TBC Corp.............................................         700          10,973
 *Tech Data Corp.......................................       1,800          72,513
 *Techne Corp..........................................         800          25,044
 Technitrol, Inc.......................................         600          15,510
 *Tejon Ranch Co.......................................         100           3,015
 *Tekelec..............................................         700           7,445
 *Tektronix, Inc.......................................       2,500          50,700
 Teleflex, Inc.........................................         500          28,725
 Telephone & Data Systems, Inc.........................       1,500         113,700
 *Teletech Holdings, Inc...............................       1,800          21,285
 *Telik, Inc...........................................         500           5,935
 *Tellabs, Inc.........................................      14,800         143,116
 *Tenet Healthcare Corp................................      11,800         879,100
 *Tenneco Automotive, Inc..............................       1,700          10,489
 *Teradyne, Inc........................................       3,200          86,656
 *Terayon Communication Systems, Inc...................         800           2,280
 *Terex Corp...........................................       1,200          30,480
 *Terra Industries, Inc................................       1,400           2,856
 *Tesoro Petroleum Corp................................       2,700          19,035
 *#Tetra Tech, Inc.....................................         875          12,604
 *Tetra Technologies, Inc..............................         700          17,290
 *Texas Biotechnology Corp.............................       1,200           5,435
 Texas Industries, Inc.................................         700          26,397
 Texas Instruments, Inc................................      53,300       1,528,111
 The Goldman Sachs Group, Inc..........................      21,400       1,614,630
 *The Medicines Co.....................................         600           5,421
 *The New Dun & Bradstreet Corp........................         400          14,888
 *Theragenics Corp.....................................         900           7,695
 *Therma-Wave, Inc.....................................         100           1,038
 *Thermo-Electron Corp.................................       5,300          97,308
 Thomas & Betts Corp...................................       1,500          32,730
 Thor Industries, Inc..................................         700          48,650
 *Thoratec Laboratories Corp...........................       2,700          25,704
 *T-HQ, Inc............................................         500          16,005
 *Three-Five Systems, Inc..............................         200           2,400
 *TIBCO Software, Inc..................................       5,400          32,076
 *Tier Technologies, Inc. Class B......................         500           8,345
 Tiffany & Co..........................................       4,200         157,500
 *Timberland Co. Class A...............................         800          31,024
 Timken Co.............................................         100           2,240
 *Titan Corp...........................................       1,100          23,650
 Titan International, Inc..............................         200           1,020
 *Titan Pharmaceuticals, Inc...........................         800           3,160
 *Titanium Metals Corp.................................         800           3,128
 #*TiVo, Inc...........................................       1,800           7,848
                                                            SHARES           VALUE+
                                                            ------           ------
 TJX Companies, Inc....................................      15,000    $    316,350
 *#TMP Worldwide, Inc..................................       3,200          86,416
 *Todd Shipyards Corp..................................         100           1,410
 *Toll Brothers, Inc...................................       3,100          91,450
 *Tollgrade Communications, Inc........................         500           9,668
 Tootsie Roll Industries, Inc..........................         909          42,823
 *Topps, Inc...........................................       1,300          13,150
 Torchmark Corp........................................       3,900         157,404
 Toro Co...............................................         400          23,028
 Total System Services, Inc............................       4,700         107,583
 *Touch America Holdings, Inc..........................       4,000          11,880
 *Tower Automotive, Inc................................       1,700          21,845
 *Toys R Us, Inc.......................................       6,800         124,100
 *Tractor Supply Co....................................         500          27,865
 *Traffix, Inc.........................................       1,100           6,694
 *Trammell Crow Co.....................................       1,000          13,500
 *Trans World Entertainment Corp.......................         800           5,708
 *Transaction Systems Architects, Inc..................       1,300          14,378
 Transatlantic Holdings, Inc...........................       2,300         200,215
 *Transkaryotic Therapies, Inc.........................       1,000          37,805
 *Transmeta Corp.......................................       2,000           4,740
 *Transmontaigne Oil Co................................       1,500           7,125
 Transocean, Inc.......................................       4,600         175,582
 *Transtechnology Corp.................................         100           1,085
 *Transwitch Corp......................................       2,700           3,362
 *Transworld Healthcare, Inc...........................         100             600
 *TRC Companies, Inc...................................         500          13,800
 Tredegar Industries, Inc..............................         800          18,480
 *#Trendwest Resorts, Inc..............................         900          21,335
 #*Trex Co., Inc.......................................         300           8,310
 *Triad Guaranty, Inc..................................         700          33,166
 *Triangle Pharmaceuticals, Inc........................       2,200           7,051
 *Triarc Companies, Inc. Class A.......................         600          16,476
 Tribune Co............................................      10,500         446,355
 *Trico Marine Services, Inc...........................         900           7,421
 *Trigon Healthcare, Inc...............................       1,600         165,680
 *Trimble Navigation, Ltd..............................       1,100          19,800
 *#Trimeris, Inc.......................................         100           4,875
 Trinity Industries, Inc...............................       1,200          22,500
 *TriPath Imaging, Inc.................................         600           2,277
 *Triquint Semiconductor, Inc..........................       3,500          31,518
 *Triton PCS Holdings, Inc.............................         400           4,080
 *Triumph Group........................................         600          26,640
 *TriZetto Group, Inc..................................       1,400          13,839
 *Trover Solutions, Inc................................         100             533
 Trustco Bank Corp.....................................       1,100          14,135
 TRW, Inc..............................................       1,800          98,820
 *TTM Technologies, Inc................................         700           5,607
 *Tuesday Morning Corp.................................       1,100          30,613
 *Tularik, Inc.........................................         600           5,589
 *Tumbleweed Communications Corp.......................         100             213
 *Turnstone Systems, Inc...............................       2,100           8,169
 *Tweeter Home Entertainment Group, Inc................         400           6,772
 *Tyler Technologies, Inc..............................         800           4,208
 Tyson Foods, Inc. Class A.............................       5,500          81,180
 *U.S. Concrete, Inc...................................       1,000           5,660
 *U.S. Industries, Inc.................................       3,500          14,070
 *U.S. Physical Therapy, Inc...........................         100           1,809
 #UAL Corp.............................................       1,100          13,409
 *UbiquiTel, Inc.......................................       1,700           2,746
 UCBH Holdings, Inc....................................         700          27,570

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CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 *UICI.................................................       1,300    $     22,958
 *Ulticom, Inc.........................................       1,200           8,322
 *Ultimate Electronics, Inc............................         100           3,040
 *Ultratech Stepper, Inc...............................         900          14,445
 *Unifi, Inc...........................................       2,000          19,880
 *Union Acceptance Corp. Class A.......................         100             687
 Union Pacific Corp....................................       2,800         171,472
 *Uniroyal Technology Corp.............................       1,100             561
 *Unisys Corp..........................................      10,600         121,264
 *Unit Corp............................................       1,600          29,856
 *United Auto Group, Inc...............................         900          23,706
 *United Natural Foods, Inc............................         100           2,277
 *United Online, Inc...................................         700           7,655
 *United Rentals, Inc..................................       2,500          58,350
 *United States Cellular Corp..........................       1,700          63,206
 United States Steel Corp..............................       3,500          71,890
 *United Stationers, Inc...............................       1,300          49,472
 United Technologies Corp..............................       7,600         523,412
 *United Therapeutics Corp.............................         700          10,724
 *UnitedGlobalCom, Inc.................................       1,100           5,077
 Unitedhealth Group, Inc...............................      16,200       1,470,960
 *Universal Access Global Holdings, Inc................         300             113
 *Universal American Financial Corp....................       1,700          12,249
 *Universal Electronics, Inc...........................         600          10,221
 Universal Forest Products, Inc........................         600          14,805
 *Universal Health Services, Inc.......................       1,800          89,316
 *Universal Stainless & Alloy Products, Inc............         500           7,865
 *Univision Communications, Inc. Class A...............       2,000          80,000
 Unocal Corp...........................................       1,600          58,912
 *Unova, Inc...........................................       1,500          10,245
 *UQM Technologies, Inc................................         300           1,170
 *Urban Outfitters, Inc................................         100           2,964
 *Urologix, Inc........................................         100           1,556
 *URS Corp.............................................         600          17,712
 *US LEC Corp..........................................         500           1,285
 *US Liquids, Inc......................................         100             255
 *US Oncology, Inc.....................................       2,800          24,262
 *#USA Networks, Inc...................................      11,800         336,359
 #*USAir Group, Inc....................................       2,700           8,235
 *UTStarcom, Inc.......................................       1,600          35,592
 *V.I. Technologies, Inc...............................         100             302
 *Vail Resorts, Inc....................................         900          16,542
 *Valassis Communications, Inc.........................         800          32,680
 *Valentis, Inc........................................         100             169
 #Valero Energy Corp...................................       4,400         173,800
 Valhi, Inc............................................         300           3,315
 Valmont Industries, Inc...............................         500           9,435
 Valspar Corp..........................................       1,000          46,900
 *Value City Department Stores, Inc....................       1,100           4,059
 *Valuevision International, Inc. Class A..............       1,500          32,520
 *Vans, Inc............................................         800           7,812
 *Varco International, Inc.............................       4,400          89,012
 *Varian Medical Systems, Inc..........................       1,100          51,590
 *Vastera, Inc.........................................         700           4,277
 #*Vaxgen, Inc.........................................         100             702
 *Veeco Instruments, Inc...............................         600          17,487
 *Ventana Medical Systems, Inc.........................         200           4,523
 *VeriSign, Inc........................................       7,200          69,732
 *#Veritas DGC, Inc....................................       1,100          16,610
                                                            SHARES           VALUE+
                                                            ------           ------
 *Veritas Software Co..................................      10,200    $    231,183
 *Verity, Inc..........................................       1,300          12,051
 *Vermont Pure Holdings, Ltd...........................         100             474
 *Vertex Pharmaceuticals, Inc..........................       2,800          55,188
 Vesta Insurance Group, Inc............................         300           1,275
 *Viacom, Inc. Class A.................................       6,000         294,300
 *Viacom, Inc. Class B.................................      73,500       3,598,560
 *Viasat, Inc..........................................         600           5,658
 *Viasys Healthcare, Inc...............................         262           5,353
 *VIB Corp.............................................         106           1,322
 *Vical, Inc...........................................         800           5,856
 *Vicor Corp...........................................       1,000          10,055
 *Viewpoint Corp.......................................         600           3,426
 *Vignette Corp........................................       6,600          13,893
 Vintage Petroleum, Inc................................       1,800          20,970
 *Vion Pharmaceuticals, Inc............................       1,000             670
 *Virbac Corp..........................................         100             657
 Virco Manufacturing Corp..............................         100           1,495
 *Vishay Intertechnology, Inc..........................       4,800         117,888
 *Visionics Corp.......................................         600           6,267
 Visteon Corp..........................................       2,700          42,525
 *Visx, Inc. DE........................................       2,000          27,300
 Vital Signs, Inc......................................         600          23,826
 *Vitesse Semiconductor, Inc...........................       4,400          22,110
 *Vitria Technology, Inc...............................       3,200           3,920
 *Vivus, Inc...........................................         200           1,546
 *Volt Information Sciences, Inc.......................         500          10,755
 Wabash National Corp..................................         800           7,640
 Wabtec Corp...........................................       2,900          39,730
 Wachovia Corp.........................................       7,800         299,286
 *Wackenhut Corrections Corp...........................         700          10,500
 Waddell & Reed Financial, Inc.........................       1,500          37,050
 Walgreen Co...........................................      26,800       1,025,368
 Wallace Computer Services, Inc........................         500          10,720
 Wal-Mart Stores, Inc..................................     107,400       5,810,340
 Walter Industries, Inc................................       1,200          17,208
 Washington Post Co....................................         100          61,740
 *Waste Connections, Inc...............................         900          30,582
 Waste Management, Inc.................................      27,200         746,640
 *WatchGuard Technologoes, Inc.........................         200           1,014
 *Waters Corp..........................................         100           2,666
 Watsco, Inc. Class A..................................         700          12,040
 *Watson Pharmaceuticals, Inc..........................       4,400         114,400
 Watts Industries, Inc. Class A........................         200           3,730
 *Weatherford International, Inc.......................       4,700         236,645
 *Webco Industries, Inc................................         100             495
 *WebMD Corp...........................................       9,200          60,030
 *webMethods, Inc......................................         800           7,252
 Webster Financial Corp................................         500          19,690
 Wellman, Inc..........................................       1,000          16,500
 *Wellpoint Health Networks, Inc.......................       5,286         392,010
 Wells Fargo Company...................................       2,500         131,000
 Wendy's International, Inc............................       2,400          91,128
 Werner Enterprises, Inc...............................       1,733          32,147
 Wesco Financial Corp..................................         100          30,900
 West Coast Bancorp....................................         500           7,565
 *West Corp............................................       1,100          27,638
 *West Marine, Inc.....................................         700          12,268
 *Westaff, Inc.........................................         100             251
 *Westell Technologies, Inc............................         200             278
 *Western Digital Corp.................................       2,600          11,960
 Western Gas Resources, Inc............................       1,100          40,766

THE TAX-MANAGED U.S. EQUITY SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 *Western Wireless Corp................................         800    $      2,640
 *Westminster Capital, Inc.............................         100             310
 *Westpoint Stevens, Inc...............................         400           2,000
 *Westwood One, Inc....................................       2,300          87,745
 *Wet Seal, Inc. Class A...............................         150           3,497
 *WFS Financial, Inc...................................       1,100          33,028
 *W-H Energy Services, Inc.............................         700          15,964
 Whirlpool Corp........................................       1,000          71,400
 *Whitehall Jewellers, Inc.............................         500          10,705
 Whitney Holdings Corp.................................         500          17,818
 *Whole Foods Market, Inc..............................         700          35,809
 *Wild Oats Markets, Inc...............................         300           4,403
 Wiley (John) & Sons, Inc. Class A.....................       1,100          28,336
 *William Lyon Homes, Inc..............................         500          13,275
 *Williams Clayton Energy, Inc.........................         600           7,467
 *Williams-Sonoma, Inc.................................       1,200          38,412
 *Wilshire Oil Co. of Texas............................         100             470
 *Wilson Greatbatch Technologies, Inc..................         500          12,915
 *Wilsons The Leather Experts, Inc.....................         600           8,937
 *Wind River Systems, Inc..............................       1,500          10,073
 Winn-Dixie Stores, Inc................................         100           1,941
 Winnebago Industries, Inc.............................       1,100          48,840
 Wintrust Financial Corp...............................         650          18,723
 *Wire One Technologies, Inc...........................       1,300           3,608
 *Wireless Facilities, Inc.............................       1,300           6,240
 Wireless Telecom Group, Inc...........................         500           1,210
 *Wiser Oil Co.........................................         100             460
 *Witness Systems, Inc.................................         100             622
 *WJ Communications, Inc...............................         800           1,352
 *WMS Industries, Inc..................................       1,500          21,015
 *Wolverine Tube, Inc..................................         200           1,690
 Wolverine World Wide, Inc.............................       1,500          26,505
 *Women First HealthCare, Inc..........................         600           4,515
 Woodhead Industries, Inc..............................         100           1,622
 Woodward Governor Co..................................         500          30,165
 *Workflow Management, Inc.............................         100             343
 *World Acceptance Corp................................         600           4,962
 World Fuel Services Corp..............................         500          10,000
 *World Wrestling Federation Entertainment, Inc........         700          10,255
 *Worldcom, Inc........................................     129,300         214,638
 *WorldGate Communications, Inc........................         100             161
 Worthington Industries, Inc...........................       1,000          15,250
 Wrigley (Wm.) Jr. Co..................................       2,200         126,082
 Wyeth.................................................      15,800         876,900
 *Xerox Corp...........................................      21,800         195,546
 *Xilinx, Inc..........................................       4,600    $    162,173
                                                            SHARES           VALUE+
                                                            ------           ------
 *#XM Satellite Radio Holdings, Inc....................       2,800          24,304
 XTO Energy, Inc.......................................       5,700         115,482
 *Yahoo!, Inc..........................................      14,900         239,071
 *Yankee Candle Co., Inc...............................       1,600          35,200
 *Yellow Corp..........................................         700          19,250
 York International Corp...............................         100           3,545
 *Young Broadcasting, Inc. Class A.....................         700          14,144
 *Yum! Brands, Inc.....................................       3,600         230,040
 *Zale Corp............................................       1,300          55,744
 *Zebra Technologies Corp. Class A.....................         600          34,587
 *Zila, Inc............................................         100             211
 #Zions Bancorp........................................         600          33,033
 *Zoll Medical Corp....................................         200           7,087
 *Zoltek Companies, Inc................................         600           2,178
 *Zomax, Inc...........................................       1,000           4,755
 *Zonagen, Inc.........................................         300             483
 *Zoran Corp...........................................         900          21,830
 *Zygo Corp............................................         600           7,932
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $190,783,426)..................................                 183,858,985
                                                                       ------------
RIGHTS/WARRANTS -- (0.0%)
 *Magnum Hunter Resources Warrants 03/21/05
   (Cost $0)...........................................         200               0
                                                                       ------------
                                                             FACE
                                                            AMOUNT
                                                            ------
                                                            (000)
TEMPORARY CASH INVESTMENTS -- (2.3%)
 Repurchase Agreement, PNC Capital Markets Inc. 1.67%,
   06/03/02 (Collateralized by U.S. Treasury Bills
   1.68%, 06/27/02, valued at $4,341,566) to be
   repurchased at $4,277,595
   (Cost $4,277,000)...................................    $  4,277       4,277,000
                                                                       ------------
TOTAL INVESTMENTS -- (100.0%) (Cost $195,060,426)++....                $188,135,985
                                                                       ============

--------------------------------------------------------------------------------
   +  See Note B to Financial Statements.
   *  Non-Income Producing Securities
   #  Total or Partial Securities on Loan
  ++  The cost for federal income tax purposes is $195,115,639.

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                      STATEMENTS OF ASSETS AND LIABILITIES

                                  MAY 31, 2002

                  (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)
                                  (UNAUDITED)

                                                              THE TAX-MANAGED   THE TAX-MANAGED
                                                              U.S. MARKETWIDE     U.S. EQUITY
                                                               VALUE SERIES         SERIES
                                                              ---------------   ---------------
ASSETS:
Investment at Value.........................................     $847,625          $188,136
Collateral for Securities Loaned............................       36,015             5,550
Receivables:
  Dividends and Interest....................................          720                75
  Investment Securities Sold................................            9                --
  Fund Shares Sold..........................................        1,101               297
Prepaid Expenses and Other Assets...........................           23                 2
                                                                 --------          --------
    Total Assets............................................      885,493           194,060
                                                                 --------          --------
LIABILITIES:
Payables:
  Collateral on Securities Loaned...........................       36,015             5,550
  Investment Securities Purchased...........................        3,953             2,002
Accrued Expenses and Other Liabilities......................          186                17
                                                                 --------          --------
    Total Liabilities.......................................       40,154             7,569
                                                                 --------          --------
NET ASSETS..................................................     $845,339          $186,491
                                                                 ========          ========
Investments at Cost.........................................     $795,528          $195,060
                                                                 ========          ========

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                            STATEMENTS OF OPERATIONS

                     FOR THE SIX MONTHS ENDED MAY 31, 2002

                             (AMOUNTS IN THOUSANDS)
                                  (UNAUDITED)

                                                    THE TAX-MANAGED  THE TAX-MANAGED
                                                    U.S. MARKETWIDE    U.S. EQUITY
                                                     VALUE SERIES        SERIES
                                                    ---------------  ---------------
INVESTMENT INCOME
  Dividends.......................................      $  3,125         $    360
  Interest........................................           122               34
  Income From Securities Lending..................            68                7
                                                        --------         --------
      Total Investment Income.....................         3,315              401
                                                        --------         --------
EXPENSES
  Investment Advisory Services....................           805               39
  Accounting & Transfer Agent Fees................           141               27
  Custodian Fees..................................            38                7
  Legal Fees......................................             3               --
  Audit Fees......................................             4                3
  Shareholders' Reports...........................             6                1
  Trustees' Fees and Expenses.....................             3               --
  Organizational Fees.............................            --               26
  Other...........................................             5               --
                                                        --------         --------
      Total Expenses..............................         1,005              103
                                                        --------         --------
  NET INVESTMENT INCOME (LOSS)....................         2,310              298
                                                        --------         --------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENT SECURITIES
  Net Realized Gain (Loss) on Investment
    Securities Sold...............................       (30,521)            (577)
  Change in Unrealized Appreciation (Depreciation)
    of Investment Securities......................         1,809          (12,648)
                                                        --------         --------
  NET GAIN (LOSS) ON INVESTMENT SECURITIES........       (28,712)         (13,225)
                                                        --------         --------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS.................................      $(26,402)        $(12,927)
                                                        ========         ========

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                      STATEMENTS OF CHANGES IN NET ASSETS
                             (Amounts in thousands)

                              THE TAX-MANAGED        THE TAX-MANAGED
                              U.S. MARKETWIDE          U.S. EQUITY
                               VALUE SERIES              SERIES
                           ---------------------  ---------------------
                                                                SEPT.
                           SIX MONTHS     YEAR    SIX MONTHS     25,
                             ENDED       ENDED      ENDED        TO
                            MAY 31,     NOV. 30    MAY 31,     NOV. 30,
                              2002        2001       2002       2001
                           ----------   --------  ----------   -------
                           (UNAUDITED)            (UNAUDITED)
INCREASE (DECREASE) IN
  NET ASSETS
Operations:
  Net Investment Income
    (Loss)...............  $    2,310   $  6,367  $      298   $    47
  Net Realized Gain
    (Loss) on Investment
    Securities Sold......     (30,521)   (20,994)       (577)     (191)
  Change in Unrealized
    Appreciation
    (Depreciation) of
    Investment
    Securities...........       1,809     29,797     (12,648)    5,724
                           ----------   --------  ----------   -------
      Net Increase
        (Decrease) in Net
        Assets Resulting
        from
        Operations.......     (26,402)    15,170     (12,927)    5,580
                           ----------   --------  ----------   -------
Transactions in Interest:
  Contributions..........     222,798    402,901     120,289    75,984
  Withdrawals............     (41,852)   (41,297)     (2,419)      (16)
                           ----------   --------  ----------   -------
      Net Increase
        (Decrease) from
        Transactions in
        Interest.........     180,946    361,604     117,870    75,968
                           ----------   --------  ----------   -------
      Total Increase
        (Decrease).......     154,544    376,774     104,943    81,548
                           ----------   --------  ----------   -------
NET ASSETS
  Beginning of Period....     690,795    314,021      81,548        --
                           ----------   --------  ----------   -------
  End of Period..........  $  845,339   $690,795  $  186,491   $81,548
                           ==========   ========  ==========   =======

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                THE TAX-MANAGED                         THE TAX-MANAGED
                                                         U.S. MARKETWIDE VALUE SERIES                  U.S. EQUITY SERIES
                                               -------------------------------------------------    ------------------------
                                               SIX MONTHS       YEAR        YEAR       DEC. 14,     SIX MONTHS     SEPT. 25,
                                                  ENDED        ENDED       ENDED       1998 TO         ENDED          TO
                                                 MAY 31,      NOV. 30,    NOV. 30,     NOV. 30,       MAY 31,      NOV. 30,
                                                  2002          2001        2000         1999          2002          2001
----------------------------------------------------------------------------------------------------------------------------
                                               (UNAUDITED)                                          (UNAUDITED)
Net Asset Value, Beginning of Period.........       N/A            N/A         N/A         N/A           N/A            N/A
                                               --------       --------    --------    --------      --------        -------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss)...............        --             --          --          --            --             --
  Net Gains (Losses) on Securities (Realized
    and Unrealized)..........................        --             --          --          --            --             --
                                               --------       --------    --------    --------      --------        -------
    Total from Investment Operations.........        --             --          --          --            --             --
----------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
  Net Investment Income......................        --             --          --          --            --             --
  Net Realized Gains.........................        --             --          --          --            --             --
                                               --------       --------    --------    --------      --------        -------
    Total Distributions......................       N/A            N/A         N/A         N/A           N/A            N/A
----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period...............       N/A            N/A         N/A         N/A           N/A            N/A
============================================================================================================================
Total Return.................................     (2.92)%#        8.30%       3.07%       4.27%#       (6.88)%#       15.72%#
----------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)........  $845,339       $690,795    $314,021    $126,004      $186,491        $81,548
Ratio of Expenses to Average Net Assets......      0.25%*         0.25%       0.26%       0.29%*        0.13%*         0.20%*
Ratio of Net Investment Income to Average Net
  Assets.....................................      0.58%*         1.17%       1.98%       1.66%*        0.39%*         0.62%*
Portfolio Turnover Rate......................         8%*           11%         39%         10%*           5%*            4%*
----------------------------------------------------------------------------------------------------------------------------

  *  Annualized
  #  Non-annualized
N/A  Not applicable as The Tax-Managed U.S. Marketwide Value
     Series and the Tax-Managed U.S. Equity Series are organized as partnerships.

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY
                         NOTES TO FINANCIAL STATEMENTS
                                  (UNAUDITED)

A. ORGANIZATION:

    The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. The Trust currently consists of twenty-five series, of which The Tax-Managed U.S. Marketwide Value Series and the Tax-Managed U.S. Equity Series (the "Series") are presented in this report.

B. SIGNIFICANT ACCOUNTING POLICIES:

    The following significant accounting policies are in conformity accounting principles generally accepted in the United States of America for investment companies. Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and those differences could be material.

    1. SECURITY VALUATION: Securities held by the Series' which are listed on a securities exchange and for which market quotations are readily available are valued at the last quoted sale price of the day, or if there is no such reported sale, at the mean between the most recent bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Unlisted securities for which market quotations are readily available are valued at the mean between the most recent bid and asked prices. Securities for which quotations are not readily available are valued in good faith at fair value using methods approved by the Board of Trustees.

    2. FEDERAL INCOME TAXES: The Series' are treated as partnerships for federal income tax purposes. Any interest, dividends and gains or losses will be deemed to have been "passed through" to their Feeder Funds.

    3. REPURCHASE AGREEMENTS: The Series' may purchase money market instruments subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system or with the Trust's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on May 31, 2002.

    4. OTHER: Security transactions are accounted for on the date the securities are purchased or sold. Costs used in determining realized gains and losses on the sale of investment securities are those of specific securities sold. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities. Expenses directly attributable to a Series are directly charged. Common expenses are allocated using methods approved by the Board of Trustees.

C. INVESTMENT ADVISOR:

    Dimensional Fund Advisors Inc. ("Dimensional" or the "Advisor") provides investment advisory services to the Series. For the six months ended May 31, 2002, the Series advisory fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

The Tax-Managed U.S. Marketwide Value Series................      0.20 of 1%
The Tax-Managed U.S. Equity Series..........................      0.05 of 1%

    Certain officers of the Series are also officers, directors and shareholders of the Advisor.

D. PURCHASES AND SALES OF SECURITIES:

    For the six months ended May 31, 2002, the Series made the following purchases and sales of investment securities other than U.S. Government Securities (amounts in thousands):

                                                                OTHER INVESTMENT
                                                                   SECURITIES
                                                              --------------------
                                                              PURCHASES    SALES
                                                              ---------   --------
The Tax-Managed U.S. Marketwide Value Series................  $208,455    $30,830
The Tax-Managed U.S. Equity Series..........................   119,626      2,359

E. INVESTMENT TRANSACTIONS:

    At May 31, 2002, gross unrealized appreciation and depreciation for federal income tax purposes of investment securities was as follows (amounts in thousands):

                                                              GROSS UNREALIZED   GROSS UNREALIZED
                                                                APPRECIATION       DEPRECIATION       NET
                                                              ----------------   ----------------   --------
The Tax-Managed U.S. Marketwide Value Series................      $183,529           $(132,775)     $50,754
The Tax-Managed U.S. Equity Series..........................        12,677             (19,657)      (6,980)

F. LINE OF CREDIT:

    The Trust, together with other Dimensional-advised portfolios, has entered into a $50 million unsecured line of credit with its domestic custodian bank. Each series is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million. Borrowings under the line are charged interest at the current overnight federal funds rate plus a variable rate determined at the date of borrowing. Each series is individually, and not jointly liable for its particular advances under the line. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires in June 2003. There were no borrowings by the Series under the line of credit for the six months ended May 31, 2002.

    The Trust, together with other Dimensional-advised portfolios, has also entered into an additional $150 million unsecured line of credit with its international custodian bank. Each Series is permitted to borrow, subject to investment limitations, up to a maximum of $150 million, as long as total borrowings under the line of credit do not exceed $150 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on unused line of credit. The agreement for the line of credit expires in April 2003. There were no borrowings by the Series under the line of credit with the international custodian bank during the six months ended May 31, 2002.

G. SECURITIES LENDING:

    As of May 31, 2002, some of the Series had securities on loan to brokers/dealers, for which each Series held cash collateral. Each Series invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of domestic securities are required at all times to be secured by collateral at least equal to 102% of the market value of the securities on loan. Loans of international securities are required at all times to be secured by collateral at least equal to 105% of the market value of the securities on loan. However, in the event of default or bankruptcy by the other party to the agreement, realization and/ or retention of the collateral may be subject to legal proceedings. In the event that the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the option of the lending agent, to replace the securities.

    Each Series, along with other portfolios of the Trust, invests the cash collateral received from securities on loan in a pooled cash account, which invests in repurchase agreements collateralized by U.S. government securities. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature.

    As of May 31, 2002, the interest rate on the pooled cash account earned by each of the Series was 1.74%. The repurchase agreements within the pooled cash account mature on June 3, 2002. The value of securities on loan to broker/dealers, the cash collateral received from such broker/dealers, the value and cost of each portfolio's pooled cash account investment and the allocated value of collateral from repurchase agreements held in the pooled cash account as of May 31, 2002 were as follows:

                                                                                         VALUE OF
                                            MARKET                       COST/VALUE     COLLATERAL
                                           VALUE OF       VALUE OF        OF POOLED        FROM
                                          SECURITIES   COLLATERAL AND   CASH ACCOUNT    REPURCHASE
                                            ON LOAN    INDEMNIFICATION   INVESTMENT     AGREEMENTS
                                          -----------  ---------------  -------------  -------------
The Tax-Managed U.S. Marketwide Value
 Series.................................  $32,340,291   $ 36,015,429    $ 36,015,629   $ 36,016,429
The Tax-Managed U.S. Equity Series......    5,159,055      5,549,654       5,549,685      5,549,654